Registration No. 333-19925
                                                      Registration No. 811-01705
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No.                              [ ]

Post-Effective Amendment No. 16                          [X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  [X]
OF 1940

Amendment No. 239                                        [X]

                        (Check appropriate box or boxes)

                               -------------------

                               SEPARATE ACCOUNT A
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                               -------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -------------------

                  Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                               -------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485

[X]     On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

      Units of interest in Separate Account under variable annuity contracts.

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Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


PROSPECTUS DATED MAY 1, 2011


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.
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WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The contract offers a variable income annuity option funded by one or more of the 11 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.


This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.


Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract. This contract may not currently be available in all states.


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VARIABLE INVESTMENT OPTIONS:
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o AXA Moderate Allocation(1)        o EQ/International Equity Index (2)
o EQ/AllianceBernstein Small Cap    o EQ/Large Cap Value PLUS
  Growth                            o EQ/Money Market
o EQ/Common Stock Index             o EQ/Quality Bond PLUS
o EQ/Equity 500 Index               o Multimanager Aggressive Equity
o EQ/Intermediate Government Bond   o Multimanager Multi-Sector Bond
  Index
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(1) An "AXA Allocation" portfolio.

(2) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.


You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

o a nonqualified annuity ("NQ") for after-tax contributions only

o a plan qualified under Section 401(a) of the Internal Revenue Code

o a traditional individual retirement annuity ("IRA")

o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")

A minimum premium payment of $10,000 is required to purchase this contract.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2011, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling (800) 245-1230. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          e13416
                                              Variable Immediate Annuity (IF/NB)

Contents of this Prospectus
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Index of key words and phrases                                                4

Who is AXA Equitable?                                                         5
How to reach us                                                               6
Variable Immediate Annuity at a glance -- key features                        7
Fee table                                                                     8

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1. CONTRACT FEATURES AND BENEFITS                                             9
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How you can purchase a contract                                               9
Owner and annuitant requirements                                              9
What are your investment options under the contract?                          9
Portfolios of the Trusts                                                     10

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2. SELECTING YOUR ANNUITY OPTION                                             12
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Allocating your premium payment                                              12
Transfers among the variable investment options                              12
Your right to cancel within a certain number of days                         12
Your annuity payout option                                                   13
Determining your monthly variable payments                                   13
Assumed Investment Return                                                    14

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3. CHARGES AND EXPENSES                                                      15
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Charges that AXA Equitable deducts                                           15
Charges that the Trusts deduct                                               15

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4. TAX INFORMATION                                                           16
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Overview                                                                     16

Taxation of annuity payments                                                 16

Special rules for tax-favored retirement programs                            16
Federal and state income tax withholding and information reporting           18
Special rules for contracts issued in Puerto Rico                            19
Impact of taxes to AXA Equitable                                             19


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"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide further explanation about your contract.


2  CONTENTS OF THIS PROSPECTUS

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5. MORE INFORMATION                                                          20
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About Separate Account A                                                     20
About the Trusts                                                             20
About our general account                                                    20
About your voting rights                                                     21
Voting rights of others                                                      21
Separate Account A voting rights                                             21
Changes in applicable law                                                    21
About legal proceedings                                                      21
Financial Statements                                                         21
Distribution of the contracts                                                21

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APPENDIX
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    I --   Examples of how we determine variable annuity      I-1
           payments for your single premium payment and for variable investment option transfers

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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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                                                  CONTENTS OF THIS PROSPECTUS  3

Index of key words and phrases
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This index should help you locate more information on the terms used in this prospectus.


                                                                          PAGE

annuitant                                                                    9
annuity payout options                                                      13
annuity unit                                                                12
annuity unit value                                                          12
Assumed Investment Return ("AIR")                                           14
business day                                                                 9
contract date                                                                7
contract date anniversary                                                    7
contract year                                                                7
fixed income annuity option                                              cover
IRA                                                                      cover
IRS                                                                         16

life contingency                                                            17
net investment return                                                       12
nonqualified annuity                                                        16
portfolio                                                                cover
premium payment                                                              9
processing office                                                            6
qualified annuity                                                           16
Required Beginning Date                                                     18
SAI                                                                      cover
traditional IRA                                                             17
TSA                                                                      cover
variable income annuity option                                           cover
variable investment options                                              cover

4  INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?
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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        WHO IS AXA EQUITABLE?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

AXA Equitable
Variable Immediate Annuity
Benefit Payment Service Group
P.O. Box 4993
Syracuse, NY 13221

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CUSTOMER SERVICE REPRESENTATIVE:
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During our regular business hours you may call (800) 245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.

WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

6  WHO IS AXA EQUITABLE?

Variable Immediate Annuity at a glance -- key features



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PROFESSIONAL INVESTMENT   The Variable Immediate Annuity's variable investment options invest in different portfolios managed
MANAGEMENT                by professional investment advisers.
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FIXED INCOME              o Provides fixed annuity payments supported by our general account.
ANNUITY OPTION            o This option can only be selected when you purchase your Variable Immediate Annuity.
                          o You may not allocate 100% of your premium payment to the fixed income annuity option.
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TAX ADVANTAGES            o No tax on transfers inside the contract when you make transfers among the variable investment options.
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YOUR ANNUITY PAYMENTS     o We make monthly annuity payments to you based on the annuity option you choose.
                          o Once issued, the contract may not be surrendered. The contract does not have a cash surrender value.
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PAYOUT OPTIONS            o Life Annuity (not available in all states)
                          o Life Annuity - period certain
                          o Joint and Survivor Life Annuity
                          o Joint and Survivor Life Annuity - period certain
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ADDITIONAL FEATURES       o You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers. Transfers are permitted monthly for contracts issued in New York.
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                          The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial premium payment. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each
                          12-month period is your "contract date anni- versary." For example, if your contract date is May 1, your contract anniversary is April 30.
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FEES AND CHARGES          o Please see "Fee table" later in this prospectus for complete details.
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THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE. ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights, and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.

If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.

                        VARIABLE IMMEDIATE ANNUITY AT A GLANCE -- KEY FEATURES 7

Fee table
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The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


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CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT WHEN YOU PURCHASE YOUR CONTRACT
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Administrative expense charge(1)                                       $350
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


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CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
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                                                       Maximum     Current
                                                       -------     -------
Mortality and expense risks                             1.25%       0.40%

Administration                                          0.30%       0.10%
                                                        ----        ----
Variable investment option total annual expenses        1.55%       0.50%
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You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


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PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
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Total Annual Portfolio Operating Expenses for 2010     Lowest     Highest
(expenses that are deducted from portfolio assets      ------    --------
including management fees, service fees,                0.37%      1.03%
and/or other expenses)(2)



Notes:


(1) We deduct this one-time charge for administrative expenses of the contract.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios.In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the EQ/Quality Bond PLUS Portfolio.



8 FEE TABLE

1. CONTRACT FEATURES AND BENEFITS
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HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

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Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.
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OWNER AND ANNUITANT REQUIREMENTS


The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

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You can choose from among the variable investment options. Variable investment options are referred to as Investment Funds in the contract.
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                                               CONTRACT FEATURES AND BENEFITS  9

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.

The affiliated portfolios' sub-advisers and/or their affiliates contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. In addition, due to relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your premium payment" in "Selecting your annuity option" for more information about your role in managing your allocations.



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AXA PREMIER VIP TRUST --
CLASS A SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
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AXA MODERATE ALLOCATION     Seeks long-term capital appreciation and current income.   o AXA Equitable Funds Management Group, LLC
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MULTIMANAGER AGGRESSIVE     Seeks long-term growth of capital.                         o AllianceBernstein L.P.
 EQUITY                                                                                o AXA Equitable
                                                                                       o ClearBridge Advisors, LLC
                                                                                       o Goodman & Co. NY Ltd.
                                                                                       o Legg Mason Capital Management, Inc.
                                                                                       o Marsico Capital Management, LLC
                                                                                       o T. Rowe Price Associates, Inc.
                                                                                       o Westfield Capital Management Company, L.P.
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MULTIMANAGER MULTI-SECTOR   Seeks high total return through a combination of current   o Pacific Investment Management Company LLC
 BOND                       income and capital appreciation.                           o Post Advisory Group, LLC
                                                                                       o SSgA Funds Management, Inc.
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EQ ADVISORS TRUST --
CLASS IA SHARES                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                 APPLICABLE)
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EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
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EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that      o AllianceBernstein L.P.
                             approximates the total return performance of the
                             Russell 3000 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the Russell 3000
                             Index.
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10 CONTRACT FEATURES AND BENEFITS

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EQ ADVISORS TRUST --
CLASS IA SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME               OBJECTIVE                                                  APPLICABLE)
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EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that       o AllianceBernstein L.P.
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a
                             risk level consistent with that of the S&P 500 Index.
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EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that       o SSgA Funds Management, Inc.
 BOND INDEX                  approximates the total return performance of the
                             Barclays Capital Intermediate U.S. Government Bond
                             Index, including reinvestment of dividends, at a risk
                             level consistent with that of the Barclays Capital
                             Intermediate U.S. Government Bond Index.
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EQ/INTERNATIONAL             Seeks to achieve a total return (before expenses) that     o AllianceBernstein L.P.
 EQUITY INDEX(1)             approximates the total return performance of a compos-
                             ite index comprised of 40% Dow Jones EURO STOXX 50
                             Index, 25% FTSE 100 Index, 25% TOPIX Index and 10%
                             S&P/ASX 200 Index, including reinvestment of dividends,
                             at a risk level consistent with that of the composite
                             index.
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EQ/LARGE CAP VALUE PLUS      Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
                                                                                        o AXA Equitable Funds Management Group, LLC
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EQ/MONEY MARKET              Seeks to obtain a high level of current income,            o The Dreyfus Corporation
                             preserve its assets and maintain liquidity.
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EQ/QUALITY BOND PLUS         Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                             moderate risk to capital.                                  o AXA Equitable Funds Management Group, LLC
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(1) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 245-1230.


FIXED INCOME ANNUITY OPTION

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.


                                               CONTRACT FEATURES AND BENEFITS 11

2. SELECTING YOUR ANNUITY OPTION
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You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election.

For both variable income options, the subsequent monthly annuity payments you received will increase or decrease depending on the investment performance of the variable investments you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and the fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and the fixed annuity payments due. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.

ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "business day" in which we receive the premium payment at our processing office.

Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

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Investment results minus the daily charges is the "net investment return of the portfolio."
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The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary; otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.

When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o your contract number;

o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.

Please see the section "Allocating your premium payment" above for more information about your role in managing your allocations.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS



If for any reason you are not satisfied with your contract, you may return it to us for a refund less any payments you may have already received. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this "free look" period may be longer.


For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your


12  SELECTING YOUR ANNUITY OPTION
premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial premium to the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.


If you reside in the state of Florida and you are age 65 and older at the time the contract is issued, you may cancel your annuity contract and return it to us within 21 days from the date that you receive it. If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your annuity contract and return it to us within 14 days from the date that you receive it. If you reside in the state of Florida, for all ages, you will receive an unconditional refund equal to the premiums paid, including any contract fees or charges but not including any investment gain or loss, less any payments that were already received.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.


Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.


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                             ANNUITY PAYOUT OPTIONS
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Life annuity (not available in all states)

Life annuity -- period certain

Joint and survivor life annuity

Joint and survivor life annuity -- period certain



ANNUITY PAYOUT OPTIONS


You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

o the amount applied to purchase the annuity;

o the assumed base rate of net investment return;

o the form of distribution (annuity payout option you select);

o the annuitant's age and any joint annuitant's age (as discussed above); and

o in certain instances, the sex of the annuitant(s) (as discussed above).

We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

                                               SELECTING YOUR ANNUITY OPTION  13

When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election. For both variable income options, the subsequent monthly annuity payments you received will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the fixed payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:

The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.

ASSUMED INVESTMENT RETURN

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3.5% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3.5% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.

14  SELECTING YOUR ANNUITY OPTION

3. CHARGES AND EXPENSES
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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following one-time charges from your premium payment:

o An administrative expense charge.

o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o A mortality and expense risks charge.

o An asset-based administrative charge.

More information about these charges appears below.

ADMINISTRATIVE EXPENSE CHARGE

We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.

MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE


We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. The AXA Moderate Allocation portfolio available under the contract in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts that are attached at the end of this prospectus.

                                                        CHARGES AND EXPENSES  15

4. TAX INFORMATION
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OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased wholly or partially with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with any after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.

The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o a successor owner after your death and while the annuitant is still alive; or

o a joint annuitant after the death of the annuitant; or

o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59-1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

(4) payments under an immediate annuity.

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An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
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We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

QUALIFIED PLANS AND TSAS

DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:


16  TAX INFORMATION

o is age 59-1/2; or

o has died; or

o is disabled (special federal income tax definition); or

o is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59-1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.

MINIMUM DISTRIBUTION RULES

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) plans, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Minimum distributions generally must begin in the year the individual is age 70-1/2, but may be delayed if the individual is age 70-1/2 but not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.

IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this prospectus).

CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

FUNDING


This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) plan. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," AXA Equitable will report all distributions from the IRA as fully taxable.

                                                             TAX INFORMATION  17

You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70-1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.

If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.

As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.

TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in "How to reach us" earlier in this prospectus.


Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


18 TAX INFORMATION

SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

IMPACT OF TAXES TO AXA EQUITABLE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.


                                                             TAX INFORMATION  19

5. MORE INFORMATION
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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to AXA Premier VIP Trust or EQ Advisors Trust; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.

ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Secu-

20  MORE INFORMATION
rities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

The Trusts sell their shares to AXA Equitable's separate accounts and an affiliated qualified plan trust. In addition, shares of AXA Premier VIP Trust and EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to


                                                            MORE INFORMATION  21
the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.5% of total contributions. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 5.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have


22  MORE INFORMATION
additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.

                                                            MORE INFORMATION  23

Appendix I: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers

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The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/Common Stock Index variable investment option on 12/13/10. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Common Stock Index variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Common Stock Index performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/12/11, we receive a request for a 40% transfer of variable annuity units from the EQ/Common Stock Index variable investment option to the EQ/International Equity Index variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



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AS OF 12/13/10 (ORIGINAL ISSUE)
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(1)  Premium applied*                                                   $100,000

(2)  Initial monthly payment on 1/13/11                                 $800

(3)  EQ/Common Stock Index option annuity unit value (12/13/10)         $10.00

(4)  Number of EQ/Common Stock Index variable annuity units:         80
     (2)/(3)

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AS OF 12/12/11 (ANNUITANT ELECTION TO TRANSFER 40% FROM EQ/COMMON STOCK INDEX TO
EQ/INTERNATIONAL EQUITY INDEX OPTION)
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(5)  EQ/Common Stock Index option annuity unit value (12/12/11)         $11.25

(6)  EQ/International Equity Index option annuity unit value            $10.00
     (12/12/11)

(7)  Portion of annuity units transferred to EQ/International Equity    36
     Index option: 40% x (4) x (5)/(6)

(8)  Remaining annuity units in EQ/Common Stock Index option:           48
     60% x (4)

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AS OF 12/12/11 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN OCTOBER 2011)
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(9)  Average EQ/Common Stock Index option annuity unit value (October   $10.50
     2011)

(10) Monthly payment under EQ/Common Stock Index option on           $840
     12/12/10: (4) x (9)

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AS OF 1/12/12 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN NOVEMBER 2011)
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(11) Average EQ/Common Stock Index option annuity unit value            $11.25
     (November 2011)

(12) Monthly payment under EQ/Common Stock Index option on           $900
     1/16/12: (4) x (11)

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AS OF 2/13/12 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN DECEMBER 2011)
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(13) Average EQ/Common Stock Index option annuity unit value            $11.50
     (December 2011)

(14) Average EQ/International Equity Index option annuity unit       $11.00
     value (December 2011)

(15) Monthly payment under EQ/Common Stock Index option on           $552
     2/13/11: (8) x (13)

(16) Monthly payment under EQ/International Equity Index   $396
     option on 2/13/11: (7) x (14)

(17) Total monthly payment on 2/13/12: (15) + (16)                      $948
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* After deduction of the $350 administrative expense charge (See "Charges and expenses" for more information).

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

I-1 APPENDIX I: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS

Statement of additional information
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TABLE OF CONTENTS


                                                                           PAGE
Who is AXA Equitable?                                                         2
Annuity unit values                                                           2
Custodian and independent registered public accounting firm                   3
Distribution of the contracts                                                 3
Financial Statements                                                          3


HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 245-1230 or send this request form to:
 AXA Equitable
 Variable Immediate Annuity
 Benefit Payment Service Group
 P.O. Box 4993
 Syracuse, NY 13221

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Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2011.


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Name

--------------------------------------------------------------------------------
Address

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City                                                            State   Zip


                                                                          e13453

                                                      Variable Immediate Annuity

Variable Immediate Annuity


A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011


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This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2011. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.


TABLE OF CONTENTS
Who is AXA Equitable?                                         2
Annuity unit values                                           2
Custodian and independent registered public accounting firm   3
Distribution of the contracts                                 3
Financial statements                                          3



             Copyright 2011. AXA Equitable Life Insurance Company
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.



 888-1272                                                                e13453
                                                      Variable Immediate Annuity

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3-1/2% a year, respectively. The following table shows the annuity unit values on December 31, 2001, December 31, 2002, December 31, 2003, December 31, 2004, December 31, 2005, December 31, 2006, December 31, 2007, December 31, 2008, December 31, 2009 and December 31, 2010 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.





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                                              12/31/   12/31/   12/31/   12/31/  12/31/   12/31/   12/31/   12/31/   12/31/   12/31/
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       VARIABLE INVESTMENT OPTIONS      AIR    2001     2002     2003     2004    2005     2006     2007     2008     2009     2010
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AXA Moderate Allocation                3-1/2%  1.43     1.20     1.36     1.44    1.47     1.55     1.59     1.13     1.31    1.38
                                           5%  1.30     1.08     1.21     1.25    1.26     1.32     1.33     0.93     1.06    1.11
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EQ/AllianceBernstein Small Cap Growth  3-1/2%  1.57     1.05     1.40     1.55    1.70     1.78     2.00     1.00     1.36    1.78
                                           5%  1.46     0.97     1.28     1.39    1.50     1.55     1.71     0.84     1.13    1.47
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EQ/Common Stock Index                  3-1/2%  1.65     1.06     1.48     1.66    1.72     1.81     1.82     0.94     1.20    1.35
                                           5%  1.51     0.95     1.31     1.45    1.48     1.54     1.52     0.78     0.97    1.08
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EQ/Equity 500 Index                    3-1/2%  1.71     1.28     1.53     1.66    1.71     1.87     1.91     1.11     1.38    1.53
                                           5%  1.56     1.15     1.36     1.45    1.47     1.59     1.59     0.92     1.12    1.22
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EQ/International Equity Index(1)       3-1/2%  0.79     0.69     0.87     0.99    1.13     1.34     1.46     0.66     0.85    0.86
                                           5%  0.72     0.62     0.77     0.87    0.97     1.33     1.22     0.54     0.69    0.69
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EQ/Intermediate
Government Bond Index                  3-1/2%  1.14     1.20     1.18     1.16    1.13     1.13     1.15     1.15     1.10    1.09
                                           5%  1.04     1.08     1.04     1.01    0.97     0.96     0.97     0.94     0.89    0.88
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EQ/Large Cap Value PLUS                3-1/2%   --       --       --       --      --       --      9.40     4.96     0.60    6.52
                                           5%   --       --       --       --      --       --      9.35     4.87     0.58    6.21
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EQ/Money Market                        3-1/2%  1.08     1.05     1.02     0.99    0.98     0.98     0.99     0.98     0.94    0.91
                                           5%  0.98     0.94     0.90     0.86    0.84     0.84     0.83     0.81     0.77    0.73
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EQ/Quality Bond PLUS                   3-1/2%  1.21     1.25     1.25     1.25    1.23     1.24     1.24     1.11     1.15    1.17
                                           5%  1.10     1.13     1.11     1.09    1.06     1.05     1.03     0.91     0.93    0.93
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Multimanager Aggressive Equity         3-1/2%  0.91     0.62     0.80     0.88    0.95     0.95     1.02     0.50     0.68    0.78
                                           5%  0.83     0.56     0.71     0.77    0.81     0.80     0.85     0.41     0.55    0.62
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Multimanager Multi-Sector Bond         3-1/2%  1.01     0.95     1.11     1.17    1.16     1.23     1.23     0.86     0.96    0.98
                                           5%  0.92     0.85     0.98     1.02    1.00     1.04     1.02     0.71     0.78    0.79
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(1) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. The variable investment option's former name was EQ/AllianceBernstein International.

The net investment factor is:

                                      (a)
                                     -----  - c
                                      (b)
where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.

(b) is the value of the variable investment options shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR". The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.


ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2011, the annuity payment due in June 2011 would be $95.19 (26.74 units times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $576,147,169 in 2010, $557,277,070 in 2009 and $677,871,467 in 2008.
Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of, $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293 and $81,519,894, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm..................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2010 ...............  FSA-3
  Statements of Operations for the Year Ended December 31, 2010 ......... FSA-51
  Statements of Changes in Net Assets for the Years Ended December 31,
   2010 and 2009 ........................................................ FSA-68
  Notes to Financial Statements ......................................... FSA-98


AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm .................    F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009 ..............    F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
    2010, 2009 and 2008. .................................................   F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010, 2009
    and 2008. ...........................................................    F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
    December 31, 2010, 2009 and 2008. ....................................   F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008. ......................................................    F-7
   Notes to Consolidated Financial Statements ...........................    F-9


                                     FSA-1
                                                                          e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                             ALL ASSET      AMERICAN CENTURY VP     AXA AGGRESSIVE
                                                            ALLOCATION*        MID CAP VALUE          ALLOCATION*
                                                            -----------     -------------------     --------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $11,924,788           $472,185           $357,012,245
Receivable for The Trusts shares sold.....................       10,319                 --                     --
Receivable for policy-related transactions................           --                806                563,392
                                                            -----------           --------           ------------
  Total assets............................................   11,935,107            472,991            357,575,637
                                                            -----------           --------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           --                806                563,392
Payable for policy-related transactions...................        8,846                 --                     --
                                                            -----------           --------           ------------
  Total liabilities.......................................        8,846                806                563,392
                                                            -----------           --------           ------------
NET ASSETS................................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
NET ASSETS:
Accumulation Units........................................   11,926,261            472,014            357,010,451
Contracts in payout (annuitization) period................           --                 --                     --
Retained by AXA Equitable in Separate Account A...........           --                171                  1,794
                                                            -----------           --------           ------------
TOTAL NET ASSETS..........................................  $11,926,261           $472,185           $357,012,245
                                                            ===========           ========           ============
Investments in shares of The Trusts, at cost..............  $11,385,870           $430,535           $334,677,973
The Trusts shares held
 Class A..................................................           --                 --                     --
 Class B..................................................      644,446                 --             35,595,781
 Class II.................................................           --             33,394                     --

                                                             AXA BALANCED     AXA CONSERVATIVE       AXA CONSERVATIVE
                                                               STRATEGY*         ALLOCATION*         GROWTH STRATEGY*
                                                             ------------     ----------------       ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $21,552,013        $103,215,334            $3,722,458
Receivable for The Trusts shares sold.....................           764                  --                   131
Receivable for policy-related transactions................            --              41,971                    --
                                                             -----------        ------------            ----------
  Total assets............................................    21,552,777         103,257,305             3,722,589
                                                             -----------        ------------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................            --              41,971                    --
Payable for policy-related transactions...................           764                  --                   131
                                                             -----------        ------------            ----------
  Total liabilities.......................................           764              41,971                   131
                                                             -----------        ------------            ----------
NET ASSETS................................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
NET ASSETS:
Accumulation Units........................................    21,552,007         103,214,934             3,722,271
Contracts in payout (annuitization) period................            --                  --                    --
Retained by AXA Equitable in Separate Account A...........             6                 400                   187
                                                             -----------        ------------            ----------
TOTAL NET ASSETS..........................................   $21,552,013        $103,215,334            $3,722,458
                                                             ===========        ============            ==========
Investments in shares of The Trusts, at cost..............   $20,476,056        $103,981,465            $3,550,292
The Trusts shares held
 Class A..................................................        28,594                  --                    --
 Class B..................................................     1,728,186          10,794,301               310,278
 Class II.................................................            --                  --                    --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            AXA CONSERVATIVE    AXA CONSERVATIVE-PLUS     AXA GROWTH
                                                               STRATEGY*             ALLOCATION*           STRATEGY*
                                                            ----------------    ---------------------     ----------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,475,053            $149,832,548         $1,534,858
Receivable for The Trusts shares sold.....................             52                      --                 50
Receivable for policy-related transactions................             --                  78,811                 --
                                                               ----------            ------------         ----------
  Total assets............................................      1,475,105             149,911,359          1,534,908
                                                               ----------            ------------         ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                  78,811                 --
Payable for policy-related transactions...................             52                      --                  1
                                                               ----------            ------------         ----------
  Total liabilities.......................................             52                  78,811                  1
                                                               ----------            ------------         ----------
NET ASSETS................................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
NET ASSETS:
Accumulation Units........................................      1,475,044             149,815,438          1,534,907
Contracts in payout (annuitization) period................             --                      --                 --
Retained by AXA Equitable in Separate Account A...........              9                  17,110                 --
                                                               ----------            ------------         ----------
TOTAL NET ASSETS..........................................     $1,475,053            $149,832,548         $1,534,907
                                                               ==========            ============         ==========
Investments in shares of The Trusts, at cost..............     $1,452,045            $147,967,485         $1,435,534
The Trusts shares held
 Class A..................................................             --                      --            117,499
 Class B..................................................        131,573              15,577,147                  --

                                                                AXA MODERATE       AXA MODERATE-PLUS      AXA TACTICAL
                                                                 ALLOCATION*          ALLOCATION*         MANAGER 2000*
                                                                ------------       -----------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $1,635,277,596         $822,471,110          $416,060
Receivable for The Trusts shares sold.....................                 --                   --                --
Receivable for policy-related transactions................            626,534              367,277               566
                                                               --------------         ------------          --------
  Total assets............................................      1,635,904,130          822,838,387           416,626
                                                               --------------         ------------          --------
LIABILITIES:
Payable for The Trusts shares purchased...................            396,418              367,277               552
Payable for policy-related transactions...................                 --                   --                --
                                                               --------------         ------------          --------
  Total liabilities.......................................            396,418              367,277               552
                                                               --------------         ------------          --------
NET ASSETS................................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
NET ASSETS:
Accumulation Units........................................      1,628,231,390          822,426,971           416,074
Contracts in payout (annuitization) period................          7,276,322                   --                --
Retained by AXA Equitable in Separate Account A...........                 --               44,139                --
                                                               --------------         ------------          --------
TOTAL NET ASSETS..........................................     $1,635,507,712         $822,471,110          $416,074
                                                               ==============         ============          ========
Investments in shares of The Trusts, at cost..............     $1,778,699,028         $833,581,558          $387,309
The Trusts shares held
 Class A..................................................        103,651,884                   --                --
 Class B..................................................         18,001,287           79,388,366            27,318

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA TACTICAL          AXA TACTICAL         AXA TACTICAL
                                                                  MANAGER                MANAGER              MANAGER
                                                                    400*                  500*            INTERNATIONAL*
                                                                ------------          ------------        --------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $954,164             $1,214,673            $638,040
Receivable for The Trusts shares sold.....................              --                     --                  --
Receivable for policy-related transactions................           1,055                  1,277                 641
                                                                  --------             ----------            --------
  Total assets............................................         955,219              1,215,950             638,681
                                                                  --------             ----------            --------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,011                  1,277                 641
Payable for policy-related transactions...................              --                     --                  --
                                                                  --------             ----------            --------
  Total liabilities.......................................           1,011                  1,277                 641
                                                                  --------             ----------            --------
NET ASSETS................................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
NET ASSETS:
Accumulation Units........................................         954,208              1,214,620             637,967
Contracts in payout (annuitization) period................              --                     --                  --
Retained by AXA Equitable in Separate Account A...........              --                     53                  73
                                                                  --------             ----------            --------
TOTAL NET ASSETS..........................................        $954,208             $1,214,673            $638,040
                                                                  ========             ==========            ========
Investments in shares of The Trusts, at cost..............        $905,204             $1,148,204            $616,034
The Trusts shares held
 Class A..................................................              --                     --                  --
 Class B..................................................          62,227                 88,726              50,177

                                                                                                          EQ/AXA FRANKLIN
                                                            EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      SMALL CAP
                                                               INTERNATIONAL*        SMALL CAP GROWTH*      VALUE CORE*
                                                            --------------------   --------------------   ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $499,542,380           $323,008,900         $15,616,287
Receivable for The Trusts shares sold.....................            50,449                     --                  --
Receivable for policy-related transactions................            45,929                390,932              70,898
                                                                ------------           ------------         -----------
  Total assets............................................       499,638,758            323,399,832          15,687,185
                                                                ------------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................                --                365,676              70,898
Payable for policy-related transactions...................                --                     --                  --
                                                                ------------           ------------         -----------
  Total liabilities.......................................                --                365,676              70,898
                                                                ------------           ------------         -----------
NET ASSETS................................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
NET ASSETS:
Accumulation Units........................................       497,855,734            321,044,785          15,611,136
Contracts in payout (annuitization) period................         1,783,024              1,989,371                  --
Retained by AXA Equitable in Separate Account A...........                --                     --               5,151
                                                                ------------           ------------         -----------
TOTAL NET ASSETS..........................................      $499,638,758           $323,034,156         $15,616,287
                                                                ============           ============         ===========
Investments in shares of The Trusts, at cost..............      $591,540,802           $268,884,019         $12,988,378
The Trusts shares held
 Class A..................................................        51,267,944             16,926,548                  --
 Class B..................................................         6,950,641              2,800,924           1,526,930

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                     EQ/BLACKROCK
                                                                EQ/BLACKROCK        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                            BASIC VALUE EQUITY*         VALUE*          EQUITY INCOME*
                                                            -------------------     -------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $397,728,369        $260,495,547          $57,714,034
Receivable for The Trusts shares sold.....................                --                  --                   --
Receivable for policy-related transactions................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
  Total assets............................................       397,836,421         260,518,506           57,872,478
                                                                ------------        ------------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           108,052              22,959              158,444
Payable for policy-related transactions...................                --                  --                   --
                                                                ------------        ------------          -----------
  Total liabilities.......................................           108,052              22,959              158,444
                                                                ------------        ------------          -----------
NET ASSETS................................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
NET ASSETS:
Accumulation Units........................................       397,717,089         260,490,517           57,711,753
Contracts in payout (annuitization) period................                --                  --                   --
Retained by AXA Equitable in Separate Account A...........            11,280               5,030                2,281
                                                                ------------        ------------          -----------
TOTAL NET ASSETS..........................................      $397,728,369        $260,495,547          $57,714,034
                                                                ============        ============          ===========
Investments in shares of The Trusts, at cost..............      $392,516,007        $281,359,094          $52,070,976
The Trusts shares held
 Class B..................................................        29,062,645          22,255,098           10,952,914

                                                                 EQ/CALVERT           EQ/CAPITAL            EQ/CAPITAL
                                                                  SOCIALLY             GUARDIAN              GUARDIAN
                                                                RESPONSIBLE*            GROWTH*             RESEARCH*
                                                                ------------          ----------            ----------
ASSETS:
Investments in shares of The Trusts, at fair value........      $22,221,451          $19,793,185          $168,820,635
Receivable for The Trusts shares sold.....................               --                6,735                    --
Receivable for policy-related transactions................           12,960                   --                34,076
                                                                -----------          -----------          ------------
  Total assets............................................       22,234,411           19,799,920           168,854,711
                                                                -----------          -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           12,960                   --                34,076
Payable for policy-related transactions...................               --                6,735                    --
                                                                -----------          -----------          ------------
  Total liabilities.......................................           12,960                6,735                34,076
                                                                -----------          -----------          ------------
NET ASSETS................................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
NET ASSETS:
Accumulation Units........................................       22,060,786           19,776,657           168,793,539
Contracts in payout (annuitization) period................               --                   --                    --
Retained by AXA Equitable in Separate Account A...........          160,665               16,528                27,096
                                                                -----------          -----------          ------------
TOTAL NET ASSETS..........................................      $22,221,451          $19,793,185          $168,820,635
                                                                ===========          ===========          ============
Investments in shares of The Trusts, at cost..............      $22,115,543          $17,714,060          $176,794,601
The Trusts shares held
 Class B..................................................        3,089,310            1,505,213            13,887,842

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                     EQ/DAVIS
                                                            EQ/COMMON STOCK      EQ/CORE BOND        NEW YORK
                                                                 INDEX*             INDEX*           VENTURE*
                                                            ---------------      ------------      -----------
ASSETS:
Investments in shares of The Trusts, at fair value........  $2,170,915,261       $127,025,290      $28,092,063
Receivable for The Trusts shares sold.....................              --             73,890               --
Receivable for policy-related transactions................         270,766                 --           42,905
                                                            --------------       ------------      -----------
  Total assets............................................   2,171,186,027        127,099,180       28,134,968
                                                            --------------       ------------      -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         267,372                 --           42,905
Payable for policy-related transactions...................              --             73,890               --
                                                            --------------       ------------      -----------
  Total liabilities.......................................         267,372             73,890           42,905
                                                            --------------       ------------      -----------
NET ASSETS................................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
NET ASSETS:
Accumulation Units........................................   2,156,835,914        127,022,109       28,091,732
Contracts in payout (annuitization) period................      13,984,394                 --               --
Retained by AXA Equitable in Separate Account A...........          98,347              3,181              331
                                                            --------------       ------------      -----------
TOTAL NET ASSETS..........................................  $2,170,918,655       $127,025,290      $28,092,063
                                                            ==============       ============      ===========
Investments in shares of The Trusts, at cost..............  $2,411,466,558       $131,597,072      $23,105,389
The Trusts shares held
 Class A..................................................     128,802,172                 --               --
 Class B..................................................       6,308,203         13,063,908        2,885,482

                                                                EQ/EQUITY          EQ/EQUITY        EQ/FRANKLIN
                                                                500 INDEX*       GROWTH PLUS*      CORE BALANCED*
                                                              ------------       ------------      --------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $799,097,280       $371,772,948       $78,747,316
Receivable for The Trusts shares sold.....................              --                 --                --
Receivable for policy-related transactions................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
  Total assets............................................     799,789,954        371,797,345        78,780,198
                                                              ------------       ------------       -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         692,674             24,397            32,882
Payable for policy-related transactions...................              --                 --                --
                                                              ------------       ------------       -----------
  Total liabilities.......................................         692,674             24,397            32,882
                                                              ------------       ------------       -----------
NET ASSETS................................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
NET ASSETS:
Accumulation Units........................................     795,511,115        371,770,697        78,731,124
Contracts in payout (annuitization) period................       3,503,843                 --                --
Retained by AXA Equitable in Separate Account A...........          82,322              2,251            16,192
                                                              ------------       ------------       -----------
TOTAL NET ASSETS..........................................    $799,097,280       $371,772,948       $78,747,316
                                                              ============       ============       ===========
Investments in shares of The Trusts, at cost..............    $776,866,750       $349,841,159       $74,407,594
The Trusts shares held
 Class A..................................................      32,253,643                 --                --
 Class B..................................................       4,193,938         24,877,058         9,190,100

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/FRANKLIN                                    EQ/GAMCO
                                                               TEMPLETON        EQ/GAMCO MERGERS &       SMALL COMPANY
                                                              ALLOCATION*          ACQUISITIONS*             VALUE*
                                                              -----------       ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $48,732,199           $18,671,194          $341,922,230
Receivable for The Trusts shares sold.....................             --                    --                    --
Receivable for policy-related transactions................         26,672                95,543               282,115
                                                              -----------           -----------          ------------
  Total assets............................................     48,758,871            18,766,737           342,204,345
                                                              -----------           -----------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         26,672                95,543               282,033
Payable for policy-related transactions...................             --                    --                    --
                                                              -----------           -----------          ------------
  Total liabilities.......................................         26,672                95,543               282,033
                                                              -----------           -----------          ------------
NET ASSETS................................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
NET ASSETS:
Accumulation Units........................................     48,725,237            18,663,668           341,922,312
Contracts in payout (annuitization) period................             --                    --                    --
Retained by AXA Equitable in Separate Account A...........          6,962                 7,526                    --
                                                              -----------           -----------          ------------
TOTAL NET ASSETS..........................................    $48,732,199           $18,671,194          $341,922,312
                                                              ===========           ===========          ============
Investments in shares of The Trusts, at cost..............    $44,785,525           $17,329,085          $249,027,674
The Trusts shares held
 Class A..................................................             --                    --                    --
 Class B..................................................      6,254,442             1,497,615             8,746,176

                                                                                       EQ/GLOBAL        EQ/INTERMEDIATE
                                                             EQ/GLOBAL BOND          MULTI-SECTOR          GOVERNMENT
                                                                  PLUS*                 EQUITY*           BOND INDEX*
                                                             --------------          ------------       ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $73,540,572           $448,407,838         $98,508,733
Receivable for The Trusts shares sold.....................          17,173                     --             109,910
Receivable for policy-related transactions................              --                114,506                  --
                                                               -----------           ------------         -----------
  Total assets............................................      73,557,745            448,522,344          98,618,643
                                                               -----------           ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                114,506                  --
Payable for policy-related transactions...................          17,173                     --             109,565
                                                               -----------           ------------         -----------
  Total liabilities.......................................          17,173                114,506             109,565
                                                               -----------           ------------         -----------
NET ASSETS................................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
NET ASSETS:
Accumulation Units........................................      73,535,392            448,383,475          98,038,817
Contracts in payout (annuitization) period................              --                     --             470,261
Retained by AXA Equitable in Separate Account A...........           5,180                 24,363                  --
                                                               -----------           ------------         -----------
TOTAL NET ASSETS..........................................     $73,540,572           $448,407,838         $98,509,078
                                                               ===========           ============         ===========
Investments in shares of The Trusts, at cost..............     $72,552,251           $394,747,015         $99,492,906
The Trusts shares held
 Class A..................................................              --                     --           7,549,436
 Class B..................................................       7,389,742             35,952,464           2,436,560

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/INTERNATIONAL      EQ/INTERNATIONAL      EQ/JPMORGAN VALUE
                                                               CORE PLUS*              GROWTH*            OPPORTUNITIES*
                                                            ----------------      ----------------      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $148,586,946           $65,393,608           $49,156,623
Receivable for The Trusts shares sold.....................              --                    --                57,599
Receivable for policy-related transactions................         117,536                46,070                    --
                                                              ------------           -----------           -----------
  Total assets............................................     148,704,482            65,439,678            49,214,222
                                                              ------------           -----------           -----------
LIABILITIES:
Payable for The Trusts shares purchased...................         117,536                46,070                    --
Payable for policy-related transactions...................              --                    --                57,599
                                                              ------------           -----------           -----------
  Total liabilities.......................................         117,536                46,070                57,599
                                                              ------------           -----------           -----------
NET ASSETS................................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
NET ASSETS:
Accumulation Units........................................     148,586,040            65,388,036            49,132,231
Contracts in payout (annuitization) period................              --                    --                    --
Retained by AXA Equitable in Separate Account A...........             906                 5,572                24,392
                                                              ------------           -----------           -----------
TOTAL NET ASSETS..........................................    $148,586,946           $65,393,608           $49,156,623
                                                              ============           ===========           ===========
Investments in shares of The Trusts, at cost..............    $138,425,035           $53,769,209           $51,246,030
The Trusts shares held
 Advisor Class............................................              --                    --                    --
 Class B..................................................      15,450,026            10,061,269             5,018,472

                                                               EQ/LARGE CAP          EQ/LARGE CAP          EQ/LARGE CAP
                                                                CORE PLUS*          GROWTH INDEX*          GROWTH PLUS*
                                                               ------------         -------------          ------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $16,127,026          $123,039,339           $240,125,355
Receivable for The Trusts shares sold.....................           4,789                24,343                 30,642
Receivable for policy-related transactions................              --                    --                     --
                                                               -----------          ------------           ------------
  Total assets............................................      16,131,815           123,063,682            240,155,997
                                                               -----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................              --                    --                     --
Payable for policy-related transactions...................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
  Total liabilities.......................................           4,789                24,343                 30,642
                                                               -----------          ------------           ------------
NET ASSETS................................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
NET ASSETS:
Accumulation Units........................................      16,083,981           123,032,943            240,110,056
Contracts in payout (annuitization) period................              --                    --                     --
Retained by AXA Equitable in Separate Account A...........          43,045                 6,396                 15,299
                                                               -----------          ------------           ------------
TOTAL NET ASSETS..........................................     $16,127,026          $123,039,339           $240,125,355
                                                               ===========          ============           ============
Investments in shares of The Trusts, at cost..............     $15,858,736          $105,626,782           $204,141,900
The Trusts shares held
 Advisor Class............................................              --                    --                     --
 Class B..................................................       2,233,938            14,381,048             14,429,576

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/LARGE CAP     EQ/LARGE CAP       EQ/LORD ABBETT
                                                            VALUE INDEX*      VALUE PLUS*     GROWTH AND INCOME*
                                                            ------------     ------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $16,210,170      $818,631,392         $19,871,244
Receivable for The Trusts shares sold.....................           --            41,262                  --
Receivable for policy-related transactions................       11,059                --              14,613
                                                            -----------      ------------         -----------
  Total assets............................................   16,221,229       818,672,654          19,885,857
                                                            -----------      ------------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................       11,059                --              14,613
Payable for policy-related transactions...................           --            41,262                  --
                                                            -----------      ------------         -----------
  Total liabilities.......................................       11,059            41,262              14,613
                                                            -----------      ------------         -----------
NET ASSETS................................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
NET ASSETS:
Accumulation Units........................................   16,208,570       814,570,255          19,870,765
Contracts in payout (annuitization) period................           --         3,930,929                  --
Retained by AXA Equitable in Separate Account A...........        1,600           130,208                 479
                                                            -----------      ------------         -----------
TOTAL NET ASSETS..........................................  $16,210,170      $818,631,392         $19,871,244
                                                            ===========      ============         ===========
Investments in shares of The Trusts, at cost..............  $14,061,682      $992,472,543         $16,199,063
The Trusts shares held
 Class A..................................................           --        70,358,789                  --
 Class B..................................................    3,087,580        10,016,923           1,920,567

                                                             EQ/LORD ABBETT     EQ/MID CAP        EQ/MID CAP
                                                            LARGE CAP CORE*       INDEX*         VALUE PLUS*
                                                            ---------------    ------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $40,758,358      $331,995,503      $493,759,782
Receivable for The Trusts shares sold.....................         11,806                --                --
Receivable for policy-related transactions................             --            41,791            81,808
                                                              -----------      ------------      ------------
  Total assets............................................     40,770,164       332,037,294       493,841,590
                                                              -----------      ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --            41,791            81,808
Payable for policy-related transactions...................         11,806                --                --
                                                              -----------      ------------      ------------
  Total liabilities.......................................         11,806            41,791            81,808
                                                              -----------      ------------      ------------
NET ASSETS................................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
NET ASSETS:
Accumulation Units........................................     40,755,478       331,992,096       493,735,613
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          2,880             3,407            24,169
                                                              -----------      ------------      ------------
TOTAL NET ASSETS..........................................    $40,758,358      $331,995,503      $493,759,782
                                                              ===========      ============      ============
Investments in shares of The Trusts, at cost..............    $34,151,055      $316,785,688      $436,780,163
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      3,367,970        39,962,613        49,584,586

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/MONEY          EQ/MONTAG &        EQ/MORGAN STANLEY
                                                               MARKET*        CALDWELL GROWTH*       MID CAP GROWTH*
                                                            ------------      ----------------     -----------------
ASSETS:
Investments in shares of The Trusts, at fair value........  $113,984,352         $40,464,772           $166,176,396
Receivable for The Trusts shares sold.....................        95,461               8,640                     --
Receivable for policy-related transactions................            --                  --                132,156
                                                            ------------         -----------           ------------
  Total assets............................................   114,079,813          40,473,412            166,308,552
                                                            ------------         -----------           ------------
LIABILITIES:
Payable for The Trusts shares purchased...................            --                  --                132,156
Payable for policy-related transactions...................       174,167               8,640                     --
                                                            ------------         -----------           ------------
  Total liabilities.......................................       174,167               8,640                132,156
                                                            ------------         -----------           ------------
NET ASSETS................................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
NET ASSETS:
Accumulation Units........................................   113,191,830          40,464,647            166,171,256
Contracts in payout (annuitization) period................       713,816                  --                     --
Retained by AXA Equitable in Separate Account A...........            --                 125                  5,140
                                                            ------------         -----------           ------------
TOTAL NET ASSETS..........................................  $113,905,646         $40,464,772           $166,176,396
                                                            ============         ===========           ============
Investments in shares of The Trusts, at cost..............  $113,999,374         $33,952,734           $129,935,897
The Trusts shares held
 Class A..................................................    76,449,145                  --                     --
 Class B..................................................    37,483,866           6,608,914              9,684,557

                                                                 EQ/MUTUAL       EQ/OPPENHEIMER       EQ/PIMCO ULTRA
                                                             LARGE CAP EQUITY*       GLOBAL*            SHORT BOND*
                                                            ------------------   --------------       --------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $30,621,672        $37,232,472         $146,027,132
Receivable for The Trusts shares sold.....................               --                 --               67,122
Receivable for policy-related transactions................           21,472             25,619                   --
                                                                -----------        -----------         ------------
  Total assets............................................       30,643,144         37,258,091          146,094,254
                                                                -----------        -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................           21,472             25,619                   --
Payable for policy-related transactions...................               --                 --               67,122
                                                                -----------        -----------         ------------
  Total liabilities.......................................           21,472             25,619               67,122
                                                                -----------        -----------         ------------
NET ASSETS................................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
NET ASSETS:
Accumulation Units........................................       30,619,509         37,232,243          146,021,070
Contracts in payout (annuitization) period................               --                 --                   --
Retained by AXA Equitable in Separate Account A...........            2,163                229                6,062
                                                                -----------        -----------         ------------
TOTAL NET ASSETS..........................................      $30,621,672        $37,232,472         $146,027,132
                                                                ===========        ===========         ============
Investments in shares of The Trusts, at cost..............      $28,357,265        $31,199,087         $145,469,819
The Trusts shares held
 Class A..................................................               --                 --               16,845
 Class B..................................................        3,477,582          3,526,471           14,649,777

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            EQ/QUALITY BOND    EQ/SMALL COMPANY    EQ/T. ROWE PRICE
                                                                 PLUS*              INDEX*           GROWTH STOCK*
                                                            ---------------    ----------------    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........   $155,862,020        $194,684,520        $136,782,505
Receivable for The Trusts shares sold.....................         52,002                  --                  --
Receivable for policy-related transactions................             --             118,873             111,630
                                                             ------------        ------------        ------------
  Total assets............................................    155,914,022         194,803,393         136,894,135
                                                             ------------        ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased...................             --             118,873             111,630
Payable for policy-related transactions...................         52,002                  --                  --
                                                             ------------        ------------        ------------
  Total liabilities.......................................         52,002             118,873             111,630
                                                             ------------        ------------        ------------
NET ASSETS................................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
NET ASSETS:
Accumulation Units........................................    155,024,018         194,601,427         136,779,992
Contracts in payout (annuitization) period................        658,637                  --                  --
Retained by AXA Equitable in Separate Account A...........        179,365              83,093               2,513
                                                             ------------        ------------        ------------
TOTAL NET ASSETS..........................................   $155,862,020        $194,684,520        $136,782,505
                                                             ============        ============        ============
Investments in shares of The Trusts, at cost..............   $172,975,541        $163,773,754        $117,395,506
The Trusts shares held
 Class A..................................................     14,104,562                  --                  --
 Class B..................................................      4,145,855          18,505,157           6,649,423

                                                              EQ/TEMPLETON      EQ/UBS GROWTH &     EQ/VAN KAMPEN
                                                             GLOBAL EQUITY*         INCOME*           COMSTOCK*
                                                             --------------     ---------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $31,442,520        $22,949,341        $23,240,856
Receivable for The Trusts shares sold.....................              --             24,079             15,875
Receivable for policy-related transactions................           7,046                 --                 --
                                                               -----------        -----------        -----------
  Total assets............................................      31,449,566         22,973,420         23,256,731
                                                               -----------        -----------        -----------
LIABILITIES:
Payable for The Trusts shares purchased...................           7,046                 --                 --
Payable for policy-related transactions...................              --             24,079             15,875
                                                               -----------        -----------        -----------
  Total liabilities.......................................           7,046             24,079             15,875
                                                               -----------        -----------        -----------
NET ASSETS................................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
NET ASSETS:
Accumulation Units........................................      31,436,046         22,948,571         23,239,282
Contracts in payout (annuitization) period................              --                 --                 --
Retained by AXA Equitable in Separate Account A...........           6,474                770              1,574
                                                               -----------        -----------        -----------
TOTAL NET ASSETS..........................................     $31,442,520        $22,949,341        $23,240,856
                                                               ===========        ===========        ===========
Investments in shares of The Trusts, at cost..............     $27,888,854        $19,581,437        $19,167,488
The Trusts shares held
 Class A..................................................              --                 --                 --
 Class B..................................................       3,639,912          3,855,210          2,432,224

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                             EQ/WELLS FARGO       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                            ADVANTAGE OMEGA        CONTRAFUND(R)         EQUITY-INCOME
                                                                GROWTH*              PORTFOLIO             PORTFOLIO
                                                            ---------------      ----------------      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,856,602           $16,899,422             $192,305
Receivable for The Trusts shares sold.....................             --                    --                   --
Receivable for policy-related transactions................        103,084               102,914                  912
                                                              -----------           -----------             --------
  Total assets............................................     73,959,686            17,002,336              193,217
                                                              -----------           -----------             --------
LIABILITIES:
Payable for The Trusts shares purchased...................        103,084               102,697                  912
Payable for policy-related transactions...................             --                    --                   --
                                                              -----------           -----------             --------
  Total liabilities.......................................        103,084               102,697                  912
                                                              -----------           -----------             --------
NET ASSETS................................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
NET ASSETS:
Accumulation Units........................................     73,828,522            16,899,639              191,773
Contracts in payout (annuitization) period................             --                    --                   --
Retained by AXA Equitable in Separate Account A...........         28,080                    --                  532
                                                              -----------           -----------             --------
TOTAL NET ASSETS..........................................    $73,856,602           $16,899,639             $192,305
                                                              ===========           ===========             ========
Investments in shares of The Trusts, at cost..............    $60,423,919           $15,974,496             $176,744
The Trusts shares held
 Class B..................................................      7,187,551                    --                   --
 Series II................................................             --                    --                   --
 Service Class 2..........................................             --               719,430               10,256
 Service Shares...........................................             --                    --                   --

                                                              FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                                  MID CAP               MID CAP              FINANCIAL
                                                                 PORTFOLIO             VALUE FUND          SERVICES FUND
                                                             ----------------     ------------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $1,569,444             $376,899              $31,738
Receivable for The Trusts shares sold.....................               --                   --                   --
Receivable for policy-related transactions................            5,589                3,362                  111
                                                                 ----------             --------              -------
  Total assets............................................        1,575,033              380,261               31,849
                                                                 ----------             --------              -------
LIABILITIES:
Payable for The Trusts shares purchased...................            5,589                3,362                  110
Payable for policy-related transactions...................               --                   --                   --
                                                                 ----------             --------              -------
  Total liabilities.......................................            5,589                3,362                  110
                                                                 ----------             --------              -------
NET ASSETS................................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
NET ASSETS:
Accumulation Units........................................        1,569,273              376,752               31,739
Contracts in payout (annuitization) period................               --                   --                   --
Retained by AXA Equitable in Separate Account A...........              171                  147                   --
                                                                 ----------             --------              -------
TOTAL NET ASSETS..........................................       $1,569,444             $376,899              $31,739
                                                                 ==========             ========              =======
Investments in shares of The Trusts, at cost..............       $1,442,930             $342,588              $29,190
The Trusts shares held
 Class B..................................................               --                   --                   --
 Series II................................................               --                   --                5,708
 Service Class 2..........................................           48,847                   --                   --
 Service Shares...........................................               --               26,693                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                                                            GLOBAL REAL ESTATE     INTERNATIONAL      MID CAP CORE
                                                                    FUND             GROWTH FUND        EQUITY FUND
                                                           -------------------    --------------     -------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $3,634,369           $1,263,668        $1,938,372
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................          14,371                7,497             6,234
                                                                ----------           ----------        ----------
  Total assets............................................       3,648,740            1,271,165         1,944,606
                                                                ----------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          14,272                7,497             6,234
Payable for policy-related transactions...................              --                   --                --
                                                                ----------           ----------        ----------
  Total liabilities.......................................          14,272                7,497             6,234
                                                                ----------           ----------        ----------
NET ASSETS................................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
NET ASSETS:
Accumulation Units........................................       3,634,468            1,263,620         1,938,286
Contracts in payout (annuitization) period................              --                   --                --
Retained by AXA Equitable in Separate Account A...........              --                   48                86
                                                                ----------           ----------        ----------
TOTAL NET ASSETS..........................................      $3,634,468           $1,263,668        $1,938,372
                                                                ==========           ==========        ==========
Investments in shares of The Trusts, at cost..............      $3,561,535           $1,189,041        $1,845,695
The Trusts shares held
 Common Shares............................................              --                   --                --
 Series II................................................         273,056               44,574           157,848

                                                               INVESCO V.I.
                                                                 SMALL CAP         IVY FUNDS VIP      IVY FUNDS VIP
                                                                EQUITY FUND            ENERGY          HIGH INCOME
                                                               ------------        -------------      -------------
ASSETS:
Investments in shares of The Trusts, at fair value........       $787,568            $3,759,504        $5,681,635
Receivable for The Trusts shares sold.....................            104                    --           177,733
Receivable for policy-related transactions................             --                95,750                --
                                                                 --------            ----------        ----------
  Total assets............................................        787,672             3,855,254         5,859,368
                                                                 --------            ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                95,635                --
Payable for policy-related transactions...................             73                    --           177,664
                                                                 --------            ----------        ----------
  Total liabilities.......................................             73                95,635           177,664
                                                                 --------            ----------        ----------
NET ASSETS................................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
NET ASSETS:
Accumulation Units........................................        787,599             3,759,619         5,681,704
Contracts in payout (annuitization) period................             --                    --                --
Retained by AXA Equitable in Separate Account A...........             --                    --                --
                                                                 --------            ----------        ----------
TOTAL NET ASSETS..........................................       $787,599            $3,759,619        $5,681,704
                                                                 ========            ==========        ==========
Investments in shares of The Trusts, at cost..............       $729,623            $3,483,915        $5,606,671
The Trusts shares held
 Common Shares............................................             --               587,909         1,627,602
 Series II................................................         48,406                    --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                            IVY FUNDS VIP      LAZARD RETIREMENT           MFS(R)
                                                              SMALL CAP         EMERGING MARKETS       INTERNATIONAL
                                                               GROWTH           EQUITY PORTFOLIO      VALUE PORTFOLIO
                                                            -------------      -----------------      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $267,671            $16,397,412            $6,102,087
Receivable for The Trusts shares sold.....................          --                     --                    --
Receivable for policy-related transactions................       2,174                141,697                38,081
                                                              --------            -----------            ----------
  Total assets............................................     269,845             16,539,109             6,140,168
                                                              --------            -----------            ----------
LIABILITIES:
Payable for The Trusts shares purchased...................       2,174                141,365                38,081
Payable for policy-related transactions...................          --                     --                    --
                                                              --------            -----------            ----------
  Total liabilities.......................................       2,174                141,365                38,081
                                                              --------            -----------            ----------
NET ASSETS................................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
NET ASSETS:
Accumulation Units........................................     267,607             16,397,744             6,101,502
Contracts in payout (annuitization) period................          --                     --                    --
Retained by AXA Equitable in Separate Account A...........          64                     --                   585
                                                              --------            -----------            ----------
TOTAL NET ASSETS..........................................    $267,671            $16,397,744            $6,102,087
                                                              ========            ===========            ==========
Investments in shares of The Trusts, at cost..............    $228,482            $16,133,959            $5,887,256
The Trusts shares held
 Common Shares............................................      25,419                     --                    --
 Service Class............................................          --                     --               395,469
 Service Shares...........................................          --                702,847                    --

                                                                                                          MFS(R)
                                                              MFS(R) INVESTORS    MFS(R) INVESTORS      TECHNOLOGY
                                                            GROWTH STOCK SERIES     TRUST SERIES        PORTFOLIO
                                                            -------------------   ----------------     -----------
ASSETS:
Investments in shares of The Trusts, at fair value........        $313,710           $1,748,014        $1,973,424
Receivable for The Trusts shares sold.....................              --                   --                --
Receivable for policy-related transactions................           1,381                7,264            22,552
                                                                  --------           ----------        ----------
  Total assets............................................         315,091            1,755,278         1,995,976
                                                                  --------           ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased...................           1,370                7,264            22,552
Payable for policy-related transactions...................              --                   --                --
                                                                  --------           ----------        ----------
  Total liabilities.......................................           1,370                7,264            22,552
                                                                  --------           ----------        ----------
NET ASSETS................................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
NET ASSETS:
Accumulation Units........................................         313,721            1,748,014         1,973,263
Contracts in payout (annuitization) period................              --                   --
Retained by AXA Equitable in Separate Account A...........              --                   --               161
                                                                  --------           ----------        ----------
TOTAL NET ASSETS..........................................        $313,721           $1,748,014        $1,973,424
                                                                  ========           ==========        ==========
Investments in shares of The Trusts, at cost..............        $301,013           $1,638,085        $1,929,654
The Trusts shares held
 Common Shares............................................              --                   --                --
 Service Class............................................          29,155               87,620           296,310
 Service Shares...........................................              --                   --                --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            MFS(R) UTILITIES         MULTIMANAGER          MULTIMANAGER
                                                                 SERIES           AGGRESSIVE EQUITY*        CORE BOND*
                                                            ----------------      ------------------       -------------
ASSETS:
Investments in shares of The Trusts, at fair value........     $2,067,818            $626,784,994          $111,740,450
Receivable for The Trusts shares sold.....................             --                      --                    --
Receivable for policy-related transactions................         36,166                  97,670                12,325
                                                               ----------            ------------          ------------
  Total assets............................................      2,103,984             626,882,664           111,752,775
                                                               ----------            ------------          ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,166                  32,987                12,325
Payable for policy-related transactions...................             --                      --                    --
                                                               ----------            ------------          ------------
  Total liabilities.......................................         36,166                  32,987                12,325
                                                               ----------            ------------          ------------
NET ASSETS................................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
NET ASSETS:
Accumulation Units........................................      2,067,634             625,330,594           111,731,330
Contracts in payout (annuitization) period................             --               1,123,994                    --
Retained by AXA Equitable in Separate Account A...........            184                 395,089                 9,120
                                                               ----------            ------------          ------------
TOTAL NET ASSETS..........................................     $2,067,818            $626,849,677          $111,740,450
                                                               ==========            ============          ============
Investments in shares of The Trusts, at cost..............     $2,007,514            $680,931,358          $110,711,598
The Trusts shares held
 Class A..................................................             --              21,957,334                    --
 Class B..................................................             --               1,018,875            10,642,593
 Service Class............................................         82,878                      --                    --

                                                              MULTIMANAGER            MULTIMANAGER
                                                             INTERNATIONAL              LARGE CAP            MULTIMANAGER
                                                                EQUITY*               CORE EQUITY*         LARGE CAP VALUE*
                                                             -------------            ------------         ----------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $73,087,307             $15,030,613            $57,460,903
Receivable for The Trusts shares sold.....................        132,653                   7,623                     --
Receivable for policy-related transactions................             --                      --                 21,861
                                                              -----------             -----------            -----------
  Total assets............................................     73,219,960              15,038,236             57,482,764
                                                              -----------             -----------            -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             --                      --                 21,861
Payable for policy-related transactions...................        132,653                   7,623                     --
                                                              -----------             -----------            -----------
  Total liabilities.......................................        132,653                   7,623                 21,861
                                                              -----------             -----------            -----------
NET ASSETS................................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
NET ASSETS:
Accumulation Units........................................     73,080,827              15,023,378             57,445,459
Contracts in payout (annuitization) period................             --                      --                     --
Retained by AXA Equitable in Separate Account A...........          6,480                   7,235                 15,444
                                                              -----------             -----------            -----------
TOTAL NET ASSETS..........................................    $73,087,307             $15,030,613            $57,460,903
                                                              ===========             ===========            ===========
Investments in shares of The Trusts, at cost..............    $75,776,040             $14,901,963            $53,952,999
The Trusts shares held
 Class A..................................................             --                      --                     --
 Class B..................................................      6,634,407               1,477,711              5,873,309
 Service Class............................................             --                      --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                              MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                            MID CAP GROWTH*     MID CAP VALUE*     MULTI-SECTOR BOND*
                                                            ---------------     --------------     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value........    $76,175,310         $74,136,826         $122,628,964
Receivable for The Trusts shares sold.....................             --                  --               35,381
Receivable for policy-related transactions................         36,122              50,109                   --
                                                              -----------         -----------         ------------
  Total assets............................................     76,211,432          74,186,935          122,664,345
                                                              -----------         -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased...................         36,122              50,109                   --
Payable for policy-related transactions...................             --                  --               35,381
                                                              -----------         -----------         ------------
  Total liabilities.......................................         36,122              50,109               35,381
                                                              -----------         -----------         ------------
NET ASSETS................................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
NET ASSETS:
Accumulation Units........................................     76,164,756          74,121,559          122,122,932
Contracts in payout (annuitization) period................             --                  --              452,209
Retained by AXA Equitable in Separate Account A...........         10,554              15,267               53,823
                                                              -----------         -----------         ------------
TOTAL NET ASSETS..........................................    $76,175,310         $74,136,826         $122,628,964
                                                              ===========         ===========         ============
Investments in shares of The Trusts, at cost..............    $65,335,702         $60,084,642         $149,010,324
The Trusts shares held
 Class A..................................................             --                  --           23,822,031
 Class B..................................................      8,474,918           7,510,299            7,782,639



                                                                MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                             SMALL CAP GROWTH*   SMALL CAP VALUE*      TECHNOLOGY*
                                                             -----------------   ----------------     ------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $53,029,343        $134,635,092       $126,391,816
Receivable for The Trusts shares sold.....................               --              20,163                 --
Receivable for policy-related transactions................          257,261                  --            122,847
                                                                -----------        ------------       ------------
  Total assets............................................       53,286,604         134,655,255        126,514,663
                                                                -----------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased...................          257,261                  --            122,847
Payable for policy-related transactions...................               --              20,163                 --
                                                                -----------        ------------       ------------
  Total liabilities.......................................          257,261              20,163            122,847
                                                                -----------        ------------       ------------
NET ASSETS................................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
NET ASSETS:
Accumulation Units........................................       52,763,893         134,604,669        126,366,314
Contracts in payout (annuitization) period................               --                  --                 --
Retained by AXA Equitable in Separate Account A...........          265,450              30,423             25,502
                                                                -----------        ------------       ------------
TOTAL NET ASSETS..........................................      $53,029,343        $134,635,092       $126,391,816
                                                                ===========        ============       ============
Investments in shares of The Trusts, at cost..............      $41,138,319        $124,834,556       $ 96,917,524
The Trusts shares held
 Class A..................................................               --                  --                 --
 Class B..................................................        6,007,189          12,472,318          9,867,584

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                         PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                  OPPENHEIMER        COMMODITYREALRETURN(R)   TARGET 2015
                                                            MAIN STREET FUND(R)/VA     STRATEGY PORTFOLIO     ALLOCATION*
                                                            ----------------------   ----------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value........          $52,431                 $561,276          $20,504,530
Receivable for The Trusts shares sold.....................               --                       --               35,733
Receivable for policy-related transactions................              144                    1,588                   --
                                                                    -------                 --------          -----------
  Total assets............................................           52,575                  562,864           20,540,263
                                                                    -------                 --------          -----------
LIABILITIES:
Payable for The Trusts shares purchased...................              139                    1,587                   --
Payable for policy-related transactions...................               --                       --               35,733
                                                                    -------                 --------          -----------
  Total liabilities.......................................              139                    1,587               35,733
                                                                    -------                 --------          -----------
NET ASSETS................................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
NET ASSETS:
Accumulation Units........................................           52,436                  561,277           20,501,076
Contracts in payout (annuitization) period................               --                       --                   --
Retained by AXA Equitable in Separate Account A...........               --                       --                3,454
                                                                    -------                 --------          -----------
TOTAL NET ASSETS..........................................          $52,436                 $561,277          $20,504,530
                                                                    =======                 ========          ===========
Investments in shares of The Trusts, at cost..............          $48,084                 $528,855          $18,440,638
The Trusts shares held
 Advisor Class............................................               --                   61,951                   --
 Class B..................................................               --                       --            2,272,043
 Service Class............................................            2,532                       --                   --

                                                                  TARGET 2025             TARGET 2035          TARGET 2045
                                                                  ALLOCATION*             ALLOCATION*          ALLOCATION*
                                                                  -----------             -----------         ------------
ASSETS:
Investments in shares of The Trusts, at fair value........        $27,185,342             $21,520,565         $14,276,818
Receivable for The Trusts shares sold.....................                 --                      --                  --
Receivable for policy-related transactions................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
  Total assets............................................         27,203,292              21,531,492          14,283,205
                                                                  -----------             -----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased...................             17,950                  10,927               6,387
Payable for policy-related transactions...................                 --                      --                  --
                                                                  -----------             -----------         -----------
  Total liabilities.......................................             17,950                  10,927               6,387
                                                                  -----------             -----------         -----------
NET ASSETS................................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
NET ASSETS:
Accumulation Units........................................         27,183,845              21,513,199          14,275,756
Contracts in payout (annuitization) period................                 --                      --                  --
Retained by AXA Equitable in Separate Account A...........              1,497                   7,366               1,062
                                                                  -----------             -----------         -----------
TOTAL NET ASSETS..........................................        $27,185,342             $21,520,565         $14,276,818
                                                                  ===========             ===========         ===========
Investments in shares of The Trusts, at cost..............        $24,249,028             $19,023,218         $12,143,161
The Trusts shares held
 Advisor Class............................................                 --                      --                  --
 Class B..................................................          3,048,406               2,428,739           1,680,238
 Service Class............................................                 --                      --                  --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                 TEMPLETON
                                                                GLOBAL BOND
                                                              SECURITIES FUND
                                                              ---------------
ASSETS:
Investments in shares of The Trusts, at fair value........      $2,034,650
Receivable for The Trusts shares sold.....................              --
Receivable for policy-related transactions................          10,256
                                                                ----------
  Total assets............................................       2,044,906
                                                                ----------
LIABILITIES:
Payable for The Trusts shares purchased...................          10,256
Payable for policy-related transactions...................              --
                                                                ----------
  Total liabilities.......................................          10,256
                                                                ----------
NET ASSETS................................................      $2,034,650
                                                                ==========
NET ASSETS:
Accumulation Units........................................       2,034,571
Contracts in payout (annuitization) period................              --
Retained by AXA Equitable in Separate Account A...........              79
                                                                ----------
TOTAL NET ASSETS..........................................      $2,034,650
                                                                ==========
Investments in shares of The Trusts, at cost..............      $1,990,872
The Trusts shares held
 Class 2..................................................         104,395

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

  The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   --------------   ------------   ------------
ALL ASSET ALLOCATION.....................        0.00%            B           $120.60            --
ALL ASSET ALLOCATION.....................        0.25%            B           $120.21            --
ALL ASSET ALLOCATION.....................        0.50%            B           $119.82            --
ALL ASSET ALLOCATION.....................        0.70%            B           $119.50            --
ALL ASSET ALLOCATION.....................        0.80%            B           $119.35            --
ALL ASSET ALLOCATION.....................        0.90%            B           $119.19             2
ALL ASSET ALLOCATION.....................        0.95%            B           $119.11             5
ALL ASSET ALLOCATION.....................        1.00%            B           $119.03             2
ALL ASSET ALLOCATION.....................        1.10%            B           $118.88             3
ALL ASSET ALLOCATION.....................        1.20%            B           $118.72            18
ALL ASSET ALLOCATION.....................        1.25%            B           $118.64             3
ALL ASSET ALLOCATION.....................        1.34%            B           $118.50            68
ALL ASSET ALLOCATION.....................        1.45%            B           $118.33            --

AMERICAN CENTURY VP MID CAP VALUE........        0.00%        Class II        $106.72            --
AMERICAN CENTURY VP MID CAP VALUE........        0.25%        Class II        $106.54            --
AMERICAN CENTURY VP MID CAP VALUE........        0.50%        Class II        $106.35            --
AMERICAN CENTURY VP MID CAP VALUE........        0.70%        Class II        $106.20            --
AMERICAN CENTURY VP MID CAP VALUE........        0.80%        Class II        $106.13            --
AMERICAN CENTURY VP MID CAP VALUE........        0.90%        Class II        $106.06            --
AMERICAN CENTURY VP MID CAP VALUE........        1.00%        Class II        $105.98            --
AMERICAN CENTURY VP MID CAP VALUE........        1.10%        Class II        $105.91            --
AMERICAN CENTURY VP MID CAP VALUE........        1.20%        Class II        $105.83             4

AXA AGGRESSIVE ALLOCATION................        0.00%            B           $144.93            --
AXA AGGRESSIVE ALLOCATION................        0.25%            B           $142.32            --
AXA AGGRESSIVE ALLOCATION................        0.50%            B           $139.76             2
AXA AGGRESSIVE ALLOCATION................        0.70%            B           $137.73             5
AXA AGGRESSIVE ALLOCATION................        0.80%            B           $167.32            --
AXA AGGRESSIVE ALLOCATION................        0.90%            B           $135.74           120
AXA AGGRESSIVE ALLOCATION................        0.95%            B           $135.24           138
AXA AGGRESSIVE ALLOCATION................        1.00%            B           $134.75            --
AXA AGGRESSIVE ALLOCATION................        1.10%            B           $133.76            91
AXA AGGRESSIVE ALLOCATION................        1.20%            B           $132.78           367
AXA AGGRESSIVE ALLOCATION................        1.25%            B           $ 81.84            56
AXA AGGRESSIVE ALLOCATION................        1.30%            B           $ 92.22            28
AXA AGGRESSIVE ALLOCATION................        1.34%            B           $131.43         1,916
AXA AGGRESSIVE ALLOCATION................        1.35%            B           $131.33             7
AXA AGGRESSIVE ALLOCATION................        1.45%            B           $130.37             1

AXA BALANCED STRATEGY....................        1.10%            A           $112.01             1
AXA BALANCED STRATEGY....................        1.25%            A           $111.79             2
AXA BALANCED STRATEGY....................        1.25%            B           $120.03            37
AXA BALANCED STRATEGY....................        1.30%            B           $119.94           139

AXA CONSERVATIVE ALLOCATION..............        0.00%            B           $131.35            --
AXA CONSERVATIVE ALLOCATION..............        0.25%            B           $128.98            --
AXA CONSERVATIVE ALLOCATION..............        0.50%            B           $126.66            --
AXA CONSERVATIVE ALLOCATION..............        0.70%            B           $124.82             1
AXA CONSERVATIVE ALLOCATION..............        0.80%            B           $121.58            --
AXA CONSERVATIVE ALLOCATION..............        0.90%            B           $123.01            24

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............        0.95%            B           $122.57             85
AXA CONSERVATIVE ALLOCATION.............        1.00%            B           $122.12             --
AXA CONSERVATIVE ALLOCATION.............        1.10%            B           $121.23             31
AXA CONSERVATIVE ALLOCATION.............        1.20%            B           $120.34            165
AXA CONSERVATIVE ALLOCATION.............        1.25%            B           $103.79            132
AXA CONSERVATIVE ALLOCATION.............        1.30%            B           $106.89             16
AXA CONSERVATIVE ALLOCATION.............        1.34%            B           $119.11            424
AXA CONSERVATIVE ALLOCATION.............        1.35%            B           $119.02             --
AXA CONSERVATIVE ALLOCATION.............        1.45%            B           $118.15             --

AXA CONSERVATIVE GROWTH STRATEGY........        1.25%            B           $117.76             11
AXA CONSERVATIVE GROWTH STRATEGY........        1.30%            B           $117.67             20

AXA CONSERVATIVE STRATEGY...............        1.25%            B           $111.72              3
AXA CONSERVATIVE STRATEGY...............        1.30%            B           $111.64             10

AXA CONSERVATIVE-PLUS ALLOCATION........        0.00%            B           $134.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.25%            B           $131.70             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.50%            B           $129.33             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.70%            B           $127.45              2
AXA CONSERVATIVE-PLUS ALLOCATION........        0.80%            B           $133.38             --
AXA CONSERVATIVE-PLUS ALLOCATION........        0.90%            B           $125.60             50
AXA CONSERVATIVE-PLUS ALLOCATION........        0.95%            B           $125.14             55
AXA CONSERVATIVE-PLUS ALLOCATION........        1.00%            B           $124.69             --
AXA CONSERVATIVE-PLUS ALLOCATION........        1.10%            B           $123.78             37
AXA CONSERVATIVE-PLUS ALLOCATION........        1.20%            B           $122.87            238
AXA CONSERVATIVE-PLUS ALLOCATION........        1.25%            B           $ 97.68             83
AXA CONSERVATIVE-PLUS ALLOCATION........        1.30%            B           $103.02             25
AXA CONSERVATIVE-PLUS ALLOCATION........        1.34%            B           $121.62            753
AXA CONSERVATIVE-PLUS ALLOCATION........        1.35%            B           $121.53              1
AXA CONSERVATIVE-PLUS ALLOCATION........        1.45%            B           $120.64             --

AXA GROWTH STRATEGY.....................        1.10%            A           $114.92              7
AXA GROWTH STRATEGY.....................        1.25%            A           $114.69              6

AXA MODERATE ALLOCATION.................        0.25%            A           $132.27             --
AXA MODERATE ALLOCATION.................        0.50%            A           $105.37             --
AXA MODERATE ALLOCATION.................        0.70%            A           $169.97             11
AXA MODERATE ALLOCATION.................        0.90%            A           $202.78            166
AXA MODERATE ALLOCATION.................        1.00%            A           $212.02             --
AXA MODERATE ALLOCATION.................        1.20%            A           $179.37             73
AXA MODERATE ALLOCATION.................        1.35%            A           $210.76          1,284
AXA MODERATE ALLOCATION.................        1.35%            A           $212.10             37
AXA MODERATE ALLOCATION.................        1.45%            A           $135.24              4
AXA MODERATE ALLOCATION.................        1.75%            A           $ 63.45         16,700
AXA MODERATE ALLOCATION.................        0.25%            B           $125.10             --
AXA MODERATE ALLOCATION.................        0.50%            B           $121.93              5
AXA MODERATE ALLOCATION.................        0.70%            B           $130.91             18
AXA MODERATE ALLOCATION.................        0.80%            B           $139.68             --
AXA MODERATE ALLOCATION.................        0.90%            B           $127.21             15
AXA MODERATE ALLOCATION.................        0.90%            B           $142.39             33
AXA MODERATE ALLOCATION.................        0.95%            B           $127.22            302
AXA MODERATE ALLOCATION.................        1.00%            B           $140.51              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                       ------------   --------------   ------------   ------------
AXA MODERATE ALLOCATION.............        1.10%            B           $125.05            167
AXA MODERATE ALLOCATION.............        1.20%            B           $135.28            994
AXA MODERATE ALLOCATION.............        1.25%            B           $ 92.96            249
AXA MODERATE ALLOCATION.............        1.30%            B           $100.87            139

AXA MODERATE-PLUS ALLOCATION........        0.00%            B           $145.92             --
AXA MODERATE-PLUS ALLOCATION........        0.25%            B           $143.29             --
AXA MODERATE-PLUS ALLOCATION........        0.50%            B           $140.71              5
AXA MODERATE-PLUS ALLOCATION........        0.70%            B           $138.67              8
AXA MODERATE-PLUS ALLOCATION........        0.80%            B           $152.94             --
AXA MODERATE-PLUS ALLOCATION........        0.90%            B           $136.66            246
AXA MODERATE-PLUS ALLOCATION........        0.95%            B           $136.16            418
AXA MODERATE-PLUS ALLOCATION........        1.00%            B           $135.67              1
AXA MODERATE-PLUS ALLOCATION........        1.10%            B           $134.67            189
AXA MODERATE-PLUS ALLOCATION........        1.20%            B           $133.69            867
AXA MODERATE-PLUS ALLOCATION........        1.25%            B           $ 88.37            156
AXA MODERATE-PLUS ALLOCATION........        1.30%            B           $ 97.20            167
AXA MODERATE-PLUS ALLOCATION........        1.34%            B           $132.32          4,210
AXA MODERATE-PLUS ALLOCATION........        1.35%            B           $132.22              8
AXA MODERATE-PLUS ALLOCATION........        1.45%            B           $131.26              2

AXA TACTICAL MANAGER 2000...........        0.00%            B           $105.76             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $105.58             --
AXA TACTICAL MANAGER 2000...........        0.25%            B           $124.22             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $105.39             --
AXA TACTICAL MANAGER 2000...........        0.50%            B           $124.12             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $105.25             --
AXA TACTICAL MANAGER 2000...........        0.70%            B           $124.04             --
AXA TACTICAL MANAGER 2000...........        0.80%            B           $105.17             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $105.10             --
AXA TACTICAL MANAGER 2000...........        0.90%            B           $123.95             --
AXA TACTICAL MANAGER 2000...........        0.95%            B           $123.93             --
AXA TACTICAL MANAGER 2000...........        1.00%            B           $105.03             --
AXA TACTICAL MANAGER 2000...........        1.10%            B           $104.95             --
AXA TACTICAL MANAGER 2000...........        1.20%            B           $104.88              2
AXA TACTICAL MANAGER 2000...........        1.20%            B           $123.83             --
AXA TACTICAL MANAGER 2000...........        1.25%            B           $123.81             --
AXA TACTICAL MANAGER 2000...........        1.34%            B           $123.77              1

AXA TACTICAL MANAGER 400............        0.00%            B           $106.93             --
AXA TACTICAL MANAGER 400............        0.25%            B           $106.74             --
AXA TACTICAL MANAGER 400............        0.25%            B           $120.16             --
AXA TACTICAL MANAGER 400............        0.50%            B           $106.56             --
AXA TACTICAL MANAGER 400............        0.50%            B           $120.06             --
AXA TACTICAL MANAGER 400............        0.70%            B           $106.41             --
AXA TACTICAL MANAGER 400............        0.70%            B           $119.98             --
AXA TACTICAL MANAGER 400............        0.80%            B           $106.33             --
AXA TACTICAL MANAGER 400............        0.90%            B           $106.26             --
AXA TACTICAL MANAGER 400............        0.90%            B           $119.90             --
AXA TACTICAL MANAGER 400............        0.95%            B           $119.88             --
AXA TACTICAL MANAGER 400............        1.00%            B           $106.18             --
AXA TACTICAL MANAGER 400............        1.10%            B           $106.11             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
AXA TACTICAL MANAGER 400..................        1.20%            B           $106.03            5
AXA TACTICAL MANAGER 400..................        1.20%            B           $119.78           --
AXA TACTICAL MANAGER 400..................        1.25%            B           $119.76           --
AXA TACTICAL MANAGER 400..................        1.34%            B           $119.72            3

AXA TACTICAL MANAGER 500..................        0.00%            B           $104.00           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $103.82           --
AXA TACTICAL MANAGER 500..................        0.25%            B           $115.75           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $103.64           --
AXA TACTICAL MANAGER 500..................        0.50%            B           $115.65           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $103.49           --
AXA TACTICAL MANAGER 500..................        0.70%            B           $115.58           --
AXA TACTICAL MANAGER 500..................        0.80%            B           $103.42           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $103.35           --
AXA TACTICAL MANAGER 500..................        0.90%            B           $115.50           --
AXA TACTICAL MANAGER 500..................        0.95%            B           $115.48           --
AXA TACTICAL MANAGER 500..................        1.00%            B           $103.28           --
AXA TACTICAL MANAGER 500..................        1.10%            B           $103.20           --
AXA TACTICAL MANAGER 500..................        1.20%            B           $103.13            7
AXA TACTICAL MANAGER 500..................        1.20%            B           $115.38           --
AXA TACTICAL MANAGER 500..................        1.25%            B           $115.37           --
AXA TACTICAL MANAGER 500..................        1.34%            B           $115.33            3

AXA TACTICAL MANAGER INTERNATIONAL........        0.00%            B           $105.04           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $104.86           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.25%            B           $111.90           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $104.68           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.50%            B           $111.81           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $104.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.70%            B           $111.74           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.80%            B           $104.46           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $104.38           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.90%            B           $111.66           --
AXA TACTICAL MANAGER INTERNATIONAL........        0.95%            B           $111.65           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.00%            B           $104.31           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.10%            B           $104.24           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17            3
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $104.17           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.20%            B           $111.55           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.25%            B           $111.53           --
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50            2
AXA TACTICAL MANAGER INTERNATIONAL........        1.34%            B           $111.50           --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.25%            A           $141.13           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.50%            A           $ 77.24           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.70%            A           $121.12           12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL........        0.90%            A           $129.53           47

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            A           $132.37             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            A           $113.54             32
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.34%            A           $126.00          3,352
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.35%            A           $125.80             39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.45%            A           $ 98.22              3
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.25%            B           $103.93             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.50%            B           $101.30              2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.70%            B           $104.17             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.80%            B           $169.94             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.90%            B           $105.51             12
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        0.95%            B           $101.23            182
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.00%            B           $154.01             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.10%            B           $ 99.51             25
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.20%            B           $ 98.13            331
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.25%            B           $ 61.16             48
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........        1.30%            B           $ 73.95             14

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            A           $193.01             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            A           $120.02             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            A           $176.42              3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            A           $220.99             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            A           $217.96             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            A           $212.01             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.34%            A           $207.94          1,291
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.35%            A           $207.65             11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.45%            A           $150.43              2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.25%            B           $118.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.50%            B           $115.09             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.70%            B           $189.99             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.80%            B           $209.72             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.90%            B           $156.68              4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        0.95%            B           $184.64             82
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.00%            B           $200.32             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.10%            B           $181.49              5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.20%            B           $150.51            168
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.25%            B           $ 95.65             15
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........        1.30%            B           $114.91              6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.00%            B           $105.37             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.25%            B           $104.23             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.50%            B           $103.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.70%            B           $102.22             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.80%            B           $210.78             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.90%            B           $101.33              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        0.95%            B           $101.11              7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.00%            B           $100.89             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.10%            B           $100.45              3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.20%            B           $100.02             17
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.25%            B           $ 83.55              5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.30%            B           $ 95.04              1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.34%            B           $ 99.41            120
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........        1.35%            B           $ 99.36             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   --------------   ------------   ------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........        1.45%            B          $ 98.93              --

EQ/BLACKROCK BASIC VALUE EQUITY.............        0.25%            B          $148.44              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.50%            B          $144.66              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.70%            B          $180.26               6
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.80%            B          $169.09              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $171.74               4
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.90%            B          $175.79              40
EQ/BLACKROCK BASIC VALUE EQUITY.............        0.95%            B          $145.94             130
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.00%            B          $173.59              --
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.10%            B          $171.41              23
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $167.98             300
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.20%            B          $169.26              30
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.25%            B          $ 81.95              98
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.30%            B          $ 92.93               7
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.34%            B          $215.34           1,394
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.35%            B          $166.08               8
EQ/BLACKROCK BASIC VALUE EQUITY.............        1.45%            B          $162.76               1

EQ/BLACKROCK INTERNATIONAL VALUE............        0.25%            B          $116.03              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.50%            B          $113.07              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.70%            B          $137.38              28
EQ/BLACKROCK INTERNATIONAL VALUE............        0.80%            B          $172.32              --
EQ/BLACKROCK INTERNATIONAL VALUE............        0.90%            B          $134.27              49
EQ/BLACKROCK INTERNATIONAL VALUE............        0.95%            B          $133.50             119
EQ/BLACKROCK INTERNATIONAL VALUE............        1.00%            B          $132.74              --
EQ/BLACKROCK INTERNATIONAL VALUE............        1.10%            B          $131.22              13
EQ/BLACKROCK INTERNATIONAL VALUE............        1.20%            B          $129.72             164
EQ/BLACKROCK INTERNATIONAL VALUE............        1.25%            B          $ 74.65              30
EQ/BLACKROCK INTERNATIONAL VALUE............        1.30%            B          $ 86.26               8
EQ/BLACKROCK INTERNATIONAL VALUE............        1.34%            B          $127.65           1,622
EQ/BLACKROCK INTERNATIONAL VALUE............        1.35%            B          $127.50               9
EQ/BLACKROCK INTERNATIONAL VALUE............        1.45%            B          $138.00               1

EQ/BOSTON ADVISORS EQUITY INCOME............        0.00%            B          $119.67              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.25%            B          $117.82              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.50%            B          $116.00               1
EQ/BOSTON ADVISORS EQUITY INCOME............        0.70%            B          $114.56               2
EQ/BOSTON ADVISORS EQUITY INCOME............        0.80%            B          $166.70              --
EQ/BOSTON ADVISORS EQUITY INCOME............        0.90%            B          $113.13              13
EQ/BOSTON ADVISORS EQUITY INCOME............        0.95%            B          $112.77              32
EQ/BOSTON ADVISORS EQUITY INCOME............        1.00%            B          $112.42              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.10%            B          $111.72               6
EQ/BOSTON ADVISORS EQUITY INCOME............        1.20%            B          $111.01              74
EQ/BOSTON ADVISORS EQUITY INCOME............        1.25%            B          $ 79.65              12
EQ/BOSTON ADVISORS EQUITY INCOME............        1.30%            B          $ 89.91               7
EQ/BOSTON ADVISORS EQUITY INCOME............        1.34%            B          $110.04             381
EQ/BOSTON ADVISORS EQUITY INCOME............        1.35%            B          $109.97              --
EQ/BOSTON ADVISORS EQUITY INCOME............        1.45%            B          $109.28              --

EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.25%            B          $ 77.39              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.50%            B          $ 75.42              --
EQ/CALVERT SOCIALLY RESPONSIBLE.............        0.70%            B          $ 83.42               3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.80%            B           $163.29             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.90%            B           $ 81.53              5
EQ/CALVERT SOCIALLY RESPONSIBLE........        0.95%            B           $103.94              4
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.00%            B           $ 80.60             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.10%            B           $ 79.68              2
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.20%            B           $ 78.76             21
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.25%            B           $ 78.94              1
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.30%            B           $ 86.97             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.34%            B           $ 77.50            247
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.35%            B           $ 77.41             --
EQ/CALVERT SOCIALLY RESPONSIBLE........        1.45%            B           $ 99.18             --

EQ/CAPITAL GUARDIAN GROWTH.............        0.25%            B           $ 66.12             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.50%            B           $ 64.34             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.70%            B           $ 72.78              1
EQ/CAPITAL GUARDIAN GROWTH.............        0.80%            B           $167.29             --
EQ/CAPITAL GUARDIAN GROWTH.............        0.90%            B           $ 71.14             10
EQ/CAPITAL GUARDIAN GROWTH.............        0.95%            B           $ 70.73             14
EQ/CAPITAL GUARDIAN GROWTH.............        1.00%            B           $ 70.33             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.10%            B           $ 69.52             16
EQ/CAPITAL GUARDIAN GROWTH.............        1.20%            B           $ 68.72             33
EQ/CAPITAL GUARDIAN GROWTH.............        1.25%            B           $ 83.97              2
EQ/CAPITAL GUARDIAN GROWTH.............        1.30%            B           $ 91.46             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.34%            B           $ 67.63            215
EQ/CAPITAL GUARDIAN GROWTH.............        1.35%            B           $ 67.55             --
EQ/CAPITAL GUARDIAN GROWTH.............        1.45%            B           $ 89.77             --

EQ/CAPITAL GUARDIAN RESEARCH...........        0.00%            B           $135.75             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.25%            B           $117.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.50%            B           $114.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.70%            B           $125.33              2
EQ/CAPITAL GUARDIAN RESEARCH...........        0.80%            B           $175.62             --
EQ/CAPITAL GUARDIAN RESEARCH...........        0.90%            B           $122.49             23
EQ/CAPITAL GUARDIAN RESEARCH...........        0.95%            B           $121.79             60
EQ/CAPITAL GUARDIAN RESEARCH...........        1.00%            B           $121.10             --
EQ/CAPITAL GUARDIAN RESEARCH...........        1.10%            B           $119.71              3
EQ/CAPITAL GUARDIAN RESEARCH...........        1.20%            B           $118.34            243
EQ/CAPITAL GUARDIAN RESEARCH...........        1.25%            B           $ 83.08             44
EQ/CAPITAL GUARDIAN RESEARCH...........        1.30%            B           $ 90.72              1
EQ/CAPITAL GUARDIAN RESEARCH...........        1.34%            B           $116.45          1,072
EQ/CAPITAL GUARDIAN RESEARCH...........        1.35%            B           $116.32              4
EQ/CAPITAL GUARDIAN RESEARCH...........        1.45%            B           $114.98              2

EQ/COMMON STOCK INDEX..................        0.25%            A           $156.16             --
EQ/COMMON STOCK INDEX..................        0.50%            A           $ 89.18              1
EQ/COMMON STOCK INDEX..................        0.70%            A           $135.36             22
EQ/COMMON STOCK INDEX..................        0.90%            A           $191.06             63
EQ/COMMON STOCK INDEX..................        1.00%            A           $204.58             --
EQ/COMMON STOCK INDEX..................        1.00%            A           $429.45             75
EQ/COMMON STOCK INDEX..................        1.00%            A           $465.19             27
EQ/COMMON STOCK INDEX..................        1.20%            A           $156.63             35
EQ/COMMON STOCK INDEX..................        1.35%            A           $240.35          1,526

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                       UNITS
                                      CONTRACT                                      OUTSTANDING
                                      CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                    ------------   --------------   ------------   ------------
EQ/COMMON STOCK INDEX............        1.35%            A           $251.13             44
EQ/COMMON STOCK INDEX............        1.45%            A           $ 96.59             22
EQ/COMMON STOCK INDEX............        1.75%            A           $311.66          5,168
EQ/COMMON STOCK INDEX............        0.25%            B           $ 88.78             --
EQ/COMMON STOCK INDEX............        0.50%            B           $ 86.53             --
EQ/COMMON STOCK INDEX............        0.70%            B           $ 89.43              8
EQ/COMMON STOCK INDEX............        0.80%            B           $174.53             --
EQ/COMMON STOCK INDEX............        0.90%            B           $ 91.54             22
EQ/COMMON STOCK INDEX............        0.90%            B           $102.45             13
EQ/COMMON STOCK INDEX............        0.95%            B           $ 86.90            275
EQ/COMMON STOCK INDEX............        1.00%            B           $149.56             --
EQ/COMMON STOCK INDEX............        1.10%            B           $ 85.42             11
EQ/COMMON STOCK INDEX............        1.20%            B           $ 96.63            690
EQ/COMMON STOCK INDEX............        1.25%            B           $ 76.49             46
EQ/COMMON STOCK INDEX............        1.30%            B           $ 85.37             20

EQ/CORE BOND INDEX...............        0.25%            B           $123.91             --
EQ/CORE BOND INDEX...............        0.50%            B           $121.12             --
EQ/CORE BOND INDEX...............        0.70%            B           $118.93              7
EQ/CORE BOND INDEX...............        0.80%            B           $110.07             --
EQ/CORE BOND INDEX...............        0.90%            B           $116.78             16
EQ/CORE BOND INDEX...............        0.95%            B           $116.24            155
EQ/CORE BOND INDEX...............        1.00%            B           $115.71             --
EQ/CORE BOND INDEX...............        1.10%            B           $114.66             12
EQ/CORE BOND INDEX...............        1.20%            B           $113.61            130
EQ/CORE BOND INDEX...............        1.25%            B           $ 97.32             29
EQ/CORE BOND INDEX...............        1.30%            B           $ 97.46              5
EQ/CORE BOND INDEX...............        1.34%            B           $112.15            771
EQ/CORE BOND INDEX...............        1.35%            B           $112.05              3
EQ/CORE BOND INDEX...............        1.45%            B           $111.02             --

EQ/DAVIS NEW YORK VENTURE........        0.00%            B           $ 88.12             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $142.32             --
EQ/DAVIS NEW YORK VENTURE........        0.25%            B           $154.88             --
EQ/DAVIS NEW YORK VENTURE........        0.50%            B           $ 86.53             --
EQ/DAVIS NEW YORK VENTURE........        0.70%            B           $ 85.90              1
EQ/DAVIS NEW YORK VENTURE........        0.80%            B           $173.83             --
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 85.28              7
EQ/DAVIS NEW YORK VENTURE........        0.90%            B           $ 97.97              1
EQ/DAVIS NEW YORK VENTURE........        0.95%            B           $ 85.12             25
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $ 97.55             --
EQ/DAVIS NEW YORK VENTURE........        1.00%            B           $173.20             --
EQ/DAVIS NEW YORK VENTURE........        1.10%            B           $ 92.44             12
EQ/DAVIS NEW YORK VENTURE........        1.20%            B           $ 84.34             56
EQ/DAVIS NEW YORK VENTURE........        1.25%            B           $ 83.27             11
EQ/DAVIS NEW YORK VENTURE........        1.30%            B           $ 84.16              2
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 83.91            215
EQ/DAVIS NEW YORK VENTURE........        1.34%            B           $ 96.11             --
EQ/DAVIS NEW YORK VENTURE........        1.35%            B           $ 96.06              2
EQ/DAVIS NEW YORK VENTURE........        1.45%            B           $ 83.57             --

EQ/EQUITY 500 INDEX..............        0.25%            A           $150.76             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................        0.50%            A          $ 96.77              --
EQ/EQUITY 500 INDEX.....................        0.70%            A          $147.48              14
EQ/EQUITY 500 INDEX.....................        0.90%            A          $208.43              54
EQ/EQUITY 500 INDEX.....................        1.00%            A          $233.38              --
EQ/EQUITY 500 INDEX.....................        1.20%            A          $171.22              54
EQ/EQUITY 500 INDEX.....................        1.34%            A          $281.41           2,394
EQ/EQUITY 500 INDEX.....................        1.35%            A          $280.94              24
EQ/EQUITY 500 INDEX.....................        1.45%            A          $106.14               8
EQ/EQUITY 500 INDEX.....................        0.25%            B          $ 98.41              --
EQ/EQUITY 500 INDEX.....................        0.50%            B          $ 95.91              --
EQ/EQUITY 500 INDEX.....................        0.70%            B          $ 96.96              24
EQ/EQUITY 500 INDEX.....................        0.80%            B          $169.55              --
EQ/EQUITY 500 INDEX.....................        0.90%            B          $112.13              14
EQ/EQUITY 500 INDEX.....................        0.95%            B          $ 94.23             158
EQ/EQUITY 500 INDEX.....................        1.00%            B          $142.74              --
EQ/EQUITY 500 INDEX.....................        1.10%            B          $ 92.62              28
EQ/EQUITY 500 INDEX.....................        1.20%            B          $106.19             574
EQ/EQUITY 500 INDEX.....................        1.25%            B          $ 82.57             101
EQ/EQUITY 500 INDEX.....................        1.30%            B          $ 92.64              10

EQ/EQUITY GROWTH PLUS...................        0.25%            B          $161.54              --
EQ/EQUITY GROWTH PLUS...................        0.50%            B          $157.83               1
EQ/EQUITY GROWTH PLUS...................        0.70%            B          $154.92               7
EQ/EQUITY GROWTH PLUS...................        0.80%            B          $168.30              --
EQ/EQUITY GROWTH PLUS...................        0.90%            B          $152.06              49
EQ/EQUITY GROWTH PLUS...................        0.95%            B          $151.36             161
EQ/EQUITY GROWTH PLUS...................        1.00%            B          $150.65              --
EQ/EQUITY GROWTH PLUS...................        1.10%            B          $149.25              15
EQ/EQUITY GROWTH PLUS...................        1.20%            B          $147.86             275
EQ/EQUITY GROWTH PLUS...................        1.25%            B          $ 91.54              29
EQ/EQUITY GROWTH PLUS...................        1.30%            B          $100.05              12
EQ/EQUITY GROWTH PLUS...................        1.34%            B          $145.93           1,998
EQ/EQUITY GROWTH PLUS...................        1.35%            B          $145.80               3
EQ/EQUITY GROWTH PLUS...................        1.45%            B          $144.44               1

EQ/FRANKLIN CORE BALANCED...............        0.00%            B          $105.89              --
EQ/FRANKLIN CORE BALANCED...............        0.25%            B          $104.76              --
EQ/FRANKLIN CORE BALANCED...............        0.50%            B          $103.63              --
EQ/FRANKLIN CORE BALANCED...............        0.70%            B          $102.73               2
EQ/FRANKLIN CORE BALANCED...............        0.80%            B          $157.86              --
EQ/FRANKLIN CORE BALANCED...............        0.90%            B          $101.84              12
EQ/FRANKLIN CORE BALANCED...............        0.95%            B          $101.62              51
EQ/FRANKLIN CORE BALANCED...............        1.00%            B          $101.40              --
EQ/FRANKLIN CORE BALANCED...............        1.10%            B          $100.96              10
EQ/FRANKLIN CORE BALANCED...............        1.20%            B          $100.52             113
EQ/FRANKLIN CORE BALANCED...............        1.25%            B          $ 92.35              16
EQ/FRANKLIN CORE BALANCED...............        1.30%            B          $ 98.57              16
EQ/FRANKLIN CORE BALANCED...............        1.34%            B          $ 99.91             565
EQ/FRANKLIN CORE BALANCED...............        1.35%            B          $ 99.86              --
EQ/FRANKLIN CORE BALANCED...............        1.45%            B          $ 99.43              --

EQ/FRANKLIN TEMPLETON ALLOCATION........        0.00%            B          $ 85.89              --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.25%            B           $147.18             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.50%            B           $ 84.35             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.70%            B           $ 83.73             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.80%            B           $160.81             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.90%            B           $ 83.12              8
EQ/FRANKLIN TEMPLETON ALLOCATION........        0.95%            B           $ 82.97             42
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.00%            B           $160.22             --
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.10%            B           $ 92.77             12
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.20%            B           $ 82.21             85
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.25%            B           $ 81.34             11
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.30%            B           $ 82.04             17
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.34%            B           $ 81.79            418
EQ/FRANKLIN TEMPLETON ALLOCATION........        1.45%            B           $ 81.46             --

EQ/GAMCO MERGERS & ACQUISITIONS.........        0.00%            B           $135.51             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.25%            B           $133.60             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.50%            B           $131.72             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.70%            B           $130.22              1
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.80%            B           $133.04             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.90%            B           $128.75              3
EQ/GAMCO MERGERS & ACQUISITIONS.........        0.95%            B           $128.38             17
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.00%            B           $128.01             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.10%            B           $127.28              5
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.20%            B           $126.55             19
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.25%            B           $101.45              9
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.30%            B           $110.64              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.49              2
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.34%            B           $125.54             93
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.35%            B           $125.47             --
EQ/GAMCO MERGERS & ACQUISITIONS.........        1.45%            B           $124.75             --

EQ/GAMCO SMALL COMPANY VALUE............        0.00%            B           $200.19             --
EQ/GAMCO SMALL COMPANY VALUE............        0.25%            B           $197.10             --
EQ/GAMCO SMALL COMPANY VALUE............        0.50%            B           $194.05              2
EQ/GAMCO SMALL COMPANY VALUE............        0.70%            B           $191.63              5
EQ/GAMCO SMALL COMPANY VALUE............        0.80%            B           $224.85             --
EQ/GAMCO SMALL COMPANY VALUE............        0.90%            B           $189.25             37
EQ/GAMCO SMALL COMPANY VALUE............        0.95%            B           $188.65             85
EQ/GAMCO SMALL COMPANY VALUE............        1.00%            B           $188.06             --
EQ/GAMCO SMALL COMPANY VALUE............        1.10%            B           $186.88             26
EQ/GAMCO SMALL COMPANY VALUE............        1.20%            B           $185.71            264
EQ/GAMCO SMALL COMPANY VALUE............        1.25%            B           $118.42             87
EQ/GAMCO SMALL COMPANY VALUE............        1.30%            B           $140.22             14
EQ/GAMCO SMALL COMPANY VALUE............        1.34%            B           $184.08          1,363
EQ/GAMCO SMALL COMPANY VALUE............        1.35%            B           $183.96              3
EQ/GAMCO SMALL COMPANY VALUE............        1.45%            B           $182.80              1

EQ/GLOBAL BOND PLUS.....................        0.00%            B           $127.62             --
EQ/GLOBAL BOND PLUS.....................        0.25%            B           $125.96             --
EQ/GLOBAL BOND PLUS.....................        0.50%            B           $124.32             --
EQ/GLOBAL BOND PLUS.....................        0.70%            B           $123.01              2
EQ/GLOBAL BOND PLUS.....................        0.80%            B           $114.37             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/GLOBAL BOND PLUS..........................        0.90%            B           $121.72             12
EQ/GLOBAL BOND PLUS..........................        0.95%            B           $121.40             71
EQ/GLOBAL BOND PLUS..........................        1.00%            B           $121.08             --
EQ/GLOBAL BOND PLUS..........................        1.10%            B           $120.44             25
EQ/GLOBAL BOND PLUS..........................        1.20%            B           $119.80            101
EQ/GLOBAL BOND PLUS..........................        1.25%            B           $120.20             45
EQ/GLOBAL BOND PLUS..........................        1.30%            B           $121.92              2
EQ/GLOBAL BOND PLUS..........................        1.34%            B           $118.92            355
EQ/GLOBAL BOND PLUS..........................        1.35%            B           $118.85             --
EQ/GLOBAL BOND PLUS..........................        1.45%            B           $118.22             --

EQ/GLOBAL MULTI-SECTOR EQUITY................        0.25%            B           $247.51             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.50%            B           $241.20              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $181.15             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              4
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.70%            B           $296.06              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.80%            B           $183.45             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $178.99             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71             18
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $288.71              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.90%            B           $342.45              3
EQ/GLOBAL MULTI-SECTOR EQUITY................        0.95%            B           $252.98             95
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.00%            B           $285.11             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.10%            B           $281.53             15
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $262.52            176
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.20%            B           $277.99             48
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.25%            B           $ 79.43             84
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.30%            B           $108.81              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.34%            B           $181.09          1,848
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.35%            B           $272.77              7
EQ/GLOBAL MULTI-SECTOR EQUITY................        1.45%            B           $254.37              1
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $166.19             --
EQ/GLOBAL MULTI-SECTOR EQUITY................        2.75%            B           $293.92             22

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            A           $101.85             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            A           $112.11             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            A           $159.65              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            A           $171.04              3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $ 89.89             29
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            A           $170.93             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            A           $156.03              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.34%            A           $173.15            402
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.35%            A           $166.81              4
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.45%            A           $139.56             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.25%            B           $145.25             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.50%            B           $141.57             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.70%            B           $145.42             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.80%            B           $102.89             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.90%            B           $144.85              2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        0.95%            B           $141.32             63
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.00%            B           $114.21             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.10%            B           $138.91             8
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.20%            B           $139.60            76
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.25%            B           $106.85            26
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........        1.30%            B           $107.32             2

EQ/INTERNATIONAL CORE PLUS...................        0.25%            B           $120.13            --
EQ/INTERNATIONAL CORE PLUS...................        0.50%            B           $117.07            --
EQ/INTERNATIONAL CORE PLUS...................        0.70%            B           $129.17             3
EQ/INTERNATIONAL CORE PLUS...................        0.80%            B           $176.22            --
EQ/INTERNATIONAL CORE PLUS...................        0.90%            B           $126.25            23
EQ/INTERNATIONAL CORE PLUS...................        0.95%            B           $154.22            54
EQ/INTERNATIONAL CORE PLUS...................        1.00%            B           $124.81            --
EQ/INTERNATIONAL CORE PLUS...................        1.10%            B           $123.38            16
EQ/INTERNATIONAL CORE PLUS...................        1.20%            B           $121.97           224
EQ/INTERNATIONAL CORE PLUS...................        1.25%            B           $ 80.07            84
EQ/INTERNATIONAL CORE PLUS...................        1.30%            B           $ 92.85             4
EQ/INTERNATIONAL CORE PLUS...................        1.34%            B           $120.02           838
EQ/INTERNATIONAL CORE PLUS...................        1.35%            B           $119.88             1
EQ/INTERNATIONAL CORE PLUS...................        1.45%            B           $147.29            --

EQ/INTERNATIONAL GROWTH......................        0.00%            B           $159.59            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $113.03            --
EQ/INTERNATIONAL GROWTH......................        0.25%            B           $157.35            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $112.83            --
EQ/INTERNATIONAL GROWTH......................        0.50%            B           $155.13            --
EQ/INTERNATIONAL GROWTH......................        0.70%            B           $153.37             2
EQ/INTERNATIONAL GROWTH......................        0.80%            B           $184.08            --
EQ/INTERNATIONAL GROWTH......................        0.90%            B           $151.63            16
EQ/INTERNATIONAL GROWTH......................        0.95%            B           $151.19            29
EQ/INTERNATIONAL GROWTH......................        1.00%            B           $150.76            --
EQ/INTERNATIONAL GROWTH......................        1.10%            B           $149.90             8
EQ/INTERNATIONAL GROWTH......................        1.20%            B           $149.04            49
EQ/INTERNATIONAL GROWTH......................        1.25%            B           $ 92.14            18
EQ/INTERNATIONAL GROWTH......................        1.30%            B           $109.99             2
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.79            10
EQ/INTERNATIONAL GROWTH......................        1.34%            B           $147.85           314
EQ/INTERNATIONAL GROWTH......................        1.35%            B           $147.77            --
EQ/INTERNATIONAL GROWTH......................        1.45%            B           $146.92            --

EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.25%            B           $119.71            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.50%            B           $116.66            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.70%            B           $115.75             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.80%            B           $176.01            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $111.64             1
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.90%            B           $112.88             5
EQ/JPMORGAN VALUE OPPORTUNITIES..............        0.95%            B           $104.26            17
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.00%            B           $111.47            --
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.10%            B           $110.07             3
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $107.54            29
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.20%            B           $108.69             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.25%            B           $ 77.65             8
EQ/JPMORGAN VALUE OPPORTUNITIES..............        1.30%            B           $ 87.46             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                          ------------   --------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.34%            B           $134.73            306
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.35%            B           $106.65              4
EQ/JPMORGAN VALUE OPPORTUNITIES........        1.45%            B           $104.20              1

EQ/LARGE CAP CORE PLUS.................        0.25%            B           $ 97.60             --
EQ/LARGE CAP CORE PLUS.................        0.50%            B           $ 95.11             --
EQ/LARGE CAP CORE PLUS.................        0.70%            B           $ 98.78             --
EQ/LARGE CAP CORE PLUS.................        0.80%            B           $168.28             --
EQ/LARGE CAP CORE PLUS.................        0.90%            B           $ 96.54              5
EQ/LARGE CAP CORE PLUS.................        0.95%            B           $ 95.99             10
EQ/LARGE CAP CORE PLUS.................        1.00%            B           $ 95.44             --
EQ/LARGE CAP CORE PLUS.................        1.10%            B           $ 94.35              1
EQ/LARGE CAP CORE PLUS.................        1.20%            B           $ 93.27             25
EQ/LARGE CAP CORE PLUS.................        1.25%            B           $ 83.52              3
EQ/LARGE CAP CORE PLUS.................        1.30%            B           $ 91.35             --
EQ/LARGE CAP CORE PLUS.................        1.34%            B           $ 91.78            129
EQ/LARGE CAP CORE PLUS.................        1.35%            B           $ 91.67             --
EQ/LARGE CAP CORE PLUS.................        1.45%            B           $ 90.62             --

EQ/LARGE CAP GROWTH INDEX..............        0.25%            B           $ 76.34             --
EQ/LARGE CAP GROWTH INDEX..............        0.50%            B           $ 74.39              1
EQ/LARGE CAP GROWTH INDEX..............        0.70%            B           $ 80.76              1
EQ/LARGE CAP GROWTH INDEX..............        0.80%            B           $172.65             --
EQ/LARGE CAP GROWTH INDEX..............        0.90%            B           $ 78.93             14
EQ/LARGE CAP GROWTH INDEX..............        0.95%            B           $ 78.48            100
EQ/LARGE CAP GROWTH INDEX..............        1.00%            B           $ 78.03             --
EQ/LARGE CAP GROWTH INDEX..............        1.10%            B           $ 77.14              6
EQ/LARGE CAP GROWTH INDEX..............        1.20%            B           $ 76.26            179
EQ/LARGE CAP GROWTH INDEX..............        1.25%            B           $100.91              8
EQ/LARGE CAP GROWTH INDEX..............        1.30%            B           $112.27              1
EQ/LARGE CAP GROWTH INDEX..............        1.34%            B           $ 75.04          1,314
EQ/LARGE CAP GROWTH INDEX..............        1.35%            B           $ 74.95              3
EQ/LARGE CAP GROWTH INDEX..............        1.45%            B           $ 74.09              1

EQ/LARGE CAP GROWTH PLUS...............        0.25%            B           $ 66.93             --
EQ/LARGE CAP GROWTH PLUS...............        0.50%            B           $ 65.22              1
EQ/LARGE CAP GROWTH PLUS...............        0.70%            B           $114.39              3
EQ/LARGE CAP GROWTH PLUS...............        0.80%            B           $170.13             --
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $ 99.88              5
EQ/LARGE CAP GROWTH PLUS...............        0.90%            B           $111.55             24
EQ/LARGE CAP GROWTH PLUS...............        0.95%            B           $ 94.14             73
EQ/LARGE CAP GROWTH PLUS...............        1.00%            B           $110.16             --
EQ/LARGE CAP GROWTH PLUS...............        1.10%            B           $108.78              4
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $103.14            145
EQ/LARGE CAP GROWTH PLUS...............        1.20%            B           $107.41              6
EQ/LARGE CAP GROWTH PLUS...............        1.25%            B           $ 94.63              4
EQ/LARGE CAP GROWTH PLUS...............        1.30%            B           $108.94              2
EQ/LARGE CAP GROWTH PLUS...............        1.34%            B           $157.73          1,338
EQ/LARGE CAP GROWTH PLUS...............        1.35%            B           $105.39             15
EQ/LARGE CAP GROWTH PLUS...............        1.45%            B           $ 99.94              6

EQ/LARGE CAP VALUE INDEX...............        0.00%            B           $ 63.43             --
EQ/LARGE CAP VALUE INDEX...............        0.25%            B           $ 62.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $102.97             --
EQ/LARGE CAP VALUE INDEX................        0.25%            B           $131.70             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $ 61.79             --
EQ/LARGE CAP VALUE INDEX................        0.50%            B           $102.79             --
EQ/LARGE CAP VALUE INDEX................        0.70%            B           $ 61.14             --
EQ/LARGE CAP VALUE INDEX................        0.80%            B           $172.11             --
EQ/LARGE CAP VALUE INDEX................        0.90%            B           $ 60.50              6
EQ/LARGE CAP VALUE INDEX................        0.95%            B           $ 60.34             17
EQ/LARGE CAP VALUE INDEX................        1.00%            B           $ 60.18             --
EQ/LARGE CAP VALUE INDEX................        1.10%            B           $ 59.86              5
EQ/LARGE CAP VALUE INDEX................        1.20%            B           $ 59.54             30
EQ/LARGE CAP VALUE INDEX................        1.25%            B           $ 50.06              9
EQ/LARGE CAP VALUE INDEX................        1.30%            B           $ 54.96              1
EQ/LARGE CAP VALUE INDEX................        1.34%            B           $ 59.10            207
EQ/LARGE CAP VALUE INDEX................        1.35%            B           $ 59.07              1
EQ/LARGE CAP VALUE INDEX................        1.45%            B           $ 58.76             --

EQ/LARGE CAP VALUE PLUS.................        0.50%            A           $118.77             --
EQ/LARGE CAP VALUE PLUS.................        0.70%            A           $107.70             10
EQ/LARGE CAP VALUE PLUS.................        0.90%            A           $105.27             66
EQ/LARGE CAP VALUE PLUS.................        1.00%            A           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            A           $101.70             79
EQ/LARGE CAP VALUE PLUS.................        1.34%            A           $100.08          6,915
EQ/LARGE CAP VALUE PLUS.................        1.35%            A           $ 99.96             39
EQ/LARGE CAP VALUE PLUS.................        1.45%            A           $105.70              6
EQ/LARGE CAP VALUE PLUS.................        0.25%            B           $120.64             --
EQ/LARGE CAP VALUE PLUS.................        0.50%            B           $117.56              2
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $106.61             21
EQ/LARGE CAP VALUE PLUS.................        0.70%            B           $107.70             --
EQ/LARGE CAP VALUE PLUS.................        0.80%            B           $169.85             --
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $104.20             17
EQ/LARGE CAP VALUE PLUS.................        0.90%            B           $105.27             --
EQ/LARGE CAP VALUE PLUS.................        0.95%            B           $109.88            280
EQ/LARGE CAP VALUE PLUS.................        1.00%            B           $104.07             --
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $101.84              5
EQ/LARGE CAP VALUE PLUS.................        1.10%            B           $102.88             --
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $100.67            639
EQ/LARGE CAP VALUE PLUS.................        1.20%            B           $101.70             --
EQ/LARGE CAP VALUE PLUS.................        1.25%            B           $ 65.79             16
EQ/LARGE CAP VALUE PLUS.................        1.30%            B           $ 72.56             14

EQ/LORD ABBETT GROWTH AND INCOME........        0.00%            B           $114.16             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.25%            B           $112.55             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.50%            B           $110.97             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.70%            B           $109.70              2
EQ/LORD ABBETT GROWTH AND INCOME........        0.80%            B           $176.30             --
EQ/LORD ABBETT GROWTH AND INCOME........        0.90%            B           $108.46              8
EQ/LORD ABBETT GROWTH AND INCOME........        0.95%            B           $108.15             11
EQ/LORD ABBETT GROWTH AND INCOME........        1.00%            B           $107.84             --
EQ/LORD ABBETT GROWTH AND INCOME........        1.10%            B           $107.23              3
EQ/LORD ABBETT GROWTH AND INCOME........        1.20%            B           $106.61             17
EQ/LORD ABBETT GROWTH AND INCOME........        1.25%            B           $ 81.88              6

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........        1.30%            B          $ 89.08               1
EQ/LORD ABBETT GROWTH AND INCOME........        1.34%            B          $105.76             140
EQ/LORD ABBETT GROWTH AND INCOME........        1.35%            B          $105.70              --
EQ/LORD ABBETT GROWTH AND INCOME........        1.45%            B          $105.09              --

EQ/LORD ABBETT LARGE CAP CORE...........        0.00%            B          $131.24              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $103.61              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.25%            B          $129.40              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $103.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.50%            B          $127.57              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.70%            B          $126.12               1
EQ/LORD ABBETT LARGE CAP CORE...........        0.80%            B          $161.43              --
EQ/LORD ABBETT LARGE CAP CORE...........        0.90%            B          $124.69               4
EQ/LORD ABBETT LARGE CAP CORE...........        0.95%            B          $124.33              18
EQ/LORD ABBETT LARGE CAP CORE...........        1.00%            B          $123.98              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.10%            B          $123.27               9
EQ/LORD ABBETT LARGE CAP CORE...........        1.20%            B          $122.57              65
EQ/LORD ABBETT LARGE CAP CORE...........        1.25%            B          $ 96.29              29
EQ/LORD ABBETT LARGE CAP CORE...........        1.30%            B          $106.49               1
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $121.59             211
EQ/LORD ABBETT LARGE CAP CORE...........        1.34%            B          $122.57               2
EQ/LORD ABBETT LARGE CAP CORE...........        1.35%            B          $121.52              --
EQ/LORD ABBETT LARGE CAP CORE...........        1.45%            B          $120.82              --

EQ/MID CAP INDEX........................        0.25%            B          $131.21              --
EQ/MID CAP INDEX........................        0.50%            B          $127.87               1
EQ/MID CAP INDEX........................        0.70%            B          $122.35              30
EQ/MID CAP INDEX........................        0.80%            B          $199.56              --
EQ/MID CAP INDEX........................        0.90%            B          $119.83              54
EQ/MID CAP INDEX........................        0.95%            B          $119.21             127
EQ/MID CAP INDEX........................        1.00%            B          $118.59              --
EQ/MID CAP INDEX........................        1.10%            B          $117.36              26
EQ/MID CAP INDEX........................        1.20%            B          $116.13             434
EQ/MID CAP INDEX........................        1.25%            B          $ 79.71              97
EQ/MID CAP INDEX........................        1.30%            B          $ 93.28               6
EQ/MID CAP INDEX........................        1.34%            B          $114.44           2,138
EQ/MID CAP INDEX........................        1.35%            B          $114.32               2
EQ/MID CAP INDEX........................        1.45%            B          $113.13              --

EQ/MID CAP VALUE PLUS...................        0.25%            B          $182.69              --
EQ/MID CAP VALUE PLUS...................        0.50%            B          $178.03               1
EQ/MID CAP VALUE PLUS...................        0.70%            B          $141.49               6
EQ/MID CAP VALUE PLUS...................        0.80%            B          $205.49              --
EQ/MID CAP VALUE PLUS...................        0.90%            B          $137.98              36
EQ/MID CAP VALUE PLUS...................        0.90%            B          $170.75               8
EQ/MID CAP VALUE PLUS...................        0.95%            B          $173.32             142
EQ/MID CAP VALUE PLUS...................        1.00%            B          $136.25              --
EQ/MID CAP VALUE PLUS...................        1.10%            B          $134.55              12
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.44             333
EQ/MID CAP VALUE PLUS...................        1.20%            B          $132.85              28
EQ/MID CAP VALUE PLUS...................        1.25%            B          $ 84.92              26
EQ/MID CAP VALUE PLUS...................        1.30%            B          $ 97.37              11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MID CAP VALUE PLUS...................        1.34%            B           $164.68          2,473
EQ/MID CAP VALUE PLUS...................        1.35%            B           $130.36             12
EQ/MID CAP VALUE PLUS...................        1.45%            B           $128.33              2

EQ/MONEY MARKET.........................        0.25%            A           $ 99.88             --
EQ/MONEY MARKET.........................        0.50%            A           $106.54             --
EQ/MONEY MARKET.........................        0.70%            A           $134.83              1
EQ/MONEY MARKET.........................        0.90%            A           $140.88             23
EQ/MONEY MARKET.........................        1.00%            A           $ 47.33             40
EQ/MONEY MARKET.........................        1.00%            A           $141.87             --
EQ/MONEY MARKET.........................        1.20%            A           $131.00              1
EQ/MONEY MARKET.........................        1.35%            A           $142.11            140
EQ/MONEY MARKET.........................        1.35%            A           $142.80             26
EQ/MONEY MARKET.........................        1.45%            A           $118.78              1
EQ/MONEY MARKET.........................        1.75%            A           $ 36.15          1,290
EQ/MONEY MARKET.........................        0.25%            B           $120.51             --
EQ/MONEY MARKET.........................        0.50%            B           $117.46             --
EQ/MONEY MARKET.........................        0.70%            B           $121.41              2
EQ/MONEY MARKET.........................        0.80%            B           $ 98.57             --
EQ/MONEY MARKET.........................        0.90%            B           $111.89             --
EQ/MONEY MARKET.........................        0.90%            B           $123.68              1
EQ/MONEY MARKET.........................        0.95%            B           $117.99            179
EQ/MONEY MARKET.........................        1.00%            B           $107.21             --
EQ/MONEY MARKET.........................        1.10%            B           $115.98             30
EQ/MONEY MARKET.........................        1.20%            B           $118.97             49
EQ/MONEY MARKET.........................        1.25%            B           $ 99.85             62
EQ/MONEY MARKET.........................        1.30%            B           $102.12              5

EQ/MONTAG & CALDWELL GROWTH.............        0.00%            B           $135.96             --
EQ/MONTAG & CALDWELL GROWTH.............        0.25%            B           $133.86             --
EQ/MONTAG & CALDWELL GROWTH.............        0.50%            B           $131.79             --
EQ/MONTAG & CALDWELL GROWTH.............        0.70%            B           $130.14              1
EQ/MONTAG & CALDWELL GROWTH.............        0.80%            B           $153.70             --
EQ/MONTAG & CALDWELL GROWTH.............        0.90%            B           $128.52              5
EQ/MONTAG & CALDWELL GROWTH.............        0.95%            B           $128.12             23
EQ/MONTAG & CALDWELL GROWTH.............        1.00%            B           $127.72             --
EQ/MONTAG & CALDWELL GROWTH.............        1.10%            B           $126.92              6
EQ/MONTAG & CALDWELL GROWTH.............        1.20%            B           $126.12             47
EQ/MONTAG & CALDWELL GROWTH.............        1.25%            B           $ 99.74             17
EQ/MONTAG & CALDWELL GROWTH.............        1.30%            B           $110.04              2
EQ/MONTAG & CALDWELL GROWTH.............        1.34%            B           $125.01            224
EQ/MONTAG & CALDWELL GROWTH.............        1.35%            B           $124.93             --
EQ/MONTAG & CALDWELL GROWTH.............        1.45%            B           $124.15             --

EQ/MORGAN STANLEY MID CAP GROWTH........        0.00%            B           $182.78             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.25%            B           $180.20             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.50%            B           $177.66              1
EQ/MORGAN STANLEY MID CAP GROWTH........        0.70%            B           $175.64              2
EQ/MORGAN STANLEY MID CAP GROWTH........        0.80%            B           $220.04             --
EQ/MORGAN STANLEY MID CAP GROWTH........        0.90%            B           $173.65             27
EQ/MORGAN STANLEY MID CAP GROWTH........        0.95%            B           $173.16             48
EQ/MORGAN STANLEY MID CAP GROWTH........        1.00%            B           $172.66             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                              UNITS
                                             CONTRACT                                      OUTSTANDING
                                             CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                           ------------   --------------   ------------   ------------
EQ/MORGAN STANLEY MID CAP GROWTH........        1.10%            B           $171.68            19
EQ/MORGAN STANLEY MID CAP GROWTH........        1.20%            B           $170.69           149
EQ/MORGAN STANLEY MID CAP GROWTH........        1.25%            B           $111.42            58
EQ/MORGAN STANLEY MID CAP GROWTH........        1.30%            B           $132.02             3
EQ/MORGAN STANLEY MID CAP GROWTH........        1.34%            B           $169.33           688
EQ/MORGAN STANLEY MID CAP GROWTH........        1.35%            B           $169.23             1
EQ/MORGAN STANLEY MID CAP GROWTH........        1.45%            B           $168.26             1

EQ/MUTUAL LARGE CAP EQUITY..............        0.00%            B           $ 94.78            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.25%            B           $ 93.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.50%            B           $ 92.75            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.70%            B           $ 91.95             1
EQ/MUTUAL LARGE CAP EQUITY..............        0.80%            B           $161.51            --
EQ/MUTUAL LARGE CAP EQUITY..............        0.90%            B           $ 91.15             6
EQ/MUTUAL LARGE CAP EQUITY..............        0.95%            B           $ 90.96            15
EQ/MUTUAL LARGE CAP EQUITY..............        1.00%            B           $ 90.76            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.10%            B           $ 90.36             2
EQ/MUTUAL LARGE CAP EQUITY..............        1.20%            B           $ 89.97            51
EQ/MUTUAL LARGE CAP EQUITY..............        1.25%            B           $ 77.04             4
EQ/MUTUAL LARGE CAP EQUITY..............        1.30%            B           $ 86.73            11
EQ/MUTUAL LARGE CAP EQUITY..............        1.34%            B           $ 89.42           252
EQ/MUTUAL LARGE CAP EQUITY..............        1.35%            B           $ 89.38            --
EQ/MUTUAL LARGE CAP EQUITY..............        1.45%            B           $ 88.99            --

EQ/OPPENHEIMER GLOBAL...................        0.00%            B           $111.42            --
EQ/OPPENHEIMER GLOBAL...................        0.25%            B           $110.22            --
EQ/OPPENHEIMER GLOBAL...................        0.50%            B           $109.04            --
EQ/OPPENHEIMER GLOBAL...................        0.70%            B           $108.09             1
EQ/OPPENHEIMER GLOBAL...................        0.80%            B           $182.45            --
EQ/OPPENHEIMER GLOBAL...................        0.90%            B           $107.16             6
EQ/OPPENHEIMER GLOBAL...................        0.95%            B           $106.93            27
EQ/OPPENHEIMER GLOBAL...................        1.00%            B           $106.69            --
EQ/OPPENHEIMER GLOBAL...................        1.10%            B           $106.23            12
EQ/OPPENHEIMER GLOBAL...................        1.20%            B           $105.76            52
EQ/OPPENHEIMER GLOBAL...................        1.25%            B           $ 86.98            17
EQ/OPPENHEIMER GLOBAL...................        1.30%            B           $ 99.82             1
EQ/OPPENHEIMER GLOBAL...................        1.34%            B           $105.12           240
EQ/OPPENHEIMER GLOBAL...................        1.35%            B           $105.07            --
EQ/OPPENHEIMER GLOBAL...................        1.45%            B           $104.61            --

EQ/PIMCO ULTRA SHORT BOND...............        1.10%            A           $100.28             2
EQ/PIMCO ULTRA SHORT BOND...............        1.25%            A           $100.08            --
EQ/PIMCO ULTRA SHORT BOND...............        0.00%            B           $117.24            --
EQ/PIMCO ULTRA SHORT BOND...............        0.25%            B           $115.59            --
EQ/PIMCO ULTRA SHORT BOND...............        0.50%            B           $113.96            --
EQ/PIMCO ULTRA SHORT BOND...............        0.70%            B           $112.66             5
EQ/PIMCO ULTRA SHORT BOND...............        0.80%            B           $106.64            --
EQ/PIMCO ULTRA SHORT BOND...............        0.90%            B           $111.38            28
EQ/PIMCO ULTRA SHORT BOND...............        0.95%            B           $111.07           189
EQ/PIMCO ULTRA SHORT BOND...............        1.00%            B           $110.75            --
EQ/PIMCO ULTRA SHORT BOND...............        1.10%            B           $110.12            53
EQ/PIMCO ULTRA SHORT BOND...............        1.20%            B           $109.49           180

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/PIMCO ULTRA SHORT BOND............        1.25%            B           $110.58            96
EQ/PIMCO ULTRA SHORT BOND............        1.30%            B           $109.98             6
EQ/PIMCO ULTRA SHORT BOND............        1.34%            B           $108.61           776
EQ/PIMCO ULTRA SHORT BOND............        1.35%            B           $108.55            --
EQ/PIMCO ULTRA SHORT BOND............        1.45%            B           $107.93            --

EQ/QUALITY BOND PLUS.................        0.25%            A           $112.68            --
EQ/QUALITY BOND PLUS.................        0.50%            A           $109.76            --
EQ/QUALITY BOND PLUS.................        0.70%            A           $164.63             2
EQ/QUALITY BOND PLUS.................        0.90%            A           $182.03             9
EQ/QUALITY BOND PLUS.................        1.00%            A           $182.86            --
EQ/QUALITY BOND PLUS.................        1.20%            A           $162.21             2
EQ/QUALITY BOND PLUS.................        1.34%            A           $180.35           642
EQ/QUALITY BOND PLUS.................        1.35%            A           $190.04             8
EQ/QUALITY BOND PLUS.................        1.45%            A           $141.77            --
EQ/QUALITY BOND PLUS.................        0.25%            B           $148.62            --
EQ/QUALITY BOND PLUS.................        0.50%            B           $144.85            --
EQ/QUALITY BOND PLUS.................        0.70%            B           $149.06            --
EQ/QUALITY BOND PLUS.................        0.80%            B           $112.28            --
EQ/QUALITY BOND PLUS.................        0.90%            B           $147.22             4
EQ/QUALITY BOND PLUS.................        0.95%            B           $144.86            93
EQ/QUALITY BOND PLUS.................        1.00%            B           $117.14            --
EQ/QUALITY BOND PLUS.................        1.10%            B           $142.39            12
EQ/QUALITY BOND PLUS.................        1.20%            B           $142.01           108
EQ/QUALITY BOND PLUS.................        1.25%            B           $105.00            36
EQ/QUALITY BOND PLUS.................        1.30%            B           $105.17             4

EQ/SMALL COMPANY INDEX...............        0.25%            B           $174.79            --
EQ/SMALL COMPANY INDEX...............        0.50%            B           $170.86            --
EQ/SMALL COMPANY INDEX...............        0.70%            B           $167.76            23
EQ/SMALL COMPANY INDEX...............        0.80%            B           $201.12            --
EQ/SMALL COMPANY INDEX...............        0.90%            B           $164.72            26
EQ/SMALL COMPANY INDEX...............        0.95%            B           $163.97            42
EQ/SMALL COMPANY INDEX...............        1.00%            B           $163.22            --
EQ/SMALL COMPANY INDEX...............        1.10%            B           $161.73            11
EQ/SMALL COMPANY INDEX...............        1.20%            B           $160.25           188
EQ/SMALL COMPANY INDEX...............        1.25%            B           $ 90.99            56
EQ/SMALL COMPANY INDEX...............        1.30%            B           $100.26             4
EQ/SMALL COMPANY INDEX...............        1.34%            B           $158.20           897
EQ/SMALL COMPANY INDEX...............        1.35%            B           $158.06             2
EQ/SMALL COMPANY INDEX...............        1.45%            B           $156.61            --

EQ/T. ROWE PRICE GROWTH STOCK........        0.00%            B           $114.56            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.25%            B           $112.79            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.50%            B           $111.04            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.70%            B           $109.66            16
EQ/T. ROWE PRICE GROWTH STOCK........        0.80%            B           $171.34            --
EQ/T. ROWE PRICE GROWTH STOCK........        0.90%            B           $108.29            27
EQ/T. ROWE PRICE GROWTH STOCK........        0.95%            B           $107.95            56
EQ/T. ROWE PRICE GROWTH STOCK........        1.00%            B           $107.61            --
EQ/T. ROWE PRICE GROWTH STOCK........        1.10%            B           $106.94            15
EQ/T. ROWE PRICE GROWTH STOCK........        1.20%            B           $106.26           266

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                        ------------   --------------   ------------   ------------
EQ/T. ROWE PRICE GROWTH STOCK........        1.25%            B          $ 90.23             64
EQ/T. ROWE PRICE GROWTH STOCK........        1.30%            B          $ 97.71              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.34%            B          $105.33            853
EQ/T. ROWE PRICE GROWTH STOCK........        1.35%            B          $105.27              2
EQ/T. ROWE PRICE GROWTH STOCK........        1.45%            B          $104.60             --

EQ/TEMPLETON GLOBAL EQUITY...........        0.00%            B          $ 91.65             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.25%            B          $ 90.67             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.50%            B          $ 89.69             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.70%            B          $ 88.92              1
EQ/TEMPLETON GLOBAL EQUITY...........        0.80%            B          $164.17             --
EQ/TEMPLETON GLOBAL EQUITY...........        0.90%            B          $ 88.15              7
EQ/TEMPLETON GLOBAL EQUITY...........        0.95%            B          $ 87.95             18
EQ/TEMPLETON GLOBAL EQUITY...........        1.00%            B          $ 87.76             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.10%            B          $ 87.38              5
EQ/TEMPLETON GLOBAL EQUITY...........        1.20%            B          $ 87.00             65
EQ/TEMPLETON GLOBAL EQUITY...........        1.25%            B          $ 74.91              8
EQ/TEMPLETON GLOBAL EQUITY...........        1.30%            B          $ 83.93             10
EQ/TEMPLETON GLOBAL EQUITY...........        1.34%            B          $ 86.47            249
EQ/TEMPLETON GLOBAL EQUITY...........        1.35%            B          $ 86.43             --
EQ/TEMPLETON GLOBAL EQUITY...........        1.45%            B          $ 86.05             --

EQ/UBS GROWTH & INCOME...............        0.00%            B          $123.85             --
EQ/UBS GROWTH & INCOME...............        0.25%            B          $121.94             --
EQ/UBS GROWTH & INCOME...............        0.50%            B          $120.05             --
EQ/UBS GROWTH & INCOME...............        0.70%            B          $118.55             --
EQ/UBS GROWTH & INCOME...............        0.80%            B          $176.22             --
EQ/UBS GROWTH & INCOME...............        0.90%            B          $117.08              2
EQ/UBS GROWTH & INCOME...............        0.95%            B          $116.71              8
EQ/UBS GROWTH & INCOME...............        1.00%            B          $116.35             --
EQ/UBS GROWTH & INCOME...............        1.10%            B          $115.62              2
EQ/UBS GROWTH & INCOME...............        1.20%            B          $114.89             52
EQ/UBS GROWTH & INCOME...............        1.25%            B          $ 80.11             20
EQ/UBS GROWTH & INCOME...............        1.30%            B          $ 88.75              1
EQ/UBS GROWTH & INCOME...............        1.34%            B          $113.88            121
EQ/UBS GROWTH & INCOME...............        1.35%            B          $113.81             --
EQ/UBS GROWTH & INCOME...............        1.45%            B          $113.09             --

EQ/VAN KAMPEN COMSTOCK...............        0.00%            B          $110.93             --
EQ/VAN KAMPEN COMSTOCK...............        0.25%            B          $109.36             --
EQ/VAN KAMPEN COMSTOCK...............        0.50%            B          $107.82             --
EQ/VAN KAMPEN COMSTOCK...............        0.70%            B          $106.60             --
EQ/VAN KAMPEN COMSTOCK...............        0.80%            B          $179.16             --
EQ/VAN KAMPEN COMSTOCK...............        0.90%            B          $105.39              4
EQ/VAN KAMPEN COMSTOCK...............        0.95%            B          $105.09             20
EQ/VAN KAMPEN COMSTOCK...............        1.00%            B          $104.79             --
EQ/VAN KAMPEN COMSTOCK...............        1.10%            B          $104.19              4
EQ/VAN KAMPEN COMSTOCK...............        1.20%            B          $103.59             27
EQ/VAN KAMPEN COMSTOCK...............        1.25%            B          $ 81.29              5
EQ/VAN KAMPEN COMSTOCK...............        1.30%            B          $ 88.87              1
EQ/VAN KAMPEN COMSTOCK...............        1.34%            B          $102.76            166
EQ/VAN KAMPEN COMSTOCK...............        1.35%            B          $102.70             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                        UNITS
                                                    CONTRACT                                         OUTSTANDING
                                                    CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                  ------------   -----------------   ------------   ------------
EQ/VAN KAMPEN COMSTOCK.........................        1.45%            B              $102.11            --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.25%            B              $120.62            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.50%            B              $117.54            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.70%            B              $118.88             4
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.80%            B              $177.49            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.90%            B              $116.19            11
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        0.95%            B              $115.52            53
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.00%            B              $114.86            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.10%            B              $113.55            17
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.20%            B              $112.25            85
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.25%            B              $113.94            20
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.30%            B              $130.49             1
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.34%            B              $110.46           470
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.35%            B              $110.33            --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..........        1.45%            B              $109.06            --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.00%     Service Class 2       $106.76            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $106.58            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.25%     Service Class 2       $117.99            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $106.39            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.50%     Service Class 2       $117.89            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $106.24            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.70%     Service Class 2       $117.81            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.80%     Service Class 2       $106.17            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $106.10            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.90%     Service Class 2       $117.74             1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        0.95%     Service Class 2       $117.72             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.00%     Service Class 2       $106.02            --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.10%     Service Class 2       $105.95             2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $105.87            46
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.20%     Service Class 2       $117.62             6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.25%     Service Class 2       $117.60            11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO........        1.34%     Service Class 2       $117.57            75

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.00%     Service Class 2       $103.53            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.25%     Service Class 2       $103.36            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.50%     Service Class 2       $103.18            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.70%     Service Class 2       $103.03            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.80%     Service Class 2       $102.96            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        0.90%     Service Class 2       $102.89            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.00%     Service Class 2       $102.82            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.10%     Service Class 2       $102.74            --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........        1.20%     Service Class 2       $102.67             2

FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.00%     Service Class 2       $113.34            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.25%     Service Class 2       $113.14            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.50%     Service Class 2       $112.95            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.70%     Service Class 2       $112.79            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.80%     Service Class 2       $112.71            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        0.90%     Service Class 2       $112.63            --
FIDELITY(R) VIP MID CAP PORTFOLIO..............        1.00%     Service Class 2       $112.55            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                       UNITS
                                                   CONTRACT                                         OUTSTANDING
                                                   CHARGES**       SHARE CLASS*      UNIT VALUE       (000'S)
                                                 ------------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.10%     Service Class 2       $112.47           --
FIDELITY(R) VIP MID CAP PORTFOLIO.............        1.20%     Service Class 2       $112.39           13

GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.00%      Service Shares       $108.47           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.25%      Service Shares       $108.29           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.50%      Service Shares       $108.10           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.70%      Service Shares       $107.95           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.80%      Service Shares       $107.87           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        0.90%      Service Shares       $107.80           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.00%      Service Shares       $107.72           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.10%      Service Shares       $107.65           --
GOLDMAN SACHS VIT MID CAP VALUE FUND..........        1.20%      Service Shares       $107.57            3

INVESCO V.I. FINANCIAL SERVICES FUND..........        0.00%        Series II          $ 94.40           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.25%        Series II          $ 94.23           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.50%        Series II          $ 94.07           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.70%        Series II          $ 93.94           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.80%        Series II          $ 93.87           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        0.90%        Series II          $ 93.81           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.00%        Series II          $ 93.74           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.10%        Series II          $ 93.68           --
INVESCO V.I. FINANCIAL SERVICES FUND..........        1.20%        Series II          $ 93.61           --

INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.00%        Series II          $111.53           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $109.61           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.25%        Series II          $111.34           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $109.52           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.50%        Series II          $111.15           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $109.44           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.70%        Series II          $110.99           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.80%        Series II          $110.92           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $109.37           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.90%        Series II          $110.84           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        0.95%        Series II          $109.35            4
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.00%        Series II          $110.76           --
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.10%        Series II          $110.68            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $109.26            1
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.20%        Series II          $110.61           10
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.25%        Series II          $109.25            2
INVESCO V.I. GLOBAL REAL ESTATE FUND..........        1.34%        Series II          $109.21           15

INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.00%        Series II          $110.41           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.25%        Series II          $110.22           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.50%        Series II          $110.03           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.70%        Series II          $109.87           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.80%        Series II          $109.80           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        0.90%        Series II          $109.72           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.00%        Series II          $109.64           --
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.10%        Series II          $109.57            1
INVESCO V.I. INTERNATIONAL GROWTH FUND........        1.20%        Series II          $109.49           11

INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.00%        Series II          $105.14           --
INVESCO V.I. MID CAP CORE EQUITY FUND.........        0.25%        Series II          $104.96           --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                    UNITS
                                                  CONTRACT                                       OUTSTANDING
                                                  CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   ---------------   ------------   ------------
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.25%        Series II        $115.07           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $104.77           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.50%        Series II        $114.97           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $104.63           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.70%        Series II        $114.89           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.80%        Series II        $104.55           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $104.48           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.90%        Series II        $114.82           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        0.95%        Series II        $114.80            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.00%        Series II        $104.41           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.10%        Series II        $104.33           --
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $104.26            4
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.20%        Series II        $114.70            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.25%        Series II        $114.69            1
INVESCO V.I. MID CAP CORE EQUITY FUND........        1.34%        Series II        $114.65            9

INVESCO V.I. SMALL CAP EQUITY FUND...........        0.00%        Series II        $109.49           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $109.30           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.25%        Series II        $124.76           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $109.11           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.50%        Series II        $124.66           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $108.96           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.70%        Series II        $124.58           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.80%        Series II        $108.88           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $108.80           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.90%        Series II        $124.50           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        0.95%        Series II        $124.48            1
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.00%        Series II        $108.73           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.10%        Series II        $108.65           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $108.58            2
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.20%        Series II        $124.37           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.25%        Series II        $124.35           --
INVESCO V.I. SMALL CAP EQUITY FUND...........        1.34%        Series II        $124.31            2

IVY FUNDS VIP ENERGY.........................        0.00%      Common Shares      $114.48           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $114.28           --
IVY FUNDS VIP ENERGY.........................        0.25%      Common Shares      $129.01           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $114.08           --
IVY FUNDS VIP ENERGY.........................        0.50%      Common Shares      $128.90           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $113.92           --
IVY FUNDS VIP ENERGY.........................        0.70%      Common Shares      $128.82           --
IVY FUNDS VIP ENERGY.........................        0.80%      Common Shares      $113.84           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $113.76           --
IVY FUNDS VIP ENERGY.........................        0.90%      Common Shares      $128.73           --
IVY FUNDS VIP ENERGY.........................        0.95%      Common Shares      $128.71            3
IVY FUNDS VIP ENERGY.........................        1.00%      Common Shares      $113.68           --
IVY FUNDS VIP ENERGY.........................        1.10%      Common Shares      $113.60           --
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $113.52           10
IVY FUNDS VIP ENERGY.........................        1.20%      Common Shares      $128.61            2
IVY FUNDS VIP ENERGY.........................        1.25%      Common Shares      $128.58            1
IVY FUNDS VIP ENERGY.........................        1.34%      Common Shares      $128.55           13

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                                   UNITS
                                                                CONTRACT                                        OUTSTANDING
                                                                CHARGES**      SHARE CLASS*      UNIT VALUE       (000'S)
                                                              ------------   ----------------   ------------   ------------
IVY FUNDS VIP HIGH INCOME..................................        0.00%       Common Shares      $106.69           --
IVY FUNDS VIP HIGH INCOME..................................        0.25%       Common Shares      $106.61           --
IVY FUNDS VIP HIGH INCOME..................................        0.50%       Common Shares      $106.52           --
IVY FUNDS VIP HIGH INCOME..................................        0.70%       Common Shares      $106.45           --
IVY FUNDS VIP HIGH INCOME..................................        0.80%       Common Shares      $106.41           --
IVY FUNDS VIP HIGH INCOME..................................        0.90%       Common Shares      $106.38           --
IVY FUNDS VIP HIGH INCOME..................................        0.95%       Common Shares      $106.36            7
IVY FUNDS VIP HIGH INCOME..................................        1.00%       Common Shares      $106.34           --
IVY FUNDS VIP HIGH INCOME..................................        1.10%       Common Shares      $106.31            2
IVY FUNDS VIP HIGH INCOME..................................        1.20%       Common Shares      $106.27           10
IVY FUNDS VIP HIGH INCOME..................................        1.25%       Common Shares      $106.25            8
IVY FUNDS VIP HIGH INCOME..................................        1.34%       Common Shares      $106.22           26

IVY FUNDS VIP SMALL CAP GROWTH.............................        0.00%       Common Shares      $113.53           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.25%       Common Shares      $113.33           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.50%       Common Shares      $113.13           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.70%       Common Shares      $112.98           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.80%       Common Shares      $112.90           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        0.90%       Common Shares      $112.82           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.00%       Common Shares      $112.74           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.10%       Common Shares      $112.66           --
IVY FUNDS VIP SMALL CAP GROWTH.............................        1.20%       Common Shares      $112.58            2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.00%      Service Shares      $113.90           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.25%      Service Shares      $113.81           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.50%      Service Shares      $113.71           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.70%      Service Shares      $113.64           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.80%      Service Shares      $113.60           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.90%      Service Shares      $113.56            2
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        0.95%      Service Shares      $113.55           14
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.00%      Service Shares      $113.53           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.10%      Service Shares      $113.49            3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.20%      Service Shares      $113.45           29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.25%      Service Shares      $113.43            8
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........        1.34%      Service Shares      $113.40           88

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.00%       Service Class      $106.86           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $106.67           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.25%       Service Class      $111.56           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $106.49           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.50%       Service Class      $111.47           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $106.34           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.70%       Service Class      $111.39           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.80%       Service Class      $106.26           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $106.19           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.90%       Service Class      $111.32            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        0.95%       Service Class      $111.30            6
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.00%       Service Class      $106.11           --
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.10%       Service Class      $106.04            2
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $105.97           15
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.20%       Service Class      $111.21            1
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................        1.25%       Service Class      $111.19            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                               ------------   ---------------   ------------   ------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO........        1.34%      Service Class      $111.16           28

MFS(R) INVESTORS GROWTH STOCK SERIES........        0.00%      Service Class      $119.42           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.25%      Service Class      $119.32           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.50%      Service Class      $119.23           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.70%      Service Class      $119.15           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.80%      Service Class      $119.11           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.90%      Service Class      $119.07           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        0.95%      Service Class      $119.05           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.00%      Service Class      $119.03           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.10%      Service Class      $118.99           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.20%      Service Class      $118.95            1
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.25%      Service Class      $118.93           --
MFS(R) INVESTORS GROWTH STOCK SERIES........        1.34%      Service Class      $118.90            2

MFS(R) INVESTORS TRUST SERIES...............        0.00%      Service Class      $102.73           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $102.55           --
MFS(R) INVESTORS TRUST SERIES...............        0.25%      Service Class      $115.29           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $102.37           --
MFS(R) INVESTORS TRUST SERIES...............        0.50%      Service Class      $115.19           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $102.23           --
MFS(R) INVESTORS TRUST SERIES...............        0.70%      Service Class      $115.12           --
MFS(R) INVESTORS TRUST SERIES...............        0.80%      Service Class      $102.16           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $102.09           --
MFS(R) INVESTORS TRUST SERIES...............        0.90%      Service Class      $115.04           --
MFS(R) INVESTORS TRUST SERIES...............        0.95%      Service Class      $115.02            1
MFS(R) INVESTORS TRUST SERIES...............        1.00%      Service Class      $102.02           --
MFS(R) INVESTORS TRUST SERIES...............        1.10%      Service Class      $101.94           --
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $101.87            8
MFS(R) INVESTORS TRUST SERIES...............        1.20%      Service Class      $114.93           --
MFS(R) INVESTORS TRUST SERIES...............        1.25%      Service Class      $114.91            1
MFS(R) INVESTORS TRUST SERIES...............        1.34%      Service Class      $114.87            6

MFS(R) TECHNOLOGY PORTFOLIO.................        0.00%      Service Class      $119.57           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.25%      Service Class      $119.47           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.50%      Service Class      $119.37           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.70%      Service Class      $119.29            1
MFS(R) TECHNOLOGY PORTFOLIO.................        0.80%      Service Class      $119.25           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.90%      Service Class      $119.21           --
MFS(R) TECHNOLOGY PORTFOLIO.................        0.95%      Service Class      $119.20            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.00%      Service Class      $119.18           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.10%      Service Class      $119.14           --
MFS(R) TECHNOLOGY PORTFOLIO.................        1.20%      Service Class      $119.10            4
MFS(R) TECHNOLOGY PORTFOLIO.................        1.25%      Service Class      $119.08            1
MFS(R) TECHNOLOGY PORTFOLIO.................        1.34%      Service Class      $119.04            9

MFS(R) UTILITIES SERIES.....................        0.00%      Service Class      $111.28           --
MFS(R) UTILITIES SERIES.....................        0.25%      Service Class      $111.19           --
MFS(R) UTILITIES SERIES.....................        0.50%      Service Class      $111.10           --
MFS(R) UTILITIES SERIES.....................        0.70%      Service Class      $111.03           --
MFS(R) UTILITIES SERIES.....................        0.80%      Service Class      $110.99           --
MFS(R) UTILITIES SERIES.....................        0.90%      Service Class      $110.95           --
MFS(R) UTILITIES SERIES.....................        0.95%      Service Class      $110.94            2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                              CONTRACT                                       OUTSTANDING
                                              CHARGES**      SHARE CLASS*     UNIT VALUE       (000'S)
                                            ------------   ---------------   ------------   ------------
MFS(R) UTILITIES SERIES..................        1.00%      Service Class      $110.92             --
MFS(R) UTILITIES SERIES..................        1.10%      Service Class      $110.88             --
MFS(R) UTILITIES SERIES..................        1.20%      Service Class      $110.84              5
MFS(R) UTILITIES SERIES..................        1.25%      Service Class      $110.83              1
MFS(R) UTILITIES SERIES..................        1.34%      Service Class      $110.79             11

MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            A            $169.83             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            A            $ 99.90             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            A            $ 81.90             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            A            $100.86             50
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            A            $114.80             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            A            $ 88.22             23
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $130.02            811
MULTIMANAGER AGGRESSIVE EQUITY...........        1.35%            A            $136.89             39
MULTIMANAGER AGGRESSIVE EQUITY...........        1.45%            A            $ 71.74              5
MULTIMANAGER AGGRESSIVE EQUITY...........        1.75%            A            $ 75.22          6,357
MULTIMANAGER AGGRESSIVE EQUITY...........        0.25%            B            $ 77.02             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.50%            B            $ 75.07             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.70%            B            $ 80.69             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.80%            B            $178.82             --
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 62.06             19
MULTIMANAGER AGGRESSIVE EQUITY...........        0.90%            B            $ 74.76              5
MULTIMANAGER AGGRESSIVE EQUITY...........        0.95%            B            $ 78.41            110
MULTIMANAGER AGGRESSIVE EQUITY...........        1.00%            B            $147.70             --
MULTIMANAGER AGGRESSIVE EQUITY...........        1.10%            B            $ 77.08              9
MULTIMANAGER AGGRESSIVE EQUITY...........        1.20%            B            $ 71.76            203
MULTIMANAGER AGGRESSIVE EQUITY...........        1.25%            B            $ 82.56             16
MULTIMANAGER AGGRESSIVE EQUITY...........        1.30%            B            $ 95.64              5

MULTIMANAGER CORE BOND...................        0.25%            B            $150.75             --
MULTIMANAGER CORE BOND...................        0.50%            B            $147.39             --
MULTIMANAGER CORE BOND...................        0.70%            B            $126.83             --
MULTIMANAGER CORE BOND...................        0.70%            B            $144.74              1
MULTIMANAGER CORE BOND...................        0.80%            B            $114.18             --
MULTIMANAGER CORE BOND...................        0.90%            B            $125.32             --
MULTIMANAGER CORE BOND...................        0.90%            B            $142.14             10
MULTIMANAGER CORE BOND...................        0.95%            B            $141.49            111
MULTIMANAGER CORE BOND...................        1.00%            B            $140.85             --
MULTIMANAGER CORE BOND...................        1.10%            B            $139.58             20
MULTIMANAGER CORE BOND...................        1.20%            B            $123.07             --
MULTIMANAGER CORE BOND...................        1.20%            B            $138.31            127
MULTIMANAGER CORE BOND...................        1.25%            B            $120.66             63
MULTIMANAGER CORE BOND...................        1.30%            B            $119.52              4
MULTIMANAGER CORE BOND...................        1.34%            B            $136.56            480
MULTIMANAGER CORE BOND...................        1.35%            B            $136.43              2
MULTIMANAGER CORE BOND...................        1.45%            B            $135.19             --

MULTIMANAGER INTERNATIONAL EQUITY........        0.25%            B            $146.14             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.50%            B            $142.88             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $117.42             --
MULTIMANAGER INTERNATIONAL EQUITY........        0.70%            B            $140.31              1
MULTIMANAGER INTERNATIONAL EQUITY........        0.80%            B            $170.61             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                UNITS
                                               CONTRACT                                      OUTSTANDING
                                               CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                             ------------   --------------   ------------   ------------
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $116.01            --
MULTIMANAGER INTERNATIONAL EQUITY.........        0.90%            B           $137.79            12
MULTIMANAGER INTERNATIONAL EQUITY.........        0.95%            B           $137.17            54
MULTIMANAGER INTERNATIONAL EQUITY.........        1.00%            B           $136.55            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.10%            B           $135.31             4
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $108.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.20%            B           $134.08            63
MULTIMANAGER INTERNATIONAL EQUITY.........        1.25%            B           $ 71.30             8
MULTIMANAGER INTERNATIONAL EQUITY.........        1.30%            B           $ 82.90             3
MULTIMANAGER INTERNATIONAL EQUITY.........        1.34%            B           $132.38           393
MULTIMANAGER INTERNATIONAL EQUITY.........        1.35%            B           $132.26            --
MULTIMANAGER INTERNATIONAL EQUITY.........        1.45%            B           $131.06            --
MULTIMANAGER INTERNATIONAL EQUITY.........        2.75%            B           $153.10            14

MULTIMANAGER LARGE CAP CORE EQUITY........        0.25%            B           $121.07            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.50%            B           $118.37            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $111.38            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.70%            B           $116.24            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.80%            B           $169.44            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $110.05            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        0.90%            B           $114.16             2
MULTIMANAGER LARGE CAP CORE EQUITY........        0.95%            B           $113.64            10
MULTIMANAGER LARGE CAP CORE EQUITY........        1.00%            B           $113.13            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.10%            B           $112.10             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $108.08            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.20%            B           $111.08            19
MULTIMANAGER LARGE CAP CORE EQUITY........        1.25%            B           $ 82.17             2
MULTIMANAGER LARGE CAP CORE EQUITY........        1.30%            B           $ 91.70             1
MULTIMANAGER LARGE CAP CORE EQUITY........        1.34%            B           $109.67           102
MULTIMANAGER LARGE CAP CORE EQUITY........        1.35%            B           $109.57            --
MULTIMANAGER LARGE CAP CORE EQUITY........        1.45%            B           $108.58            --

MULTIMANAGER LARGE CAP VALUE..............        0.25%            B           $135.39            --
MULTIMANAGER LARGE CAP VALUE..............        0.50%            B           $132.37            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $111.87            --
MULTIMANAGER LARGE CAP VALUE..............        0.70%            B           $129.99             3
MULTIMANAGER LARGE CAP VALUE..............        0.80%            B           $168.65            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $110.53            --
MULTIMANAGER LARGE CAP VALUE..............        0.90%            B           $127.65             4
MULTIMANAGER LARGE CAP VALUE..............        0.95%            B           $127.07            61
MULTIMANAGER LARGE CAP VALUE..............        1.00%            B           $126.50            --
MULTIMANAGER LARGE CAP VALUE..............        1.10%            B           $125.35             5
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $108.55            --
MULTIMANAGER LARGE CAP VALUE..............        1.20%            B           $124.21            69
MULTIMANAGER LARGE CAP VALUE..............        1.25%            B           $ 79.05            10
MULTIMANAGER LARGE CAP VALUE..............        1.30%            B           $ 88.96             2
MULTIMANAGER LARGE CAP VALUE..............        1.34%            B           $122.64           314
MULTIMANAGER LARGE CAP VALUE..............        1.35%            B           $122.53            --
MULTIMANAGER LARGE CAP VALUE..............        1.45%            B           $121.41            --

MULTIMANAGER MID CAP GROWTH...............        0.25%            B           $129.90            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MID CAP GROWTH...........        0.50%            B           $127.00            --
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $124.72             1
MULTIMANAGER MID CAP GROWTH...........        0.70%            B           $135.07            --
MULTIMANAGER MID CAP GROWTH...........        0.80%            B           $200.33            --
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $122.48             6
MULTIMANAGER MID CAP GROWTH...........        0.90%            B           $133.45            --
MULTIMANAGER MID CAP GROWTH...........        0.95%            B           $121.92            51
MULTIMANAGER MID CAP GROWTH...........        1.00%            B           $121.37            --
MULTIMANAGER MID CAP GROWTH...........        1.10%            B           $120.27             4
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $119.18            79
MULTIMANAGER MID CAP GROWTH...........        1.20%            B           $124.30            --
MULTIMANAGER MID CAP GROWTH...........        1.25%            B           $ 95.92             9
MULTIMANAGER MID CAP GROWTH...........        1.30%            B           $111.36             1
MULTIMANAGER MID CAP GROWTH...........        1.34%            B           $117.67           481
MULTIMANAGER MID CAP GROWTH...........        1.35%            B           $117.56             2
MULTIMANAGER MID CAP GROWTH...........        1.45%            B           $116.49            --
MULTIMANAGER MID CAP GROWTH...........        2.75%            B           $176.28             8

MULTIMANAGER MID CAP VALUE............        0.25%            B           $168.37            --
MULTIMANAGER MID CAP VALUE............        0.50%            B           $164.62            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $141.24            --
MULTIMANAGER MID CAP VALUE............        0.70%            B           $161.66             1
MULTIMANAGER MID CAP VALUE............        0.80%            B           $210.72            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $139.55            --
MULTIMANAGER MID CAP VALUE............        0.90%            B           $158.75             7
MULTIMANAGER MID CAP VALUE............        0.95%            B           $158.03            46
MULTIMANAGER MID CAP VALUE............        1.00%            B           $157.32            --
MULTIMANAGER MID CAP VALUE............        1.10%            B           $155.89             6
MULTIMANAGER MID CAP VALUE............        1.20%            B           $129.98            --
MULTIMANAGER MID CAP VALUE............        1.20%            B           $154.48            62
MULTIMANAGER MID CAP VALUE............        1.25%            B           $ 98.25            14
MULTIMANAGER MID CAP VALUE............        1.30%            B           $112.95             2
MULTIMANAGER MID CAP VALUE............        1.34%            B           $152.52           344
MULTIMANAGER MID CAP VALUE............        1.35%            B           $152.38            --
MULTIMANAGER MID CAP VALUE............        1.45%            B           $150.99            --
MULTIMANAGER MID CAP VALUE............        2.75%            B           $194.62             5

MULTIMANAGER MULTI-SECTOR BOND........        0.25%            A           $120.93            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            A           $ 93.72            --
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            A           $108.92             1
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            A           $141.96             8
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            A           $153.21            --
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            A           $118.98             6
MULTIMANAGER MULTI-SECTOR BOND........        1.34%            A           $157.53           564
MULTIMANAGER MULTI-SECTOR BOND........        1.35%            A           $167.91             6
MULTIMANAGER MULTI-SECTOR BOND........        1.45%            A           $ 92.17             1
MULTIMANAGER MULTI-SECTOR BOND........        0.25%            B           $124.89            --
MULTIMANAGER MULTI-SECTOR BOND........        0.50%            B           $121.72             1
MULTIMANAGER MULTI-SECTOR BOND........        0.70%            B           $114.04            --
MULTIMANAGER MULTI-SECTOR BOND........        0.80%            B           $117.73            --
MULTIMANAGER MULTI-SECTOR BOND........        0.90%            B           $ 96.10             5
MULTIMANAGER MULTI-SECTOR BOND........        0.95%            B           $110.82           105

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                         ------------   --------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........        1.00%            B           $129.59            --
MULTIMANAGER MULTI-SECTOR BOND........        1.10%            B           $108.93            10
MULTIMANAGER MULTI-SECTOR BOND........        1.20%            B           $ 92.20           144
MULTIMANAGER MULTI-SECTOR BOND........        1.25%            B           $ 86.05            33
MULTIMANAGER MULTI-SECTOR BOND........        1.30%            B           $ 89.73             7

MULTIMANAGER SMALL CAP GROWTH.........        0.00%            B           $140.33            --
MULTIMANAGER SMALL CAP GROWTH.........        0.25%            B           $138.16            --
MULTIMANAGER SMALL CAP GROWTH.........        0.50%            B           $136.02            --
MULTIMANAGER SMALL CAP GROWTH.........        0.70%            B           $134.32             1
MULTIMANAGER SMALL CAP GROWTH.........        0.80%            B           $203.65            --
MULTIMANAGER SMALL CAP GROWTH.........        0.90%            B           $132.65             4
MULTIMANAGER SMALL CAP GROWTH.........        0.95%            B           $132.24            29
MULTIMANAGER SMALL CAP GROWTH.........        1.00%            B           $131.82            --
MULTIMANAGER SMALL CAP GROWTH.........        1.10%            B           $130.99             3
MULTIMANAGER SMALL CAP GROWTH.........        1.20%            B           $130.17            42
MULTIMANAGER SMALL CAP GROWTH.........        1.25%            B           $ 88.39             5
MULTIMANAGER SMALL CAP GROWTH.........        1.30%            B           $101.27             2
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $128.42            14
MULTIMANAGER SMALL CAP GROWTH.........        1.34%            B           $129.03           309
MULTIMANAGER SMALL CAP GROWTH.........        1.35%            B           $128.95             1
MULTIMANAGER SMALL CAP GROWTH.........        1.45%            B           $128.13            --

MULTIMANAGER SMALL CAP VALUE..........        0.25%            B           $184.88            --
MULTIMANAGER SMALL CAP VALUE..........        0.50%            B           $180.17             1
MULTIMANAGER SMALL CAP VALUE..........        0.70%            B           $187.20             1
MULTIMANAGER SMALL CAP VALUE..........        0.80%            B           $207.78            --
MULTIMANAGER SMALL CAP VALUE..........        0.90%            B           $182.96            13
MULTIMANAGER SMALL CAP VALUE..........        0.95%            B           $143.55            51
MULTIMANAGER SMALL CAP VALUE..........        1.00%            B           $180.88            --
MULTIMANAGER SMALL CAP VALUE..........        1.10%            B           $178.81             1
MULTIMANAGER SMALL CAP VALUE..........        1.20%            B           $176.76            70
MULTIMANAGER SMALL CAP VALUE..........        1.25%            B           $ 79.85             3
MULTIMANAGER SMALL CAP VALUE..........        1.30%            B           $ 87.23            --
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $172.75            19
MULTIMANAGER SMALL CAP VALUE..........        1.34%            B           $173.94           622
MULTIMANAGER SMALL CAP VALUE..........        1.35%            B           $173.74             2
MULTIMANAGER SMALL CAP VALUE..........        1.45%            B           $134.66            --

MULTIMANAGER TECHNOLOGY...............        0.25%            B           $129.39            --
MULTIMANAGER TECHNOLOGY...............        0.50%            B           $126.51             1
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $124.23             3
MULTIMANAGER TECHNOLOGY...............        0.70%            B           $140.96            --
MULTIMANAGER TECHNOLOGY...............        0.80%            B           $190.93            --
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $122.00            10
MULTIMANAGER TECHNOLOGY...............        0.90%            B           $139.28            --
MULTIMANAGER TECHNOLOGY...............        0.95%            B           $121.45            56
MULTIMANAGER TECHNOLOGY...............        1.00%            B           $120.90            --
MULTIMANAGER TECHNOLOGY...............        1.10%            B           $119.80             9
MULTIMANAGER TECHNOLOGY...............        1.20%            B           $118.71           140
MULTIMANAGER TECHNOLOGY...............        1.25%            B           $ 98.66            17
MULTIMANAGER TECHNOLOGY...............        1.30%            B           $115.96             3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                           UNITS
                                                          CONTRACT                                      OUTSTANDING
                                                          CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                        ------------   --------------   ------------   ------------
MULTIMANAGER TECHNOLOGY..............................        1.34%            B           $117.21           829
MULTIMANAGER TECHNOLOGY..............................        1.35%            B           $117.10             2
MULTIMANAGER TECHNOLOGY..............................        1.45%            B           $116.04             1
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $129.23            --
MULTIMANAGER TECHNOLOGY..............................        2.75%            B           $182.16             4

OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.00%            B           $107.31            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.25%            B           $107.12            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.50%            B           $106.93            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.70%            B           $106.78            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.80%            B           $106.71            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        0.90%            B           $106.64            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.00%            B           $106.56            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.10%            B           $106.49            --
OPPENHEIMER MAIN STREET FUND(R)/VA...................        1.20%            B           $106.41            --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.00%            B           $124.21            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.25%            B           $123.99            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.50%            B           $123.78            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.70%            B           $123.60            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.80%            B           $123.52            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        0.90%            B           $123.43            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.00%            B           $123.35            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.10%            B           $123.26            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...................................        1.20%            B           $123.17             4

TARGET 2015 ALLOCATION...............................        0.00%            B           $108.03            --
TARGET 2015 ALLOCATION...............................        0.25%            B           $106.87            --
TARGET 2015 ALLOCATION...............................        0.50%            B           $105.72            --
TARGET 2015 ALLOCATION...............................        0.70%            B           $104.80             1
TARGET 2015 ALLOCATION...............................        0.80%            B           $149.56            --
TARGET 2015 ALLOCATION...............................        0.90%            B           $103.90            14
TARGET 2015 ALLOCATION...............................        0.95%            B           $103.67             4
TARGET 2015 ALLOCATION...............................        1.00%            B           $103.45            --
TARGET 2015 ALLOCATION...............................        1.10%            B           $103.00             3
TARGET 2015 ALLOCATION...............................        1.20%            B           $102.55            18
TARGET 2015 ALLOCATION...............................        1.25%            B           $ 88.66             8
TARGET 2015 ALLOCATION...............................        1.30%            B           $ 97.45            --
TARGET 2015 ALLOCATION...............................        1.34%            B           $101.92           154
TARGET 2015 ALLOCATION...............................        1.35%            B           $101.88            --
TARGET 2015 ALLOCATION...............................        1.45%            B           $101.43            --

TARGET 2025 ALLOCATION...............................        0.00%            B           $105.59            --
TARGET 2025 ALLOCATION...............................        0.25%            B           $104.45            --
TARGET 2025 ALLOCATION...............................        0.50%            B           $103.33            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TARGET 2025 ALLOCATION.......................        0.70%            B           $102.43             3
TARGET 2025 ALLOCATION.......................        0.80%            B           $158.93            --
TARGET 2025 ALLOCATION.......................        0.90%            B           $101.54            15
TARGET 2025 ALLOCATION.......................        0.95%            B           $101.32             8
TARGET 2025 ALLOCATION.......................        1.00%            B           $101.10            --
TARGET 2025 ALLOCATION.......................        1.10%            B           $100.66            11
TARGET 2025 ALLOCATION.......................        1.20%            B           $100.22            39
TARGET 2025 ALLOCATION.......................        1.25%            B           $ 85.24             5
TARGET 2025 ALLOCATION.......................        1.30%            B           $ 94.82            --
TARGET 2025 ALLOCATION.......................        1.34%            B           $ 99.61           190
TARGET 2025 ALLOCATION.......................        1.35%            B           $ 99.57             1
TARGET 2025 ALLOCATION.......................        1.45%            B           $ 99.13            --

TARGET 2035 ALLOCATION.......................        0.00%            B           $104.18            --
TARGET 2035 ALLOCATION.......................        0.25%            B           $103.07            --
TARGET 2035 ALLOCATION.......................        0.50%            B           $101.96            --
TARGET 2035 ALLOCATION.......................        0.70%            B           $101.07             1
TARGET 2035 ALLOCATION.......................        0.80%            B           $166.25            --
TARGET 2035 ALLOCATION.......................        0.90%            B           $100.20            11
TARGET 2035 ALLOCATION.......................        0.95%            B           $ 99.98             7
TARGET 2035 ALLOCATION.......................        1.00%            B           $ 99.76            --
TARGET 2035 ALLOCATION.......................        1.10%            B           $ 99.33            10
TARGET 2035 ALLOCATION.......................        1.20%            B           $ 98.89            32
TARGET 2035 ALLOCATION.......................        1.25%            B           $ 82.80             6
TARGET 2035 ALLOCATION.......................        1.30%            B           $ 93.12            --
TARGET 2035 ALLOCATION.......................        1.34%            B           $ 98.29           152
TARGET 2035 ALLOCATION.......................        1.35%            B           $ 98.25            --
TARGET 2035 ALLOCATION.......................        1.45%            B           $ 97.82            --

TARGET 2045 ALLOCATION.......................        0.00%            B           $101.99            --
TARGET 2045 ALLOCATION.......................        0.25%            B           $100.89            --
TARGET 2045 ALLOCATION.......................        0.50%            B           $ 99.81            --
TARGET 2045 ALLOCATION.......................        0.70%            B           $ 98.94            --
TARGET 2045 ALLOCATION.......................        0.80%            B           $173.33            --
TARGET 2045 ALLOCATION.......................        0.90%            B           $ 98.09             7
TARGET 2045 ALLOCATION.......................        0.95%            B           $ 97.87             5
TARGET 2045 ALLOCATION.......................        1.00%            B           $ 97.66            --
TARGET 2045 ALLOCATION.......................        1.10%            B           $ 97.24             7
TARGET 2045 ALLOCATION.......................        1.20%            B           $ 96.81            19
TARGET 2045 ALLOCATION.......................        1.25%            B           $ 79.76             1
TARGET 2045 ALLOCATION.......................        1.30%            B           $ 90.72            --
TARGET 2045 ALLOCATION.......................        1.34%            B           $ 96.22           108
TARGET 2045 ALLOCATION.......................        1.35%            B           $ 96.18            --
TARGET 2045 ALLOCATION.......................        1.45%            B           $ 95.76            --

TEMPLETON GLOBAL BOND SECURITIES FUND........        0.00%            B           $105.16            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.25%            B           $104.98            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.50%            B           $104.80            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.70%            B           $104.65            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.80%            B           $104.58            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        0.90%            B           $104.51            --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.00%            B           $104.43            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010

                                                                                                   UNITS
                                                  CONTRACT                                      OUTSTANDING
                                                  CHARGES**     SHARE CLASS*     UNIT VALUE       (000'S)
                                                ------------   --------------   ------------   ------------
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.10%            B           $104.36           --
TEMPLETON GLOBAL BOND SECURITIES FUND........        1.20%            B           $104.29           19

----------
The accompanying notes are an integral part of these financial statements.

* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

** Contract charges reflect annual mortality and risk expenses related to the Variable Investment Options.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       ALL ASSET        AMERICAN CENTURY VP       AXA AGGRESSIVE
                                                      ALLOCATION*          MID CAP VALUE+           ALLOCATION*
                                                     -------------     ---------------------     ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $149,746             $  4,513              $  5,121,990
 Expenses:
  Less: Asset-based charges.........................      67,232                1,541                 3,823,396
  Less: Reduction for expense limitation............          --                   --                        --
                                                        --------             --------              ------------
  Net Expenses......................................      67,232                1,541                 3,823,396
                                                        --------             --------              ------------
NET INVESTMENT INCOME (LOSS)........................      82,514                2,972                 1,298,594
                                                        --------             --------              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      56,715               (1,002)              (31,085,468)
  Realized gain distribution from The Trusts........     255,875                   --                 7,615,069
                                                        --------             --------              ------------
 Net realized gain (loss)...........................     312,590               (1,002)              (23,470,399)
                                                        --------             --------              ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     556,472               41,650                58,710,032
                                                        --------             --------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     869,062               40,648                35,239,633
                                                        --------             --------              ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $951,576             $ 43,620              $ 36,538,227
                                                        ========             ========              ============

                                                       AXA BALANCED       AXA CONSERVATIVE       AXA CONSERVATIVE
                                                         STRATEGY*           ALLOCATION*         GROWTH STRATEGY*
                                                      --------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  239,701           $ 2,175,799             $ 41,161
 Expenses:
  Less: Asset-based charges.........................       161,583             1,128,086               31,175
  Less: Reduction for expense limitation............            --                    --                   --
                                                        ----------           -----------             --------
  Net Expenses......................................       161,583             1,128,086               31,175
                                                        ----------           -----------             --------
NET INVESTMENT INCOME (LOSS)........................        78,118             1,047,713                9,986
                                                        ----------           -----------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        62,048            (1,275,538)              16,029
  Realized gain distribution from The Trusts........        96,805             4,283,769               17,042
                                                        ----------           -----------             --------
 Net realized gain (loss)...........................       158,853             3,008,231               33,071
                                                        ----------           -----------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     1,021,645             1,110,527              151,772
                                                        ----------           -----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,180,498             4,118,758              184,843
                                                        ----------           -----------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $1,258,616           $ 5,166,471             $194,829
                                                        ==========           ===========             ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      AXA CONSERVATIVE      AXA CONSERVATIVE-PLUS       AXA GROWTH
                                                         STRATEGY*               ALLOCATION*             STRATEGY*
                                                     -----------------     -----------------------     ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $17,427               $  2,875,413             $ 20,164
 Expenses:
  Less: Asset-based charges.........................        9,549                  1,697,046               15,071
  Less: Reduction for expense limitation............           --                         --                   --
                                                          -------               ------------             --------
  Net Expenses......................................        9,549                  1,697,046               15,071
                                                          -------               ------------             --------
NET INVESTMENT INCOME (LOSS)........................        7,878                  1,178,367                5,093
                                                          -------               ------------             --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        1,823                 (6,026,272)               5,026
  Realized gain distribution from The Trusts........        5,430                  4,322,159                8,915
                                                          -------               ------------             --------
 Net realized gain (loss)...........................        7,253                 (1,704,113)              13,941
                                                          -------               ------------             --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       24,661                 10,793,897               86,473
                                                          -------               ------------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       31,914                  9,089,784              100,414
                                                          -------               ------------             --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $39,792               $ 10,268,151             $105,507
                                                          =======               ============             ========

                                                        AXA MODERATE          AXA MODERATE-PLUS         AXA TACTICAL
                                                         ALLOCATION*             ALLOCATION*           MANAGER 2000*+
                                                       -------------         ------------------        -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  36,587,760             $ 13,233,230             $   105
 Expenses:
  Less: Asset-based charges.........................      21,677,691                9,261,924               1,075
  Less: Reduction for expense limitation............      (4,850,504)                      --                  --
                                                       -------------             ------------             -------
  Net Expenses......................................      16,827,187                9,261,924               1,075
                                                       -------------             ------------             -------
NET INVESTMENT INCOME (LOSS)........................      19,760,573                3,971,306                (970)
                                                       -------------             ------------             -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (25,023,291)             (54,111,488)              6,819
  Realized gain distribution from The Trusts........      37,526,630               20,834,987              10,270
                                                       -------------             ------------             -------
 Net realized gain (loss)...........................      12,503,339              (33,276,501)             17,089
                                                       -------------             ------------             -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     102,080,469              103,286,611              28,751
                                                       -------------             ------------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     114,583,808               70,010,110              45,840
                                                       -------------             ------------             -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 134,344,381             $ 73,981,416             $44,870
                                                       =============             ============             =======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        AXA TACTICAL
                                                           AXA TACTICAL          AXA TACTICAL             MANAGER
                                                          MANAGER 400*+         MANAGER 500*+         INTERNATIONAL*+
                                                         ---------------       ---------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --               $ 2,573                $ 3,070
 Expenses:
  Less: Asset-based charges.........................           2,024                 3,045                  1,437
  Less: Reduction for expense limitation............              --                    --                     --
                                                            --------               -------                -------
  Net Expenses......................................           2,024                 3,045                  1,437
                                                            --------               -------                -------
NET INVESTMENT INCOME (LOSS)........................          (2,024)                 (472)                 1,633
                                                            --------               -------                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           7,147                 1,165                  7,490
  Realized gain distribution from The Trusts........          16,877                16,761                    401
                                                            --------               -------                -------
 Net realized gain (loss)...........................          24,024                17,926                  7,891
                                                            --------               -------                -------
 Change in unrealized appreciation
  (depreciation) of investments.....................          48,960                66,469                 22,006
                                                            --------               -------                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          72,984                84,395                 29,897
                                                            --------               -------                -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 70,960               $83,923                $31,530
                                                            ========               =======                =======

                                                      EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN      EQ/AXA FRANKLIN
                                                         INTERNATIONAL*        SMALL CAP GROWTH*    SMALL CAP VALUE CORE*
                                                      --------------------   --------------------   ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 11,972,994            $    126,481            $   23,969
 Expenses:
  Less: Asset-based charges.........................        6,362,304               3,574,955               163,756
  Less: Reduction for expense limitation............               --                      --                    --
                                                         ------------            ------------            ----------
  Net Expenses......................................        6,362,304               3,574,955               163,756
                                                         ------------            ------------            ----------
NET INVESTMENT INCOME (LOSS)........................        5,610,690              (3,448,474)             (139,787)
                                                         ------------            ------------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (37,800,030)             (3,388,695)            1,850,260
  Realized gain distribution from The Trusts........               --                      --                    --
                                                         ------------            ------------            ----------
 Net realized gain (loss)...........................      (37,800,030)             (3,388,695)            1,850,260
                                                         ------------            ------------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       50,509,990              84,838,262               831,376
                                                         ------------            ------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       12,709,960              81,449,567             2,681,636
                                                         ------------            ------------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 18,320,650            $ 78,001,093            $2,541,849
                                                         ============            ============            ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/BLACKROCK        EQ/BLACKROCK
                                                        BASIC VALUE        INTERNATIONAL     EQ/BOSTON ADVISORS
                                                          EQUITY*             VALUE*           EQUITY INCOME*
                                                      -------------       --------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,642,758        $  1,870,920          $ 1,240,262
 Expenses:
  Less: Asset-based charges.........................      4,532,237           3,152,141              658,373
  Less: Reduction for expense limitation............             --                  --                   --
                                                       ------------        ------------          -----------
  Net Expenses......................................      4,532,237           3,152,141              658,373
                                                       ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................        110,521          (1,281,221)             581,889
                                                       ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,589,250)        (27,741,994)          (5,215,382)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                       ------------        ------------          -----------
 Net realized gain (loss)...........................    (14,589,250)        (27,741,994)          (5,215,382)
                                                       ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     52,989,643          40,646,625           11,655,520
                                                       ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     38,400,393          12,904,631            6,440,138
                                                       ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 38,510,914        $ 11,623,410          $ 7,022,027
                                                       ============        ============          ===========

                                                        EQ/CALVERT
                                                         SOCIALLY            EQ/CAPITAL             EQ/CAPITAL
                                                       RESPONSIBLE*       GUARDIAN GROWTH*      GUARDIAN RESEARCH*
                                                      --------------     ------------------    -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    9,793         $    73,653            $  1,174,947
 Expenses:
  Less: Asset-based charges.........................       258,216             231,245               2,046,588
  Less: Reduction for expense limitation............            --                  --                      --
                                                        ----------         -----------            ------------
  Net Expenses......................................       258,216             231,245               2,046,588
                                                        ----------         -----------            ------------
NET INVESTMENT INCOME (LOSS)........................      (248,423)           (157,592)               (871,641)
                                                        ----------         -----------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (848,470)         (1,048,880)             (6,115,143)
  Realized gain distribution from The Trusts........            --                  --                      --
                                                        ----------         -----------            ------------
 Net realized gain (loss)...........................      (848,470)         (1,048,880)             (6,115,143)
                                                        ----------         -----------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     3,264,762           3,269,609              28,363,259
                                                        ----------         -----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     2,416,292           2,220,729              22,248,116
                                                        ----------         -----------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $2,167,869         $ 2,063,137            $ 21,376,475
                                                        ==========         ===========            ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/COMMON STOCK       EQ/CORE BOND            EQ/DAVIS
                                                          INDEX*               INDEX*          NEW YORK VENTURE*
                                                     ----------------      --------------     -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  30,870,404         $ 2,800,979           $  207,726
 Expenses:
  Less: Asset-based charges.........................     29,337,622           1,617,108              308,149
  Less: Reduction for expense limitation............       (176,318)                 --                   --
                                                      -------------         -----------           ----------
  Net Expenses......................................     29,161,304           1,617,108              308,149
                                                      -------------         -----------           ----------
NET INVESTMENT INCOME (LOSS)........................      1,709,100           1,183,871             (100,423)
                                                      -------------         -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (67,795,305)         (3,793,605)               2,000
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------         -----------           ----------
 Net realized gain (loss)...........................    (67,795,305)         (3,793,605)               2,000
                                                      -------------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    346,841,756           8,199,275            2,712,799
                                                      -------------         -----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    279,046,451           4,405,670            2,714,799
                                                      -------------         -----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 280,755,551         $ 5,589,541           $2,614,376
                                                      =============         ===========           ==========

                                                       EQ/EQUITY 500      EQ/EQUITY GROWTH       EQ/FRANKLIN
                                                          INDEX*                PLUS*           CORE BALANCED*
                                                       -------------      ----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,181,415         $  1,003,871         $ 2,335,683
 Expenses:
  Less: Asset-based charges.........................      9,695,660            4,469,239             989,973
  Less: Reduction for expense limitation............             --                   --                  --
                                                       ------------         ------------         -----------
  Net Expenses......................................      9,695,660            4,469,239             989,973
                                                       ------------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................      2,485,755           (3,465,368)          1,345,710
                                                       ------------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (15,039,948)         (17,152,389)         (6,048,422)
  Realized gain distribution from The Trusts........             --                   --                  --
                                                       ------------         ------------         -----------
 Net realized gain (loss)...........................    (15,039,948)         (17,152,389)         (6,048,422)
                                                       ------------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    105,857,109           66,107,196          11,966,210
                                                       ------------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     90,817,161           48,954,807           5,917,788
                                                       ------------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 93,302,916         $ 45,489,439         $ 7,263,498
                                                       ============         ============         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/FRANKLIN                                    EQ/GAMCO
                                                        TEMPLETON         EQ/GAMCO MERGERS &       SMALL COMPANY
                                                       ALLOCATION*           ACQUISITIONS*             VALUE*
                                                     ---------------     --------------------     ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $   921,958             $       --           $  1,004,189
 Expenses:
  Less: Asset-based charges.........................      562,735                198,696              3,333,388
  Less: Reduction for expense limitation............           --                     --                     --
                                                      -----------             ----------           ------------
  Net Expenses......................................      562,735                198,696              3,333,388
                                                      -----------             ----------           ------------
NET INVESTMENT INCOME (LOSS)........................      359,223               (198,696)            (2,329,199)
                                                      -----------             ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (2,929,095)               (63,617)             1,116,049
  Realized gain distribution from The Trusts........           --                453,305                     --
                                                      -----------             ----------           ------------
 Net realized gain (loss)...........................   (2,929,095)               389,688              1,116,049
                                                      -----------             ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    6,503,596              1,079,315             75,552,881
                                                      -----------             ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    3,574,501              1,469,003             76,668,930
                                                      -----------             ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 3,933,724             $1,270,307           $ 74,339,731
                                                      ===========             ==========           ============

                                                                                EQ/GLOBAL          EQ/INTERMEDIATE
                                                       EQ/GLOBAL BOND         MULTI-SECTOR            GOVERNMENT
                                                            PLUS*                EQUITY*             BOND INDEX*
                                                      ---------------        -------------         ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 2,008,839          $  4,709,022           $1,373,209
 Expenses:
  Less: Asset-based charges.........................         840,841             5,403,877            1,291,919
  Less: Reduction for expense limitation............              --                    --               (5,537)
                                                         -----------          ------------           ----------
  Net Expenses......................................         840,841             5,403,877            1,286,382
                                                         -----------          ------------           ----------
NET INVESTMENT INCOME (LOSS)........................       1,167,998              (694,855)              86,827
                                                         -----------          ------------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,741,127)          (65,208,856)             (89,707)
  Realized gain distribution from The Trusts........              --                    --                   --
                                                         -----------          ------------           ----------
 Net realized gain (loss)...........................      (1,741,127)          (65,208,856)             (89,707)
                                                         -----------          ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,661,433           107,057,501            3,186,039
                                                         -----------          ------------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,920,306            41,848,645            3,096,332
                                                         -----------          ------------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 3,088,304          $ 41,153,790           $3,183,159
                                                         ===========          ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/INTERNATIONAL    EQ/INTERNATIONAL    EQ/JPMORGAN VALUE
                                                         CORE PLUS*            GROWTH*          OPPORTUNITIES*
                                                      ----------------    ----------------    -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,474,229         $   505,365        $   601,281
 Expenses:
  Less: Asset-based charges.........................       1,674,826             655,141            592,469
  Less: Reduction for expense limitation............              --                  --                 --
                                                        ------------         -----------        -----------
  Net Expenses......................................       1,674,826             655,141            592,469
                                                        ------------         -----------        -----------
NET INVESTMENT INCOME (LOSS)........................         799,403            (149,776)             8,812
                                                        ------------         -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (16,506,522)         (1,872,504)        (5,901,870)
  Realized gain distribution from The Trusts........              --                  --                 --
                                                        ------------         -----------        -----------
 Net realized gain (loss)...........................     (16,506,522)         (1,872,504)        (5,901,870)
                                                        ------------         -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      26,869,302           9,318,680         10,734,949
                                                        ------------         -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      10,362,780           7,446,176          4,833,079
                                                        ------------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 11,162,183         $ 7,296,400        $ 4,841,891
                                                        ============         ===========        ===========

                                                         EQ/LARGE CAP        EQ/LARGE CAP      EQ/LARGE CAP
                                                          CORE PLUS*        GROWTH INDEX*      GROWTH PLUS*
                                                         ------------       -------------     -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   151,896         $ 1,100,626       $    839,808
 Expenses:
  Less: Asset-based charges.........................         187,086           1,488,831          2,967,691
  Less: Reduction for expense limitation............              --                  --                 --
                                                         -----------         -----------       ------------
  Net Expenses......................................         187,086           1,488,831          2,967,691
                                                         -----------         -----------       ------------
NET INVESTMENT INCOME (LOSS)........................         (35,190)           (388,205)        (2,127,883)
                                                         -----------         -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,511,752)           (287,544)         7,788,621
  Realized gain distribution from The Trusts........       1,149,698                  --                 --
                                                         -----------         -----------       ------------
 Net realized gain (loss)...........................        (362,054)           (287,544)         7,788,621
                                                         -----------         -----------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       2,210,061          16,262,601         22,078,180
                                                         -----------         -----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       1,848,007          15,975,057         29,866,801
                                                         -----------         -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 1,812,817         $15,586,852       $ 27,738,918
                                                         ===========         ===========       ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/LARGE CAP       EQ/LARGE CAP         EQ/LORD ABBETT
                                                       VALUE INDEX*        VALUE PLUS*       GROWTH AND INCOME*
                                                     ---------------    ----------------    --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   224,513         $ 10,670,771         $    82,933
 Expenses:
  Less: Asset-based charges.........................       190,858           10,305,285             211,955
  Less: Reduction for expense limitation............            --                   --                  --
                                                       -----------         ------------         -----------
  Net Expenses......................................       190,858           10,305,285             211,955
                                                       -----------         ------------         -----------
NET INVESTMENT INCOME (LOSS)........................        33,655              365,486            (129,022)
                                                       -----------         ------------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (3,674,980)         (98,752,917)         (1,164,326)
  Realized gain distribution from The Trusts........            --                   --                  --
                                                       -----------         ------------         -----------
 Net realized gain (loss)...........................    (3,674,980)         (98,752,917)         (1,164,326)
                                                       -----------         ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     5,516,930          183,972,373           3,817,547
                                                       -----------         ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     1,841,950           85,219,456           2,653,221
                                                       -----------         ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 1,875,605         $ 85,584,942         $ 2,524,199
                                                       ===========         ============         ===========

                                                        EQ/LORD ABBETT       EQ/MID CAP          EQ/MID CAP
                                                       LARGE CAP CORE*         INDEX*            VALUE PLUS*
                                                       ---------------      ------------        ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  136,133        $  2,212,931        $  4,566,936
 Expenses:
  Less: Asset-based charges.........................         395,928           3,770,243           5,936,030
  Less: Reduction for expense limitation............              --                  --                  --
                                                          ----------        ------------        ------------
  Net Expenses......................................         395,928           3,770,243           5,936,030
                                                          ----------        ------------        ------------
NET INVESTMENT INCOME (LOSS)........................        (259,795)         (1,557,312)         (1,369,094)
                                                          ----------        ------------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       1,316,134         (25,466,831)        (64,350,366)
  Realized gain distribution from The Trusts........              --                  --                  --
                                                          ----------        ------------        ------------
 Net realized gain (loss)...........................       1,316,134         (25,466,831)        (64,350,366)
                                                          ----------        ------------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,347,234          91,991,335         153,017,919
                                                          ----------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       4,663,368          66,524,504          88,667,553
                                                          ----------        ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $4,403,573        $ 64,967,192        $ 87,298,459
                                                          ==========        ============        ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        EQ/MONEY           EQ/MONTAG &         EQ/MORGAN STANLEY
                                                         MARKET*         CALDWELL GROWTH*       MID CAP GROWTH*
                                                     -------------      -----------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $     76,222          $  215,676           $    142,338
 Expenses:
  Less: Asset-based charges.........................     1,633,413             456,300              1,471,647
  Less: Reduction for expense limitation............            --                  --                     --
                                                      ------------          ----------           ------------
  Net Expenses......................................     1,633,413             456,300              1,471,647
                                                      ------------          ----------           ------------
NET INVESTMENT INCOME (LOSS)........................    (1,557,191)           (240,624)            (1,329,309)
                                                      ------------          ----------           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (27,675)           (221,111)             9,411,235
  Realized gain distribution from The Trusts........            --                  --                114,819
                                                      ------------          ----------           ------------
 Net realized gain (loss)...........................       (27,675)           (221,111)             9,526,054
                                                      ------------          ----------           ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        39,117           3,091,944             24,597,898
                                                      ------------          ----------           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        11,442           2,870,833             34,123,952
                                                      ------------          ----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ (1,545,749)         $2,630,209           $ 32,794,643
                                                      ============          ==========           ============

                                                          EQ/MUTUAL         EQ/OPPENHEIMER     EQ/PIMCO ULTRA
                                                      LARGE CAP EQUITY*         GLOBAL*          SHORT BOND*
                                                      -----------------     --------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $     542,077         $  186,356       $     501,920
 Expenses:
  Less: Asset-based charges.........................          377,909            360,347           1,899,766
  Less: Reduction for expense limitation............               --                 --                  --
                                                        -------------         ----------       -------------
  Net Expenses......................................          377,909            360,347           1,899,766
                                                        -------------         ----------       -------------
NET INVESTMENT INCOME (LOSS)........................          164,168           (173,991)         (1,397,846)
                                                        -------------         ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (2,642,471)          (229,922)         (4,458,221)
  Realized gain distribution from The Trusts........               --                 --                  --
                                                        -------------         ----------       -------------
 Net realized gain (loss)...........................       (2,642,471)          (229,922)         (4,458,221)
                                                        -------------         ----------       -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        5,403,690          4,496,006           5,236,570
                                                        -------------         ----------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        2,761,219          4,266,084             778,349
                                                        -------------         ----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $   2,925,387         $4,092,093       $    (619,497)
                                                        =============         ==========       =============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                       EQ/QUALITY BOND      EQ/SMALL COMPANY       EQ/T. ROWE PRICE
                                                            PLUS*                INDEX*              GROWTH STOCK*
                                                      ----------------     ------------------     ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 17,034,403         $  1,645,530            $         --
 Expenses:
  Less: Asset-based charges.........................       2,041,515            2,144,325               1,424,940
  Less: Reduction for expense limitation............              --                   --                      --
                                                        ------------         ------------            ------------
  Net Expenses......................................       2,041,515            2,144,325               1,424,940
                                                        ------------         ------------            ------------
NET INVESTMENT INCOME (LOSS)........................      14,992,888             (498,795)             (1,424,940)
                                                        ------------         ------------            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,768,967)         (17,107,096)             (2,802,618)
  Realized gain distribution from The Trusts........              --                   --                      --
                                                        ------------         ------------            ------------
 Net realized gain (loss)...........................      (1,768,967)         (17,107,096)             (2,802,618)
                                                        ------------         ------------            ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (5,366,276)          55,486,871              21,153,042
                                                        ------------         ------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      (7,135,243)          38,379,775              18,350,424
                                                        ------------         ------------            ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  7,857,645         $ 37,880,980            $ 16,925,484
                                                        ============         ============            ============

                                                        EQ/TEMPLETON        EQ/UBS GROWTH &         EQ/VAN KAMPEN
                                                       GLOBAL EQUITY*           INCOME*               COMSTOCK*
                                                       --------------       ---------------         -------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   428,660           $   155,170            $   265,356
 Expenses:
  Less: Asset-based charges.........................        365,052               272,238                261,198
  Less: Reduction for expense limitation............             --                    --                     --
                                                        -----------           -----------            -----------
  Net Expenses......................................        365,052               272,238                261,198
                                                        -----------           -----------            -----------
NET INVESTMENT INCOME (LOSS)........................         63,608              (117,068)                 4,158
                                                        -----------           -----------            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,947,614)           (1,595,271)            (1,121,223)
  Realized gain distribution from The Trusts........             --                    --                     --
                                                        -----------           -----------            -----------
 Net realized gain (loss)...........................     (2,947,614)           (1,595,271)            (1,121,223)
                                                        -----------           -----------            -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      4,817,139             4,095,661              3,851,791
                                                        -----------           -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,869,525             2,500,390              2,730,568
                                                        -----------           -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 1,933,133           $ 2,383,322            $ 2,734,726
                                                        ===========           ===========            ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      EQ/WELLS FARGO       FIDELITY(R) VIP      FIDELITY(R) VIP
                                                        ADVANTAGE           CONTRAFUND(R)        EQUITY-INCOME
                                                      OMEGA GROWTH*           PORTFOLIO+           PORTFOLIO+
                                                      --------------       ---------------      ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     7,338            $  115,724            $ 2,519
 Expenses:
  Less: Asset-based charges.........................       711,349                32,655                587
  Less: Reduction for expense limitation............            --                    --                 --
                                                       -----------            ----------            -------
  Net Expenses......................................       711,349                32,655                587
                                                       -----------            ----------            -------
NET INVESTMENT INCOME (LOSS)........................      (704,011)               83,069              1,932
                                                       -----------            ----------            -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       588,469                23,706              1,826
  Realized gain distribution from The Trusts........     1,895,524                22,013                 --
                                                       -----------            ----------            -------
 Net realized gain (loss)...........................     2,483,993                45,719              1,826
                                                       -----------            ----------            -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     7,873,233               924,926             15,561
                                                       -----------            ----------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,357,226               970,645             17,387
                                                       -----------            ----------            -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,653,215            $1,053,714            $19,319
                                                       ===========            ==========            =======

                                                      FIDELITY(R) VIP      GOLDMAN SACHS VIT       INVESCO V.I.
                                                          MID CAP               MID CAP             FINANCIAL
                                                         PORTFOLIO+           VALUE FUND+         SERVICES FUND+
                                                      ---------------      -----------------      --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  1,598               $ 1,392               $   --
 Expenses:
  Less: Asset-based charges.........................        4,518                   960                  114
  Less: Reduction for expense limitation............           --                    --                   --
                                                         --------               -------               ------
  Net Expenses......................................        4,518                   960                  114
                                                         --------               -------               ------
NET INVESTMENT INCOME (LOSS)........................       (2,920)                  432                 (114)
                                                         --------               -------               ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,471                 2,210                1,051
  Realized gain distribution from The Trusts........        2,100                    --                   --
                                                         --------               -------               ------
 Net realized gain (loss)...........................        7,571                 2,210                1,051
                                                         --------               -------               ------
 Change in unrealized appreciation
  (depreciation) of investments.....................      126,514                34,311                2,548
                                                         --------               -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      134,085                36,521                3,599
                                                         --------               -------               ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $131,165               $36,953               $3,485
                                                         ========               =======               ======

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                         INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                                      GLOBAL REAL ESTATE     INTERNATIONAL          MID CAP
                                                             FUND+            GROWTH FUND+     CORE EQUITY FUND+
                                                      ------------------     -------------     -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 9,888             $ 8,104            $    467
 Expenses:
  Less: Asset-based charges.........................          7,038               3,383               3,666
  Less: Reduction for expense limitation............             --                  --                  --
                                                            -------             -------            --------
  Net Expenses......................................          7,038               3,383               3,666
                                                            -------             -------            --------
NET INVESTMENT INCOME (LOSS)........................          2,850               4,721              (3,199)
                                                            -------             -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         10,872               4,023               3,524
  Realized gain distribution from The Trusts........             --                  --                  --
                                                            -------             -------            --------
 Net realized gain (loss)...........................         10,872               4,023               3,524
                                                            -------             -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         72,834              74,627              92,677
                                                            -------             -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         83,706              78,650              96,201
                                                            -------             -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $86,556             $83,371            $ 93,002
                                                            =======             =======            ========

                                                          INVESCO V.I.
                                                            SMALL CAP         IVY FUNDS VIP       IVY FUNDS VIP
                                                          EQUITY FUND+           ENERGY+          HIGH INCOME+
                                                         --------------      ---------------     --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $     --            $      1            $     --
 Expenses:
  Less: Asset-based charges.........................           1,559               6,507               8,823
  Less: Reduction for expense limitation............              --                  --                  --
                                                            --------            --------            --------
  Net Expenses......................................           1,559               6,507               8,823
                                                            --------            --------            --------
NET INVESTMENT INCOME (LOSS)........................          (1,559)             (6,506)             (8,823)
                                                            --------            --------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          13,047              78,997              24,963
  Realized gain distribution from The Trusts........              --                  --                  --
                                                            --------            --------            --------
 Net realized gain (loss)...........................          13,047              78,997              24,963
                                                            --------            --------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          57,945             275,589              74,964
                                                            --------            --------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          70,992             354,586              99,927
                                                            --------            --------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $ 69,433            $348,080            $ 91,104
                                                            ========            ========            ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                      IVY FUNDS VIP      LAZARD RETIREMENT
                                                        SMALL CAP         EMERGING MARKETS       MFS(R) INTERNATIONAL
                                                         GROWTH+         EQUITY PORTFOLIO+         VALUE PORTFOLIO+
                                                      -------------      -----------------      ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $    --               $146,445                $      --
 Expenses:
  Less: Asset-based charges.........................        850                 28,977                   12,861
  Less: Reduction for expense limitation............         --                     --                       --
                                                        -------               --------                ---------
  Net Expenses......................................        850                 28,977                   12,861
                                                        -------               --------                ---------
NET INVESTMENT INCOME (LOSS)........................       (850)               117,468                  (12,861)
                                                        -------               --------                ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        531                 30,515                   24,590
  Realized gain distribution from The Trusts........         --                     --                       --
                                                        -------               --------                ---------
 Net realized gain (loss)...........................        531                 30,515                   24,590
                                                        -------               --------                ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................     39,189                263,453                  214,831
                                                        -------               --------                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     39,720                293,968                  239,421
                                                        -------               --------                ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $38,870               $411,436                $ 226,560
                                                        =======               ========                =========

                                                     MFS(R) INVESTORS
                                                       GROWTH STOCK       MFS(R) INVESTORS       MFS(R) TECHNOLOGY
                                                          SERIES+           TRUST SERIES+           PORTFOLIO+
                                                       -------------      ----------------       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    --              $     --               $     --
 Expenses:
  Less: Asset-based charges.........................         540                 4,556                  3,170
  Less: Reduction for expense limitation............          --                    --                     --
                                                         -------              --------               --------
  Net Expenses......................................         540                 4,556                  3,170
                                                         -------              --------               --------
NET INVESTMENT INCOME (LOSS)........................        (540)               (4,556)                (3,170)
                                                         -------              --------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         658                 2,081                 25,780
  Realized gain distribution from The Trusts........          --                    --                     --
                                                         -------              --------               --------
 Net realized gain (loss)...........................         658                 2,081                 25,780
                                                         -------              --------               --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      12,697               109,929                 43,770
                                                         -------              --------               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,355               112,010                 69,550
                                                         -------              --------               --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $12,815              $107,454               $ 66,380
                                                         =======              ========               ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                             MULTIMANAGER
                                                      MFS(R) UTILITIES        AGGRESSIVE        MULTIMANAGER
                                                           SERIES+              EQUITY*          CORE BOND*
                                                      ----------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $     --          $  4,859,273         $2,849,337
 Expenses:
  Less: Asset-based charges.........................         3,705             7,468,813          1,274,898
  Less: Reduction for expense limitation............            --            (1,550,785)                --
                                                          --------          ------------         ----------
  Net Expenses......................................         3,705             5,918,028          1,274,898
                                                          --------          ------------         ----------
NET INVESTMENT INCOME (LOSS)........................        (3,705)           (1,058,755)         1,574,439
                                                          --------          ------------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        10,255           (18,591,492)         1,171,769
  Realized gain distribution from The Trusts........            --                    --          1,470,087
                                                          --------          ------------         ----------
 Net realized gain (loss)...........................        10,255           (18,591,492)         2,641,856
                                                          --------          ------------         ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................        60,304           110,198,763            120,226
                                                          --------          ------------         ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        70,559            91,607,271          2,762,082
                                                          --------          ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 66,854          $ 90,548,516         $4,336,521
                                                          ========          ============         ==========

                                                        MULTIMANAGER        MULTIMANAGER       MULTIMANAGER
                                                        INTERNATIONAL        LARGE CAP          LARGE CAP
                                                           EQUITY*          CORE EQUITY*          VALUE*
                                                      ---------------      -------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,080,459        $    38,547         $   476,570
 Expenses:
  Less: Asset-based charges.........................         908,226            188,384             690,062
  Less: Reduction for expense limitation............              --                 --                  --
                                                        ------------        -----------         -----------
  Net Expenses......................................         908,226            188,384             690,062
                                                        ------------        -----------         -----------
NET INVESTMENT INCOME (LOSS)........................       1,172,233           (149,837)           (213,492)
                                                        ------------        -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (11,273,751)        (1,097,537)         (5,898,995)
  Realized gain distribution from The Trusts........              --                 --                  --
                                                        ------------        -----------         -----------
 Net realized gain (loss)...........................     (11,273,751)        (1,097,537)         (5,898,995)
                                                        ------------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      13,941,930          2,640,215          12,270,656
                                                        ------------        -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,668,179          1,542,678           6,371,661
                                                        ------------        -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  3,840,412        $ 1,392,841         $ 6,158,169
                                                        ============        ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                        MULTIMANAGER         MULTIMANAGER           MULTIMANAGER
                                                      MID CAP GROWTH*       MID CAP VALUE*       MULTI-SECTOR BOND*
                                                     ----------------      ---------------      -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $         --          $    500,301           $ 3,422,482
 Expenses:
  Less: Asset-based charges.........................        864,448               828,637             1,554,364
  Less: Reduction for expense limitation............             --                    --                    --
                                                       ------------          ------------           -----------
  Net Expenses......................................        864,448               828,637             1,554,364
                                                       ------------          ------------           -----------
NET INVESTMENT INCOME (LOSS)........................       (864,448)             (328,336)            1,868,118
                                                       ------------          ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (2,990,864)           (3,274,390)           (8,626,841)
  Realized gain distribution from The Trusts........             --                    --                    --
                                                       ------------          ------------           -----------
 Net realized gain (loss)...........................     (2,990,864)           (3,274,390)           (8,626,841)
                                                       ------------          ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     19,385,816            17,560,417            13,128,936
                                                       ------------          ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     16,394,952            14,286,027             4,502,095
                                                       ------------          ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 15,530,504          $ 13,957,691           $ 6,370,213
                                                       ============          ============           ===========

                                                         MULTIMANAGER         MULTIMANAGER         MULTIMANAGER
                                                      SMALL CAP GROWTH*     SMALL CAP VALUE*        TECHNOLOGY*
                                                      -----------------     ----------------       ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $         --         $    179,771         $         --
 Expenses:
  Less: Asset-based charges.........................          587,147            1,592,052            1,481,261
  Less: Reduction for expense limitation............               --                   --                   --
                                                         ------------         ------------         ------------
  Net Expenses......................................          587,147            1,592,052            1,481,261
                                                         ------------         ------------         ------------
NET INVESTMENT INCOME (LOSS)........................         (587,147)          (1,412,281)          (1,481,261)
                                                         ------------         ------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (3,624,890)         (18,347,017)          (4,043,575)
  Realized gain distribution from The Trusts........               --                   --                   --
                                                         ------------         ------------         ------------
 Net realized gain (loss)...........................       (3,624,890)         (18,347,017)          (4,043,575)
                                                         ------------         ------------         ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       15,038,194           44,919,404           23,048,143
                                                         ------------         ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       11,413,304           26,572,387           19,004,568
                                                         ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 10,826,157         $ 25,160,106         $ 17,523,307
                                                         ============         ============         ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                           PIMCO VARIABLE
                                                      OPPENHEIMER          INSURANCE TRUST
                                                      MAIN STREET      COMMODITYREALRETURN(R)     TARGET 2015
                                                      FUND(R)/VA+        STRATEGY PORTFOLIO+      ALLOCATION*
                                                      -----------      ----------------------    ------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $   --                 $16,196            $  268,455
 Expenses:
  Less: Asset-based charges.........................       161                   1,178               229,411
  Less: Reduction for expense limitation............        --                      --                    --
                                                        ------                 -------            ----------
  Net Expenses......................................       161                   1,178               229,411
                                                        ------                 -------            ----------
NET INVESTMENT INCOME (LOSS)........................      (161)                 15,018                39,044
                                                        ------                 -------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       342                     952              (656,193)
  Realized gain distribution from The Trusts........        --                   7,948               106,680
                                                        ------                 -------            ----------
 Net realized gain (loss)...........................       342                   8,900              (549,513)
                                                        ------                 -------            ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     4,347                  32,421             2,119,768
                                                        ------                 -------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     4,689                  41,321             1,570,255
                                                        ------                 -------            ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $4,528                 $56,339            $1,609,299
                                                        ======                 =======            ==========

                                                        TARGET 2025         TARGET 2035          TARGET 2045
                                                        ALLOCATION*         ALLOCATION*          ALLOCATION*
                                                       -------------        ------------         -----------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $     335,626        $  246,152           $  146,948
 Expenses:
  Less: Asset-based charges.........................         295,438           224,369              151,178
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------        ----------           ----------
  Net Expenses......................................         295,438           224,369              151,178
                                                       -------------        ----------           ----------
NET INVESTMENT INCOME (LOSS)........................          40,188            21,783               (4,230)
                                                       -------------        ----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (1,139,682)         (666,137)            (516,787)
  Realized gain distribution from The Trusts........          41,002            56,263               67,172
                                                       -------------        ----------           ----------
 Net realized gain (loss)...........................      (1,098,680)         (609,874)            (449,615)
                                                       -------------        ----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       3,563,709         2,680,639            1,917,089
                                                       -------------        ----------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       2,465,029         2,070,765            1,467,474
                                                       -------------        ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   2,505,217        $2,092,548           $1,463,244
                                                       =============        ==========           ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                           TEMPLETON
                                                          GLOBAL BOND
                                                        SECURITIES FUND+
                                                       -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................       $  1,573
 Expenses:
  Less: Asset-based charges.........................          5,339
  Less: Reduction for expense limitation............             --
                                                           --------
  Net Expenses......................................          5,339
                                                           --------
NET INVESTMENT INCOME (LOSS)........................         (3,766)
                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............          1,831
  Realized gain distribution from The Trusts........            284
                                                           --------
 Net realized gain (loss)...........................          2,115
                                                           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         43,778
                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         45,893
                                                           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................       $ 42,127
                                                           ========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

+ Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AMERICAN CENTURY
                                                           ALL ASSET                VP MID CAP              AXA AGGRESSIVE
                                                        ALLOCATION* (m)             VALUE (n)                 ALLOCATION*
                                                 -----------------------------  -----------------  ---------------------------------
                                                       2010           2009             2010              2010             2009
                                                 --------------- -------------  -----------------  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $    82,514    $   30,934        $  2,972        $   1,298,594    $    (247,451)
 Net realized gain (loss) on investments........       312,590        26,500          (1,002)         (23,470,399)        (894,740)
 Change in unrealized appreciation
  (depreciation) of investments.................       556,472       (17,554)         41,650           58,710,032       50,664,647
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       951,576        39,880          43,620           36,538,227       49,522,456
                                                   -----------    ----------        --------        -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,183,904       215,259         351,651           77,955,513       69,728,140
  Transfers between funds including
   guaranteed interest account, net.............     7,065,969     1,788,753          77,518             (304,606)      10,507,488
  Transfers for contract benefits and
   terminations.................................      (316,477)         (848)           (571)         (20,477,833)     (11,791,017)
  Contract maintenance charges..................        (3,758)          (70)            (33)            (783,346)        (590,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --            --              --                   --               --
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     8,929,638     2,003,094         428,565           56,389,728       67,854,238
                                                   -----------    ----------        --------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,904           169              --                6,000               --
                                                   -----------    ----------        --------        -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     9,883,118     2,043,143         472,185           92,933,955      117,376,694
NET ASSETS -- BEGINNING OF PERIOD...............     2,043,143            --              --          264,078,290      146,701,596
                                                   -----------    ----------        --------        -------------    -------------
NET ASSETS -- END OF PERIOD.....................   $11,926,261    $2,043,143        $472,185        $ 357,012,245    $ 264,078,290
                                                   ===========    ==========        ========        =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            91            20              --                  948            1,054
 Redeemed.......................................           (10)           --              --                 (472)            (372)
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            81            20              --                  476              682
                                                   ===========    ==========        ========        =============    =============
UNIT ACTIVITY CLASS II
 Issued.........................................            --            --               5                   --               --
 Redeemed.......................................            --            --              (1)                  --               --
                                                   -----------    ----------        --------        -------------    -------------
 Net Increase (Decrease)........................            --            --               4                   --               --
                                                   ===========    ==========        =========       =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      AXA BALANCED              AXA CONSERVATIVE               AXA CONSERVATIVE
                                                     STRATEGY* (a)                ALLOCATION*                GROWTH STRATEGY* (a)
                                               ------------------------   ---------------------------   ----------------------------
                                                   2010         2009          2010          2009            2010             2009
                                               -----------   ----------   ------------   ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    78,118   $   50,643   $  1,047,713   $    827,721    $    9,986   $   10,450
 Net realized gain (loss) on investments........      158,853       35,639      3,008,231     (1,567,981)       33,071       12,381
 Change in unrealized appreciation
  (depreciation) of investments.................    1,021,645       54,313      1,110,527      6,178,939       151,772       20,394
                                                  -----------   ----------   ------------   ------------    ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................    1,258,616      140,595      5,166,471      5,438,679       194,829       43,225
                                                  -----------   ----------   ------------   ------------    ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........   14,675,323    5,608,136     20,458,209     15,923,956     2,439,028    1,267,961
  Transfers between funds including
   guaranteed interest account, net.............          393      371,574      8,546,606      6,744,587            --      (21,993)
  Transfers for contract benefits and
   terminations.................................     (364,275)     (82,716)    (8,992,156)    (5,699,977)      (40,925)    (148,494)
  Contract maintenance charges..................      (56,216)         (19)      (119,803)       (84,454)      (11,135)         (38)
  Adjustments to net assets allocated to
   contracts in payout period...................           --           --             --             --            --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................   14,255,225    5,896,975     19,892,856     16,884,112     2,386,968    1,097,436
                                                  -----------   ----------   ------------   ------------    ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          839         (237)          --             --              --           --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............   15,514,680    6,037,333     25,059,327     22,322,791     2,581,797    1,140,661
NET ASSETS -- BEGINNING OF PERIOD...............    6,037,333         --       78,156,007     55,833,216     1,140,661         --
                                                  -----------   ----------   ------------   ------------    ----------   ----------
NET ASSETS -- END OF PERIOD.....................  $21,552,013   $6,037,333   $103,215,334   $ 78,156,007    $3,722,458   $1,140,661
                                                  ===========   ==========   ============   ============    ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................           10            4             --             --            --              --
 Redeemed ...................................          (11)          --             --             --            --              --
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................           (1)           4             --             --            --              --
                                               ===========   ==========   ============   ============    ==========      ==========
UNIT ACTIVITY CLASS B
 Issued .....................................          128           52            384            367            24              12
 Redeemed ...................................           (3)          (1)          (207)          (205)           (3)             (2)
                                               -----------   ----------   ------------   ------------    ----------      ----------
 Net Increase (Decrease) ....................          125           51            177            162            21              10
                                               ===========   ==========   ============   ============    ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS            AXA GROWTH
                                                       STRATEGY*                  ALLOCATION*                STRATEGY* (b)
                                                 ----------------------   ---------------------------   -----------------------
                                                    2010         2009         2010          2009            2010         2009
                                                 ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    7,878   $   3,569   $  1,178,367   $    815,886   $    5,093   $    8,968
 Net realized gain (loss) on investments........         7,253       3,445     (1,704,113)      (737,736)      13,941       14,956
 Change in unrealized appreciation
  (depreciation) of investments.................        24,661      (1,652)    10,793,897     12,108,048       86,473       12,851
                                                    ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (decrease) in net assets from
  operations....................................        39,792       5,362     10,268,151     12,186,198      105,507       36,775
                                                    ----------   ---------   ------------   ------------   ----------   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,184,693     436,247     33,435,469     28,768,650           --           --
  Transfers between funds including
   guaranteed interest account, net.............       (10,830)    (22,016)     1,669,624      5,890,218      (14,458)   1,446,517
  Transfers for contract benefits and
   terminations.................................       (11,949)   (144,372)   (13,452,907)    (8,216,734)     (30,298)      (9,185)
  Contract maintenance charges..................        (2,033)        (38)      (277,426)      (194,931)          --           --
  Adjustments to net assets allocated to
   contracts in payout period...................            --          --             --             --           --           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,159,881     269,821     21,374,760     26,247,203      (44,756)   1,437,332
                                                    ----------   ---------   ------------   ------------   ----------   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           178          19             --          3,503           --           49
                                                    ----------   ---------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...............     1,199,851     275,202     31,642,911     38,436,904       60,751    1,474,156
NET ASSETS -- BEGINNING OF PERIOD...............       275,202          --    118,189,637     79,752,733    1,474,156           --
                                                    ----------   ---------   ------------   ------------   ----------   ----------
NET ASSETS -- END OF PERIOD.....................    $1,475,053   $ 275,202   $149,832,548   $118,189,637   $1,534,907   $1,474,156
                                                    ==========   =========   ============   ============   ==========   ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................            --          --             --             --            6           18
 Redeemed ...................................            --          --             --             --           (7)          (4)
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            --          --             --             --           (1)          14
                                                 ==========   =========   ============   ============   ==========   ==========
UNIT ACTIVITY CLASS B
 Issued .....................................            10           5            462            457           --           --
 Redeemed ...................................            --          (2)          (274)          (201)          --           --
                                                 ----------   ---------   ------------   ------------   ----------   ----------
 Net Increase (Decrease) ....................            10           3            188            256           --           --
                                                 ==========   =========   ============   ============   ==========   ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA MODERATE                      AXA MODERATE-PLUS
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------      ---------------------------
                                                      2010             2009               2010           2009
                                                 --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   19,760,573   $    7,425,879      $  3,971,306   $  1,062,579
 Net realized gain (loss) on investments........        12,503,339       56,506,218       (33,276,501)     4,509,102
 Change in unrealized appreciation
  (depreciation) of investments.................       102,080,469      138,523,995       103,286,611    100,760,740
                                                    --------------   --------------      ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       134,344,381      202,456,092        73,981,416    106,332,421
                                                    --------------   --------------      ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       168,373,011      149,839,690       147,688,275    142,769,918
  Transfers between funds including
   guaranteed interest account, net.............       (25,144,572)     (20,297,442)      (14,382,009)     6,248,018
  Transfers for contract benefits and
   terminations.................................      (141,801,279)    (116,885,252)      (52,014,271)   (37,464,153)
  Contract maintenance charges..................        (1,989,790)      (1,788,380)       (1,611,514)    (1,314,750)
  Adjustments to net assets allocated to
   contracts in payout period...................          (435,039)        (509,566)               --             --
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................          (997,669)      10,359,050        79,680,481    110,239,033
                                                    --------------   --------------      ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,884,344        1,776,634                --         59,998
                                                    --------------   --------------      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............       135,231,056      214,591,776       153,661,897    216,631,452
NET ASSETS -- BEGINNING OF PERIOD...............     1,500,276,656    1,285,684,880       668,809,213    452,177,761
                                                    --------------   --------------      ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $1,635,507,712   $1,500,276,656      $822,471,110   $668,809,213
                                                    ==============   ==============      ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................             2,135            3,063                --             --
 Redeemed ...................................            (2,724)          (3,213)               --             --
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................              (589)            (150)               --             --
                                                 ==============   ==============      ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................               620              512             1,598          1,897
 Redeemed ...................................              (282)            (265)             (943)          (840)
                                                 --------------   --------------      ------------   ------------
 Net Increase (Decrease) ....................               338              247               655          1,057
                                                 ==============   ==============      ============   ============


                                                    AXA TACTICAL             AXA TACTICAL
                                                 MANAGER 2000* (n)         MANAGER 400* (n)
                                                 -----------------         -----------------
                                                       2010                      2010
                                                 -----------------         -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (970)                $ (2,024)
 Net realized gain (loss) on investments........          17,089                   24,024
 Change in unrealized appreciation
  (depreciation) of investments.................          28,751                   48,960
                                                        --------                 --------
 Net Increase (decrease) in net assets from
  operations....................................          44,870                   70,960
                                                        --------                 --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         151,386                  227,103
  Transfers between funds including
   guaranteed interest account, net.............         219,907                  656,415
  Transfers for contract benefits and
   terminations.................................             (74)                    (239)
  Contract maintenance charges..................             (30)                     (75)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                       --
                                                        --------                 --------
Net increase (decrease) in net assets from
 contractowners transactions....................         371,189                  883,204
                                                        --------                 --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              15                       44
                                                        --------                 --------
INCREASE (DECREASE) IN NET ASSETS...............         416,074                  954,208
NET ASSETS -- BEGINNING OF PERIOD...............              --                       --
                                                        --------                 --------
NET ASSETS -- END OF PERIOD.....................        $416,074                 $954,208
                                                        ========                 ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................              --                       --
 Redeemed ......................................              --                       --
                                                        --------                 --------
 Net Increase (Decrease) .......................              --                       --
                                                        ========                 ========
UNIT ACTIVITY CLASS B
 Issued ........................................               5                        9
 Redeemed ......................................              (2)                      (1)
                                                        --------                 --------
 Net Increase (Decrease) .......................               3                        8
                                                        ========                 ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    AXA TACTICAL
                                                 AXA TACTICAL          MANAGER             EQ/ALLIANCEBERNSTEIN
                                               MANAGER 500* (n)   INTERNATIONAL* (n)          INTERNATIONAL*
                                               ----------------   ------------------   ---------------------------
                                                    2010                2010             2010            2009
                                               ----------------   ------------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $     (472)        $  1,633         $  5,610,690   $  6,266,671
 Net realized gain (loss) on investments........       17,926            7,891          (37,800,030)   (60,112,404)
 Change in unrealized appreciation
  (depreciation) of investments.................       66,469           22,006           50,509,990    162,512,273
                                                   ----------         --------         ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................       83,923           31,530           18,320,650    108,666,540
                                                   ----------         --------         ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      677,985          269,201           36,439,952     43,807,489
  Transfers between funds including
   guaranteed interest account, net.............      455,161          339,220          (34,462,621)   (28,773,650)
  Transfers for contract benefits and
   terminations.................................       (2,468)          (2,586)         (43,585,460)   (38,057,345)
  Contract maintenance charges..................         (126)             (25)            (524,953)      (597,404)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --             (128,298)      (215,407)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,130,552          605,810          (42,261,380)   (23,836,317)
                                                   ----------         --------         ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          198              700              231,492        248,594
                                                   ----------         --------         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............    1,214,673          638,040          (23,709,238)    85,078,817
NET ASSETS -- BEGINNING OF PERIOD...............           --               --          523,347,996    438,269,179
                                                   ----------         --------         ------------   ------------
NET ASSETS -- END OF PERIOD.....................   $1,214,673         $638,040         $499,638,758   $523,347,996
                                                   ==========         ========         ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued .....................................              --             --                    421            743
 Redeemed ...................................              --             --                   (730)          (911)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              --               --                 (309)          (168)
                                                   ==========         ========         ============   ============
UNIT ACTIVITY CLASS B
 Issued .....................................              11                8                   90            134
 Redeemed ...................................              (1)              (3)                (152)          (202)
                                                   ----------         --------         ------------   ------------
 Net Increase (Decrease) ....................              10                5                  (62)           (68)
                                                   ==========         ========         ============   ============

                                                         EQ/ALLIANCEBERNSTEIN
                                                           SMALL CAP GROWTH*
                                                    ---------------------------
                                                       2010            2009
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $ (3,448,474)  $ (2,492,226)
 Net realized gain (loss) on investments........      (3,388,695)   (28,313,781)
 Change in unrealized appreciation
  (depreciation) of investments.................      84,838,262     97,071,168
                                                    ------------   ------------
 Net Increase (decrease) in net assets from
  operations....................................      78,001,093     66,265,161
                                                    ------------   ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      17,454,369     18,105,704
  Transfers between funds including
   guaranteed interest account, net.............      (7,880,647)    (8,247,878)
  Transfers for contract benefits and
   terminations.................................     (23,647,699)   (16,722,756)
  Contract maintenance charges..................        (287,999)      (290,412)
  Adjustments to net assets allocated to
   contracts in payout period...................        (394,341)      (362,480)
                                                    ------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (14,756,317)    (7,517,822)
                                                    ------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         441,786        384,785
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS...............      63,686,562     59,132,124
NET ASSETS -- BEGINNING OF PERIOD...............     259,347,594    200,215,470
                                                    ------------   ------------
NET ASSETS -- END OF PERIOD.....................    $323,034,156   $259,347,594
                                                    ============   ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued ........................................             286            351
 Redeemed ......................................            (358)          (392)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (72)           (41)
                                                    ============   ============
UNIT ACTIVITY CLASS B
 Issued ........................................              60             68
 Redeemed ......................................             (81)           (85)
                                                    ------------   ------------
 Net Increase (Decrease) .......................             (21)           (17)
                                                    ============   ============

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/AXA FRANKLIN                    EQ/BLACKROCK
                                                      SMALL CAP VALUE CORE*              BASIC VALUE EQUITY*
                                                   --------------------------     -----------------------------
                                                      2010            2009             2010             2009
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (139,787)   $   (22,892)    $    110,521     $  3,830,094
 Net realized gain (loss) on investments........     1,850,260     (2,088,015)     (14,589,250)     (23,704,481)
 Change in unrealized appreciation
  (depreciation) of investments.................       831,376      4,465,660       52,989,643       89,803,308
                                                   -----------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,541,849      2,354,753       38,510,914       69,928,921
                                                   -----------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,818,139      2,042,849       44,282,109       35,057,405
  Transfers between funds including
   guaranteed interest account, net.............       516,837        372,303       14,535,743        8,642,044
  Transfers for contract benefits and
   terminations.................................      (879,150)      (716,088)     (28,019,514)     (19,889,764)
  Contract maintenance charges..................       (12,863)       (12,222)        (328,994)        (311,759)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,442,963      1,686,842       30,469,344       23,497,926
                                                   -----------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            8,999
                                                   -----------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     3,984,812      4,041,595       68,980,258       93,435,846
NET ASSETS -- BEGINNING OF PERIOD...............    11,631,475      7,589,880      328,748,111      235,312,265
                                                   -----------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $15,616,287    $11,631,475     $397,728,369     $328,748,111
                                                   ===========    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            94            115              525              472
 Redeemed.......................................           (82)           (89)            (329)            (305)
                                                   -----------    -----------     ------------     ------------
 Net Increase (Decrease)........................            12             26              196              167
                                                   ===========    ===========     ============     ============

                                                           EQ/BLACKROCK
                                                       INTERNATIONAL VALUE*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (1,281,221)   $   1,751,443
 Net realized gain (loss) on investments........    (27,741,994)     (31,017,073)
 Change in unrealized appreciation
  (depreciation) of investments.................     40,646,625       85,045,272
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     11,623,410       55,779,642
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     27,719,527       28,604,304
  Transfers between funds including
   guaranteed interest account, net.............    (10,551,559)      (6,079,350)
  Transfers for contract benefits and
   terminations.................................    (20,970,278)     (15,813,505)
  Contract maintenance charges..................       (272,401)        (296,177)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (4,074,711)       6,415,272
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............      7,548,699       62,194,914
NET ASSETS -- BEGINNING OF PERIOD...............    252,946,848      190,751,934
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 260,495,547    $ 252,946,848
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            386              477
 Redeemed.......................................           (417)            (407)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (31)              70
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/BOSTON ADVISORS                     EQ/CALVERT
                                                         EQUITY INCOME*                  SOCIALLY RESPONSIBLE*
                                                 -------------------------------    -------------------------------
                                                       2010            2009               2010            2009
                                                 --------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    581,889    $    591,009       $   (248,423)   $   (159,792)
 Net realized gain (loss) on investments........    (5,215,382)     (9,518,856)          (848,470)     (1,198,023)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,655,520      14,328,905          3,264,762       5,547,751
                                                  ------------    ------------       ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     7,022,027       5,401,058          2,167,869       4,189,936
                                                  ------------    ------------       ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,952,386       7,411,670          2,902,438       3,017,850
  Transfers between funds including
   guaranteed interest account, net.............    (2,502,997)     (2,069,966)          (580,124)       (508,471)
  Transfers for contract benefits and
   terminations.................................    (4,020,320)     (2,910,080)        (1,186,695)       (654,146)
  Contract maintenance charges..................       (60,445)        (57,332)           (32,644)        (30,974)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --              --
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       368,624       2,374,292          1,102,975       1,824,259
                                                  ------------    ------------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            91           5,711                 --          99,998
                                                  ------------    ------------       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     7,390,742       7,781,061          3,270,844       6,114,193
NET ASSETS -- BEGINNING OF PERIOD...............    50,323,292      42,542,231         18,950,607      12,836,414
                                                  ------------    ------------       ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 57,714,034    $ 50,323,292       $ 22,221,451    $ 18,950,607
                                                  ============    ============       ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           125             195                 55              67
 Redeemed.......................................          (121)           (158)               (39)            (35)
                                                  ------------    ------------       ------------    ------------
 Net Increase (Decrease)........................             4              37                 16              32
                                                  ============    ============       ============    ============

                                                            EQ/CAPITAL
                                                         GUARDIAN GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (157,592)   $   (132,978)
 Net realized gain (loss) on investments........     (1,048,880)     (1,567,967)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,269,609       5,776,621
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      2,063,137       4,075,676
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      2,136,201       2,135,830
  Transfers between funds including
   guaranteed interest account, net.............       (268,124)        122,396
  Transfers for contract benefits and
   terminations.................................     (1,455,800)     (1,160,460)
  Contract maintenance charges..................        (17,031)        (17,593)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        395,246       1,080,173
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               4
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............      2,458,383       5,155,853
NET ASSETS -- BEGINNING OF PERIOD...............     17,334,802      12,178,949
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 19,793,185    $ 17,334,802
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             73              83
 Redeemed.......................................            (65)            (60)
                                                   ------------    ------------
 Net Increase (Decrease)........................              8              23
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CAPITAL                          EQ/COMMON STOCK
                                                        GUARDIAN RESEARCH*                        INDEX* (i)
                                                 ---------------------------------   -------------------------------------
                                                       2010             2009                2010               2009
                                                 ---------------- ----------------   ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (871,641)    $   (188,533)      $    1,709,100     $   10,966,286
 Net realized gain (loss) on investments........    (6,115,143)     (12,301,306)         (67,795,305)      (184,477,707)
 Change in unrealized appreciation
  (depreciation) of investments.................    28,363,259       50,010,433          346,841,756        621,996,052
                                                  ------------     ------------       --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................    21,376,475       37,520,594          280,755,551        448,484,631
                                                  ------------     ------------       --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     9,722,040       10,874,013           73,526,012         80,357,181
  Transfers between funds including
   guaranteed interest account, net.............   (10,251,960)     (10,097,645)         (96,016,346)       (81,900,605)
  Transfers for contract benefits and
   terminations.................................   (13,138,142)     (11,311,617)        (183,876,034)      (144,591,111)
  Contract maintenance charges..................      (138,738)        (154,313)          (1,768,922)        (1,956,130)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --             (544,100)        (1,619,845)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (13,806,800)     (10,689,562)        (208,679,390)      (149,710,510)
                                                  ------------     ------------       --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           19,999            3,545,595          4,454,618
                                                  ------------     ------------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS...............     7,569,675       26,851,031           75,621,756        303,228,739
NET ASSETS -- BEGINNING OF PERIOD...............   161,250,960      134,399,929        2,095,296,899      1,792,068,160
                                                  ------------     ------------       --------------     --------------
NET ASSETS -- END OF PERIOD.....................  $168,820,635     $161,250,960       $2,170,918,655     $2,095,296,899
                                                  ============     ============       ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                  517                 --
 Redeemed.......................................            --               --               (1,266)                --
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................            --               --                 (749)                --
                                                  ============     ============       ==============     ==============
UNIT ACTIVITY CLASS B
 Issued.........................................           124              183                  114                151
 Redeemed.......................................          (254)            (305)                (218)              (248)
                                                  ------------     ------------       --------------     --------------
 Net Increase (Decrease)........................          (130)            (122)                (104)               (97)
                                                  ============     ============       ==============     ==============

                                                            EQ/CORE BOND
                                                             INDEX* (l)
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   1,183,871    $  1,593,337
 Net realized gain (loss) on investments........      (3,793,605)     (5,279,756)
 Change in unrealized appreciation
  (depreciation) of investments.................       8,199,275       3,877,623
                                                   -------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       5,589,541         191,204
                                                   -------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      12,861,740      11,085,825
  Transfers between funds including
   guaranteed interest account, net.............      (5,064,207)     18,023,468
  Transfers for contract benefits and
   terminations.................................     (11,803,369)     (9,510,234)
  Contract maintenance charges..................        (142,831)       (143,800)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                   -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (4,148,667)     19,455,259
                                                   -------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           1,001
                                                   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       1,440,874      19,647,464
NET ASSETS -- BEGINNING OF PERIOD...............     125,584,416     105,936,952
                                                   -------------    ------------
NET ASSETS -- END OF PERIOD.....................   $ 127,025,290    $125,584,416
                                                   =============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................              --              --
 Redeemed.......................................              --              --
                                                   -------------    ------------
 Net Increase (Decrease)........................              --              --
                                                   =============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................             218             437
 Redeemed.......................................            (253)           (267)
                                                   -------------    ------------
 Net Increase (Decrease)........................             (35)            170
                                                   =============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/DAVIS NEW YORK
                                                            VENTURE*                   EQ/EQUITY 500 INDEX*
                                                 ------------------------------- ---------------------------------
                                                       2010            2009            2010             2009
                                                 --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $   (100,423)   $    108,019    $   2,485,755    $   5,700,050
 Net realized gain (loss) on investments........         2,000      (2,139,605)     (15,039,948)     (52,814,287)
 Change in unrealized appreciation
  (depreciation) of investments.................     2,712,799       6,587,138      105,857,109      193,023,835
                                                  ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,614,376       4,555,552       93,302,916      145,909,598
                                                  ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,747,740       3,834,620       60,166,859       60,546,383
  Transfers between funds including
   guaranteed interest account, net.............     1,412,377       3,630,978      (27,044,084)     (20,778,700)
  Transfers for contract benefits and
   terminations.................................    (2,199,672)     (1,358,473)     (61,630,215)     (49,707,471)
  Contract maintenance charges..................       (19,205)        (15,604)        (743,337)        (777,626)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --         (161,980)        (438,827)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,941,240       6,091,521      (29,412,757)     (11,156,241)
                                                  ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           500           1,000          161,981          520,829
                                                  ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     6,556,116      10,648,073       64,052,140      135,274,186
NET ASSETS -- BEGINNING OF PERIOD...............    21,535,947      10,887,874      735,045,140      599,770,954
                                                  ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 28,092,063    $ 21,535,947    $ 799,097,280    $ 735,045,140
                                                  ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --              461              593
 Redeemed.......................................            --              --             (573)            (640)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            --              --             (112)             (47)
                                                  ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................           143             168              205              259
 Redeemed.......................................           (92)            (74)            (187)            (220)
                                                  ------------    ------------    -------------    -------------
 Net Increase (Decrease)........................            51              94               18               39
                                                  ============    ============    =============    =============

                                                             EQ/EQUITY
                                                           GROWTH PLUS*
                                                 ---------------------------------
                                                       2010             2009
                                                 ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (3,465,368)   $  (1,166,977)
 Net realized gain (loss) on investments........    (17,152,389)     (29,472,950)
 Change in unrealized appreciation
  (depreciation) of investments.................     66,107,196      105,183,233
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     45,489,439       74,543,306
                                                  -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     39,321,366       48,003,231
  Transfers between funds including
   guaranteed interest account, net.............    (39,585,796)     (19,600,439)
  Transfers for contract benefits and
   terminations.................................    (27,333,685)     (19,867,133)
  Contract maintenance charges..................       (416,540)        (430,689)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (28,014,655)       8,104,970
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          6,000           66,000
                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS...............     17,480,784       82,714,276
NET ASSETS -- BEGINNING OF PERIOD...............    354,292,164      271,577,888
                                                  -------------    -------------
NET ASSETS -- END OF PERIOD.....................  $ 371,772,948    $ 354,292,164
                                                  =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  =============    =============
UNIT ACTIVITY CLASS B
 Issued.........................................            359              634
 Redeemed.......................................           (573)            (539)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (214)              95
                                                  =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/FRANKLIN                    EQ/FRANKLIN TEMPLETON
                                                          CORE BALANCED*                       ALLOCATION*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ 1,345,710      $ 2,987,099        $   359,223     $   449,871
 Net realized gain (loss) on investments........    (6,048,422)      10,048,926)        (2,929,095)     (4,889,094)
 Change in unrealized appreciation
  (depreciation) of investments.................    11,966,210       24,253,313          6,503,596      13,002,111
                                                   -----------      -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,263,498       17,191,486          3,933,724       8,562,888
                                                   -----------      -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,118,759        7,861,172          7,108,797       6,980,576
  Transfers between funds including
   guaranteed interest account, net.............    (5,380,529)      (1,763,011)        (1,803,321)       (778,433)
  Transfers for contract benefits and
   terminations.................................    (7,568,023)      (5,592,136)        (2,843,153)     (2,023,258)
  Contract maintenance charges..................       (81,589)         (83,441)           (72,908)        (69,111)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --                 --              --
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,911,382)         422,584          2,389,415       4,109,774
                                                   -----------      -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --              2,905          (2,903)
                                                   -----------      -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     1,352,116       17,614,070          6,326,044      12,669,759
NET ASSETS -- BEGINNING OF PERIOD...............    77,395,200       59,781,130         42,406,155      29,736,396
                                                   -----------      -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $78,747,316      $77,395,200        $48,732,199     $42,406,155
                                                   ===========      ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           153              231                162             183
 Redeemed.......................................          (218)            (226)              (131)           (122)
                                                   -----------      -----------        -----------     -----------
 Net Increase (Decrease)........................           (65)               5                 31              61
                                                   ===========      ===========        ===========     ===========

                                                        EQ/GAMCO MERGERS &
                                                          ACQUISITIONS*
                                                  ------------------------------
                                                        2010            2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (198,696)     $  (152,145)
 Net realized gain (loss) on investments........       389,688         (907,618)
 Change in unrealized appreciation
  (depreciation) of investments.................     1,079,315        2,758,156
                                                   -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................     1,270,307        1,698,393
                                                   -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,942,539        1,815,689
  Transfers between funds including
   guaranteed interest account, net.............     2,931,906         (160,098)
  Transfers for contract benefits and
   terminations.................................    (1,342,341)      (1,076,002)
  Contract maintenance charges..................       (13,583)         (13,488)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                   -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,518,521          566,101
                                                   -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --               --
                                                   -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............     4,788,828        2,264,494
NET ASSETS -- BEGINNING OF PERIOD...............    13,882,366       11,617,872
                                                   -----------      -----------
NET ASSETS -- END OF PERIOD.....................   $18,671,194      $13,882,366
                                                   ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            67               43
 Redeemed.......................................           (36)             (38)
                                                   -----------      -----------
 Net Increase (Decrease)........................            31                5
                                                   ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO                         EQ/GLOBAL
                                                       SMALL COMPANY VALUE*                  BOND PLUS*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (2,329,199)   $  (1,216,351)   $  1,167,998    $   (237,942)
 Net realized gain (loss) on investments........      1,116,049      (11,392,879)     (1,741,127)     (4,943,074)
 Change in unrealized appreciation
  (depreciation) of investments.................     75,552,881       64,621,116       3,661,433       5,288,641
                                                  -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     74,339,731       52,011,886       3,088,304         107,625
                                                  -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     43,035,995       30,651,361      11,300,718       9,223,504
  Transfers between funds including
   guaranteed interest account, net.............     36,790,634       19,031,771       7,757,292      (1,598,949)
  Transfers for contract benefits and
   terminations.................................    (17,114,960)      (7,962,240)     (6,334,518)     (4,527,373)
  Contract maintenance charges..................       (261,949)        (201,351)        (46,139)        (43,569)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     62,449,720       41,519,541      12,677,353       3,053,613
                                                  -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          4,583            7,997              --              --
                                                  -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............    136,794,034       93,539,424      15,765,657       3,161,238
NET ASSETS -- BEGINNING OF PERIOD...............    205,128,278      111,588,854      57,774,915      54,613,677
                                                  -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $ 341,922,312    $ 205,128,278    $ 73,540,572    $ 57,774,915
                                                  =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            769              633             260             218
 Redeemed.......................................           (356)            (272)           (154)           (194)
                                                  -------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            413              361             106              24
                                                  =============    =============    ============    ============

                                                             EQ/GLOBAL
                                                        MULTI-SECTOR EQUITY*
                                                 ----------------------------------
                                                       2010              2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    (694,855)   $       123,036
 Net realized gain (loss) on investments........    (65,208,856)      (116,820,508)
 Change in unrealized appreciation
  (depreciation) of investments.................    107,057,501        243,702,267
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     41,153,790        127,004,795
                                                  -------------    ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     50,093,936         45,121,733
  Transfers between funds including
   guaranteed interest account, net.............    (22,970,553)        11,810,676
  Transfers for contract benefits and
   terminations.................................    (33,190,130)       (23,012,961)
  Contract maintenance charges..................       (428,960)          (419,322)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (6,495,707)        33,500,126
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --             21,999
                                                  -------------    ---------------
INCREASE (DECREASE) IN NET ASSETS...............     34,658,083        160,526,920
NET ASSETS -- BEGINNING OF PERIOD...............    413,749,755        253,222,835
                                                  -------------    ---------------
NET ASSETS -- END OF PERIOD.....................  $ 448,407,838    $   413,749,755
                                                  =============    ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            656                961
 Redeemed.......................................           (691)              (720)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (35)               241
                                                  =============    ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT                       EQ/INTERNATIONAL
                                                            BOND INDEX*                         CORE PLUS*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     86,827      $   (101,172)     $    799,403     $  1,976,632
 Net realized gain (loss) on investments........       (89,707)       (1,005,660)      (16,506,522)     (15,797,207)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,186,039        (2,789,862)       26,869,302       42,867,149
                                                  ------------      ------------      ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     3,183,159        (3,896,694)       11,162,183       29,046,574
                                                  ------------      ------------      ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     7,504,412         8,352,319        22,066,978       19,179,981
  Transfers between funds including
   guaranteed interest account, net.............    (3,939,687)       (8,439,136)           51,216        7,042,584
  Transfers for contract benefits and
   terminations.................................   (11,803,394)      (12,873,607)       (9,291,808)      (5,744,878)
  Contract maintenance charges..................      (104,283)         (129,075)         (131,852)        (111,556)
  Adjustments to net assets allocated to
   contracts in payout period...................        22,156           (10,285)               --               --
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (8,320,796)      (13,099,784)       12,694,534       20,366,131
                                                  ------------      ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           726            21,453                --              101
                                                  ------------      ------------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    (5,136,911)      (16,975,025)       23,856,717       49,412,806
NET ASSETS -- BEGINNING OF PERIOD...............   103,645,989       120,621,014       124,730,229       75,317,423
                                                  ------------      ------------      ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $ 98,509,078      $103,645,989      $148,586,946     $124,730,229
                                                  ============      ============      ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            61                81                --               --
 Redeemed.......................................          (100)             (132)               --               --
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (39)              (51)               --               --
                                                  ============      ============      ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            40                40               382              429
 Redeemed.......................................           (52)              (71)             (255)            (198)
                                                  ------------      ------------      ------------     ------------
 Net Increase (Decrease)........................           (12)              (31)              127              231
                                                  ============      ============      ============     ============

                                                         EQ/INTERNATIONAL
                                                              GROWTH*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (149,776)    $    17,853
 Net realized gain (loss) on investments........    (1,872,504)     (6,212,258)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,318,680      16,734,146
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     7,296,400      10,539,741
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     6,621,763       5,170,839
  Transfers between funds including
   guaranteed interest account, net.............     9,916,526       6,073,936
  Transfers for contract benefits and
   terminations.................................    (3,945,682)     (2,083,058)
  Contract maintenance charges..................       (41,554)        (35,192)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    12,551,053       9,126,525
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             501
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    19,847,453      19,666,767
NET ASSETS -- BEGINNING OF PERIOD...............    45,546,155      25,879,388
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $65,393,608     $45,546,155
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           220             188
 Redeemed.......................................          (125)           (104)
                                                   -----------     -----------
 Net Increase (Decrease)........................            95              84
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/JPMORGAN VALUE                       EQ/LARGE CAP
                                                          OPPORTUNITIES*                          CORE PLUS*
                                                 ---------------------------------      -------------------------------
                                                       2010            2009                  2010            2009
                                                 --------------- -----------------      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     8,812      $    65,629           $   (35,190)   $   371,322
 Net realized gain (loss) on investments........   (5,901,870)      (6,715,882)             (362,054)    (2,126,717)
 Change in unrealized appreciation
  (depreciation) of investments.................   10,734,949       16,766,280             2,210,061      4,338,927
                                                  -----------      -----------           -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    4,841,891       10,116,027             1,812,817      2,583,532
                                                  -----------      -----------           -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    3,629,330        3,673,602             1,942,914      1,456,402
  Transfers between funds including
   guaranteed interest account, net.............      757,321         (576,747)              227,416        180,437
  Transfers for contract benefits and
   terminations.................................   (4,007,081)      (3,397,901)           (1,185,428)      (731,133)
  Contract maintenance charges..................      (46,268)         (49,916)              (12,658)       (12,491)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                    --             --
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      333,302         (350,962)              972,244        893,215
                                                  -----------      -----------           -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --           15,000                    --             --
                                                  -----------      -----------           -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,175,193        9,780,065             2,785,061      3,476,747
NET ASSETS -- BEGINNING OF PERIOD...............   43,981,430       34,201,365            13,341,965      9,865,218
                                                  -----------      -----------           -----------    -----------
NET ASSETS -- END OF PERIOD.....................  $49,156,623      $43,981,430           $16,127,026    $13,341,965
                                                  ===========      ===========           ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           95               82                    49             55
 Redeemed.......................................          (87)             (86)                  (39)           (42)
                                                  -----------      -----------           -----------    -----------
 Net Increase (Decrease)........................            8               (4)                   10             13
                                                  ===========      ===========           ===========    ===========

                                                            EQ/LARGE CAP
                                                           GROWTH INDEX*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (388,205)   $    844,673
 Net realized gain (loss) on investments........        (287,544)     (1,593,693)
 Change in unrealized appreciation
  (depreciation) of investments.................      16,262,601      29,855,204
                                                    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      15,586,852      29,106,184
                                                    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........       7,768,499       7,614,089
  Transfers between funds including
   guaranteed interest account, net.............      (6,312,500)      1,924,632
  Transfers for contract benefits and
   terminations.................................      (9,712,218)     (8,052,547)
  Contract maintenance charges..................        (128,834)       (141,027)
  Adjustments to net assets allocated to
   contracts in payout period...................              --              --
                                                    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (8,385,053)      1,345,147
                                                    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --           4,480
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............       7,201,799      30,455,811
NET ASSETS -- BEGINNING OF PERIOD...............     115,837,540      85,381,729
                                                    ------------    ------------
NET ASSETS -- END OF PERIOD.....................    $123,039,339    $115,837,540
                                                    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             219             352
 Redeemed.......................................            (346)           (338)
                                                    ------------    ------------
 Net Increase (Decrease)........................            (127)             14
                                                    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/LARGE CAP                     EQ/LARGE CAP
                                                           GROWTH PLUS*                     VALUE INDEX*
                                                 --------------------------------- -------------------------------
                                                       2010             2009             2010            2009
                                                 ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (2,127,883)    $    (52,338)    $    33,655     $   945,924
 Net realized gain (loss) on investments........     7,788,621        4,395,817      (3,674,980)     (5,087,664)
 Change in unrealized appreciation
  (depreciation) of investments.................    22,078,180       53,287,739       5,516,930       6,368,390
                                                  ------------     ------------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    27,738,918       57,631,218       1,875,605       2,226,650
                                                  ------------     ------------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    13,768,974       13,247,955       2,514,511       2,393,733
  Transfers between funds including
   guaranteed interest account, net.............   (11,276,886)      (7,766,371)     (1,258,637)      1,296,612
  Transfers for contract benefits and
   terminations.................................   (18,963,278)     (15,211,531)       (913,285)       (669,832)
  Contract maintenance charges..................      (267,875)        (297,686)        (15,310)        (13,475)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (16,739,065)     (10,027,633)        327,279       3,007,038
                                                  ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           10,000           2,097           5,905
                                                  ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    10,999,853       47,613,585       2,204,981       5,239,593
NET ASSETS -- BEGINNING OF PERIOD...............   229,125,502      181,511,917      14,005,189       8,765,596
                                                  ------------     ------------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $240,125,355     $229,125,502     $16,210,170     $14,005,189
                                                  ============     ============     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --              --              --
 Redeemed.......................................            --               --              --              --
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................            --               --              --              --
                                                  ============     ============     ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           166              220             103             140
 Redeemed.......................................          (286)            (314)            (95)            (70)
                                                  ------------     ------------     -----------     -----------
 Net Increase (Decrease)........................          (120)             (94)              8              70
                                                  ============     ============     ===========     ===========

                                                          EQ/LARGE CAP
                                                           VALUE PLUS*
                                                 ----------------------------------
                                                      2010             2009
                                                 ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    365,486    $  8,097,046
 Net realized gain (loss) on investments........   (98,752,917)    142,478,704)
 Change in unrealized appreciation
  (depreciation) of investments.................   183,972,373     264,371,449
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................    85,584,942     129,989,791
                                                  ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    56,669,297      65,300,641
  Transfers between funds including
   guaranteed interest account, net.............   (63,345,100)    (58,079,170)
  Transfers for contract benefits and
   terminations.................................   (73,254,724)    (58,098,050)
  Contract maintenance charges..................      (850,565)       (951,413)
  Adjustments to net assets allocated to
   contracts in payout period...................      (100,162)       (236,505)
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (80,881,254)    (52,064,497)
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       100,162         223,504
                                                  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     4,803,850      78,148,798
NET ASSETS -- BEGINNING OF PERIOD...............   813,827,542     735,678,744
                                                  ------------    ------------
NET ASSETS -- END OF PERIOD.....................  $818,631,392    $813,827,542
                                                  ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           690           1,074
 Redeemed.......................................        (1,401)         (1,536)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (711)           (462)
                                                  ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            59              96
 Redeemed.......................................          (219)           (310)
                                                  ------------    ------------
 Net Increase (Decrease)........................          (160)           (214)
                                                  ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/LORD ABBETT                  EQ/LORD ABBETT
                                                       GROWTH AND INCOME*                LARGE CAP CORE*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (129,022)    $   (62,129)    $  (259,795)    $   (74,359)
 Net realized gain (loss) on investments........   (1,164,326)     (3,127,465)      1,316,134      (1,816,047)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,817,547       5,375,606       3,347,234       5,813,281
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,524,199       2,186,012       4,403,573       3,922,875
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,543,133       2,131,966       5,381,373       3,570,092
  Transfers between funds including
   guaranteed interest account, net.............    1,821,890         184,098       8,948,931       8,778,284
  Transfers for contract benefits and
   terminations.................................   (1,315,322)       (802,277)     (2,171,031)     (1,115,240)
  Contract maintenance charges..................      (15,369)        (14,760)        (15,723)        (10,743)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    3,034,332       1,499,027      12,143,550      11,222,393
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --              --              --            (998)
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    5,558,531       3,685,039      16,547,123      15,144,270
NET ASSETS -- BEGINNING OF PERIOD...............   14,312,713      10,627,674      24,211,235       9,066,965
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $19,871,244     $14,312,713     $40,758,358     $24,211,235
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           86              84             180             179
 Redeemed.......................................          (55)            (62)            (67)            (56)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           31              22             113             123
                                                  ===========     ===========     ===========     ===========
                                                            EQ/MID CAP
                                                              INDEX*
                                                 --------------------------------
                                                       2010             2009
                                                 ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,557,312)    $   (338,953)
 Net realized gain (loss) on investments........   (25,466,831)     (40,669,534)
 Change in unrealized appreciation
  (depreciation) of investments.................    91,991,335      110,973,205
                                                  ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    64,967,192       69,964,718
                                                  ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    32,968,257       36,006,276
  Transfers between funds including
   guaranteed interest account, net.............   (19,270,304)      (9,039,437)
  Transfers for contract benefits and
   terminations.................................   (20,674,833)     (14,510,895)
  Contract maintenance charges..................      (324,145)        (316,583)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --
                                                  ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (7,301,025)      12,139,361
                                                  ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           17,496
                                                  ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    57,666,167       82,121,575
NET ASSETS -- BEGINNING OF PERIOD...............   274,329,336      192,207,761
                                                  ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $331,995,503     $274,329,336
                                                  ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           482              700
 Redeemed.......................................          (550)            (513)
                                                  ------------     ------------
 Net Increase (Decrease)........................           (68)             187
                                                  ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/MID CAP
                                                       VALUE PLUS* (c)(d)(e)                 EQ/MONEY MARKET*
                                                 ---------------------------------   ---------------------------------
                                                       2010             2009               2010             2009
                                                 ---------------- ----------------   ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,369,094)    $    145,995       $ (1,557,191)    $ (1,893,787)
 Net realized gain (loss) on investments........   (64,350,366)     (72,416,519)           (27,675)         (81,776)
 Change in unrealized appreciation
  (depreciation) of investments.................   153,017,919      148,390,156             39,117          130,919
                                                  ------------     ------------       ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................    87,298,459       76,119,632         (1,545,749)      (1,844,644)
                                                  ------------     ------------       ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    38,706,846       32,240,140         15,978,480       24,397,113
  Transfers between funds including
   guaranteed interest account, net.............   (39,060,393)     114,492,846         (9,203,042)     (35,149,702)
  Transfers for contract benefits and
   terminations.................................   (37,208,068)     (22,360,432)       (31,727,023)     (42,419,301)
  Contract maintenance charges..................      (494,313)        (412,799)           166,371         (202,077)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --            110,200           56,415
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................   (38,055,928)     123,959,755        (24,675,014)     (53,317,552)
                                                  ------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           30,000           (267,940)        (106,546)
                                                  ------------     ------------       ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    49,242,531      200,109,387        (26,488,703)     (55,268,742)
NET ASSETS -- BEGINNING OF PERIOD...............   444,517,251      244,407,864        140,394,349      195,663,091
                                                  ------------     ------------       ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $493,759,782     $444,517,251       $113,905,646     $140,394,349
                                                  ============     ============       ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --               --                804              958
 Redeemed.......................................            --               --             (1,170)          (1,874)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................            --               --               (366)            (916)
                                                  ============     ============       ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................           397            1,454                284              415
 Redeemed.......................................          (663)            (561)              (336)            (501)
                                                  ------------     ------------       ------------     ------------
 Net Increase (Decrease)........................          (266)             893                (52)             (86)
                                                  ============     ============       ============     ============

                                                            EQ/MONTAG &
                                                         CALDWELL GROWTH*
                                                  ------------------------------
                                                        2010           2009
                                                  --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (240,624)    $  (211,189)
 Net realized gain (loss) on investments........      (221,111)     (2,553,089)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,091,944       9,435,395
                                                   -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     2,630,209       6,671,117
                                                   -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,717,825       4,006,913
  Transfers between funds including
   guaranteed interest account, net.............     2,702,557       4,465,376
  Transfers for contract benefits and
   terminations.................................    (2,928,496)     (1,504,471)
  Contract maintenance charges..................       (25,167)        (21,796)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                   -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,466,719       6,946,022
                                                   -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                   -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     7,096,928      13,617,139
NET ASSETS -- BEGINNING OF PERIOD...............    33,367,844      19,750,705
                                                   -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $40,464,772     $33,367,844
                                                   ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                   -----------     -----------
 Net Increase (Decrease)........................            --              --
                                                   ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           138             158
 Redeemed.......................................          (100)            (87)
                                                   -----------     -----------
 Net Increase (Decrease)........................            38              71
                                                   ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MORGAN STANLEY                       EQ/MUTUAL
                                                         MID CAP GROWTH*                    LARGE CAP EQUITY*
                                                 --------------------------------    -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ---------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,329,309)   $  (673,100)       $   164,168     $  (279,098)
 Net realized gain (loss) on investments........      9,526,054     (9,832,944)        (2,642,471)     (4,674,128)
 Change in unrealized appreciation
  (depreciation) of investments.................     24,597,898     32,631,370          5,403,690      10,705,264
                                                   ------------    -----------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     32,794,643     22,125,326          2,925,387       5,752,038
                                                   ------------    -----------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     23,705,704     12,720,890          3,545,852       4,096,697
  Transfers between funds including
   guaranteed interest account, net.............     32,598,308     21,101,585         (2,965,886)     (1,506,298)
  Transfers for contract benefits and
   terminations.................................     (7,651,516)    (3,114,451)        (2,290,840)     (1,928,874)
  Contract maintenance charges..................        (98,932)       (56,178)           (41,885)        (42,596)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --                 --              --
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     48,553,564     30,651,846         (1,752,759)        618,929
                                                   ------------    -----------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            171           (174)                --           1,101
                                                   ------------    -----------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     81,348,378     52,776,998          1,172,628       6,372,068
NET ASSETS -- BEGINNING OF PERIOD...............     84,828,018     32,051,020         29,449,044      23,076,976
                                                   ------------    -----------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................   $166,176,396    $84,828,018        $30,621,672     $29,449,044
                                                   ============    ===========        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            596            473                 65             105
 Redeemed.......................................           (261)          (195)               (87)            (92)
                                                   ------------    -----------        -----------     -----------
 Net Increase (Decrease)........................            335            278                (22)             13
                                                   ============    ===========        ===========     ===========
                                                              EQ/OPPENHEIMER
                                                                  GLOBAL*
                                                      -------------------------------
                                                            2010            2009
                                                      --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $  (173,991)    $   (88,575)
 Net realized gain (loss) on investments........          (229,922)     (2,156,868)
 Change in unrealized appreciation
  (depreciation) of investments.................         4,496,006       7,354,325
                                                       -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................         4,092,093       5,108,882
                                                       -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         5,488,568       4,062,593
  Transfers between funds including
   guaranteed interest account, net.............         7,265,992       3,113,608
  Transfers for contract benefits and
   terminations.................................        (1,878,710)       (865,014)
  Contract maintenance charges..................           (25,583)        (20,153)
  Adjustments to net assets allocated to
   contracts in payout period...................                --              --
                                                       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................        10,850,267       6,291,034
                                                       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                --           1,002
                                                       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............        14,942,360      11,400,918
NET ASSETS -- BEGINNING OF PERIOD...............        22,290,112      10,889,194
                                                       -----------     -----------
NET ASSETS -- END OF PERIOD.....................       $37,232,472     $22,290,112
                                                       ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................               195             141
 Redeemed.......................................               (81)            (59)
                                                       -----------     -----------
 Net Increase (Decrease)........................               114              82
                                                       ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/PIMCO ULTRA                         EQ/QUALITY BOND
                                                         SHORT BOND* (f)(g)                          PLUS* (k)
                                                 -----------------------------------    -----------------------------------
                                                       2010              2009                  2010              2009
                                                 ---------------- ------------------    ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,397,846)      $   (97,510)         $ 14,992,888      $  3,063,740
 Net realized gain (loss) on investments........    (4,458,221)       (4,972,669)           (1,768,967)       (3,894,674)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,236,570         9,671,573            (5,366,276)        6,292,433
                                                  ------------       -----------          ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................      (619,497)        4,601,394             7,857,645         5,461,499
                                                  ------------       -----------          ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    22,474,217        22,968,380            12,963,701        10,118,024
  Transfers between funds including
   guaranteed interest account, net.............    (7,523,129)       29,709,823            (6,960,632)       32,898,494
  Transfers for contract benefits and
   terminations.................................   (15,943,608)       (9,750,798)          (16,651,863)      (14,372,410)
  Contract maintenance charges..................      (119,565)         (101,405)             (150,523)         (146,458)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               103,576            31,581
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (1,112,085)       42,826,000           (10,695,741)       28,529,231
                                                  ------------       -----------          ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             4,499              (103,576)           16,459
                                                  ------------       -----------          ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............    (1,731,582)       47,431,893            (2,941,672)       34,007,189
NET ASSETS -- BEGINNING OF PERIOD...............   147,758,714       100,326,821           158,803,692       124,796,503
                                                  ------------       -----------          ------------      ------------
NET ASSETS -- END OF PERIOD.....................  $146,027,132       $147,758,714         $155,862,020      $158,803,692
                                                  ============       ============         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................            11                 6                   123               260
 Redeemed.......................................           (11)               (4)                 (174)             (149)
                                                  ------------       --------------       ------------      ------------
 Net Increase (Decrease)........................            --                 2                   (51)              111
                                                  ============       =============        ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................           483               774                    68               140
 Redeemed.......................................          (495)             (404)                  (77)              (69)
                                                  ------------       -------------        ------------      ------------
 Net Increase (Decrease)........................           (12)              370                    (9)               71
                                                  ============       =============        =============     ============

                                                          EQ/SMALL COMPANY
                                                             INDEX* (j)
                                                  -------------------------------
                                                        2010             2009
                                                  ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $   (498,795)   $    274,559
 Net realized gain (loss) on investments........    (17,107,096)    (21,088,359)
 Change in unrealized appreciation
  (depreciation) of investments.................     55,486,871      51,365,509
                                                   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     37,880,980      30,551,709
                                                   ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     20,918,349      20,808,435
  Transfers between funds including
   guaranteed interest account, net.............    (10,985,874)      5,394,008
  Transfers for contract benefits and
   terminations.................................    (11,970,727)     (7,753,526)
  Contract maintenance charges..................       (181,372)       (167,130)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (2,219,624)     18,281,787
                                                   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --              --
                                                   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS...............     35,661,356      48,833,496
NET ASSETS -- BEGINNING OF PERIOD...............    159,023,164     110,189,668
                                                   ------------    ------------
NET ASSETS -- END OF PERIOD.....................   $194,684,520    $159,023,164
                                                   ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                   ------------    ------------
 Net Increase (Decrease)........................             --              --
                                                   ============    ============
UNIT ACTIVITY CLASS B
 Issued.........................................            273             414
 Redeemed.......................................           (287)           (230)
                                                   ------------    ------------
 Net Increase (Decrease)........................            (14)            184
                                                   ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/T. ROWE PRICE                  EQ/TEMPLETON
                                                          GROWTH STOCK*                   GLOBAL EQUITY*
                                                 -------------------------------- -------------------------------
                                                       2010             2009            2010            2009
                                                 ---------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,424,940)   $  (889,733)    $     63,608    $    76,000
 Net realized gain (loss) on investments........     (2,802,618)    (4,848,544)      (2,947,614)    (4,057,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     21,153,042     30,073,682        4,817,139      9,908,524
                                                   ------------    -----------     ------------    -----------
 Net Increase (decrease) in net assets from
  operations....................................     16,925,484     24,335,405        1,933,133      5,927,015
                                                   ------------    -----------     ------------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     19,415,086     12,985,343        5,574,565      4,722,644
  Transfers between funds including
   guaranteed interest account, net.............     10,770,280     11,732,775       (1,472,917)       506,006
  Transfers for contract benefits and
   terminations.................................     (7,125,578)    (4,498,889)      (2,525,974)    (1,591,054)
  Contract maintenance charges..................       (110,085)       (94,131)         (44,234)       (39,597)
  Adjustments to net assets allocated to
   contracts in payout period...................             --             --               --             --
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................     22,949,703     20,125,098        1,531,440      3,597,999
                                                   ------------    -----------     ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            (86)            85               --             --
                                                   ------------    -----------     ------------    -----------
INCREASE (DECREASE) IN NET ASSETS...............     39,875,101     44,460,588        3,464,573      9,525,014
NET ASSETS -- BEGINNING OF PERIOD...............     96,907,404     52,446,816       27,977,947     18,452,933
                                                   ------------    -----------     ------------    -----------
NET ASSETS -- END OF PERIOD.....................   $136,782,505    $96,907,404     $ 31,442,520    $27,977,947
                                                   ============    ===========     ============    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            457            422              128            140
 Redeemed.......................................           (215)          (167)            (110)           (86)
                                                   ------------    -----------     ------------    -----------
 Net Increase (Decrease)........................            242            255               18             54
                                                   ============    ===========     ============    ===========

                                                          EQ/UBS GROWTH &
                                                              INCOME*
                                                 ---------------------------------
                                                        2010             2009
                                                 ----------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (117,068)     $    (70,559)
 Net realized gain (loss) on investments........    (1,595,271)       (3,485,462)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,095,661         8,247,785
                                                   -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,383,322         4,691,764
                                                   -----------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     2,024,182         2,240,756
  Transfers between funds including
   guaranteed interest account, net.............      (713,746)         (318,043)
  Transfers for contract benefits and
   terminations.................................    (1,473,352)         (870,796)
  Contract maintenance charges..................       (16,687)          (16,975)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                   -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (179,603)        1,034,942
                                                   -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             2,502
                                                   -----------      ------------
INCREASE (DECREASE) IN NET ASSETS...............     2,203,719         5,729,208
NET ASSETS -- BEGINNING OF PERIOD...............    20,745,622        15,016,414
                                                   -----------      ------------
NET ASSETS -- END OF PERIOD.....................   $22,949,341      $ 20,745,622
                                                   ===========      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................            66                81
 Redeemed.......................................           (67)              (69)
                                                   -----------      ------------
 Net Increase (Decrease)........................            (1)               12
                                                   ===========      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/WELLS FARGO
                                                          EQ/VAN KAMPEN                     ADVANTAGE
                                                            COMSTOCK*                     OMEGA GROWTH*
                                                 ------------------------------- -------------------------------
                                                       2010            2009            2010            2009
                                                 --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $     4,158     $    31,498     $  (704,011)    $  (331,305)
 Net realized gain (loss) on investments........   (1,121,223)     (4,087,514)      2,483,993      (1,964,016)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,851,791       8,047,463       7,873,233      12,917,877
                                                  -----------     -----------     -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,734,726       3,991,447       9,653,215      10,622,556
                                                  -----------     -----------     -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    2,500,256       2,480,897       6,729,167       4,670,144
  Transfers between funds including
   guaranteed interest account, net.............      651,497        (503,073)     15,640,317      11,985,942
  Transfers for contract benefits and
   terminations.................................   (1,622,479)     (1,108,468)     (4,666,468)     (1,847,065)
  Contract maintenance charges..................      (20,574)        (21,790)        (40,140)        (31,556)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    1,508,700         847,566      17,662,876      14,777,465
                                                  -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,823           2,776              --              --
                                                  -----------     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    4,246,249       4,841,789      27,316,091      25,400,021
NET ASSETS -- BEGINNING OF PERIOD...............   18,994,607      14,152,818      46,540,511      21,140,490
                                                  -----------     -----------     -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $23,240,856     $18,994,607     $73,856,602     $46,540,511
                                                  ===========     ===========     ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           84              88             339             278
 Redeemed.......................................          (67)            (75)           (162)            (99)
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           17              13             177             179
                                                  ===========     ===========     ===========     ===========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................           --              --              --              --
 Redeemed.......................................           --              --              --              --
                                                  -----------     -----------     -----------     -----------
 Net Increase (Decrease)........................           --              --              --              --
                                                  ===========     ===========     ===========     ===========

                                                  FIDELITY(R) VIP   FIDELITY(R) VIP
                                                   CONTRAFUND(R)     EQUITY-INCOME
                                                   PORTFOLIO (n)     PORTFOLIO (n)
                                                 ----------------- -----------------
                                                        2010              2010
                                                 ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    83,069         $ 1,932
 Net realized gain (loss) on investments........         45,719           1,826
 Change in unrealized appreciation
  (depreciation) of investments.................        924,926          15,561
                                                    -----------        --------
 Net Increase (decrease) in net assets from
  operations....................................      1,053,714          19,319
                                                    -----------        --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,996,556         162,774
  Transfers between funds including
   guaranteed interest account, net.............     11,905,994          10,219
  Transfers for contract benefits and
   terminations.................................        (56,485)             (7)
  Contract maintenance charges..................         (1,155)             --
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------        --------
Net increase (decrease) in net assets from
 contractowners transactions....................     15,844,910         172,986
                                                    -----------        --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,015              --
                                                    -----------        --------
INCREASE (DECREASE) IN NET ASSETS...............     16,899,639         192,305
NET ASSETS -- BEGINNING OF PERIOD...............             --              --
                                                    -----------        --------
NET ASSETS -- END OF PERIOD.....................    $16,899,639        $192,305
                                                    ===========        ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             --              --
 Redeemed.......................................             --              --
                                                    -----------        --------
 Net Increase (Decrease)........................             --              --
                                                    ===========        ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            150               2
 Redeemed.......................................             (3)             --
                                                    -----------        --------
 Net Increase (Decrease)........................            147               2
                                                    ===========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  FIDELITY(R) VIP    GOLDMAN SACHS VIT        INVESCO V.I.
                                                      MID CAP             MID CAP              FINANCIAL
                                                   PORTFOLIO (n)       VALUE FUND (n)      SERVICES FUND (n)
                                                 ----------------   -------------------   -------------------
                                                       2010                 2010                  2010
                                                 ----------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $   (2,920)          $    432               $  (114)
 Net realized gain (loss) on investments........         7,571              2,210                 1,051
 Change in unrealized appreciation
  (depreciation) of investments.................       126,514             34,311                 2,548
                                                    ----------           --------               -------
 Net Increase (decrease) in net assets from
  operations....................................       131,165             36,953                 3,485
                                                    ----------           --------               -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     1,246,608            272,613                16,357
  Transfers between funds including
   guaranteed interest account, net.............       196,159             67,440                11,900
  Transfers for contract benefits and
   terminations.................................        (4,391)               (86)                   --
  Contract maintenance charges..................           (97)               (21)                   (4)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                 --                    --
                                                    ----------           --------               -------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,438,279            339,946                28,253
                                                    ----------           --------               -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                 --                     1
                                                    ----------           --------               -------
INCREASE (DECREASE) IN NET ASSETS...............     1,569,444            376,899                31,739
NET ASSETS -- BEGINNING OF PERIOD...............            --                 --                    --
                                                    ----------           --------               -------
NET ASSETS -- END OF PERIOD.....................    $1,569,444           $376,899               $31,739
                                                    ==========           ========               =======
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued.........................................            --                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE CLASS 2
 Issued.........................................            13                 --                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            13                 --                    --
                                                    ==========           ========               =======
UNIT ACTIVITY SERVICE SHARES
 Issued.........................................            --                  3                    --
 Redeemed.......................................            --                 --                    --
                                                    ----------           --------               -------
 Net Increase (Decrease)........................            --                  3                    --
                                                    ==========           ========               =======

                                                      INVESCO V.I.          INVESCO V.I.       INVESCO V.I.
                                                   GLOBAL REAL ESTATE      INTERNATIONAL       MID CAP CORE
                                                        FUND (n)          GROWTH FUND (n)     EQUITY FUND (n)
                                                  --------------------   -----------------   ----------------
                                                          2010                  2010               2010
                                                  --------------------   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................          $    2,850           $    4,721          $   (3,199)
 Net realized gain (loss) on investments........              10,872                4,023               3,524
 Change in unrealized appreciation
  (depreciation) of investments.................              72,834               74,627              92,677
                                                          ----------           ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................              86,556               83,371              93,002
                                                          ----------           ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........             594,921              968,726             402,847
  Transfers between funds including
   guaranteed interest account, net.............           2,964,303              212,108           1,458,668
  Transfers for contract benefits and
   terminations.................................             (11,245)                (939)            (15,994)
  Contract maintenance charges..................                (168)                 (98)               (151)
  Adjustments to net assets allocated to
   contracts in payout period...................                  --                   --                  --
                                                          ----------           ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................           3,547,811            1,179,797           1,845,370
                                                          ----------           ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                 101                  500                --
                                                          ----------           ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............           3,634,468            1,263,668           1,938,372
NET ASSETS -- BEGINNING OF PERIOD...............                  --                   --                  --
                                                          ----------           ----------          ----------
NET ASSETS -- END OF PERIOD.....................          $3,634,468           $1,263,668          $1,938,372
                                                          ==========           ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Series II
 Issued ........................................                  35                   12                  17
 Redeemed ......................................                  (2)                --                    (1)
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  33                   12                  16
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE CLASS 2
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................                  --                   --                  --
 Redeemed ......................................                  --                   --                  --
                                                          ----------           ----------          ----------
 Net Increase (Decrease) .......................                  --                   --                  --
                                                          ==========           ==========          ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  INVESCO V.I. SMALL CAP     IVY FUNDS VIP       IVY FUNDS VIP
                                                     EQUITY FUND (n)           ENERGY (n)       HIGH INCOME (p)
                                                 -----------------------    ---------------    -----------------
                                                          2010                    2010                2010
                                                 -----------------------    ---------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $ (1,559)               $   (6,506)         $   (8,823)
 Net realized gain (loss) on investments........         13,047                    78,997              24,963
 Change in unrealized appreciation
  (depreciation) of investments.................         57,945                   275,589              74,964
                                                       --------                ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................         69,433                   348,080              91,104
                                                       --------                ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........        154,565                   621,767             956,168
  Transfers between funds including
   guaranteed interest account, net.............        564,858                 2,821,791           4,655,205
  Transfers for contract benefits and
   terminations.................................         (1,255)                  (32,351)            (20,900)
  Contract maintenance charges..................            (32)                     (182)               (242)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                        --                  --
                                                       --------                ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................        718,136                 3,411,025           5,590,231
                                                       --------                ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             30                       514                 369
                                                       --------                ----------          ----------
INCREASE (DECREASE) IN NET ASSETS...............        787,599                 3,759,619           5,681,704
NET ASSETS -- BEGINNING OF PERIOD...............             --                        --                  --
                                                       --------                ----------          ----------
NET ASSETS -- END OF PERIOD.....................       $787,599                $3,759,619          $5,681,704
                                                       ========                ==========          ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued ........................................             --                        36                  65
 Redeemed ......................................             --                        (7)                (12)
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        29                  53
                                                       ========                ==========          ==========
Unit Activity Series II
 Issued ........................................              7                        --                  --
 Redeemed ......................................             (2)                       --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................              5                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE CLASS
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========
UNIT ACTIVITY SERVICE SHARES
 Issued ........................................             --                        --                  --
 Redeemed ......................................             --                        --                  --
                                                       --------                ----------          ----------
 Net Increase (Decrease) .......................             --                        --                  --
                                                       ========                ==========          ==========

                                                      IVY FUNDS VIP       LAZARD RETIREMENT EMERGING    MFS(R) INTERNATIONAL
                                                  SMALL CAP GROWTH (n)   MARKETS EQUITY PORTFOLIO (p)    VALUE PORTFOLIO (n)
                                                 ---------------------- ------------------------------ ----------------------
                                                          2010                       2010                       2010
                                                 ---------------------- ------------------------------ ----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (850)              $   117,468                   $  (12,861)
 Net realized gain (loss) on investments........             531                    30,515                       24,590
 Change in unrealized appreciation
  (depreciation) of investments.................          39,189                   263,453                      214,831
                                                        --------               -----------                   ----------
 Net Increase (decrease) in net assets from
  operations....................................          38,870                   411,436                      226,560
                                                        --------               -----------                   ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         220,952                 1,880,872                    1,389,850
  Transfers between funds including
   guaranteed interest account, net.............           8,265                14,162,175                    4,510,852
  Transfers for contract benefits and
   terminations.................................            (406)                  (55,963)                     (24,688)
  Contract maintenance charges..................             (10)                   (1,108)                        (487)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                        --                           --
                                                        --------               -----------                   ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         228,801                15,985,976                    5,875,527
                                                        --------               -----------                   ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                       332                           --
                                                        --------               -----------                   ----------
INCREASE (DECREASE) IN NET ASSETS...............         267,671                16,397,744                    6,102,087
NET ASSETS -- BEGINNING OF PERIOD...............            --                        --                           --
                                                        --------               -----------                   ----------
NET ASSETS -- END OF PERIOD.....................        $267,671               $16,397,744                   $6,102,087
                                                        ========               ===========                   ==========
CHANGES IN UNITS (000'S):
Unit Activity Common Shares
 Issued .....................................                  2                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                  2                        --                           --
                                                        ========               ===========                   ==========
Unit Activity Series II
 Issued .....................................                 --                        --                           --
 Redeemed ...................................                 --                        --                           --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           --
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE CLASS
 Issued .....................................                 --                        --                           61
 Redeemed ...................................                 --                        --                           (6)
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                        --                           55
                                                        ========               ===========                   ==========
UNIT ACTIVITY SERVICE SHARES
 Issued .....................................                 --                       161                           --
 Redeemed ...................................                 --                       (17)                          --
                                                        --------               -----------                   ----------
 Net Increase (Decrease) ....................                 --                       144                           --
                                                        ========               ===========                   ==========


-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      MFS(R) INVESTORS        MFS(R) INVESTORS     MFS(R) TECHNOLOGY
                                                  GROWTH STOCK SERIES (p)     TRUST SERIES (n)       PORTFOLIO (p)
                                                 -------------------------   ------------------   ------------------
                                                            2010                    2010                  2010
                                                 -------------------------   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $   (540)               $   (4,556)          $   (3,170)
 Net realized gain (loss) on investments........              658                     2,081               25,780
 Change in unrealized appreciation
  (depreciation) of investments.................           12,697                   109,929               43,770
                                                         --------                ----------           ----------
 Net Increase (decrease) in net assets from
  operations....................................           12,815                   107,454               66,380
                                                         --------                ----------           ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........           75,193                   608,136              199,043
  Transfers between funds including
   guaranteed interest account, net.............          225,722                 1,034,105            1,715,830
  Transfers for contract benefits and
   terminations.................................               --                    (1,750)              (7,764)
  Contract maintenance charges..................              (20)                     (131)                 (65)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                        --                   --
                                                         --------                ----------           ----------
Net increase (decrease) in net assets from
 contractowners transactions....................          300,895                 1,640,360            1,907,044
                                                         --------                ----------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               11                       200                   --
                                                         --------                ----------           ----------
INCREASE (DECREASE) IN NET ASSETS...............          313,721                 1,748,014            1,973,424
NET ASSETS -- BEGINNING OF PERIOD...............               --                        --                   --
                                                         --------                ----------           ----------
NET ASSETS -- END OF PERIOD.....................         $313,721                $1,748,014           $1,973,424
                                                         ========                ==========           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                        --                   --
 Redeemed.......................................               --                        --                   --
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................               --                        --                   --
                                                         ========                ==========           ==========
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................                3                        16                   21
 Redeemed.......................................               --                        --                   (5)
                                                         --------                ----------           ----------
 Net Increase (Decrease)........................                3                        16                   16
                                                         ========                ==========           ==========

                                                    MFS(R) UTILITIES               MULTIMANAGER
                                                       SERIES (p)            AGGRESSIVE EQUITY* (h)(o)
                                                   ------------------    ---------------------------------
                                                          2010                 2010             2009
                                                   ------------------    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................       $   (3,705)        $ (1,058,755)     $ (2,857,970)
 Net realized gain (loss) on investments........           10,255          (18,591,492)      (31,688,872)
 Change in unrealized appreciation
  (depreciation) of investments.................           60,304          110,198,763       177,657,200
                                                       ----------         ------------      ------------
 Net Increase (decrease) in net assets from
  operations....................................           66,854           90,548,516       143,110,358
                                                       ----------         ------------      ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          127,191           19,398,448        18,437,033
  Transfers between funds including
   guaranteed interest account, net.............        1,886,177            6,540,704        25,233,474
  Transfers for contract benefits and
   terminations.................................          (12,341)         (51,432,937)      (37,973,023)
  Contract maintenance charges..................              (63)            (625,952)         (639,419)
  Adjustments to net assets allocated to
   contracts in payout period...................               --             (108,151)         (176,126)
                                                       ----------         ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................        2,000,964          (26,227,888)        4,881,939
                                                       ----------         ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               --              477,256           346,960
                                                       ----------         ------------      ------------
INCREASE (DECREASE) IN NET ASSETS...............        2,067,818           64,797,884       148,339,257
NET ASSETS -- BEGINNING OF PERIOD...............               --          562,051,793       413,712,536
                                                       ----------         ------------      ------------
NET ASSETS -- END OF PERIOD.....................       $2,067,818         $626,849,677      $562,051,793
                                                       ==========         ============      ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................               --                  889             1,211
 Redeemed.......................................               --               (1,339)           (1,359)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                 (450)             (148)
                                                       ==========         ============      ============
UNIT ACTIVITY CLASS B
 Issued.........................................               --                  150               185
 Redeemed.......................................               --                  (62)              (39)
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               --                   88               146
                                                       ==========         ============      ============
UNIT ACTIVITY SERVICE CLASS
 Issued.........................................               20                   --                --
 Redeemed.......................................               (1)                  --                --
                                                       ----------         ------------      ------------
 Net Increase (Decrease)........................               19                   --                --
                                                       ==========         ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND*                  INTERNATIONAL EQUITY*
                                                 -------------------------------- ---------------------------------
                                                       2010             2009            2010             2009
                                                 ---------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,574,439    $ 1,768,689     $  1,172,233     $    202,953
 Net realized gain (loss) on investments........     2,641,856        (25,331)     (11,273,751)     (14,665,823)
 Change in unrealized appreciation
  (depreciation) of investments.................       120,226      3,241,851       13,941,930       31,165,901
                                                  ------------    -----------     ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     4,336,521      4,985,209        3,840,412       16,703,031
                                                  ------------    -----------     ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,904,861      8,873,186        6,375,981        7,159,602
  Transfers between funds including
   guaranteed interest account, net.............    18,931,667      9,345,287       (4,793,495)      (4,596,150)
  Transfers for contract benefits and
   terminations.................................   (10,350,843)    (7,887,303)      (7,171,491)      (5,041,720)
  Contract maintenance charges..................       (73,621)       (73,700)         (68,881)         (77,559)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --               --               --
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,412,064     10,257,470       (5,657,886)      (2,555,827)
                                                  ------------    -----------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --               --            1,002
                                                  ------------    -----------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............    24,748,585     15,242,679       (1,817,474)      14,148,206
NET ASSETS -- BEGINNING OF PERIOD...............    86,991,865     71,749,186       74,904,781       60,756,575
                                                  ------------    -----------     ------------     ------------
NET ASSETS -- END OF PERIOD.....................  $111,740,450    $86,991,865     $ 73,087,307     $ 74,904,781
                                                  ============    ===========     ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           351            257              109              169
 Redeemed.......................................          (199)          (173)            (154)            (188)
                                                  ------------    -----------     ------------     ------------
 Net Increase (Decrease)........................           152             84              (45)             (19)
                                                  ============    ===========     ============     ============

                                                           MULTIMANAGER
                                                      LARGE CAP CORE EQUITY*
                                                 ---------------------------------
                                                       2010             2009
                                                 --------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (149,837)     $    17,756
 Net realized gain (loss) on investments........   (1,097,537)      (1,670,626)
 Change in unrealized appreciation
  (depreciation) of investments.................    2,640,215        5,106,848
                                                  -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    1,392,841        3,453,978
                                                  -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      940,870        1,059,958
  Transfers between funds including
   guaranteed interest account, net.............     (935,824)        (401,734)
  Transfers for contract benefits and
   terminations.................................   (1,385,993)      (1,263,018)
  Contract maintenance charges..................      (13,655)         (15,353)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --
                                                  -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (1,394,602)        (620,147)
                                                  -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --
                                                  -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............       (1,761)       2,833,831
NET ASSETS -- BEGINNING OF PERIOD...............   15,032,374       12,198,543
                                                  -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $15,030,613      $15,032,374
                                                  ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           20               31
 Redeemed.......................................          (33)             (40)
                                                  -----------      -----------
 Net Increase (Decrease)........................          (13)              (9)
                                                  ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                         LARGE CAP VALUE*                    MID CAP GROWTH*
                                                 --------------------------------    -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ----------------    --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  (213,492)    $    295,512        $  (864,448)     $  (677,654)
 Net realized gain (loss) on investments........   (5,898,995)     (11,180,615)        (2,990,864)      (7,898,488)
 Change in unrealized appreciation
  (depreciation) of investments.................   12,270,656       20,794,326         19,385,816       26,837,470
                                                  -----------     ------------        -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................    6,158,169        9,909,223         15,530,504       18,261,328
                                                  -----------     ------------        -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,166,483        5,665,350          5,056,104        5,292,698
  Transfers between funds including
   guaranteed interest account, net.............   (4,050,653)      (3,530,882)        (3,044,036)        (999,843)
  Transfers for contract benefits and
   terminations.................................   (5,429,140)      (4,250,320)        (5,752,099)      (4,153,693)
  Contract maintenance charges..................      (54,701)         (56,280)           (65,428)         (66,555)
  Adjustments to net assets allocated to
   contracts in payout period...................           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................   (4,368,011)      (2,172,132)        (3,805,459)          72,607
                                                  -----------     ------------        -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           --               --                 --               --
                                                  -----------     ------------        -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............    1,790,158        7,737,091         11,725,045       18,333,935
NET ASSETS -- BEGINNING OF PERIOD...............   55,670,745       47,933,654         64,450,265       46,116,330
                                                  -----------     ------------        -----------      -----------
NET ASSETS -- END OF PERIOD.....................  $57,460,903     $ 55,670,745        $76,175,310      $64,450,265
                                                  ===========     ============        ===========      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           75              135                121              147
 Redeemed.......................................         (114)            (151)              (158)            (146)
                                                  -----------     ------------        -----------      -----------
 Net Increase (Decrease)........................          (39)             (16)               (37)               1
                                                  ===========     ============        ===========      ===========

                                                           MULTIMANAGER
                                                          MID CAP VALUE*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $  (328,336)   $   877,879
 Net realized gain (loss) on investments........    (3,274,390)    (7,157,528)
 Change in unrealized appreciation
  (depreciation) of investments.................    17,560,417     23,852,581
                                                   -----------    -----------
 Net Increase (decrease) in net assets from
  operations....................................    13,957,691     17,572,932
                                                   -----------    -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     4,791,638      4,311,813
  Transfers between funds including
   guaranteed interest account, net.............     1,106,926        701,266
  Transfers for contract benefits and
   terminations.................................    (5,925,990)    (4,195,560)
  Contract maintenance charges..................       (51,829)       (50,915)
  Adjustments to net assets allocated to
   contracts in payout period...................            --             --
                                                   -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       (79,255)       766,604
                                                   -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --             --
                                                   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS...............    13,878,436     18,339,536
NET ASSETS -- BEGINNING OF PERIOD...............    60,258,390     41,918,854
                                                   -----------    -----------
NET ASSETS -- END OF PERIOD.....................   $74,136,826    $60,258,390
                                                   ===========    ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................           131            131
 Redeemed.......................................          (131)          (122)
                                                   -----------    -----------
 Net Increase (Decrease)........................            --              9
                                                   ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           MULTIMANAGER                       MULTIMANAGER
                                                        MULTI-SECTOR BOND*                  SMALL CAP GROWTH*
                                                 ---------------------------------   -------------------------------
                                                       2010             2009               2010            2009
                                                 ---------------- ----------------   --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $  1,868,118     $  3,832,757       $  (587,147)    $  (464,519)
 Net realized gain (loss) on investments........    (8,626,841)     (12,151,717)        (3,624,890)     (9,302,045)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,128,936       17,477,411         15,038,194      20,585,009
                                                  ------------     ------------        -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................     6,370,213        9,158,451         10,826,157      10,818,445
                                                  ------------     ------------        -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,569,863        8,653,887          4,572,481       5,031,268
  Transfers between funds including
   guaranteed interest account, net.............     2,536,422       (5,179,465)        (3,037,557)     (1,919,174)
  Transfers for contract benefits and
   terminations.................................   (13,731,471)     (11,932,764)        (3,380,922)     (2,172,643)
  Contract maintenance charges..................      (131,069)        (147,198)           (52,611)        (53,522)
  Adjustments to net assets allocated to
   contracts in payout period...................        16,208              160                 --              --
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................       259,953       (8,605,380)        (1,898,609)        885,929
                                                  ------------     ------------        -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (16,208)          29,841                 --         175,001
                                                  ------------     ------------        -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............     6,613,958          582,912          8,927,548      11,879,375
NET ASSETS -- BEGINNING OF PERIOD...............   116,015,006      115,432,094         44,101,795      32,222,420
                                                  ------------     ------------        -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $122,628,964     $116,015,006        $53,029,343     $44,101,795
                                                  ============     ============        ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................           116               90                 --              --
 Redeemed.......................................          (129)            (136)                --              --
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................           (13)             (46)                --              --
                                                  ============     ============        ===========     ===========
UNIT ACTIVITY CLASS B
 Issued.........................................           102               52                100             139
 Redeemed.......................................           (74)             (73)              (119)           (126)
                                                  ------------     ------------        -----------     -----------
 Net Increase (Decrease)........................            28              (21)               (19)             13
                                                  ============     ============        ===========     ===========


                                                            MULTIMANAGER
                                                          SMALL CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................   $ (1,412,281)    $   (253,507)
 Net realized gain (loss) on investments........    (18,347,017)     (23,315,753)
 Change in unrealized appreciation
  (depreciation) of investments.................     44,919,404       47,397,830
                                                   ------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     25,160,106       23,828,570
                                                   ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........     10,588,219       12,365,671
  Transfers between funds including
   guaranteed interest account, net.............     (9,506,526)      (7,549,850)
  Transfers for contract benefits and
   terminations.................................    (10,628,958)      (7,147,211)
  Contract maintenance charges..................       (146,649)        (153,150)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (9,693,914)      (2,484,540)
                                                   ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --               --
                                                   ------------     ------------
INCREASE (DECREASE) IN NET ASSETS...............     15,466,192       21,344,030
NET ASSETS -- BEGINNING OF PERIOD...............    119,168,900       97,824,870
                                                   ------------     ------------
NET ASSETS -- END OF PERIOD.....................   $134,635,092     $119,168,900
                                                   ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                   ------------     ------------
 Net Increase (Decrease)........................             --               --
                                                   ============     ============
UNIT ACTIVITY CLASS B
 Issued.........................................            176              181
 Redeemed.......................................           (246)            (200)
                                                   ------------     ------------
 Net Increase (Decrease)........................            (70)             (19)
                                                   ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        OPPENHEIMER
                                                           MULTIMANAGER                 MAIN STREET
                                                            TECHNOLOGY*               FUND(R)/VA (n)
                                                 --------------------------------    ----------------
                                                       2010             2009               2010
                                                 ---------------- ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $ (1,481,261)     $ (1,106,589)        $  (161)
 Net realized gain (loss) on investments........    (4,043,575)       (7,655,403)            342
 Change in unrealized appreciation
  (depreciation) of investments.................    23,048,143        47,160,006           4,347
                                                  ------------      ------------         -------
 Net Increase (decrease) in net assets from
  operations....................................    17,523,307        38,398,014           4,528
                                                  ------------      ------------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    11,144,764         8,377,531          50,485
  Transfers between funds including
   guaranteed interest account, net.............    (6,137,023)        9,930,444          (2,581)
  Transfers for contract benefits and
   terminations.................................   (10,386,385)       (6,965,312)             --
  Contract maintenance charges..................      (111,167)         (108,956)             --
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --
                                                  ------------      ------------         -------
Net increase (decrease) in net assets from
 contractowners transactions....................    (5,489,811)       11,233,707          47,904
                                                  ------------      ------------         -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --                --               4
                                                  ------------      ------------         -------
INCREASE (DECREASE) IN NET ASSETS...............    12,033,496        49,631,721          52,436
NET ASSETS -- BEGINNING OF PERIOD...............   114,358,320        64,726,599              --
                                                  ------------      ------------         -------
NET ASSETS -- END OF PERIOD.....................  $126,391,816      $114,358,320         $52,436
                                                  ============      ============         =======
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................            --                --              --
 Redeemed.......................................            --                --              --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................            --                --              --
                                                  ============      ============         =======
UNIT ACTIVITY CLASS B
 Issued.........................................           385               498              --
 Redeemed.......................................          (438)             (365)             --
                                                  ------------      ------------         -------
 Net Increase (Decrease)........................           (53)              133              --
                                                  ============      ============         =======

                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                  COMMODITYREALRETURN(R)            TARGET 2015
                                                  STRATEGY PORTFOLIO (n)            ALLOCATION*
                                                 ------------------------ -------------------------------
                                                           2010                 2010            2009
                                                 ------------------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................         $ 15,018          $    39,044      $   407,394
 Net realized gain (loss) on investments........            8,900             (549,513)      (1,667,357)
 Change in unrealized appreciation
  (depreciation) of investments.................           32,421            2,119,768        3,479,083
                                                         --------          -----------      -----------
 Net Increase (decrease) in net assets from
  operations....................................           56,339            1,609,299        2,219,120
                                                         --------          -----------      -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........          388,751            3,703,450        2,955,744
  Transfers between funds including
   guaranteed interest account, net.............          116,778              611,172        1,707,506
  Transfers for contract benefits and
   terminations.................................             (502)          (1,329,761)      (1,085,372)
  Contract maintenance charges..................              (91)             (15,462)         (12,940)
  Adjustments to net assets allocated to
   contracts in payout period...................               --                   --               --
                                                         --------          -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions....................          504,936            2,969,399        3,564,938
                                                         --------          -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............                2                   --               --
                                                         --------          -----------      -----------
INCREASE (DECREASE) IN NET ASSETS...............          561,277            4,578,698        5,784,058
NET ASSETS -- BEGINNING OF PERIOD...............               --           15,925,832       10,141,774
                                                         --------          -----------      -----------
NET ASSETS -- END OF PERIOD.....................         $561,277          $20,504,530      $15,925,832
                                                         ========          ===========      ===========
CHANGES IN UNITS (000'S):
Unit Activity Advisor Class
 Issued.........................................                4                   --               --
 Redeemed.......................................               --                   --               --
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................                4                   --               --
                                                         ========          ===========      ===========
UNIT ACTIVITY CLASS B
 Issued.........................................               --                   83               89
 Redeemed.......................................               --                  (52)             (46)
                                                         --------          -----------      -----------
 Net Increase (Decrease)........................               --                   31               43
                                                         ========          ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           TARGET 2025                         TARGET 2035
                                                           ALLOCATION*                         ALLOCATION*
                                                 -------------------------------     -------------------------------
                                                       2010            2009                2010            2009
                                                 --------------- ---------------     --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................  $    40,188     $   502,501          $    21,783     $   365,842
 Net realized gain (loss) on investments........   (1,098,680)     (1,444,446)            (609,874)       (907,256)
 Change in unrealized appreciation
  (depreciation) of investments.................    3,563,709       4,003,872            2,680,639       3,133,847
                                                  -----------     -----------          -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................    2,505,217       3,061,927            2,092,548       2,592,433
                                                  -----------     -----------          -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........    5,132,316       5,270,879            5,196,367       5,366,641
  Transfers between funds including
   guaranteed interest account, net.............      707,050       1,684,898              345,751         428,501
  Transfers for contract benefits and
   terminations.................................   (1,163,150)       (647,665)            (943,020)       (457,657)
  Contract maintenance charges..................      (35,979)        (27,142)             (54,532)        (41,283)
  Adjustments to net assets allocated to
   contracts in payout period...................           --              --                   --              --
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................    4,640,237       6,280,970            4,544,566       5,296,202
                                                  -----------     -----------          -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        2,003             701                   --              --
                                                  -----------     -----------          -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............    7,147,457       9,343,598            6,637,114       7,888,635
NET ASSETS -- BEGINNING OF PERIOD...............   20,037,885      10,694,287           14,883,451       6,994,816
                                                  -----------     -----------          -----------     -----------
NET ASSETS -- END OF PERIOD.....................  $27,185,342     $20,037,885          $21,520,565     $14,883,451
                                                  ===========     ===========          ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................          102             109                   82              91
 Redeemed.......................................          (52)            (30)                 (32)            (19)
                                                  -----------     -----------          -----------     -----------
 Net Increase (Decrease)........................           50              79                   50              72
                                                  ===========     ===========          ===========     ===========

                                                            TARGET 2045
                                                            ALLOCATION*
                                                  -------------------------------
                                                        2010            2009
                                                  --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................    $    (4,230)    $   245,229
 Net realized gain (loss) on investments........       (449,615)       (919,291)
 Change in unrealized appreciation
  (depreciation) of investments.................      1,917,089       2,602,775
                                                    -----------     -----------
 Net Increase (decrease) in net assets from
  operations....................................      1,463,244       1,928,713
                                                    -----------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........      3,985,090       3,448,464
  Transfers between funds including
   guaranteed interest account, net.............       (452,007)        262,090
  Transfers for contract benefits and
   terminations.................................       (715,287)       (254,300)
  Contract maintenance charges..................        (46,945)        (35,251)
  Adjustments to net assets allocated to
   contracts in payout period...................             --              --
                                                    -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions....................      2,770,851       3,421,003
                                                    -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --           1,002
                                                    -----------     -----------
INCREASE (DECREASE) IN NET ASSETS...............      4,234,095       5,350,718
NET ASSETS -- BEGINNING OF PERIOD...............     10,042,723       4,692,005
                                                    -----------     -----------
NET ASSETS -- END OF PERIOD.....................    $14,276,818     $10,042,723
                                                    ===========     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.........................................             53              66
 Redeemed.......................................            (23)            (18)
                                                    -----------     -----------
 Net Increase (Decrease)........................             30              48
                                                    ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         TEMPLETON
                                                        GLOBAL BOND
                                                    SECURITIES FUND (n)
                                                   --------------------
                                                           2010
                                                   --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................        $   (3,766)
 Net realized gain (loss) on investments........             2,115
 Change in unrealized appreciation
  (depreciation) of investments.................            43,778
                                                        ----------
 Net Increase (decrease) in net assets from
  operations....................................            42,127
                                                        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners.........         1,550,703
  Transfers between funds including
   guaranteed interest account, net.............           445,406
  Transfers for contract benefits and
   terminations.................................            (3,713)
  Contract maintenance charges..................              (173)
  Adjustments to net assets allocated to
   contracts in payout period...................                --
                                                        ----------
Net increase (decrease) in net assets from
 contractowners transactions....................         1,992,223
                                                        ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............               300
                                                        ----------
INCREASE (DECREASE) IN NET ASSETS...............         2,034,650
NET ASSETS -- BEGINNING OF PERIOD...............                --
                                                        ----------
NET ASSETS -- END OF PERIOD.....................        $2,034,650
                                                        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued.........................................                19
 Redeemed.......................................                --
                                                        ----------
 Net Increase (Decrease)........................                19
                                                        ==========

-------
The accompanying notes are an integral part of these financial statements.

* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(h) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m) Units were made available for sale on September 18, 2009.
(n) Units were made available on May 3, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available on September 20, 2010.
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology
o Target 2015 Allocation
o Target 2025 Allocation
o Target 2035 Allocation
o Target 2045 Allocation

  EQ ADVISORS TRUST*
  ------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers & Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market
o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth (1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/PIMCO Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth (2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
  ---------------------------------------------
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Equity-Income Portfolio
o Fidelity(R) VIP Mid Cap Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  ----------------------------------------------------
o Templeton Global Bond Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
  --------------------------------------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund
o Invesco V.I. Global Real Estate Fund
o Invesco V.I. International Growth Fund
o Invesco V.I. Mid Cap Core Equity Fund
o Invesco V.I. Small Cap Equity Fund

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Energy
o Ivy Funds VIP High Income
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Portfolio
o MFS(R) Utilities Series

  OPPENHEIMER VARIABLE ACCOUNT FUNDS
  ----------------------------------
o Oppenheimer Main Street Fund(R)/VA

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio

----------
(1)  Formerly known as EQ/Van Kampen Mid Cap Growth.
(2)  Formerly known as EQ/Evergreen Omega

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

1. Organization (Concluded)

arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Vantage Series 900
o EQUI-VEST(R) Strategies Series 900 and 901
o Momentum
o Momentum Plus
o Variable Immediate Annuity

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

2. Significant Accounting Policies (Concluded)

Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

o EQUI-VEST(R) Series 100 through 801
o EQUI-VEST(R) Strategies Series 900 and 901
o EQUIPLAN
o Old Contracts

Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                               PURCHASES       SALES
                                            -------------- -------------
All Asset Allocation.....................    $ 10,451,887   $ 1,183,260
American Century VP Mid Cap Value........         468,558        37,021
AXA Aggressive Allocation................     125,245,977    59,936,586
AXA Balanced Strategy....................      16,107,208     1,676,457
AXA Conservative Allocation..............      50,080,239    24,855,902
AXA Conservative Growth Strategy.........       2,800,314       386,318

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Continued)

                                                   PURCHASES        SALES
                                                -------------- --------------
AXA Conservative Strategy....................    $  1,207,750   $     34,361
AXA Conservative-Plus Allocation.............      60,119,026     33,243,740
AXA Growth Strategy..........................         729,577        760,325
AXA Moderate Allocation......................     223,552,589    165,477,812
AXA Moderate-Plus Allocation.................     228,416,181    123,911,005
AXA Tactical Manager 2000....................         573,489        193,000
AXA Tactical Manager 400.....................       1,009,586        111,530
AXA Tactical Manager 500.....................       1,169,350         22,311
AXA Tactical Manager International...........         850,255        241,712
EQ/AllianceBernstein International...........      68,887,753    105,390,389
EQ/AllianceBernstein Small Cap Growth........      58,461,188     76,219,784
EQ/AXA Franklin Small Cap Value Core.........       8,289,570      6,986,394
EQ/Blackrock Basic Value Equity..............      93,574,544     63,001,631
EQ/Blackrock International Value.............      46,781,223     52,130,545
EQ/Boston Advisors Equity Income.............      13,590,070     12,639,554
EQ/Calvert Socially Responsible..............       3,903,886      3,049,335
EQ/Capital Guardian Growth...................       4,471,355      4,233,701
EQ/Capital Guardian Research.................      13,713,507     28,391,947
EQ/Common Stock Index........................      98,897,797    302,332,338
EQ/Core Bond Index...........................      26,977,755     29,940,096
EQ/Davis New York Venture....................      11,229,865      7,388,548
EQ/Equity 500 Index..........................     142,509,465    169,214,535
EQ/Equity Growth PLUS........................      47,499,891     78,946,036
EQ/Franklin Core Balanced....................      16,762,446     21,328,119
EQ/Franklin Templeton Allocation.............      13,279,484     10,530,846
EQ/GAMCO Mergers & Acquisitions..............       8,311,525      4,538,396
EQ/GAMCO Small Company Value.................     118,165,048     58,040,015
EQ/Global Bond PLUS..........................      32,678,135     18,832,783
EQ/Global Multi-Sector Equity................     117,525,269    124,717,510
EQ/Intermediate Government Bond Index........      17,142,579     25,350,364
EQ/International Core PLUS...................      43,190,486     29,696,548
EQ/International Growth......................      29,281,763     16,880,486
EQ/JPMorgan Value Opportunities..............      11,183,788     10,841,673
EQ/Large Cap Core PLUS.......................       5,511,861      3,448,478
EQ/Large Cap Growth Index....................      15,978,983     24,752,242
EQ/Large Cap Growth PLUS.....................      21,560,727     40,427,674
EQ/Large Cap Value Index.....................       5,725,064      5,359,130
EQ/Large Cap Value PLUS......................      79,559,645    160,001,581
EQ/Lord Abbett Growth and Income.............       8,298,077      5,392,767
EQ/Lord Abbett Large Cap Core................      19,484,633      7,600,877
EQ/Mid Cap Index.............................      49,446,007     58,304,346
EQ/Mid Cap Value PLUS........................      59,653,500     99,051,129
EQ/Money Market..............................      60,881,160     87,368,708
EQ/Montag & Caldwell Growth..................      16,109,115     11,883,020
EQ/Morgan Stanley Mid Cap Growth.............      85,515,931     38,176,860
EQ/Mutual Large Cap Equity...................       5,923,344      7,511,935
EQ/Oppenheimer Global........................      18,667,897      7,991,621
EQ/PIMCO Ultra Short Bond....................      54,771,372     57,281,303
EQ/Quality Bond PLUS.........................      47,850,234     43,661,817
EQ/Small Company Index.......................      38,251,328     40,969,639
EQ/T. Rowe Price Growth Stock................      42,773,849     21,249,085
EQ/Templeton Global Equity...................      10,725,261      9,130,224
EQ/UBS Growth & Income.......................       6,777,447      7,074,118
EQ/Van Kampen Comstock.......................       7,949,617      6,433,760
EQ/Wells Fargo Advantage Omega Growth........      35,008,938     16,154,548

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

4. Purchases and Sales of Investments (Concluded)

                                                                                  PURCHASES       SALES
                                                                               -------------- -------------
Fidelity(R) VIP Contrafund(R) Portfolio.....................................    $16,253,020    $   302,230
Fidelity(R) VIP Equity-Income Portfolio.....................................        222,325         47,408
Fidelity(R) VIP Mid Cap Portfolio...........................................      1,478,704         41,246
Goldman Sachs VIT Mid Cap Value Fund........................................        359,961         19,583
Invesco V.I. Financial Services Fund........................................         61,188         33,048
Invesco V.I. Global Real Estate Fund........................................      3,804,556        253,894
Invesco V.I. International Growth Fund......................................      1,222,206         37,188
Invesco V.I. Mid Cap Core Equity Fund.......................................      1,895,942         53,771
Invesco V.I. Small Cap Equity Fund..........................................        924,036        207,460
Ivy Funds VIP Energy........................................................      4,197,259        792,340
Ivy Funds VIP High Income...................................................      6,903,163      1,321,456
Ivy Funds VIP Small Cap Growth..............................................        239,431         11,479
Lazard Retirement Emerging Markets Equity Portfolio.........................     17,956,946      1,853,502
MFS(R) International Value Portfolio........................................      6,486,904        624,239
MFS(R) Investors Growth Stock Series........................................        323,937         23,583
MFS(R) Investors Trust Series...............................................      1,673,133         37,129
MFS(R) Technology Portfolio.................................................      2,464,351        560,477
MFS(R) Utilities Series.....................................................      2,199,417        202,158
Multimanager Aggressive Equity..............................................     57,022,596     83,846,374
Multimanager Core Bond......................................................     51,787,677     28,331,086
Multimanager International Equity...........................................     15,034,683     19,520,337
Multimanager Large Cap Core Equity..........................................      2,046,428      3,590,868
Multimanager Large Cap Value................................................      8,869,680     13,451,184
Multimanager Mid Cap Growth.................................................     12,249,487     16,919,236
Multimanager Mid Cap Value..................................................     17,658,816     18,066,406
Multimanager Multi-Sector Bond..............................................     30,824,263     28,709,555
Multimanager Small Cap Growth...............................................     10,802,974     13,257,407
Multimanager Small Cap Value................................................     26,346,181     37,452,377
Multimanager Technology.....................................................     39,419,145     46,390,217
Oppenheimer Main Street Fund(R)/VA..........................................         52,224          4,481
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio....        542,208         14,305
Target 2015 Allocation......................................................      8,327,317      5,212,194
Target 2025 Allocation......................................................      9,844,834      5,121,404
Target 2035 Allocation......................................................      7,777,705      3,155,092
Target 2045 Allocation......................................................      4,959,396      2,125,604
Templeton Global Bond Securities Fund.......................................      2,032,349         43,308

5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

5. Expenses and Related Party Transactions (Concluded)

management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

----------------------------------------------------------------------------------------------------
                                     REMOVED PORTFOLIO                SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 17, 2010                   MULTIMANAGER LARGE CAP GROWTH    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A                      2,913,236                        22,592,038
Value -- Class A                     $      7.88                      $      23.83
Shares -- Class B                      1,049,889                         1,061,491
Value -- Class B                     $      7.72                      $      23.38
Net Assets Before Substitution       $31,061,443                      $532,124,482
Net Assets After Substitution        $        --                      $563,185,925
----------------------------------------------------------------------------------------------------

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Continued)

----------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                            SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/ARIEL APPRECIATION II                     EQ/MID CAP VALUE PLUS
                           EQ/LORD ABBETT MID CAP VALUE
                           EQ/VAN KAMPEN REAL ESTATE
----------------------------------------------------------------------------------------------------
                           EQ/ARIEL APPRECIATION II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B           17,692,343                                      55,280,633
Value -- Class B           $      5.48                                  $         7.74
Net Assets Before Merger   $96,899,897                                  $  301,159,559
Net Assets After Merger    $        --                                  $  427,794,804
----------------------------------------------------------------------------------------------------
SEPTEMBER 11, 2009         EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY     EQ/PIMCO ULTRA SHORT BOND
                           EQ/SHORT DURATION BOND
----------------------------------------------------------------------------------------------------
                           EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/SHORT DURATION BOND
Shares -- Class B            1,829,135                                     13,871,491
Value -- Class B           $      9.13                                 $         9.95
Net Assets Before Merger   $16,692,783                                 $  114,836,052
Net Assets After Merger    $        --                                 $  137,984,829
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         MULTIMANAGER HEALTH CARE                    MULTIMANAGER AGGRESSIVE EQUITY
----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                                     20,044,984
Value -- Class A           $      9.21                                 $        22.08
Shares -- Class B            1,056,833                                        791,741
Value -- Class B           $      9.02                                 $        21.67
Net Assets Before Merger   $42,913,977                                 $  416,872,983
Net Assets After Merger    $        --                                 $  459,786,960
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                    113,639,158
Value -- Class A           $      8.39                                 $        13.64
Shares -- Class B              117,637                                      7,040,158
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 3,474,284                                 $1,642,374,045
Net Assets After Merger    $        --                                 $1,645,848,329
----------------------------------------------------------------------------------------------------
SEPTEMBER 18, 2009         EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                     18,623,256
Value -- Class B           $      8.91                                 $         8.40
Net Assets Before Merger   $12,171,930                                 $  144,324,956
Net Assets After Merger    $        --                                 $  156,496,886
----------------------------------------------------------------------------------------------------

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

6. Reorganizations (Concluded)

----------------------------------------------------------------------------------------------------
                            REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
----------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009         EQ/CAYWOOD SCHOLL HIGH YIELD BOND    EQ/QUALITY BOND PLUS
----------------------------------------------------------------------------------------------------
Shares -- Class B             3,562,969                             4,043,305
Value -- Class B            $      3.99                          $       9.19
Net Assets Before Merger    $14,233,273                          $ 22,913,194
Net Assets After Merger     $        --                          $ 37,146,467
----------------------------------------------------------------------------------------------------
SEPTEMBER 25, 2009         EQ/LONG TERM BOND                    EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
Shares -- Class B             2,092,784                            13,220,218
Value -- Class B            $     12.74                          $       9.62
Net Assets Before Merger    $26,671,839                          $100,534,743
Net Assets After Merger     $        --                          $127,206,582

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                 MORTALITY AND                      FINANCIAL
                                                 EXPENSE RISKS   OTHER EXPENSES    ACCOUNTING      TOTAL
                                                 -------------   --------------    ----------      -----
OLD CONTRACTS                                        0.58%           0.16%            --           0.74%
-------------
EQUIPLAN(R) CONTRACTS                                0.58%           0.16%            --           0.74%
---------------------
EQUI-VEST(R) SERIES 100
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.56%           0.60%            0.24%        1.40%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

MOMENTUM CONTRACTS
------------------
EQ/Money Market,
EQ/Common Stock Index.......................         0.65%           0.60%            0.24%        1.49%
All Other Funds.............................         0.50%           0.60%            0.24%        1.34%

EQUI-VEST(R) SERIES 200
-----------------------
EQ/Money Market,
EQ/Common Stock Index.......................         1.15%           0.25%            --           1.40%
All Other Funds.............................         1.09%           0.25%            --           1.34%

EQUI-VEST(R) SERIES 201
-----------------------
All Funds...................................         0.95%           0.25%            --           1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS
-----------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation.....................         1.10%           0.25%            --           1.35%
All Other Funds.............................         1.10%           0.24%            --           1.34%

MOMENTUM PLUS CONTRACTS                              1.10%           0.25%            --           1.35%
-----------------------
EQUI-VEST(R) SERIES 500 CONTRACTS                    1.20%           0.25%            --           1.45%
---------------------------------
EQUI-VEST(R) AT RETIREMENT AND AT RETIREMENT           --              --             --             --
--------------------------------------------
1.30% All Funds.............................         0.80%           0.50%            --           1.30%
1.25% All Funds.............................         0.75%           0.50%            --           1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS            0.95%           0.25%            --           1.20%
-----------------------------------------
EQUI-VEST(R) VANTAGE CONTRACTS
------------------------------
0.90% All Funds.............................         0.90%             --             --           0.90%
0.70% All Funds.............................         0.70%             --             --           0.70%
0.50% All Funds.............................         0.50%             --             --           0.50%

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Continued)


                                                MORTALITY AND                     FINANCIAL
                                                EXPENSE RISKS   OTHER EXPENSES   ACCOUNTING     TOTAL
                                               --------------- ---------------- ------------ ----------
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900
--------------------------------------------
1.20% All Funds.............................        1.20%           --               --           1.20%
0.90% All Funds.............................        0.90%           --               --           0.90%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.25% All Funds.............................        0.25%           --               --           0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901
--------------------------------------------
0.00% All Funds.............................         .00%           --               --           0.00%
0.25% All Funds.............................        0.25%           --               --           0.25%
0.50% All Funds.............................        0.50%           --               --           0.50%
0.70% All Funds.............................        0.70%           --               --           0.70%
0.80% All Funds.............................        0.80%           --               --           0.80%
0.90% All Funds.............................        0.90%           --               --           0.90%
1.00% All Funds.............................        1.00%           --               --           1.00%
1.10% All Funds.............................        1.10%           --               --           1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS           0.70%           0.25%            --           0.95%
-----------------------------------------
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS
-----------------------------------------
1.10% All Funds.............................        0.85%           0.25%            --           1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS
---------------------------------
1.25% All Funds.............................        1.00%           0.25%            --           1.25%

VARIABLE IMMEDIATE ANNUITY
--------------------------
0.50% All Funds.............................        0.40%           0.10%            --           0.50%

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

During the preparation of the 2010 financial statements, management determined that with respect to the EQ/Money Market Variable Investment Option, in the 2009 financial statements, there was an incorrect allocation from net assets attributable to accumulation units to amounts retained by AXA Equitable in the amount of $190,336. Management concluded that this error was not material to the 2009 financial statements and, accordingly, the impact of the correction was reflected in the 2010 financial statements through a re-allocation of that amount from amount retained by AXA Equitable to net assets attributable to accumulation units. This correction increased the total return attributable to the Contract Charge 1.49% Units, currently charging 1.40%, by approximately 0.42% for the year ended December 31, 2010.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

                                WHEN CHARGE
            CHARGES             IS DEDUCTED                  AMOUNT DEDUCTED                      HOW DEDUCTED
            -------             -----------                  ---------------                      ------------
Charge for Trust expenses      Daily         Vary by Portfolio                               Unit value
                                             LOW - $0 depending on the product and account   Unit liquidation from
Annual Administrative charge   Annual        value.                                          account value

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

7. Contractowner Charges (Concluded)

                                                WHEN CHARGE
                 CHARGES                        IS DEDUCTED
                 -------                        -----------
Withdrawal Charge                        At time of transaction
Plan Loan charges                        At time of transaction
Variable Immediate Annuity Payout
option                                   At time of transaction
Charge for third-party transfer or
exchange                                 At time of transaction
                                         Participation date
Enhanced death benefit charge            anniversary
Guaranteed Mininum Income Benefit
Guaranteed Withdrawal Benefit for Life
Sales Premium and Other Applicable
Taxes
Guaranteed minimum death benefit
charge

                 CHARGES                                      AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                      ---------------                          ------------
                                         HIGH - Depending on account value, $50 if your
                                         account value on the last business day of the            Unit liquidation from
                                         contract year is less than $100,000.                     account value
                                         LOW - 5% of withdrawals or contributions made in
                                         the current and prior five participation years,          Unit liquidation from
Withdrawal Charge                        whichever is less.                                       account value
                                         HIGH - 7% of contributions withdrawn, declining
                                         by 1% each contract years following each
                                         contribution.
                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                  Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee        account value
Variable Immediate Annuity Payout                                                                 Unit liquidation from
option                                   $350 annuity administration fee                          account value
Charge for third-party transfer or                                                                Unit liquidation from
exchange                                 $0 to $25                                                account value
                                                                                                  Unit liquidation from
Enhanced death benefit charge            0.15% of account value                                   account value
                                                                                                  Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                    account value
                                         LOW- 0.60% for single life option;                       Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                         account value
                                         HIGH-0.75% for single life;
                                              0.90% for joint life
                                                                                                  Deducted from the
                                                                                                  amount applied to
Sales Premium and Other Applicable       Current tax charge varies by jurisdiction and ranges     provide an annuity
Taxes                                    from 0% to 3.5%.                                         payout option
                                         STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
Guaranteed minimum death benefit         THE GURANTEED MINIMUM INCOME BENEFIT) -                  Unit liquidation from
charge                                   0.00%                                                    account value
                                         GWBL STANDARD DEATH BENEFIT - 0.00%
                                         ANNUAL RACHET TO AGE 85 - 0.25% of the
                                         Annual Rachet to age 85 benefit base
                                         GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                         RACHET TO AGE 85 - 0.60% of the greater of 6%
                                         roll-up to age 85 benefit base, as applicable
                                         GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                         GWBL Enhance death benefit base

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (u)      $119.82           --                   --          --           14.41%
         Highest contract charge 1.45% Class B (u)     $118.33           --                   --          --           13.31%
         All contract charges                               --          101              $11,926        2.90%             --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION (CONTINUED)
--------------------------------
  2009   Lowest contract charge 0.50% Class B (u)      $104.73             --                 --           --           2.75%
         Highest contract charge 1.45% Class B (u)     $104.43             --                 --           --           2.47%
         All contract charges                               --             20           $  2,043         4.20%            --

AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class II (w)     $106.06             --                 --           --           6.01%
         Highest contract charge 1.20% Class II (w)    $105.83             --                 --           --           5.79%
         All contract charges                               --              4           $    472         2.34%            --

AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $139.76             --                 --           --          12.51%
         Highest contract charge 1.45% Class B         $130.37             --                 --           --          11.44%
         All contract charges                               --          2,731           $357,010         1.71%            --
  2009   Lowest contract charge 0.50% Class B          $124.22             --                 --           --          26.65%
         Highest contract charge 1.45% Class B         $116.99             --                 --           --          25.44%
         All contract charges                               --          2,255           $264,074         1.16%            --
  2008   Lowest contract charge 0.50% Class B          $ 98.08             --                 --           --         (39.50)%
         Highest contract charge 1.45% Class B         $ 93.26             --                 --           --         (40.08)%
         All contract charges                               --          1,573           $146,691         1.79%            --
  2007   Lowest contract charge 0.50% Class B          $162.11             --                 --           --           5.64%
         Highest contract charge 1.45% Class B         $155.64             --                 --           --           4.62%
         All contract charges                               --          1,034           $161,376         2.96%            --
  2006   Lowest contract charge 0.50% Class B          $153.46             --                 --           --          17.31%
         Highest contract charge 1.45% Class B         $148.76             --                 --           --          16.19%
         All contract charges                               --            517           $ 77,399         3.46%            --

AXA BALANCED STRATEGY
---------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $112.01             --                 --           --           9.12%
         Highest contract charge 1.25% Class A (v)     $111.79             --                 --           --           8.96%
         All contract charges                               --              3           $    350         1.92%            --
  2009   Lowest contract charge 1.10% Class A (v)      $102.65             --                 --           --           1.93%
         Highest contract charge 1.25% Class A (v)     $102.60             --                 --           --           1.89%
         All contract charges                               --              4           $    394         2.34%            --

AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $120.03             --                 --           --           8.68%
         Highest contract charge 1.30% Class B (t)     $119.94             --                 --           --           8.62%
         All contract charges                               --            176           $ 21,202         1.92%            --
  2009   Lowest contract charge 1.25% Class B (t)      $110.45             --                 --           --          12.64%
         Highest contract charge 1.30% Class B (t)     $110.42             --                 --           --          12.60%
         All contract charges                               --             51           $  5,642         2.34%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $126.66             --                 --           --           6.73%
         Highest contract charge 1.45% Class B         $118.15             --                 --           --           5.71%
         All contract charges                               --            878           $103,215         2.41%            --
  2009   Lowest contract charge 0.50% Class B          $118.67             --                 --           --           9.27%
         Highest contract charge 1.45% Class B         $111.77             --                 --           --           8.24%
         All contract charges                               --            701           $ 78,154         2.54%            --

                                     FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $108.60             --                  --         --           (11.46)%
         Highest contract charge 1.45% Class B         $103.26             --                  --         --           (12.31)%
         All contract charges                               --            539            $ 55,833       4.85%              --
  2007   Lowest contract charge 0.50% Class B          $122.65             --                  --         --             5.27%
         Highest contract charge 1.45% Class B         $117.75             --                  --         --             4.26%
         All contract charges                               --            378            $ 44,771       5.06%              --
  2006   Lowest contract charge 0.50% Class B          $116.51             --                  --         --             5.84%
         Highest contract charge 1.45% Class B         $112.94             --                  --         --             4.83%
         All contract charges                               --            167            $ 18,932       4.29%              --

AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $117.76             --                  --         --             7.79%
         Highest contract charge 1.30% Class B (t)     $117.67             --                  --         --             7.74%
         All contract charges                               --             31            $  3,722       1.71%              --
  2009   Lowest contract charge 1.25% Class B (t)      $109.25             --                  --         --            10.60%
         Highest contract charge 1.30% Class B (t)     $109.22             --                  --         --            10.58%
         All contract charges                               --             10            $  1,140       1.96%              --

AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.25% to 1.30%*
  2010   Lowest contract charge 1.25% Class B (t)      $111.72             --                  --         --             5.94%
         Highest contract charge 1.30% Class B (t)     $111.64             --                  --         --             5.89%
         All contract charges                               --             13            $  1,475       2.37%              --
  2009   Lowest contract charge 1.25% Class B (t)      $105.46             --                  --         --             5.67%
         Highest contract charge 1.30% Class B (t)     $105.43             --                  --         --             5.64%
         All contract charges                               --              3            $    275       2.59%              --

AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $129.33              --                 --         --             8.52%
         Highest contract charge 1.45% Class B         $120.64              --                 --         --             7.49%
         All contract charges                               --           1,244           $149,815       2.16%              --
  2009   Lowest contract charge 0.50% Class B          $119.17              --                 --         --            13.85%
         Highest contract charge 1.45% Class B         $112.23              --                 --         --            12.76%
         All contract charges                               --           1,056           $118,182       2.15%              --
  2008   Lowest contract charge 0.50% Class B          $104.67              --                 --         --           (19.83)%
         Highest contract charge 1.45% Class B         $ 99.53              --                 --         --           (20.59)%
         All contract charges                               --             800           $ 79,752       3.64%              --
  2007   Lowest contract charge 0.50% Class B          $130.56              --                 --         --             4.96%
         Highest contract charge 1.45% Class B         $125.34              --                 --         --             3.95%
         All contract charges                               --             634           $ 80,092       4.08%              --
  2006   Lowest contract charge 0.50% Class B          $124.39              --                 --         --             8.22%
         Highest contract charge 1.45% Class B         $120.58              --                 --         --             7.18%
         All contract charges                               --             342           $ 41,475       4.04%              --

AXA GROWTH STRATEGY
-------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $ 114.92            --                  --         --            10.72%
         Highest contract charge 1.25% Class A (v)     $ 114.69            --                  --         --            10.56%
         All contract charges                                --            13            $  1,535       1.56%              --

                                     FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA GROWTH STRATEGY (CONTINUED)
-------------------------------
  2009   Lowest contract charge 1.10% Class A (v)      $103.79              --                   --       --             2.87%
         Highest contract charge 1.25% Class A (v)     $103.74              --                   --       --             2.84%
         All contract charges                               --              14           $    1,474     1.76%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $105.37              --                   --       --             9.63%
         Highest contract charge 1.45% Class A         $135.24              --                   --       --             8.59%
         All contract charges                               --          18,275           $1,387,456     2.37%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 96.11              --                   --       --            16.72%
         Highest contract charge 1.45% Class A         $124.54              --                   --       --            15.60%
         All contract charges                               --          18,864           $1,310,255     1.65%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 82.34              --                   --       --           (24.67)%
         Highest contract charge 1.45% Class A         $107.73              --                   --       --           (25.38)%
         All contract charges                               --          19,014           $1,142,587     3.70%              --
  2007   Lowest contract charge 0.50% Class A (b)      $109.30              --                   --       --             6.00%
         Highest contract charge 1.45% Class A         $144.38              --                   --       --             4.99%
         All contract charges                               --          19,631           $1,586,678     3.35%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.11              --                   --       --            3.11%
         Highest contract charge 1.45% Class A         $137.52              --                   --       --            9.00%
         All contract charges                               --          20,240           $1,557,101     2.84%              --

AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.93               --                   --       --             9.36%
         Highest contract charge 1.30% Class B (c)     $100.87               --                   --       --             8.50%
         All contract charges                               --            1,923           $  240,775     2.37%              --
  2009   Lowest contract charge 0.50% Class B          $111.49               --                   --       --            16.43%
         Highest contract charge 1.30% Class B (c)     $ 92.97               --                   --       --            15.51%
         All contract charges                               --            1,585           $  183,180     1.65%              --
  2008   Lowest contract charge 0.50% Class B          $ 95.76               --                   --       --           (24.85)%
         Highest contract charge 1.30% Class B (c)     $ 80.49               --                   --       --           (25.44)%
         All contract charges                               --            1,338           $  136,760     3.70%              --
  2007   Lowest contract charge 0.50% Class B          $127.43               --                   --       --             5.73%
         Highest contract charge 1.30% Class B (c)     $107.96               --                   --       --             4.90%
         All contract charges                               --            1,218           $  170,510     3.35%              --
  2006   Lowest contract charge 0.50% Class B          $120.52               --                   --       --             9.77%
         Highest contract charge 1.30% Class B (c)     $102.92               --                   --       --             2.92%
         All contract charges                               --            1,009           $  136,001     2.84%              --

AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $140.71               --                   --       --            11.00%
         Highest contract charge 1.45% Class B         $131.26               --                   --       --             9.94%
         All contract charges                               --            6,277           $  822,427     1.82%              --
  2009   Lowest contract charge 0.50% Class B          $126.77               --                   --       --            21.35%
         Highest contract charge 1.45% Class B         $119.39               --                   --       --            20.18%
         All contract charges                               --            5,622           $  668,768     1.48%              --
  2008   Lowest contract charge 0.50% Class B          $104.47               --                   --       --           (32.12)%
         Highest contract charge 1.45% Class B         $ 99.34               --                   --       --           (32.77)%
         All contract charges                               --            4,565           $  452,172     2.45%              --

                                     FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2007   Lowest contract charge 0.50% Class B          $ 153.90            --                  --         --             5.85%
         Highest contract charge 1.45% Class B         $ 147.76            --                  --         --             4.84%
         All contract charges                                --         3,480            $513,806       3.38%              --
  2006   Lowest contract charge 0.50% Class B          $ 145.39            --                  --         --            13.93%
         Highest contract charge 1.45% Class B         $ 140.94            --                  --         --            12.85%
         All contract charges                                --         1,886            $267,414       3.54%              --

AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 124.04            --                  --         --            17.16%
         Highest contract charge 1.34% Class B (w)     $ 123.77            --                  --         --            16.95%
         All contract charges                                --             3            $    416       0.08%              --

AXA TACTICAL MANAGER 400
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 119.98            --                  --         --            14.37%
         Highest contract charge 1.34% Class B (w)     $ 119.72            --                  --         --            14.17%
         All contract charges                                --             8            $    954       0.00%              --

AXA TACTICAL MANAGER 500
------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 115.58            --                  --         --            10.26%
         Highest contract charge 1.34% Class B (w)     $ 115.33            --                  --         --            10.06%
         All contract charges                                --            10            $  1,215       0.69%              --

AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Class B (w)      $ 111.74            --                  --         --             6.88%
         Highest contract charge 1.34% Class B (w)     $ 111.50            --                  --         --             6.68%
         All contract charges                                --             5            $    638       1.76%              --

EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $  77.24            --                  --         --             4.95%
         Highest contract charge 1.45% Class A         $  98.22            --                  --         --             3.96%
         All contract charges                                --         3,485            $439,022       2.46%              --
  2009   Lowest contract charge 0.50% Class A (b)      $  73.60            --                  --         --            26.79%
         Highest contract charge 1.45% Class A         $  94.48            --                  --         --            25.55%
         All contract charges                                --         3,794            $458,941       2.69%              --
  2008   Lowest contract charge 0.50% Class A (b)      $  58.05            --                  --         --           (50.85)%
         Highest contract charge 1.45% Class A         $  75.25            --                  --         --           (51.31)%
         All contract charges                                --         3,962            $381,162       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $ 118.10            --                  --         --            11.45%
         Highest contract charge 1.45% Class A         $ 154.56            --                  --         --            10.38%
         All contract charges                                --         4,247            $838,849       1.50%              --
  2006   Lowest contract charge 0.50% Class A (b)      $ 105.97            --                  --         --             5.97%
         Highest contract charge 1.45% Class A         $ 140.03            --                  --         --            22.03%
         All contract charges                                --         4,389            $784,767       1.65%              --

                                     FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $101.30             --                  --         --              4.69%
         Highest contract charge 1.30% Class B (c)     $ 73.95             --                  --         --              3.86%
         All contract charges                               --            614            $ 58,834       2.46%               --
  2009   Lowest contract charge 0.50% Class B          $ 96.76             --                  --         --             26.47%
         Highest contract charge 1.30% Class B (c)     $ 71.20             --                  --         --             25.46%
         All contract charges                               --            676            $ 62,696       2.69%               --
  2008   Lowest contract charge 0.50% Class B          $ 76.51             --                  --         --            (50.97)%
         Highest contract charge 1.30% Class B (c)     $ 56.75             --                  --         --            (51.35)%
         All contract charges                               --            744            $ 55,667       2.82%               --
  2007   Lowest contract charge 0.50% Class B          $156.05             --                  --         --             11.16%
         Highest contract charge 1.30% Class B (c)     $116.66             --                  --         --             10.29%
         All contract charges                               --            787            $121,942       1.50%               --
  2006   Lowest contract charge 0.50% Class B          $140.38             --                  --         --             22.90%
         Highest contract charge 1.30% Class B (c)     $105.78             --                  --         --              5.78%
         All contract charges                               --            728            $102,893       1.65%               --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $120.02             --                  --         --             32.92%
         Highest contract charge 1.45% Class A         $150.43             --                  --         --             31.64%
         All contract charges                               --          1,331            $276,722       0.05%               --
  2009   Lowest contract charge 0.50% Class A (b)      $ 90.30             --                  --         --             35.32%
         Highest contract charge 1.45% Class A         $114.27             --                  --         --             34.04%
         All contract charges                               --          1,403            $221,353       0.15%               --
  2008   Lowest contract charge 0.50% Class A (b)      $ 66.73             --                  --         --            (44.79)%
         Highest contract charge 1.45% Class A         $ 85.25             --                  --         --            (45.32)%
         All contract charges                               --          1,444            $169,875       0.01%               --
  2007   Lowest contract charge 0.50% Class A (b)      $120.87             --                  --         --             16.40%
         Highest contract charge 1.45% Class A         $155.92             --                  --         --             15.28%
         All contract charges                               --          1,537            $330,250         --                --
  2006   Lowest contract charge 0.50% Class A (b)      $103.84             --                  --         --              3.84%
         Highest contract charge 1.45% Class A         $135.25             --                  --         --              7.68%
         All contract charges                               --          1,694            $315,326         --                --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $115.09             --                  --         --             32.58%
         Highest contract charge 1.30% Class B (c)     $114.91             --                  --         --             31.54%
         All contract charges                               --            280            $ 44,323       0.05%               --
  2009   Lowest contract charge 0.50% Class B          $ 86.81             --                  --         --             35.01%
         Highest contract charge 1.30% Class B (c)     $ 87.36             --                  --         --             33.93%
         All contract charges                               --            301            $ 36,400       0.15%               --
  2008   Lowest contract charge 0.50% Class B          $ 64.30             --                  --         --            (44.93)%
         Highest contract charge 1.30% Class B (c)     $ 65.23             --                  --         --            (45.37)%
         All contract charges                               --            318            $ 29,108       0.01%               --
  2007   Lowest contract charge 0.50% Class B          $116.77             --                  --         --             16.10%
         Highest contract charge 1.30% Class B (c)     $119.40             --                  --         --             15.18%
         All contract charges                               --            353            $ 59,087         --                --
  2006   Lowest contract charge 0.50% Class B          $100.58             --                  --         --              8.46%
         Highest contract charge 1.30% Class B (c)     $103.66             --                  --         --              3.66%
         All contract charges                               --            392            $ 57,261         --                --

                                     FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $103.11             --                  --         --             23.65%
         Highest contract charge 1.45% Class B (a)     $ 98.93             --                  --         --             22.47%
         All contract charges                               --            156            $ 15,611       0.19%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.39             --                  --         --             27.59%
         Highest contract charge 1.45% Class B (a)     $ 80.78             --                  --         --             26.36%
         All contract charges                               --            144            $ 11,627       1.05%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 65.36             --                  --         --            (33.74)%
         Highest contract charge 1.45% Class B (a)     $ 63.93             --                  --         --            (34.37)%
         All contract charges                               --            118            $  7,589       1.02%               --
  2007   Lowest contract charge 0.50% Class B (a)      $ 98.64             --                  --         --             (9.09)%
         Highest contract charge 1.45% Class B (a)     $ 97.41             --                  --         --             (9.96)%
         All contract charges                               --             66            $  6,402       0.57%               --
  2006   Lowest contract charge 0.50% Class B (a)      $108.50             --                  --         --              8.50%
         Highest contract charge 1.45% Class B (a)     $108.18             --                  --         --              8.18%
         All contract charges                               --             11            $  1,216       0.58%               --

EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $144.66             --                  --         --             11.72%
         Highest contract charge 1.45% Class B         $162.76             --                  --         --             10.66%
         All contract charges                               --          2,041            $397,717       1.33%               --
  2009   Lowest contract charge 0.50% Class B          $129.48             --                  --         --             29.64%
         Highest contract charge 1.45% Class B         $147.09             --                  --         --             28.40%
         All contract charges                               --          1,845            $328,742       2.77%               --
  2008   Lowest contract charge 0.50% Class B          $ 99.88             --                  --         --            (36.88)%
         Highest contract charge 1.45% Class B         $114.56             --                  --         --            (37.48)%
         All contract charges                               --          1,678            $235,310       1.69%               --
  2007   Lowest contract charge 0.50% Class B          $158.23             --                  --         --              0.67%
         Highest contract charge 1.45% Class B         $183.24             --                  --         --             (0.29)%
         All contract charges                               --          1,706            $383,188       1.08%               --
  2006   Lowest contract charge 0.50% Class B          $157.18             --                  --         --             20.31%
         Highest contract charge 1.45% Class B         $183.78             --                  --         --             19.16%
         All contract charges                               --          1,738            $391,171       2.86%               --

EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.07             --                  --         --              5.54%
         Highest contract charge 1.45% Class B         $138.00             --                  --         --              4.54%
         All contract charges                               --          2,043            $260,491       0.77%               --
  2009   Lowest contract charge 0.50% Class B          $107.14             --                  --         --             29.60%
         Highest contract charge 1.45% Class B         $132.01             --                  --         --             28.35%
         All contract charges                               --          2,074            $252,937       2.12%               --
  2008   Lowest contract charge 0.50% Class B          $ 82.67             --                  --         --            (43.28)%
         Highest contract charge 1.45% Class B         $102.85             --                  --         --            (43.82)%
         All contract charges                               --          2,004            $190,748       2.24%               --
  2007   Lowest contract charge 0.50% Class B          $145.75             --                  --         --              9.64%
         Highest contract charge 1.45% Class B         $183.08             --                  --         --              8.58%
         All contract charges                               --          2,074            $351,707       1.93%               --
  2006   Lowest contract charge 0.50% Class B          $132.94             --                  --         --             25.06%
         Highest contract charge 1.45% Class B         $168.61             --                  --         --             23.87%
         All contract charges                               --          1,956            $305,076       3.67%               --

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.00           --                   --          --            15.13%
         Highest contract charge 1.45% Class B         $109.28           --                   --          --            14.03%
         All contract charges                               --          528              $57,712        2.42%              --
  2009   Lowest contract charge 0.50% Class B          $100.76           --                   --          --            10.99%
         Highest contract charge 1.45% Class B         $ 95.83           --                   --          --             9.92%
         All contract charges                               --          524              $50,322        2.62%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.78           --                   --          --           (32.64)%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --           (33.28)%
         All contract charges                               --          487              $42,542        2.38%              --
  2007   Lowest contract charge 0.50% Class B          $134.77           --                   --          --             3.18%
         Highest contract charge 1.45% Class B         $130.66           --                   --          --             2.18%
         All contract charges                               --          445              $58,354        1.93%              --
  2006   Lowest contract charge 0.50% Class B          $130.62           --                   --          --            15.39%
         Highest contract charge 1.45% Class B         $127.87           --                   --          --            14.29%
         All contract charges                               --          394              $50,720        2.44%              --

EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 75.42           --                   --          --            11.96%
         Highest contract charge 1.45% Class B         $ 99.18           --                   --          --            10.89%
         All contract charges                               --          283              $22,061        0.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 67.36           --                   --          --            30.24%
         Highest contract charge 1.45% Class B         $ 89.44           --                   --          --            28.99%
         All contract charges                               --          267              $18,810        0.26%              --
  2008   Lowest contract charge 0.50% Class B          $ 51.72           --                   --          --           (45.50)%
         Highest contract charge 1.45% Class B         $ 69.34           --                   --          --           (46.02)%
         All contract charges                               --          235              $12,828        0.29%              --
  2007   Lowest contract charge 0.50% Class B          $ 94.90           --                   --          --            11.57%
         Highest contract charge 1.45% Class B         $128.45           --                   --          --            10.49%
         All contract charges                               --          218              $21,860        0.24%              --
  2006   Lowest contract charge 0.50% Class B          $ 85.06           --                   --          --             4.70%
         Highest contract charge 1.45% Class B         $116.25           --                   --          --             3.71%
         All contract charges                               --          185              $16,787          --               --

EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 64.34           --                   --          --            12.37%
         Highest contract charge 1.45% Class B         $ 89.77           --                   --          --            11.30%
         All contract charges                               --          291              $19,777        0.41%              --
  2009   Lowest contract charge 0.50% Class B          $ 57.26           --                   --          --            32.76%
         Highest contract charge 1.45% Class B         $ 80.66           --                   --          --            31.50%
         All contract charges                               --          283              $17,320        0.35%              --
  2008   Lowest contract charge 0.50% Class B          $ 43.13           --                   --          --           (40.70)%
         Highest contract charge 1.45% Class B         $ 61.34           --                   --          --           (41.27)%
         All contract charges                               --          260              $12,167        0.19%              --
  2007   Lowest contract charge 0.50% Class B          $ 72.73           --                   --          --             4.95%
         Highest contract charge 1.45% Class B         $104.44           --                   --          --             3.94%
         All contract charges                               --          228              $18,074        0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 69.30           --                   --          --             6.87%
         Highest contract charge 1.45% Class B         $100.48           --                   --          --             5.85%
         All contract charges                               --          148              $11,178        0.20%              --

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CAPITAL GUARDIAN RESEARCH (E)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $114.78              --                   --        --           15.22%
         Highest contract charge 1.45% Class B         $114.98              --                   --        --           14.12%
         All contract charges                               --           1,454           $  168,794      0.74%             --
  2009   Lowest contract charge 0.50% Class B          $ 99.62              --                   --        --           30.80%
         Highest contract charge 1.45% Class B         $100.76              --                   --        --           29.56%
         All contract charges                               --           1,584           $  161,230      1.16%             --
  2008   Lowest contract charge 0.50% Class B          $ 76.16              --                   --        --          (39.97)%
         Highest contract charge 1.45% Class B         $ 77.77              --                   --        --          (40.54)%
         All contract charges                               --           1,706           $  134,398      0.92%             --
  2007   Lowest contract charge 0.50% Class B          $126.86              --                   --        --            1.15%
         Highest contract charge 1.45% Class B         $130.80              --                   --        --            0.18%
         All contract charges                               --           1,936           $  256,826      1.21%             --
  2006   Lowest contract charge 0.50% Class B          $125.42              --                   --        --           11.50%
         Highest contract charge 1.45% Class B         $130.57              --                   --        --           10.43%
         All contract charges                               --           1,154           $  152,378      0.55%             --

EQ/COMMON STOCK INDEX (P) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 89.18              --                   --        --           15.58%
         Highest contract charge 1.49% Class A         $311.66              --                   --        --           14.67%
         All contract charges                               --           6,983           $2,055,925      1.50%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 77.16              --                   --        --           28.00%
         Highest contract charge 1.49% Class A         $271.80              --                   --        --           27.02%
         All contract charges                               --           7,732           $1,984,968      2.01%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 60.28              --                   --        --          (43.94)%
         Highest contract charge 1.49% Class A         $213.98              --                   --        --          (44.31)%
         All contract charges                               --           8,404           $1,696,532      1.74%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.52              --                   --        --            3.22%
         Highest contract charge 1.49% Class A         $384.25              --                   --        --            2.53%
         All contract charges                               --           9,616           $3,481,372      1.18%             --
  2006   Lowest contract charge 0.50% Class A (b)      $104.17              --                   --        --            4.17%
         Highest contract charge 1.49% Class A         $374.77              --                   --        --            9.64%
         All contract charges                               --          11,209           $3,969,805      1.39%             --

EQ/COMMON STOCK INDEX (P)
-------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 86.53              --                   --        --           15.30%
         Highest contract charge 1.30% Class B (c)     $ 85.37              --                   --        --           14.38%
         All contract charges                               --           1,085           $  100,911      1.50%             --
  2009   Lowest contract charge 0.50% Class B          $ 75.05              --                   --        --           27.68%
         Highest contract charge 1.30% Class B (c)     $ 74.64              --                   --        --           26.68%
         All contract charges                               --           1,189           $   96,715      2.01%             --
  2008   Lowest contract charge 0.50% Class B          $ 58.78              --                   --        --          (44.08)%
         Highest contract charge 1.30% Class B (c)     $ 58.92              --                   --        --          (44.52)%
         All contract charges                               --           1,286           $   82,770      1.74%             --
  2007   Lowest contract charge 0.50% Class B          $105.11              --                   --        --            2.96%
         Highest contract charge 1.30% Class B (c)     $106.21              --                   --        --            2.14%
         All contract charges                               --           1,495           $  174,274      1.18%             --
  2006   Lowest contract charge 0.50% Class B          $102.09              --                   --        --           10.14%
         Highest contract charge 1.30% Class B (c)     $103.98              --                   --        --            3.98%
         All contract charges                               --           1,669           $  190,449      1.39%             --

                                     FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/CORE BOND INDEX (S)
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $121.12             --                  --         --            5.25%
         Highest contract charge 1.45% Class B         $111.02             --                  --         --             4.25%
         All contract charges                               --          1,128            $127,022       2.18%              --
  2009   Lowest contract charge 0.50% Class B          $115.08             --                  --         --             2.18%
         Highest contract charge 1.45% Class B         $106.50             --                  --         --             1.20%
         All contract charges                               --          1,163            $125,579       2.75%              --
  2008   Lowest contract charge 0.50% Class B          $112.63             --                  --         --            (9.40)%
         Highest contract charge 1.45% Class B         $105.24             --                  --         --           (10.26)%
         All contract charges                               --            993            $105,935       4.16%              --
  2007   Lowest contract charge 0.50% Class B          $124.31             --                  --         --             2.58%
         Highest contract charge 1.45% Class B         $117.27             --                  --         --             1.60%
         All contract charges                               --          1,164            $138,131       4.62%              --
  2006   Lowest contract charge 0.50% Class B          $121.18             --                  --         --             3.54%
         Highest contract charge 1.45% Class B         $115.42             --                  --         --             2.56%
         All contract charges                               --          1,009            $117,710       4.54%              --

EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (d)      $ 86.53             --                  --         --            11.19%
         Highest contract charge 1.45% Class B (d)     $ 83.57             --                  --         --            10.14%
         All contract charges                               --            332            $ 28,092       0.85%              --
  2009   Lowest contract charge 0.50% Class B (d)      $ 77.82             --                  --         --            32.01%
         Highest contract charge 1.45% Class B (d)     $ 75.88             --                  --         --            30.76%
         All contract charges                               --            281            $ 21,535       1.99%              --
  2008   Lowest contract charge 0.50% Class B (d)      $ 58.95             --                  --         --           (39.51)%
         Highest contract charge 1.45% Class B (d)     $ 58.03             --                  --         --           (40.09)%
         All contract charges                               --            187            $ 10,886       0.78%              --
  2007   Lowest contract charge 0.50% Class B (d)      $ 97.46             --                  --         --            (2.54)%
         Highest contract charge 1.45% Class B (d)     $ 96.87             --                  --         --            (3.13)%
         All contract charges                               --             64            $  6,154       1.15%              --
  2006   Lowest contract charge 0.50% Class B (a)      $108.48             --                  --         --             8.48%
         Highest contract charge 1.45% Class B (a)     $108.47             --                  --         --             8.47%
         All contract charges                               --              3            $    331       0.96%              --

EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 96.77             --                  --         --            14.09%
         Highest contract charge 1.45% Class A         $106.14             --                  --         --            13.00%
         All contract charges                               --          2,548            $703,946       1.65%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 84.82             --                  --         --            25.55%
         Highest contract charge 1.45% Class A         $ 93.93             --                  --         --            24.34%
         All contract charges                               --          2,660            $651,857       2.22%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 67.56             --                  --         --           (37.48)%
         Highest contract charge 1.45% Class A         $ 75.54             --                  --         --           (38.07)%
         All contract charges                               --          2,707            $534,905       1.87%              --
  2007   Lowest contract charge 0.50% Class A (b)      $108.06             --                  --         --             4.69%
         Highest contract charge 1.45% Class A         $121.98             --                  --         --             3.68%
         All contract charges                               --          2,858            $914,617       1.54%              --
  2006   Lowest contract charge 0.50% Class A (b)      $103.22             --                  --         --             3.22%
         Highest contract charge 1.45% Class A         $117.65             --                  --         --            13.71%
         All contract charges                               --          3,024            $934,535       1.75%              --

                                     FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/EQUITY 500 INDEX
-------------------
       Unit Value 0.50% to 1.30%*
  2010 Lowest contract charge 0.50% Class B            $ 95.91             --                  --         --            13.80%
       Highest contract charge 1.30% Class B (c)       $ 92.64             --                  --         --            12.91%
       All contract charges                                 --            909            $ 91,565       1.65%              --
  2009 Lowest contract charge 0.50% Class B            $ 84.28             --                  --         --            25.25%
       Highest contract charge 1.30% Class B (c)       $ 82.05             --                  --         --            24.24%
       All contract charges                                 --            891            $ 79,695       2.22%              --
  2008 Lowest contract charge 0.50% Class B            $ 67.29             --                  --         --           (37.64)%
       Highest contract charge 1.30% Class B (c)       $ 66.04             --                  --         --           (38.13)%
       All contract charges                                 --            852            $ 61,956       1.87%              --
  2007 Lowest contract charge 0.50% Class B            $107.91             --                  --         --             4.43%
       Highest contract charge 1.30% Class B (c)       $106.74             --                  --         --             3.60%
       All contract charges                                 --            902            $106,809       1.54%              --
  2006 Lowest contract charge 0.50% Class B            $103.33             --                  --         --            14.52%
       Highest contract charge 1.30% Class B (c)       $103.03             --                  --         --             3.03%
       All contract charges                                 --            894            $102,360       1.75%              --

EQ/EQUITY GROWTH PLUS
---------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $157.83             --                  --         --            14.68%
       Highest contract charge 1.45% Class B           $144.44             --                  --         --            13.59%
       All contract charges                                 --          2,551            $371,771       0.29%              --
  2009 Lowest contract charge 0.50% Class B            $137.63             --                  --         --            27.18%
       Highest contract charge 1.45% Class B           $127.16             --                  --         --            25.96%
       All contract charges                                 --          2,765            $354,268       0.90%              --
  2008 Lowest contract charge 0.50% Class B            $108.22             --                  --         --           (40.59)%
       Highest contract charge 1.45% Class B           $100.95             --                  --         --           (41.16)%
       All contract charges                                 --          2,670            $271,576       0.99%              --
  2007 Lowest contract charge 0.50% Class B            $182.16             --                  --         --            13.47%
       Highest contract charge 1.45% Class B           $171.57             --                  --         --            12.39%
       All contract charges                                 --          2,374            $411,149       0.18%              --
  2006 Lowest contract charge 0.50% Class B            $160.53             --                  --         --             8.78%
       Highest contract charge 1.45% Class B           $152.66             --                  --         --             7.74%
       All contract charges                                 --          2,089            $321,846       0.74%              --

EQ/FRANKLIN CORE BALANCED
-------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (a)        $103.63             --                  --         --            10.75%
       Highest contract charge 1.45% Class B (a)       $ 99.43             --                  --         --             9.68%
       All contract charges                                 --            785            $ 78,731       3.04%              --
  2009 Lowest contract charge 0.50% Class B (a)        $ 93.57             --                  --         --            29.87%
       Highest contract charge 1.45% Class B (a)       $ 90.65             --                  --         --            28.64%
       All contract charges                                 --            850            $ 77,384       5.79%              --
  2008 Lowest contract charge 0.50% Class B (a)        $ 72.05             --                  --         --           (32.14)%
       Highest contract charge 1.45% Class B (a)       $ 70.47             --                  --         --           (32.79)%
       All contract charges                                 --            845            $ 59,776       6.17%              --
  2007 Lowest contract charge 0.50% Class B (a)        $106.18             --                  --         --             1.55%
       Highest contract charge 1.45% Class B (a)       $104.85             --                  --         --             0.57%
       All contract charges                                 --            825            $ 86,650       4.64%              --
  2006 Lowest contract charge 0.50% Class B (a)        $104.56             --                  --         --             4.56%
       Highest contract charge 1.45% Class B (a)       $104.26             --                  --         --             4.26%
       All contract charges                                 --            122            $ 12,767       2.55%              --

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/FRANKLIN TEMPLETON ALLOCATION
--------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B (d)        $ 84.35             --                  --         --             9.84%
       Highest contract charge 1.45% Class B (d)       $ 81.46             --                  --         --             8.79%
       All contract charges                                 --            593            $ 48,725       2.10%              --
  2009 Lowest contract charge 0.50% Class B (d)        $ 76.79             --                  --         --            27.81%
       Highest contract charge 1.45% Class B (d)       $ 74.88             --                  --         --            26.59%
       All contract charges                                 --            562            $ 42,403       2.59%              --
  2008 Lowest contract charge 0.50% Class B (d)        $ 60.08             --                  --         --           (37.20)%
       Highest contract charge 1.45% Class B (d)       $ 59.15             --                  --         --           (37.80)%
       All contract charges                                 --            501            $ 29,735       4.75%              --
  2007 Lowest contract charge 0.50% Class B (d)        $ 95.67             --                  --         --            (4.33)%
       Highest contract charge 1.45% Class B (d)       $ 95.10             --                  --         --            (4.90)%
       All contract charges                                 --            292            $ 27,827       2.48%              --

EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $131.72             --                  --         --             9.08%
       Highest contract charge 1.45% Class B           $124.75             --                  --         --             8.04%
       All contract charges                                 --            151            $ 18,664       0.00%              --
  2009 Lowest contract charge 0.50% Class B            $120.76             --                  --         --            16.04%
       Highest contract charge 1.45% Class B           $115.47             --                  --         --            14.93%
       All contract charges                                 --            120            $ 13,875         --               --
  2008 Lowest contract charge 0.50% Class B            $104.07             --                  --         --           (14.25)%
       Highest contract charge 1.45% Class B           $100.47             --                  --         --           (15.07)%
       All contract charges                                 --            115            $ 11,611       0.51%              --
  2007 Lowest contract charge 0.50% Class B            $121.36             --                  --         --             2.90%
       Highest contract charge 1.45% Class B           $118.30             --                  --         --             1.91%
       All contract charges                                 --            108            $ 12,892       0.81%              --
  2006 Lowest contract charge 0.50% Class B            $117.94             --                  --         --            11.65%
       Highest contract charge 1.45% Class B           $116.08             --                  --         --            10.58%
       All contract charges                                 --             65            $  7,591       6.42%              --

EQ/GAMCO SMALL COMPANY VALUE
----------------------------
       Unit Value 0.50% to 1.45%*
  2010 Lowest contract charge 0.50% Class B            $194.05             --                  --         --            31.98%
       Highest contract charge 1.45% Class B           $182.80             --                  --         --            30.72%
       All contract charges                                 --          1,887            $341,922       0.39%              --
  2009 Lowest contract charge 0.50% Class B            $147.03             --                  --         --            40.75%
       Highest contract charge 1.45% Class B           $139.84             --                  --         --            39.39%
       All contract charges                                 --          1,474            $205,125       0.47%              --
  2008 Lowest contract charge 0.50% Class B            $104.46             --                  --         --           (31.01)%
       Highest contract charge 1.45% Class B           $100.32             --                  --         --           (31.66)%
       All contract charges                                 --          1,113            $111,588       0.62%              --
  2007 Lowest contract charge 0.50% Class B            $151.41             --                  --         --             8.75%
       Highest contract charge 1.45% Class B           $146.80             --                  --         --             7.70%
       All contract charges                                 --            866            $127,593       0.52%              --
  2006 Lowest contract charge 0.50% Class B            $139.23             --                  --         --            18.24%
       Highest contract charge 1.45% Class B           $136.30             --                  --         --            17.12%
       All contract charges                                 --            484            $ 66,227       1.54%              --

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B          $124.32             --                  --          --            5.78%
         Highest contract charge 1.45% Class B         $118.22             --                  --          --            4.76%
         All contract charges                               --            613            $ 73,535        2.99%             --
  2009   Lowest contract charge 0.50% Class B          $117.53             --                  --          --            1.46%
         Highest contract charge 1.45% Class B         $112.85             --                  --          --            0.49%
         All contract charges                               --            507            $ 57,768        0.80%             --
  2008   Lowest contract charge 0.50% Class B          $115.84             --                  --          --            5.94%
         Highest contract charge 1.45% Class B         $112.30             --                  --          --            4.94%
         All contract charges                               --            483            $ 54,607       19.47%             --
  2007   Lowest contract charge 0.50% Class B          $109.34             --                  --          --            8.76%
         Highest contract charge 1.45% Class B         $107.01             --                  --          --            7.72%
         All contract charges                               --            213            $ 22,866        3.57%             --
  2006   Lowest contract charge 0.50% Class B          $100.53             --                  --          --            2.90%
         Highest contract charge 1.45% Class B         $ 99.34             --                  --          --            1.92%
         All contract charges                               --             77            $  7,685        0.47%             --

EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 2.75%*
  2010   Lowest contract charge 0.50% Class B          $241.20             --                  --          --           10.90%
         Highest contract charge 1.45% Class B         $254.37             --                  --          --            9.84%
         All contract charges                               --          2,335            $448,383        1.13%             --
  2009   Lowest contract charge 0.50% Class B          $217.50             --                  --          --           49.31%
         Highest contract charge 1.45% Class B         $231.58             --                  --          --           47.89%
         All contract charges                               --          2,370            $413,743        1.34%             --
  2008   Lowest contract charge 0.50% Class B          $145.67             --                  --          --          (57.56)%
         Highest contract charge 1.45% Class B         $156.59             --                  --          --          (57.97)%
         All contract charges                               --          2,129            $253,220        0.14%             --
  2007   Lowest contract charge 0.50% Class B          $343.25             --                  --          --           41.30%
         Highest contract charge 1.45% Class B         $372.58             --                  --          --           39.95%
         All contract charges                               --          2,232            $634,802          --              --
  2006   Lowest contract charge 0.50% Class B          $242.92             --                  --          --           36.37%
         Highest contract charge 1.45% Class B         $266.22             --                  --          --           35.07%
         All contract charges                               --          2,029            $410,513        0.43%             --

EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $112.11             --                  --          --            3.96%
         Highest contract charge 1.45% Class A         $139.56             --                  --          --            2.96%
         All contract charges                               --            441            $ 74,135        1.34%             --
  2009   Lowest contract charge 0.50% Class A (b)      $107.84             --                  --          --           (2.52)%
         Highest contract charge 1.45% Class A         $135.54             --                  --          --           (3.45)%
         All contract charges                               --            480            $ 78,061        1.17%             --
  2008   Lowest contract charge 0.50% Class A (b)      $110.63             --                  --          --            3.33%
         Highest contract charge 1.45% Class A         $140.38             --                  --          --            2.35%
         All contract charges                               --            531            $ 89,495        3.33%             --
  2007   Lowest contract charge 0.50% Class A (b)      $107.06             --                  --          --            6.59%
         Highest contract charge 1.45% Class A         $137.16             --                  --          --            5.57%
         All contract charges                               --            554            $ 90,855        4.50%             --
  2006   Lowest contract charge 0.50% Class A (b)      $100.44             --                  --          --            0.44%
         Highest contract charge 1.45% Class A         $129.92             --                  --          --            1.89%
         All contract charges                               --            586            $ 91,303        4.00%             --

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $141.57             --                  --         --             3.70%
         Highest contract charge 1.30% Class B (c)     $107.32             --                  --         --             2.87%
         All contract charges                               --            177            $ 23,904       1.34%              --
  2009   Lowest contract charge 0.50% Class B          $136.52             --                  --         --            (2.76)%
         Highest contract charge 1.30% Class B (c)     $104.32             --                  --         --            (3.52)%
         All contract charges                               --            189            $ 25,089       1.17%              --
  2008   Lowest contract charge 0.50% Class B          $140.40             --                  --         --             3.08%
         Highest contract charge 1.30% Class B (c)     $108.13             --                  --         --             2.26%
         All contract charges                               --            220            $ 30,638       3.33%              --
  2007   Lowest contract charge 0.50% Class B          $136.21             --                  --         --             6.32%
         Highest contract charge 1.30% Class B (c)     $105.74             --                  --         --             5.48%
         All contract charges                               --            225            $ 30,902       4.50%              --
  2006   Lowest contract charge 0.50% Class B          $128.11             --                  --         --             2.61%
         Highest contract charge 1.30% Class B (c)     $100.25             --                  --         --             0.25%
         All contract charges                               --            254            $ 32,922       4.00%              --

EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.07             --                  --         --             8.68%
         Highest contract charge 1.45% Class B         $147.29             --                  --         --             7.64%
         All contract charges                               --          1,247            $148,586       1.90%              --
  2009   Lowest contract charge 0.50% Class B          $107.72             --                  --         --            34.65%
         Highest contract charge 1.45% Class B         $136.84             --                  --         --            33.37%
         All contract charges                               --          1,120            $124,727       3.37%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --         --           (45.13)%
         Highest contract charge 1.45% Class B         $102.60             --                  --         --           (45.66)%
         All contract charges                               --            889            $ 75,314       1.61%              --
  2007   Lowest contract charge 0.50% Class B          $145.80             --                  --         --            14.65%
         Highest contract charge 1.45% Class B         $188.80             --                  --         --            13.54%
         All contract charges                               --            748            $117,043       0.41%              --
  2006   Lowest contract charge 0.50% Class B          $127.17             --                  --         --            18.65%
         Highest contract charge 1.45% Class B         $166.28             --                  --         --            17.52%
         All contract charges                               --            714            $ 98,514       1.40%              --

EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $155.13             --                  --         --            14.37%
         Highest contract charge 1.45% Class B         $146.92             --                  --         --            14.87%
         All contract charges                               --            448            $ 65,388       0.99%              --
  2009   Lowest contract charge 0.50% Class B          $135.64             --                  --         --            36.55%
         Highest contract charge 1.45% Class B         $127.90             --                  --         --            35.26%
         All contract charges                               --            353            $ 45,543       1.34%              --
  2008   Lowest contract charge 0.50% Class B          $ 99.33             --                  --         --           (40.58)%
         Highest contract charge 1.45% Class B         $ 95.89             --                  --         --           (41.15)%
         All contract charges                               --            269            $ 25,877       0.98%              --
  2007   Lowest contract charge 0.50% Class B          $167.16             --                  --         --            15.63%
         Highest contract charge 1.45% Class B         $162.94             --                  --         --            14.51%
         All contract charges                               --            227            $ 37,401       0.70%              --
  2006   Lowest contract charge 0.50% Class B          $144.57             --                  --         --            25.01%
         Highest contract charge 1.45% Class B         $142.29             --                  --         --            23.82%
         All contract charges                               --             88            $ 12,581       1.19%              --

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $116.66             --                  --         --            11.76%
         Highest contract charge 1.45% Class B         $104.20             --                  --         --            10.70%
         All contract charges                               --            384            $ 49,132       1.33%              --
  2009   Lowest contract charge 0.50% Class B          $104.38             --                  --         --            31.64%
         Highest contract charge 1.45% Class B         $ 94.13             --                  --         --            30.39%
         All contract charges                               --            376            $ 43,960       1.50%              --
  2008   Lowest contract charge 0.50% Class B          $ 79.29             --                  --         --           (40.07)%
         Highest contract charge 1.45% Class B         $ 72.19             --                  --         --           (40.65)%
         All contract charges                               --            380            $ 34,198       1.82%              --
  2007   Lowest contract charge 0.50% Class B          $132.31             --                  --         --            (1.71)%
         Highest contract charge 1.45% Class B         $121.64             --                  --         --            (2.65)%
         All contract charges                               --            431            $ 64,820       1.36%              --
  2006   Lowest contract charge 0.50% Class B          $134.61             --                  --         --            19.78%
         Highest contract charge 1.45% Class B         $124.95             --                  --         --            18.64%
         All contract charges                               --            445            $ 68,748       4.40%              --

EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 95.11             --                  --         --            13.61%
         Highest contract charge 1.45% Class B         $ 90.62             --                  --         --            12.53%
         All contract charges                               --            173            $ 16,084       1.05%              --
  2009   Lowest contract charge 0.50% Class B          $ 83.72             --                  --         --            25.88%
         Highest contract charge 1.45% Class B         $ 80.53             --                  --         --            24.68%
         All contract charges                               --            163            $ 13,328       4.70%              --
  2008   Lowest contract charge 0.50% Class B          $ 66.51             --                  --         --           (37.71)%
         Highest contract charge 1.45% Class B         $ 64.59             --                  --         --           (38.32)%
         All contract charges                               --            150            $  9,852       0.37%              --
  2007   Lowest contract charge 0.50% Class B          $106.78             --                  --         --             3.37%
         Highest contract charge 1.45% Class B         $104.71             --                  --         --             2.37%
         All contract charges                               --            146            $ 15,557       1.23%              --
  2006   Lowest contract charge 0.50% Class B          $103.30             --                  --         --            12.38%
         Highest contract charge 1.45% Class B         $102.29             --                  --         --            11.31%
         All contract charges                               --            158            $ 16,368       0.83%              --

EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $ 74.39             --                  --         --            15.37%
         Highest contract charge 1.45% Class B         $ 74.09             --                  --         --            14.27%
         All contract charges                               --          1,628            $123,033       0.96%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.48             --                  --         --            35.52%
         Highest contract charge 1.45% Class B         $ 64.84             --                  --         --            34.24%
         All contract charges                               --          1,755            $115,833       2.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 47.58             --                  --         --           (36.59)%
         Highest contract charge 1.45% Class B         $ 48.30             --                  --         --           (37.20)%
         All contract charges                               --          1,741            $ 85,377       0.14%              --
  2007   Lowest contract charge 0.50% Class B          $ 75.03             --                  --         --            13.41%
         Highest contract charge 1.45% Class B         $ 76.91             --                  --         --            12.33%
         All contract charges                               --          1,870            $145,854       0.00%              --
  2006   Lowest contract charge 0.50% Class B          $ 66.16             --                  --         --            (1.04)%
         Highest contract charge 1.45% Class B         $ 68.47             --                  --         --            (1.98)%
         All contract charges                               --          2,111            $146,204         --               --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B         $ 65.22              --                    --        --           13.88%
         Highest contract charge 1.45% Class B        $ 99.94              --                    --        --           12.80%
         All contract charges                              --           1,626            $  240,110      0.37%             --
  2009   Lowest contract charge 0.50% Class B         $ 57.27              --                    --        --           34.18%
         Highest contract charge 1.45% Class B        $ 88.60              --                    --        --           32.89%
         All contract charges                              --           1,746            $  229,113      1.30%             --
  2008   Lowest contract charge 0.50% Class B         $ 42.68              --                    --        --          (38.55)%
         Highest contract charge 1.45% Class B        $ 66.67              --                    --        --          (39.13)%
         All contract charges                              --           1,840            $  181,508      0.11%             --
  2007   Lowest contract charge 0.50% Class B         $ 69.45              --                    --        --           15.04%
         Highest contract charge 1.45% Class B        $109.53              --                    --        --           13.94%
         All contract charges                              --           1,998            $  323,002      0.34%             --
  2006   Lowest contract charge 0.50% Class B         $ 60.37              --                    --        --            7.24%
         Highest contract charge 1.45% Class B        $ 96.13              --                    --        --            6.22%
         All contract charges                              --           2,215            $  314,252        --              --

EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.45%
  2010   Lowest contract charge 0.50% Class B         $ 61.79              --                    --        --           14.04%
         Highest contract charge 1.45% Class B        $ 58.76              --                    --        --           12.97%
         All contract charges                              --             276            $   16,209      1.51%             --
  2009   Lowest contract charge 0.50% Class B         $ 54.18              --                    --        --           18.56%
         Highest contract charge 1.45% Class B        $ 52.01              --                    --        --           17.40%
         All contract charges                              --             268            $   14,005     10.00%             --
  2008   Lowest contract charge 0.50% Class B         $ 45.70              --                    --        --          (56.92)%
         Highest contract charge 1.45% Class B        $ 44.30              --                    --        --          (57.33)%
         All contract charges                              --             198            $    8,765      1.43%             --
  2007   Lowest contract charge 0.50% Class B         $106.08              --                    --        --           (6.41)%
         Highest contract charge 1.45% Class B        $103.83              --                    --        --           (7.29)%
         All contract charges                              --             201            $   20,937      0.00%             --
  2006   Lowest contract charge 0.50% Class B         $113.34              --                    --        --            6.30%
         Highest contract charge 1.45% Class B        $112.00              --                    --        --            5.29%
         All contract charges                              --             168            $   18,866      0.05%             --

EQ/LARGE CAP VALUE PLUS
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (i)     $118.77              --                    --        --           12.34%
         Highest contract charge 1.45% Class A (i)    $105.70              --                    --        --           11.26%
         All contract charges                              --           7,115            $  712,720      1.35%             --
  2009   Lowest contract charge 0.50% Class A (i)     $105.72              --                    --        --           20.01%
         Highest contract charge 1.45% Class A (i)    $ 95.00              --                    --        --           18.87%
         All contract charges                              --           7,826            $  703,519      2.43%             --
  2008   Lowest contract charge 0.50% Class A (i)     $ 88.09              --                    --        --          (43.29)%
         Highest contract charge 1.45% Class A (i)    $ 79.92              --                    --        --          (43.83)%
         All contract charges                              --           8,288            $  607,794      3.00%             --
  2007   Lowest contract charge 0.50% Class A (i)     $155.34              --                    --        --           (5.17)%
         Highest contract charge 1.45% Class A (i)    $142.29              --                    --        --           (5.52)%
         All contract charges                              --           9,387            $1,261,004      2.66%             --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/LARGE CAP VALUE PLUS (H)
---------------------------

         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.56             --                  --         --            12.12%
         Highest contract charge 1.30% Class B         $ 72.56             --                  --         --            11.24%
         All contract charges                               --            994            $101,850       1.35%              --
  2009   Lowest contract charge 0.50% Class B          $104.86             --                  --         --            19.84%
         Highest contract charge 1.30% Class B         $ 65.23             --                  --         --            18.88%
         All contract charges                               --          1,154            $106,366       2.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 87.50             --                  --         --           (43.61)%
         Highest contract charge 1.30% Class B         $ 54.87             --                  --         --           (44.06)%
         All contract charges                               --          1,368            $124,290       3.00%              --
  2007   Lowest contract charge 0.50% Class B          $155.18             --                  --         --            (5.03)%
         Highest contract charge 1.30% Class B         $ 98.09             --                  --         --            (5.79)%
         All contract charges                               --          1,726            $239,219       2.66%              --
  2006   Lowest contract charge 0.50% Class B          $163.40             --                  --         --            20.78%
         Highest contract charge 1.45% Class B         $151.12             --                  --         --            19.63%
         All contract charges                               --          3,483            $500,340       1.68%              --

EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $110.97             --                  --         --            16.89%
         Highest contract charge 1.45% Class B         $105.09             --                  --         --            15.78%
         All contract charges                               --            188            $ 19,871       0.50%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.93             --                  --         --            17.52%
         Highest contract charge 1.45% Class B         $ 90.77             --                  --         --            16.40%
         All contract charges                               --            157            $ 14,310       0.75%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.78             --                  --         --           (36.88)%
         Highest contract charge 1.45% Class B         $ 77.98             --                  --         --           (37.49)%
         All contract charges                               --            135            $ 10,625       1.57%              --
  2007   Lowest contract charge 0.50% Class B          $127.98             --                  --         --             2.95%
         Highest contract charge 1.45% Class B         $124.75             --                  --         --             1.97%
         All contract charges                               --            130            $ 16,386       1.18%              --
  2006   Lowest contract charge 0.50% Class B          $124.31             --                  --         --            16.63%
         Highest contract charge 1.45% Class B         $122.34             --                  --         --            15.51%
         All contract charges                               --             95            $ 11,695       1.50%              --

EQ/LORD ABBETT LARGE CAP CORE
-----------------------------

         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.57             --                  --         --            13.40%
         Highest contract charge 1.45% Class B         $120.82             --                  --         --            12.32%
         All contract charges                               --            340            $ 40,755       0.44%              --
  2009   Lowest contract charge 0.50% Class B          $112.50             --                  --         --            24.89%
         Highest contract charge 1.45% Class B         $107.57             --                  --         --            23.70%
         All contract charges                               --            227            $ 24,207       0.81%              --
  2008   Lowest contract charge 0.50% Class B          $ 90.08             --                  --         --           (31.32)%
         Highest contract charge 1.45% Class B         $ 86.96             --                  --         --           (31.98)%
         All contract charges                               --            104            $  9,067       1.30%              --
  2007   Lowest contract charge 0.50% Class B          $131.15             --                  --         --            10.12%
         Highest contract charge 1.45% Class B         $127.84             --                  --         --             9.07%
         All contract charges                               --             54            $  7,108       0.82%              --
  2006   Lowest contract charge 0.50% Class B          $119.10             --                  --         --            12.13%
         Highest contract charge 1.45% Class B         $117.21             --                  --         --            11.06%
         All contract charges                               --             35            $  4,131       1.24%              --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.87             --                  --         --            25.12%
         Highest contract charge 1.45% Class B         $113.13             --                  --         --            23.93%
         All contract charges                               --          2,915            $331,992       0.76%              --
  2009   Lowest contract charge 0.50% Class B          $102.20             --                  --         --            35.58%
         Highest contract charge 1.45% Class B         $ 91.29             --                  --         --            34.29%
         All contract charges                               --          2,983            $274,329       1.14%              --
  2008   Lowest contract charge 0.50% Class B          $ 75.38             --                  --         --           (49.53)%
         Highest contract charge 1.45% Class B         $ 67.98             --                  --         --           (50.02)%
         All contract charges                               --          2,796            $192,207       0.92%              --
  2007   Lowest contract charge 0.50% Class B          $149.37             --                  --         --             7.48%
         Highest contract charge 1.45% Class B         $136.02             --                  --         --             6.46%
         All contract charges                               --          2,644            $364,141         --               --
  2006   Lowest contract charge 0.50% Class B          $138.97             --                  --         --            10.97%
         Highest contract charge 1.45% Class B         $127.77             --                  --         --             9.91%
         All contract charges                               --          2,461            $318,026       3.32%              --

EQ/MID CAP VALUE PLUS (J)(K)(L)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $178.03             --                  --         --            21.85%
         Highest contract charge 1.45% Class B         $128.33             --                  --         --            20.69%
         All contract charges                               --          3,090            $493,736       1.01%              --
  2009   Lowest contract charge 0.50% Class B          $146.11             --                  --         --            35.17%
         Highest contract charge 1.45% Class B         $106.33             --                  --         --            33.88%
         All contract charges                               --          3,356            $444,470       1.36%              --
  2008   Lowest contract charge 0.50% Class B          $108.09             --                  --         --           (39.87)%
         Highest contract charge 1.45% Class B         $ 79.42             --                  --         --           (40.45)%
         All contract charges                               --          2,463            $244,404       1.43%              --
  2007   Lowest contract charge 0.50% Class B          $179.75             --                  --         --            (2.09)%
         Highest contract charge 1.45% Class B         $133.36             --                  --         --            (3.03)%
         All contract charges                               --          2,763            $458,308       1.01%              --
  2006   Lowest contract charge 0.50% Class B          $183.59             --                  --         --            11.92%
         Highest contract charge 1.45% Class B         $137.53             --                  --         --            10.86%
         All contract charges                               --          2,889            $493,560       0.31%              --

EQ/MONEY MARKET +
-----------------
         Unit Value 0.50% to 1.49%*
  2010   Lowest contract charge 0.50% Class A (b)      $106.54             --                  --         --            (0.40)%
         Highest contract charge 1.49% Class A         $ 36.15             --                  --         --            (0.85)%
         All contract charges                               --          1,522            $ 75,400       0.06%              --
  2009   Lowest contract charge 0.50% Class A (b)      $106.97             --                  --         --            (0.21)%
         Highest contract charge 1.49% Class A         $ 36.46             --                  --         --            (1.43)%
         All contract charges                               --          1,888            $ 95,425       0.17%              --
  2008   Lowest contract charge 0.50% Class A (b)      $107.20             --                  --         --             1.85%
         Highest contract charge 1.49% Class A         $ 36.99             --                  --         --             1.04%
         All contract charges                               --          2,804            $139,434       2.82%              --
  2007   Lowest contract charge 0.50% Class A (b)      $105.25             --                  --         --             4.46%
         Highest contract charge 1.49% Class A         $ 36.61             --                  --         --             3.62%
         All contract charges                               --          3,066            $147,228       4.79%              --
  2006   Lowest contract charge 0.50% Class A (b)      $100.76             --                  --         --             0.76%
         Highest contract charge 1.49% Class A         $ 35.33             --                  --         --             3.35%
         All contract charges                               --          2,357            $111,741       4.59%              --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MONEY MARKET
---------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $117.46            --                   --         --            (0.49)%
         Highest contract charge 1.30% Class B (c)     $102.12            --                   --         --            (1.28)%
         All contract charges                               --           328             $ 37,487       0.06%              --
  2009   Lowest contract charge 0.50% Class B          $118.04            --                   --         --            (0.51)%
         Highest contract charge 1.30% Class B (c)     $103.45            --                   --         --            (1.29)%
         All contract charges                               --           380             $ 44,026       0.17%              --
  2008   Lowest contract charge 0.50% Class B          $118.64            --                   --         --             1.60%
         Highest contract charge 1.30% Class B (c)     $104.80            --                   --         --             0.80%
         All contract charges                               --           466             $ 55,344       2.82%              --
  2007   Lowest contract charge 0.50% Class B          $116.77            --                   --         --             4.18%
         Highest contract charge 1.30% Class B (c)     $103.97            --                   --         --             3.35%
         All contract charges                               --           368             $ 44,041       4.79%              --
  2006   Lowest contract charge 0.50% Class B          $112.08            --                   --         --             3.96%
         Highest contract charge 1.30% Class B (c)     $100.60            --                   --         --             0.60%
         All contract charges                               --           293             $ 33,856       4.59%              --

EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $131.79            --                   --         --             7.68%
         Highest contract charge 1.45% Class B         $124.15            --                   --         --             6.65%
         All contract charges                               --           325             $ 40,465       0.61%              --
  2009   Lowest contract charge 0.50% Class B          $122.39            --                   --         --            29.09%
         Highest contract charge 1.45% Class B         $116.41            --                   --         --            27.85%
         All contract charges                               --           287             $ 33,366       0.44%              --
  2008   Lowest contract charge 0.50% Class B          $ 94.81            --                   --         --           (33.23)%
         Highest contract charge 1.45% Class B         $ 91.05            --                   --         --           (33.86)%
         All contract charges                               --           216             $ 19,750       0.25%              --
  2007   Lowest contract charge 0.50% Class B          $141.99            --                   --         --            20.21%
         Highest contract charge 1.45% Class B         $137.67            --                   --         --            19.06%
         All contract charges                               --           106             $ 14,637       0.46%              --
  2006   Lowest contract charge 0.50% Class B          $118.12            --                   --         --             7.41%
         Highest contract charge 1.45% Class B         $115.63            --                   --         --             6.39%
         All contract charges                               --            32             $  3,686       0.21%              --

EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $177.66            --                   --         --            31.64%
         Highest contract charge 1.45% Class B         $168.26            --                   --         --            30.38%
         All contract charges                               --           997             $166,171       0.12%              --
  2009   Lowest contract charge 0.50% Class B          $134.96            --                   --         --            56.28%
         Highest contract charge 1.45% Class B         $129.05            --                   --         --            54.79%
         All contract charges                               --           662             $ 84,822       0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 86.36            --                   --         --           (47.59)%
         Highest contract charge 1.45% Class B         $ 83.37            --                   --         --           (48.09)%
         All contract charges                               --           384             $ 32,050       0.00%              --
  2007   Lowest contract charge 0.50% Class B          $164.77            --                   --         --            21.80%
         Highest contract charge 1.45% Class B         $160.61            --                   --         --            20.63%
         All contract charges                               --           286             $ 45,962       0.34%              --
  2006   Lowest contract charge 0.50% Class B          $135.28            --                   --         --             8.71%
         Highest contract charge 1.45% Class B         $133.14            --                   --         --             7.68%
         All contract charges                               --           116             $ 15,516       0.47%              --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 92.75             --                  --         --             11.37%
         Highest contract charge 1.45% Class B (a)     $ 88.99             --                  --         --             10.31%
         All contract charges                               --            342            $ 30,620       1.86%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.28             --                  --         --             24.50%
         Highest contract charge 1.45% Class B (a)     $ 80.67             --                  --         --             23.31%
         All contract charges                               --            364            $ 29,448       0.19%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 66.89             --                  --         --            (38.41)%
         Highest contract charge 1.45% Class B (a)     $ 65.42             --                  --         --            (39.00)%
         All contract charges                               --            351            $ 23,077       3.77%               --
  2007   Lowest contract charge 0.50% Class B (a)      $108.61             --                  --         --              1.15%
         Highest contract charge 1.45% Class B (a)     $107.25             --                  --         --              0.17%
         All contract charges                               --            337            $ 36,145       0.00%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.38             --                  --         --              7.38%
         Highest contract charge 1.45% Class B (a)     $107.07             --                  --         --              7.07%
         All contract charges                               --             44            $  4,705       0.43%               --

EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $109.04             --                  --         --             14.61%
         Highest contract charge 1.45% Class B (a)     $104.61             --                  --         --             13.51%
         All contract charges                               --            356            $ 37,232       0.66%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 95.14             --                  --         --             37.92%
         Highest contract charge 1.45% Class B (a)     $ 92.16             --                  --         --             36.61%
         All contract charges                               --            242            $ 22,289       0.70%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 68.98             --                  --         --            (41.04)%
         Highest contract charge 1.45% Class B (a)     $ 67.46             --                  --         --            (41.61)%
         All contract charges                               --            160            $ 10,889       1.37%               --
  2007   Lowest contract charge 0.50% Class B (a)      $116.99             --                  --         --              5.18%
         Highest contract charge 1.45% Class B (a)     $115.53             --                  --         --              4.17%
         All contract charges                               --            114            $ 13,151       0.37%               --
  2006   Lowest contract charge 0.50% Class B (a)      $111.23             --                  --         --             11.23%
         Highest contract charge 1.45% Class B (a)     $110.91             --                  --         --             10.91%
         All contract charges                               --             21            $  2,340       0.05%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 1.10% to 1.25%*
  2010   Lowest contract charge 1.10% Class A (v)      $100.28             --                  --         --             (0.02)%
         Highest contract charge 1.25% Class A (v)     $100.08             --                  --         --             (0.17)%
         All contract charges                               --              2            $    168       0.33%               --
  2009   Lowest contract charge 1.10% Class A (v)      $100.30             --                  --         --              0.30%
         Highest contract charge 1.25% Class A (v)     $100.25             --                  --         --              0.25%
         All contract charges                               --              2            $    171       1.17%               --

EQ/PIMCO ULTRA SHORT BOND (M)(N)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $113.96             --                  --         --              0.34%
         Highest contract charge 1.45% Class B         $107.93             --                  --         --             (0.62)%
         All contract charges                               --          1,333            $145,853       0.33%               --
  2009   Lowest contract charge 0.50% Class B          $113.57             --                  --         --              7.47%
         Highest contract charge 1.45% Class B         $108.60             --                  --         --              6.44%
         All contract charges                               --          1,345            $147,582       1.17%               --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/PIMCO ULTRA SHORT BOND (M)(N) (CONTINUED)
--------------------------------------------
  2008   Lowest contract charge 0.50% Class B          $105.68             --                  --          --          (4.53)%
         Highest contract charge 1.45% Class B         $102.03             --                  --          --          (5.44)%
         All contract charges                               --            975            $100,324        3.21%            --
  2007   Lowest contract charge 0.50% Class B          $110.69             --                  --          --          10.91%
         Highest contract charge 1.45% Class B         $107.90             --                  --          --           9.86%
         All contract charges                               --            448            $ 48,682        3.10%            --
  2006   Lowest contract charge 0.50% Class B          $ 99.80             --                  --          --          (0.11)%
         Highest contract charge 1.45% Class B         $ 98.22             --                  --          --          (1.06)%
         All contract charges                               --            303            $ 29,905        4.95%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $109.76             --                  --          --           5.93%
         Highest contract charge 1.45% Class A         $141.77             --                  --          --           4.93%
         All contract charges                               --            663            $119,757       10.69%            --
  2009   Lowest contract charge 0.50% Class A (b)      $103.61             --                  --          --           5.75%
         Highest contract charge 1.45% Class A         $135.11             --                  --          --           4.74%
         All contract charges                               --            714            $122,518        3.62%            --
  2008   Lowest contract charge 0.50% Class A (b)      $ 97.98             --                  --          --          (6.79)%
         Highest contract charge 1.45% Class A         $129.00             --                  --          --          (7.69)%
         All contract charges                               --            603            $ 98,734        5.15%            --
  2007   Lowest contract charge 0.50% Class A (b)      $105.12             --                  --          --           4.28%
         Highest contract charge 1.45% Class A         $139.74             --                  --          --           3.27%
         All contract charges                               --            691            $122,544        5.12%            --
  2006   Lowest contract charge 0.50% Class A (b)      $100.81             --                  --          --          (0.81)%
         Highest contract charge 1.45% Class A         $135.31             --                  --          --           2.58%
         All contract charges                               --            694            $119,214        4.01%            --

EQ/QUALITY BOND PLUS (R)
------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $144.85             --                  --          --           5.71%
         Highest contract charge 1.30% Class B (c)     $105.17             --                  --          --           4.88%
         All contract charges                               --            257            $ 35,267       10.69%            --
  2009   Lowest contract charge 0.50% Class B          $137.03             --                  --          --           5.54%
         Highest contract charge 1.30% Class B (c)     $100.28             --                  --          --           4.70%
         All contract charges                               --            266            $ 35,438        3.62%            --
  2008   Lowest contract charge 0.50% Class B          $129.84             --                  --          --          (7.02)%
         Highest contract charge 1.30% Class B (c)     $ 95.78             --                  --          --          (7.74)%
         All contract charges                               --            195            $ 25,267        5.15%            --
  2007   Lowest contract charge 0.50% Class B          $139.64             --                  --          --           4.01%
         Highest contract charge 1.30% Class B (c)     $103.82             --                  --          --           3.18%
         All contract charges                               --            241            $ 33,892        5.12%            --
  2006   Lowest contract charge 0.50% Class B          $134.25             --                  --          --           3.30%
         Highest contract charge 1.30% Class B (c)     $100.62             --                  --          --           0.62%
         All contract charges                               --            246            $ 33,382        4.01%            --

EQ/SMALL COMPANY INDEX (Q)
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $170.86             --                  --          --          25.19%
         Highest contract charge 1.45% Class B         $156.61             --                  --          --          24.00%
         All contract charges                               --          1,249            $194,601        0.97%            --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/SMALL COMPANY INDEX (Q) (CONTINUED)
--------------------------------------
  2009   Lowest contract charge 0.50% Class B          $136.48             --                  --         --             25.50%
         Highest contract charge 1.45% Class B         $126.30             --                  --         --             24.30%
         All contract charges                               --          1,263            $158,989       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $108.75             --                  --         --            (34.46)%
         Highest contract charge 1.45% Class B         $101.61             --                  --         --            (35.09)%
         All contract charges                               --          1,079            $110,179       0.86%               --
  2007   Lowest contract charge 0.50% Class B          $165.93             --                  --         --             (2.33)%
         Highest contract charge 1.45% Class B         $156.54             --                  --         --             (3.26)%
         All contract charges                               --          1,028            $162,622       1.40%               --
  2006   Lowest contract charge 0.50% Class B          $169.88             --                  --         --             17.12%
         Highest contract charge 1.45% Class B         $161.81             --                  --         --             16.01%
         All contract charges                               --            903            $147,411       1.37%               --

EQ/T. ROWE PRICE GROWTH STOCK (F)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $111.04             --                  --         --             15.81%
         Highest contract charge 1.45% Class B         $104.60             --                  --         --             14.71%
         All contract charges                               --          1,301            $136,780       0.00%               --
  2009   Lowest contract charge 0.50% Class B          $ 95.88             --                  --         --             41.92%
         Highest contract charge 1.45% Class B         $ 91.19             --                  --         --             40.57%
         All contract charges                               --          1,059            $ 96,907       0.00%               --
  2008   Lowest contract charge 0.50% Class B          $ 67.56             --                  --         --            (42.49)%
         Highest contract charge 1.45% Class B         $ 64.87             --                  --         --            (43.05)%
         All contract charges                               --            804            $ 52,446       0.00%               --
  2007   Lowest contract charge 0.50% Class B          $117.48             --                  --         --              6.69%
         Highest contract charge 1.45% Class B         $113.91             --                  --         --              5.67%
         All contract charges                               --            750            $ 86,072       0.14%               --
  2006   Lowest contract charge 0.50% Class B          $110.11             --                  --         --             (4.49)%
         Highest contract charge 1.45% Class B         $107.80             --                  --         --             (5.40)%
         All contract charges                               --             80            $  8,636         --                --

EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 89.69             --                  --         --              7.45%
         Highest contract charge 1.45% Class B (a)     $ 86.05             --                  --         --              6.42%
         All contract charges                               --            363            $ 31,436       1.51%               --
  2009   Lowest contract charge 0.50% Class B (a)      $ 83.47             --                  --         --             29.39%
         Highest contract charge 1.45% Class B (a)     $ 80.86             --                  --         --             28.15%
         All contract charges                               --            345            $ 27,972       1.63%               --
  2008   Lowest contract charge 0.50% Class B (a)      $ 64.51             --                  --         --            (41.12)%
         Highest contract charge 1.45% Class B (a)     $ 63.10             --                  --         --            (41.68)%
         All contract charges                               --            291            $ 18,450       1.69%               --
  2007   Lowest contract charge 0.50% Class B (a)      $109.56             --                  --         --              1.58%
         Highest contract charge 1.45% Class B (a)     $108.19             --                  --         --              0.60%
         All contract charges                               --            276            $ 29,896       0.67%               --
  2006   Lowest contract charge 0.50% Class B (a)      $107.86             --                  --         --              7.86%
         Highest contract charge 1.45% Class B (a)     $107.54             --                  --         --              7.54%
         All contract charges                               --             45            $  4,856       0.45%               --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $120.05           --                   --          --            12.50%
         Highest contract charge 1.45% Class B         $113.09           --                   --          --            11.43%
         All contract charges                               --          206              $22,949        0.73%              --
  2009   Lowest contract charge 0.50% Class B          $106.71           --                   --          --            31.77%
         Highest contract charge 1.45% Class B         $101.49           --                   --          --            30.52%
         All contract charges                               --          207              $20,745        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.98           --                   --          --           (40.33)%
         Highest contract charge 1.45% Class B         $ 77.76           --                   --          --           (40.90)%
         All contract charges                               --          195              $15,016        1.19%              --
  2007   Lowest contract charge 0.50% Class B          $135.71           --                   --          --             0.66%
         Highest contract charge 1.45% Class B         $131.58           --                   --          --            (0.30)%
         All contract charges                               --          204              $27,120        0.92%              --
  2006   Lowest contract charge 0.50% Class B          $134.82           --                   --          --            13.58%
         Highest contract charge 1.45% Class B         $131.98           --                   --          --            12.50%
         All contract charges                               --          148              $19,665        0.98%              --

EQ/VAN KAMPEN COMSTOCK
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $107.82           --                   --          --            14.64%
         Highest contract charge 1.45% Class B         $102.11           --                   --          --            13.55%
         All contract charges                               --          227              $23,239        1.31%              --
  2009   Lowest contract charge 0.50% Class B          $ 94.05           --                   --          --            27.77%
         Highest contract charge 1.45% Class B         $ 89.93           --                   --          --            26.54%
         All contract charges                               --          210              $18,995        0.00%              --
  2008   Lowest contract charge 0.50% Class B          $ 73.61           --                   --          --           (37.26)%
         Highest contract charge 1.45% Class B         $ 71.07           --                   --          --           (37.86)%
         All contract charges                               --          197              $14,153        1.92%              --
  2007   Lowest contract charge 0.50% Class B          $117.33           --                   --          --            (2.99)%
         Highest contract charge 1.45% Class B         $114.37           --                   --          --            (3.92)%
         All contract charges                               --          199              $22,805        1.69%              --
  2006   Lowest contract charge 0.50% Class B          $120.95           --                   --          --            15.33%
         Highest contract charge 1.45% Class B         $119.04           --                   --          --            14.23%
         All contract charges                               --          152              $18,187        3.08%              --

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $117.54           --                   --          --            16.70%
         Highest contract charge 1.45% Class B         $109.06           --                   --          --            15.59%
         All contract charges                               --          661              $73,829        0.01%              --
  2009   Lowest contract charge 0.50% Class B          $100.72           --                   --          --            39.60%
         Highest contract charge 1.45% Class B         $ 94.35           --                   --          --            38.26%
         All contract charges                               --          484              $46,515        0.19%              --
  2008   Lowest contract charge 0.50% Class B          $ 72.15           --                   --          --           (27.97)%
         Highest contract charge 1.45% Class B         $ 68.24           --                   --          --           (28.66)%
         All contract charges                               --          305              $21,123        0.58%              --
  2007   Lowest contract charge 0.50% Class B          $100.16           --                   --          --            10.77%
         Highest contract charge 1.45% Class B         $ 95.65           --                   --          --             9.72%
         All contract charges                               --          295              $28,671          --               --
  2006   Lowest contract charge 0.50% Class B          $ 90.42           --                   --          --             5.34%
         Highest contract charge 1.45% Class B         $ 87.18           --                   --          --             4.34%
         All contract charges                               --          257              $22,739        2.11%              --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class 2 (w)      $117.81          --                 --          --           12.48%
         Highest contract charge 1.34% Service Class 2 (w)     $117.57          --                 --          --           12.28%
         All contract charges                                       --         147            $16,900        2.98%             --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
---------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $102.89          --                 --          --            3.37%
         Highest contract charge 1.20% Service Class 2 (w)     $102.67          --                 --          --            3.16%
         All contract charges                                       --           2            $   192        3.45%             --

FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Class 2 (w)      $112.63          --                 --          --           13.50%
         Highest contract charge 1.20% Service Class 2 (w)     $112.39          --                 --          --           13.27%
         All contract charges                                       --          13            $ 1,569        0.28%             --

GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Service Shares (w)       $107.80          --                 --          --            7.99%
         Highest contract charge 1.20% Service Shares (w)      $107.57          --                 --          --            7.77%
         All contract charges                                       --           3            $   377        1.16%             --

INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.00% to 1.20%*
  2010   Lowest contract charge 1.00% Series II (w)            $ 93.74          --                 --          --           (4.45)%
         Highest contract charge 1.20% Series II (w)           $ 93.61          --                 --          --           (4.57)%
         All contract charges                                       --          --            $    32        0.00%             --

INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $109.44          --                 --          --            5.19%
         Highest contract charge 1.34% Series II (w)           $109.21          --                 --          --            5.00%
         All contract charges                                       --          33            $ 3,634        1.16%             --

INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Series II (w)            $109.72          --                 --          --           11.11%
         Highest contract charge 1.20% Series II (w)           $109.49          --                 --          --           10.89%
         All contract charges                                       --          12            $ 1,264        1.91%             --

INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $114.89          --                 --          --            9.90%
         Highest contract charge 1.34% Series II (w)           $114.65          --                 --          --            9.70%
         All contract charges                                       --          16            $ 1,938        0.11%             --

INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Series II (w)            $124.58          --                 --          --           17.58%
         Highest contract charge 1.34% Series II (w)           $124.31          --                 --          --           17.37%
         All contract charges                                       --           5            $   788        0.00%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (w)        $128.82          --                 --          --           24.79%
         Highest contract charge 1.34% Common Shares (w)       $128.55          --                 --          --           24.57%
         All contract charges                                       --          29            $ 3,760        0.00%             --

IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Common Shares (y)        $106.45          --                 --          --            4.86%
         Highest contract charge 1.34% Common Shares (y)       $106.22          --                 --          --            4.67%
         All contract charges                                       --          53            $ 5,682        0.00%             --

IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Common Shares (w)        $112.82          --                 --          --           13.52%
         Highest contract charge 1.20% Common Shares (w)       $112.58          --                 --          --           13.30%
         All contract charges                                       --           2            $   268        0.00%             --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 0.50% to 1.34%*
  2010   Lowest contract charge 0.50% Service Shares (y)       $113.71          --                 --          --            8.60%
         Highest contract charge 1.34% Service Shares (y)      $113.40          --                 --          --            8.34%
         All contract charges                                       --         144            $16,398        1.82%             --

MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (w)        $111.39          --                 --          --            7.84%
         Highest contract charge 1.34% Service Class (w)       $111.16          --                 --          --            7.65%
         All contract charges                                       --          55            $ 6,102        0.00%             --

MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.15          --                 --          --           12.10%
         Highest contract charge 1.34% Service Class (y)       $118.90          --                 --          --           11.90%
         All contract charges                                       --           3            $   314        0.00%             --

MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 0.90% to 1.34%*
  2010   Lowest contract charge 0.90% Service Class (w)        $115.04          --                 --          --            9.34%
         Highest contract charge 1.34% Service Class (w)       $114.87          --                 --          --            9.20%
         All contract charges                                       --          16            $ 1,748        0.00%             --

MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $119.29          --                 --          --           11.34%
         Highest contract charge 1.34% Service Class (y)       $119.04          --                 --          --           11.14%
         All contract charges                                       --          16            $ 1,973        0.00%             --

MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 0.70% to 1.34%*
  2010   Lowest contract charge 0.70% Service Class (y)        $111.03          --                 --          --            9.36%
         Highest contract charge 1.34% Service Class (y)       $110.79          --                 --          --            9.16%
         All contract charges                                       --          19            $ 2,068        0.00%             --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 99.90              --                 --         --            17.31%
         Highest contract charge 1.45% Class A         $ 71.74              --                 --         --            16.19%
         All contract charges                               --           7,304           $598,009       0.87%              --
  2009   Lowest contract charge 0.50% Class A (b)      $ 85.16              --                 --         --            36.94%
         Highest contract charge 1.45% Class A         $ 61.74              --                 --         --            35.63%
         All contract charges                               --           7,754           $543,315       0.40%              --
  2008   Lowest contract charge 0.50% Class A (b)      $ 62.19              --                 --         --           (46.81)%
         Highest contract charge 1.45% Class A         $ 45.52              --                 --         --           (47.32)%
         All contract charges                               --           7,902           $406,785       0.49%              --
  2007   Lowest contract charge 0.50% Class A (b)      $116.93              --                 --         --            11.11%
         Highest contract charge 1.45% Class A         $ 86.41              --                 --         --            10.03%
         All contract charges                               --           8,900           $867,396       0.10%              --
  2006   Lowest contract charge 0.50% Class A (b)      $105.24              --                 --         --             5.24%
         Highest contract charge 1.45% Class A         $ 78.53              --                 --         --             3.85%
         All contract charges                               --          10,463           $923,899       0.17%              --

MULTIMANAGER AGGRESSIVE EQUITY (O)(X)
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $ 75.07              --                 --         --            17.02%
         Highest contract charge 1.30% Class B (c)     $ 95.64              --                 --         --            16.10%
         All contract charges                               --             367           $ 27,322       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $ 64.15              --                 --         --            36.58%
         Highest contract charge 1.30% Class B (c)     $ 82.38              --                 --         --            35.52%
         All contract charges                               --             279           $ 17,675       0.40%              --
  2008   Lowest contract charge 0.50% Class B          $ 46.97              --                 --         --           (46.94)%
         Highest contract charge 1.30% Class B (c)     $ 60.79              --                 --         --           (47.37)%
         All contract charges                               --             133           $  6,081       0.49%              --
  2007   Lowest contract charge 0.50% Class B          $ 88.52              --                 --         --            10.83%
         Highest contract charge 1.30% Class B (c)     $115.50              --                 --         --             9.95%
         All contract charges                               --             159           $ 13,842       0.10%              --
  2006   Lowest contract charge 0.50% Class B          $ 79.87              --                 --         --             4.59%
         Highest contract charge 1.30% Class B (c)     $105.05              --                 --         --             5.05%
         All contract charges                               --             190           $ 14,885       0.17%              --

MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $147.39              --                 --         --             5.68%
         Highest contract charge 1.45% Class B         $135.19              --                 --         --             4.66%
         All contract charges                               --             818           $111,731       2.80%              --
  2009   Lowest contract charge 0.50% Class B          $139.47              --                 --         --             7.77%
         Highest contract charge 1.45% Class B         $129.17              --                 --         --             6.74%
         All contract charges                               --             666           $ 86,980       3.57%              --
  2008   Lowest contract charge 0.50% Class B          $129.41              --                 --         --             1.95%
         Highest contract charge 1.45% Class B         $121.01              --                 --         --             0.98%
         All contract charges                               --             582           $ 71,497       4.88%              --
  2007   Lowest contract charge 0.50% Class B          $126.94              --                 --         --             5.73%
         Highest contract charge 1.45% Class B         $119.83              --                 --         --             4.71%
         All contract charges                               --             594           $ 72,099       4.09%              --
  2006   Lowest contract charge 0.50% Class B          $120.06              --                 --         --             3.25%
         Highest contract charge 1.45% Class B         $114.44              --                 --         --             2.27%
         All contract charges                               --             591           $ 68,372       4.11%              --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $142.88           --                    --         --             6.42%
         Highest contract charge 1.45% Class B         $131.06           --                    --         --             5.40%
         All contract charges                               --          552              $ 73,081       2.93%              --
  2009   Lowest contract charge 0.50% Class B          $134.26           --                    --         --            29.27%
         Highest contract charge 1.45% Class B         $124.34           --                    --         --            28.04%
         All contract charges                               --          597              $ 74,900       1.59%              --
  2008   Lowest contract charge 0.50% Class B          $103.86           --                    --         --           (47.50)%
         Highest contract charge 1.45% Class B         $ 97.11           --                    --         --           (48.00)%
         All contract charges                               --          616              $ 60,647       1.53%              --
  2007   Lowest contract charge 0.50% Class B          $197.82           --                    --         --            11.87%
         Highest contract charge 1.45% Class B         $186.75           --                    --         --            10.79%
         All contract charges                               --          644              $121,692       0.72%              --
  2006   Lowest contract charge 0.50% Class B          $176.83           --                    --         --            24.69%
         Highest contract charge 1.45% Class B         $168.56           --                    --         --            23.50%
         All contract charges                               --          615              $104,906       2.18%              --

MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $118.37           --                    --         --            10.98%
         Highest contract charge 1.45% Class B         $108.58           --                    --         --             9.93%
         All contract charges                               --          137              $ 15,023       0.26%              --
  2009   Lowest contract charge 0.50% Class B          $106.66           --                    --         --            31.86%
         Highest contract charge 1.45% Class B         $ 98.77           --                    --         --            30.58%
         All contract charges                               --          150              $ 15,024       1.43%              --
  2008   Lowest contract charge 0.50% Class B          $ 80.89           --                    --         --           (39.85)%
         Highest contract charge 1.45% Class B         $ 75.64           --                    --         --           (40.41)%
         All contract charges                               --          159              $ 12,192       0.51%              --
  2007   Lowest contract charge 0.50% Class B          $134.47           --                    --         --             4.48%
         Highest contract charge 1.45% Class B         $126.94           --                    --         --             3.47%
         All contract charges                               --          173              $ 22,281       0.43%              --
  2006   Lowest contract charge 0.50% Class B          $128.70           --                    --         --            13.01%
         Highest contract charge 1.45% Class B         $122.68           --                    --         --            11.94%
         All contract charges                               --          162              $ 20,110       0.60%              --

MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $132.37           --                    --         --            12.59%
         Highest contract charge 1.45% Class B         $121.41           --                    --         --            11.51%
         All contract charges                               --          468              $ 57,445       0.87%              --
  2009   Lowest contract charge 0.50% Class B          $117.57           --                    --         --            22.65%
         Highest contract charge 1.45% Class B         $108.88           --                    --         --            21.09%
         All contract charges                               --          507              $ 55,659       1.87%              --
  2008   Lowest contract charge 0.50% Class B          $ 96.17           --                    --         --           (37.77)%
         Highest contract charge 1.45% Class B         $ 89.92           --                    --         --           (38.36)%
         All contract charges                               --          523              $ 47,681       1.42%              --
  2007   Lowest contract charge 0.50% Class B          $154.53           --                    --         --             3.12%
         Highest contract charge 1.45% Class B         $145.88           --                    --         --             2.13%
         All contract charges                               --          501              $ 73,897       1.12%              --
  2006   Lowest contract charge 0.50% Class B          $149.85           --                    --         --            18.73%
         Highest contract charge 1.45% Class B         $142.84           --                    --         --            17.60%
         All contract charges                               --          457              $ 65,936       2.93%              --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $127.00           --                    --         --           26.24%
         Highest contract charge 1.45% Class B         $116.49           --                    --         --           25.04%
         All contract charges                               --          642              $ 76,165       0.00%             --
  2009   Lowest contract charge 0.50% Class B          $100.60           --                    --         --           41.07%
         Highest contract charge 1.45% Class B         $ 93.16           --                    --         --           39.71%
         All contract charges                               --          679              $ 64,442       0.00%             --
  2008   Lowest contract charge 0.50% Class B          $ 71.31           --                    --         --          (43.86)%
         Highest contract charge 1.45% Class B         $ 66.68           --                    --         --          (44.40)%
         All contract charges                               --          679              $ 46,112       0.00%             --
  2007   Lowest contract charge 0.50% Class B          $127.03           --                    --         --           11.34%
         Highest contract charge 1.45% Class B         $119.92           --                    --         --           10.27%
         All contract charges                               --          730              $ 88,998         --              --
  2006   Lowest contract charge 0.50% Class B          $114.09           --                    --         --            9.07%
         Highest contract charge 1.45% Class B         $108.75           --                    --         --            8.03%
         All contract charges                               --          753              $ 82,924       0.51%             --

MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $164.62           --                    --         --           24.29%
         Highest contract charge 1.45% Class B         $150.99           --                    --         --           23.10%
         All contract charges                               --          487              $ 74,122       0.77%             --
  2009   Lowest contract charge 0.50% Class B          $132.45           --                    --         --           43.64%
         Highest contract charge 1.45% Class B         $122.66           --                    --         --           42.28%
         All contract charges                               --          487              $ 60,246       3.10%             --
  2008   Lowest contract charge 0.50% Class B          $ 92.21           --                    --         --          (36.28)%
         Highest contract charge 1.45% Class B         $ 86.21           --                    --         --          (36.90)%
         All contract charges                               --          478              $ 41,835       0.45%             --
  2007   Lowest contract charge 0.50% Class B          $144.72           --                    --         --           (0.41)%
         Highest contract charge 1.45% Class B         $136.63           --                    --         --           (1.36)%
         All contract charges                               --          514              $ 71,135         --              --
  2006   Lowest contract charge 0.50% Class B          $145.32           --                    --         --           14.16%
         Highest contract charge 1.45% Class B         $138.52           --                    --         --           13.07%
         All contract charges                               --          539              $ 75,665       1.69%             --

MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class A (b)      $ 93.72           --                    --         --            6.36%
         Highest contract charge 1.45% Class A         $ 92.17           --                    --         --            5.35%
         All contract charges                               --          586              $ 92,038       2.82%             --
  2009   Lowest contract charge 0.50% Class A (b)      $ 88.11           --                    --         --            9.36%
         Highest contract charge 1.45% Class A         $ 87.49           --                    --         --            8.32%
         All contract charges                               --          599              $ 89,248       4.66%             --
  2008   Lowest contract charge 0.50% Class A (b)      $ 80.57           --                    --         --          (23.70)%
         Highest contract charge 1.45% Class A         $ 80.77           --                    --         --          (24.43)%
         All contract charges                               --          645              $ 88,735       9.05%             --
  2007   Lowest contract charge 0.50% Class A (b)      $105.59           --                    --         --            2.88%
         Highest contract charge 1.45% Class A         $106.88           --                    --         --            1.90%
         All contract charges                               --          749              $136,313       7.58%             --
  2006   Lowest contract charge 0.50% Class A (b)      $102.63           --                    --         --            2.63%
         Highest contract charge 1.45% Class A         $104.89           --                    --         --            8.61%
         All contract charges                               --          767              $137,007       7.11%             --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.30%*
  2010   Lowest contract charge 0.50% Class B          $121.72             --                  --           --           6.09%
         Highest contract charge 1.30% Class B (c)     $ 89.73             --                  --           --           5.26%
         All contract charges                               --            305            $ 30,085         2.82%            --
  2009   Lowest contract charge 0.50% Class B          $114.73             --                  --           --           9.10%
         Highest contract charge 1.30% Class B (c)     $ 85.24             --                  --           --           8.23%
         All contract charges                               --            277            $ 26,252         4.66%            --
  2008   Lowest contract charge 0.50% Class B          $105.16             --                  --           --         (23.89)%
         Highest contract charge 1.30% Class B (c)     $ 78.76             --                  --           --         (24.49)%
         All contract charges                               --            298            $ 26,227         9.05%            --
  2007   Lowest contract charge 0.50% Class B          $138.16             --                  --           --           2.62%
         Highest contract charge 1.30% Class B (c)     $104.30             --                  --           --           1.81%
         All contract charges                               --            384            $ 44,436         7.58%            --
  2006   Lowest contract charge 0.50% Class B          $134.63             --                  --           --           9.38%
         Highest contract charge 1.30% Class B (c)     $102.45             --                  --           --           2.45%
         All contract charges                               --            379            $ 42,859         7.11%            --

MULTIMANAGER SMALL CAP GROWTH (G)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $136.02             --                  --           --          27.01%
         Highest contract charge 1.45% Class B         $128.13             --                  --           --          25.81%
         All contract charges                               --            410            $ 52,764         0.00%            --
  2009   Lowest contract charge 0.50% Class B          $107.09             --                  --           --          33.86%
         Highest contract charge 1.45% Class B         $101.85             --                  --           --          32.58%
         All contract charges                               --            429            $ 43,863         0.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 80.00             --                  --           --         (42.40)%
         Highest contract charge 1.45% Class B         $ 76.82             --                  --           --         (42.96)%
         All contract charges                               --            416            $ 32,215         0.00%            --
  2007   Lowest contract charge 0.50% Class B          $138.89             --                  --           --           3.16%
         Highest contract charge 1.45% Class B         $134.67             --                  --           --           2.17%
         All contract charges                               --            439            $ 59,581           --             --
  2006   Lowest contract charge 0.50% Class B          $134.64             --                  --           --           9.66%
         Highest contract charge 1.45% Class B         $131.81             --                  --           --           8.61%
         All contract charges                               --            297            $ 39,279         1.47%            --

MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B          $180.17             --                  --           --          23.89%
         Highest contract charge 1.45% Class B         $134.66             --                  --           --          22.70%
         All contract charges                               --            783            $134,605         0.15%            --
  2009   Lowest contract charge 0.50% Class B          $145.43             --                  --           --          25.78%
         Highest contract charge 1.45% Class B         $109.75             --                  --           --          24.59%
         All contract charges                               --            853            $119,151         1.05%            --
  2008   Lowest contract charge 0.50% Class B          $115.62             --                  --           --         (38.17)%
         Highest contract charge 1.45% Class B         $ 88.09             --                  --           --         (38.77)%
         All contract charges                               --            872            $ 97,762         0.25%            --
  2007   Lowest contract charge 0.50% Class B          $187.01             --                  --           --         (10.30)%
         Highest contract charge 1.45% Class B         $143.86             --                  --           --         (11.16)%
         All contract charges                               --            957            $174,548         0.31%            --
  2006   Lowest contract charge 0.50% Class B          $208.48             --                  --           --          15.53%
         Highest contract charge 1.45% Class B         $161.93             --                  --           --          14.43%
         All contract charges                               --          1,040            $213,071         5.68%            --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                      YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                               UNITS
                                                                 UNIT       OUTSTANDING      NET ASSETS     INVESTMENT       TOTAL
                                                                VALUE          (000S)          (000S)     INCOME RATIO**   RETURN***
                                                              ---------     ------------     ----------   --------------   ---------
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B                  $126.51            --                --          --           17.11%
         Highest contract charge 1.45% Class B                 $116.04            --                --          --           16.01%
         All contract charges                                       --         1,075          $126,366        0.00%             --
  2009   Lowest contract charge 0.50% Class B                  $108.02            --                --          --           57.65%
         Highest contract charge 1.45% Class B                 $100.03            --                --          --           56.15%
         All contract charges                                       --         1,128          $114,338        0.00%             --
  2008   Lowest contract charge 0.50% Class B                  $ 68.52            --                --          --          (47.34)%
         Highest contract charge 1.45% Class B                 $ 64.06            --                --          --          (47.85)%
         All contract charges                                       --           995          $ 64,569        0.00%             --
  2007   Lowest contract charge 0.50% Class B                  $130.12            --                --          --           17.63%
         Highest contract charge 1.45% Class B                 $122.84            --                --          --           16.50%
         All contract charges                                       --         1,044          $129,627          --              --
  2006   Lowest contract charge 0.50% Class B                  $110.62            --                --          --            6.76%
         Highest contract charge 1.45% Class B                 $105.44            --                --          --            5.74%
         All contract charges                                       --         1,063          $113,046          --              --

OPPENHEIMER MAIN STREET FUND(R) /VA
-----------------------------------
         Unit Value 1.20% to 1.20%*
  2010   Lowest contract charge 1.20% Service Class (w)        $106.41            --                --          --            7.17%
         Highest contract charge 1.20% Service Class (w)       $106.41            --                --          --            7.17%
         All contract charges                                       --            --          $     52        0.00%             --

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Advisor Class (w)        $123.43            --                --          --           22.88%
         Highest contract charge 1.20% Advisor Class (w)       $123.17            --                --          --           22.63%
         All contract charges                                       --             4          $    561       11.03%             --

TARGET 2015 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $105.72            --                --          --           10.17%
         Highest contract charge 1.45% Class B (a)             $101.43            --                --          --            9.12%
         All contract charges                                       --           202          $ 20,501        1.52%             --
  2009   Lowest contract charge 0.50% Class B (a)              $ 95.96            --                --          --           19.71%
         Highest contract charge 1.45% Class B (a)             $ 92.95            --                --          --           18.56%
         All contract charges                                       --           171          $ 15,922        4.64%             --
  2008   Lowest contract charge 0.50% Class B (a)              $ 80.16            --                --          --          (30.82)%
         Highest contract charge 1.45% Class B (a)             $ 78.40            --                --          --          (31.49)%
         All contract charges                                       --           128          $ 10,137        3.62%             --
  2007   Lowest contract charge 0.50% Class B (a)              $115.88            --                --          --            6.70%
         Highest contract charge 1.45% Class B (a)             $114.43            --                --          --            5.68%
         All contract charges                                       --            67          $  7,845        5.13%             --
  2006   Lowest contract charge 0.50% Class B (a)              $108.60            --                --          --            8.60%
         Highest contract charge 1.45% Class B (a)             $108.28            --                --          --            8.28%
         All contract charges                                       --            11          $  1,222       10.42%             --

TARGET 2025 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)              $103.33            --                --          --           11.38%
         Highest contract charge 1.45% Class B (a)             $ 99.13            --                --          --           10.32%
         All contract charges                                       --           272          $ 27,184        1.46%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TARGET 2025 ALLOCATION (CONTINUED)
----------------------------------
  2009   Lowest contract charge 0.50% Class B (a)      $ 92.77           --                   --          --            22.58%
         Highest contract charge 1.45% Class B (a)     $ 89.86           --                   --          --            21.42%
         All contract charges                               --          222              $20,037        4.87%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 75.68           --                   --          --           (35.34)%
         Highest contract charge 1.45% Class B (a)     $ 74.01           --                   --          --           (35.96)%
         All contract charges                               --          143              $10,694        3.46%              --
  2007   Lowest contract charge 0.50% Class B (a)      $117.04           --                   --          --             6.83%
         Highest contract charge 1.45% Class B (a)     $115.57           --                   --          --             5.80%
         All contract charges                               --           80              $ 9,227        4.20%              --
  2006   Lowest contract charge 0.50% Class B (a)      $109.56           --                   --          --             9.56%
         Highest contract charge 1.45% Class B (a)     $109.23           --                   --          --             9.23%
         All contract charges                               --            9              $ 1,035        8.37%              --

TARGET 2035 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $101.96           --                   --          --            12.16%
         Highest contract charge 1.45% Class B (a)     $ 97.82           --                   --          --            11.09%
         All contract charges                               --          219              $21,513        1.41%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 90.90           --                   --          --            24.93%
         Highest contract charge 1.45% Class B (a)     $ 88.05           --                   --          --            23.74%
         All contract charges                               --          169              $14,876        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 72.76           --                   --          --           (38.34)%
         Highest contract charge 1.45% Class B (a)     $ 71.16           --                   --          --           (38.94)%
         All contract charges                               --           97              $ 6,992        3.39%              --
  2007   Lowest contract charge 0.50% Class B (a)      $118.01           --                   --          --             6.84%
         Highest contract charge 1.45% Class B (a)     $116.54           --                   --          --             5.83%
         All contract charges                               --           40              $ 4,736        4.13%              --
  2006   Lowest contract charge 0.50% Class B (a)      $110.45           --                   --          --            10.45%
         Highest contract charge 1.45% Class B (a)     $110.12           --                   --          --            10.12%
         All contract charges                               --            5              $   531        6.64%              --

TARGET 2045 ALLOCATION
----------------------
         Unit Value 0.50% to 1.45%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 99.81           --                   --          --            12.71%
         Highest contract charge 1.45% Class B (a)     $ 95.76           --                   --          --            11.65%
         All contract charges                               --          147              $14,276        1.25%              --
  2009   Lowest contract charge 0.50% Class B (a)      $ 88.55           --                   --          --            27.14%
         Highest contract charge 1.45% Class B (a)     $ 85.77           --                   --          --            25.91%
         All contract charges                               --          117              $10,042        4.83%              --
  2008   Lowest contract charge 0.50% Class B (a)      $ 69.65           --                   --          --           (41.63)%
         Highest contract charge 1.45% Class B (a)     $ 68.12           --                   --          --           (42.18)%
         All contract charges                               --           69              $ 4,692        2.97%              --
  2007   Lowest contract charge 0.50% Class B (a)      $119.32           --                   --          --             7.26%
         Highest contract charge 1.45% Class B (a)     $117.82           --                   --          --             6.23%
         All contract charges                               --           29              $ 3,403        3.33%              --
  2006   Lowest contract charge 0.50% Class B (a)      $111.24           --                   --          --            11.24%
         Highest contract charge 1.45% Class B (a)     $110.91           --                   --          --            10.91%
         All contract charges                               --            3              $   380        7.39%              --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2010

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                         UNIT             UNITS         NET ASSETS     INVESTMENT       TOTAL
                                                        VALUE      OUTSTANDING (000S)     (000S)     INCOME RATIO**   RETURN***
                                                     ------------ -------------------- ------------ ---------------- ----------
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 0.90% to 1.20%*
  2010   Lowest contract charge 0.90% Class 2 (w)      $104.51          --                    --           --           4.37%
         Highest contract charge 1.20% Class 2 (w)     $104.29          --                    --           --           4.16%
         All contract charges                               --          19                $2,035         0.24%            --

----------
(a) Units were made available for sale on September 18, 2006.

(b) Units were made available for sale on November 6, 2006.

(c) Units were made available for sale on December 4, 2006.

(d) Units were made available for sale on May 18, 2007.

(e) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.

(f) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.

(g) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.

(h) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.

(i) Units were made available for sale on August 17, 2007.

(j) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.

(k) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.

(l) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.

(m) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.

(n) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

(o) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.

(p) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

(q) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.

(r) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.

(s) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.

(t) Units were made available for sale on July 10, 2009.

(u) Units were made available for sale on September 18, 2009.

(v) Units were made available for sale on September 30, 2009.

(w) Units were made available on May 3, 2010.

(x) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

(y) Units were made available on September 20, 2010.

+   Reflects maximum allowable charge. Current charge is 1.40%.

* Expenses as percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)      Exhibits.

                  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.       (a)      Resolutions of the Board of Directors of The
                           Equitable Life Assurance Society of the United States
                           ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                           Statement No. 333-19925 on January 17, 1997.

                  (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2.       Not applicable.

         3.       (a)      Distribution Agreement for services by The
                           Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated
                           January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on April
                           20, 2001.

                  (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on April 20, 2001.

                  (c) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                           Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (d) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (e) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (f) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (g) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (h) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                           Exhibit 3(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

                  (i)(i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File No. 333-05593), filed on May 1, 1998.

                  (i)(ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, incorporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No. 2-30070), filed on December 30, 2004.

                  (k) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (l) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                  (m) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                  (n) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                  (o) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6.       (a)      Copy of the Restated Charter of Equitable,
                           adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17,
                           1997.

                  (b) Copy of the Certificate of Amendment of the Restated Charter of Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

                  (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

                  (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

                  (e) Copy of the Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

                  (f) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

                  (g) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7.       Not applicable.

         8.       (a)      Participation Agreement among EQ Advisors Trust,
                           The Equitable Life Assurance Society of the United
                           States, Equitable Distributors, Inc., and EQ
                           Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ
                           Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                  (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on December 5, 2001.

                  (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                           Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                           January 15, 2004.

         9.       (a)      Opinion and Consent of Anthony A. Dreyspool,
                           Esq., Vice President and Associate General Counsel of
                           Equitable, as to the legality of the securities being registered, previously filed with this Registration
                           Statement on Form N-4 (File No. 333-19925) on August
                           19, 1997.

                  (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-19925 on April 19, 2004.

                  (b)(i) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 24, 2007.

                  (b)(ii) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the Legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 21, 2008.

                  (c) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the Legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 20, 2009.

                  (d) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the Legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 19, 2010.

                  (e) Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel is filed herewith.

         10.      (a)      Consent of PricewaterhouseCoopers LLP.

                  (b)      Powers of Attorney are filed herewith.

         11.      Not applicable.

         12.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins
Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522


OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer


OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts January 1st 2010 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4 filed July 26, 2010.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27.  Number of Contractowners

         As of February 28, 2011, there were 712 Qualified Contract Owners and 546 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

                  The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                  7.4      Indemnification of Directors, Officers and Employees.

                           (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                                 (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                                 (iii) the related expenses of any such person
                                       in any of said categories may be advanced by the Company.

                           (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.
                                 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)      Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------
*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary


(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer and
                                         Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial Protection
                                         & Wealth Management Officer

*Gary Hirschkron                         Executive Vice President

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*Michael Gregg                           Executive Vice President

*David W. O'Leary                        Executive Vice President

*Joanne Pietrini-Smith                   Executive Vice President

*Anthea Perkinson                        Senior Vice President and National
                                         Accounts Director, Financial
                                         Institutions

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Diana L. Keary                          Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Andrew L. Marrone                       Senior Vice President

*Kevin Molloy                            Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*Ronald R. Quist                         Vice President and Treasurer

*Norman J. Abrams                        Vice President and General Counsel

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2011.


                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                             (Registrant)

                               By: AXA Equitable Life Insurance Company
                                             (Depositor)

                               By: /s/ Dodie Kent
                                   ---------------------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2011.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                              (Depositor)

                               By: /s/ Dodie Kent
                                   --------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel

         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson            Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries       Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne           James F. Higgins                Ezra Suleiman
Charlynn Goins          Peter S. Kraus                  Peter J. Tobin
Danny L. Hale           Scott D. Miller                 Richard C. Vaughan

*By: /s/ Dodie Kent
     ---------------------------
     Dodie Kent
     Attorney-in-Fact

April 25, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
-----------                                                           ---------

9(e)                Opinion and Consent of Counsel                    EX-99.9e

10(a)               Consent of PricewaterhouseCoopers LLP             EX-99.10a

10(b)               Powers of Attorney                                EX-99.10b